File Nos. 333-178461/811-4716

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☒
Amendment No. 47	☒

(Check appropriate box or boxes.)
SYMETRA RESOURCE VARIABLE ACCOUNT B
(Exact Name of Registrant)
Symetra Life Insurance Company
(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA	98004
(Address of Depositor's Principal Executive Offices)	(Zip Code)
Depositor’s Telephone Number, including Area Code (425) 256-8000
Name and Address of Agent for Service
Jacqueline M. Veneziani
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004
(425) 256-5026
Approximate date of Proposed Public Offering:
As Soon as Practicable after Effective Date of this registration statement

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2014, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contracts

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Symetra True Variable Annuity®
Individual Flexible Premium Deferred Variable Annuity Contract

Issued By:
SYMETRA LIFE INSURANCE COMPANY
and
SYMETRA RESOURCE VARIABLE ACCOUNT B

Prospectus Dated: May 1, 2014

This prospectus describes the Symetra True Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the Contract may not lawfully be sold.
Under the Contract, you allocate Contract Value to Symetra Resource Variable Account B (the “Separate Account”), which consists of Sub-accounts, each of which invests exclusively in a particular Portfolio. This variable annuity allows you to allocate Purchase Payments to the following Portfolio companies:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Goldman Sachs VIT
AllianceBernstein Variable Products Series Fund, Inc.	Janus Aspen Series
ALPS Variable Investment Trust	JPMorgan Insurance Trust
American Century Variable Portfolios, Inc.	Merger Fund VL
American Funds Insurance Series	MFS® Variable Insurance Trust
BlackRock Variable Series Funds, Inc.	MFS® Variable Insurance Trust II
Calvert Variable Products, Inc.	PIMCO Variable Insurance Trust
Columbia Funds Variable Insurance Trust	Pioneer Variable Contracts Trust
Delaware VIP Trust	Royce Capital Fund
Dimensional Fund Advisors	SEI Insurance Products Trust
Dreyfus Variable Investment Fund	Sentinel Variable Products Trust
DWS Variable Series II	T. Rowe Price Variable Insurance Portfolios
Eaton Vance Variable Trust	Van Eck VIP Trust
Fidelity® Variable Insurance Products	Vanguard® Variable Insurance Fund Portfolios
Franklin Templeton Variable Insurance Products Trust	Virtus Variable Insurance Trust
The Portfolio prospectuses should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge. For a complete listing of the Portfolios available through the Sub-accounts under the Contract, please see Appendix B of this prospectus.
To learn more about the Symetra True Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2014 which has been filed with the Securities and Exchange Commission (“SEC”). The SAI is incorporated by reference and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus (if you have received it in an electronic format) or a prospectus for any of the underlying Portfolios, by calling us at 1-800-457-9015 or writing us at: PO Box 758545, Topeka, Kansas 66675. The table of contents for the SAI appears at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.
Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other government agency. Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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DEFINED TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the Contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

Accumulation Phase	The period between the Contract Date and the Annuity Date.

Accumulation Unit	A unit of measure we use to calculate the value in a Sub-account during the Accumulation Phase.

Administrative Office	The Symetra Life address to which all applications that are accompanied by an initial Purchase Payment, and all subsequent Purchase Payments should be mailed.

Annuitant	The natural person on whose life annuity payments for this Contract are based.

Annuity Date	The date annuity payments begin under an annuity option. Any reference to Annuity Date includes the Income Payment Start Date.

Beneficiary	The person or entity designated to receive any Contract benefits upon the Owner's death.

Business Day	Any day the New York Stock Exchange (“NYSE”) is open for trading. A Business Day generally ends at 4:00 PM Eastern Standard Time or the closing of trading on the NYSE, if earlier.

Contract	The Symetra True Variable Annuity Contract, which provides variable investment options offered by Symetra Life.

Contract Date	The first Business Day the Contract is in force and the date from which we measure Contract Years.

Contract Maintenance Office
The Symetra Life address to which all written communications, including applications that are not accompanied by an initial Purchase Payment, general correspondence, and other transactional inquiries should be mailed.

Contract Month	A month measured from the Contract Date or a monthly anniversary of the Contract Date.

Contract Value	The sum of the value of the Sub-accounts attributable to your Contract that have not been applied to provide annuity payments.

Contract Year	A 12-month period starting on the Contract Date or on an anniversary of that date.

General Account	All assets of Symetra Life other than those allocated to the Separate Account or any other Symetra Life separate account.

Good Order	An instruction that Symetra Life receives that is accompanied by all necessary information and supporting legal documentation necessary to effect the transaction.

Income Phase	The period beginning on the Annuity Date during which the Payee receives payments.

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Internal Revenue Code (the “Code”)	The Internal Revenue Code of 1986, as amended or revised.

Owner
The person or legal entity entitled to exercise all rights and privileges under the Contract. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Contract. Any reference to Owner in this prospectus includes any joint Owner.

Payee	The person or persons designated by you to receive annuity payments. You are the Payee unless you designate another person as the Payee.

Portfolio	A series of a registered open-end management investment company in which the corresponding Sub-account invests.

Purchase Payment	An amount paid to Symetra Life for allocation under the Contract, less any premium tax due at the time the payment is made.

Separate Account	Symetra Resource Variable Account B, a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio.

Valuation Period	The period that starts at the close of regular trading on the NYSE on any Business Day and ends at the close of regular trading on the next succeeding Business Day.

WTB Additional Benefit	The WTB Benefit Base minus your Contract Value.

WTB Benefit Base	The Contract Value plus 50% of the WTB Gain.

WTB Earnings	The amount by which your Contract Value exceeds your Purchase Payments adjusted for withdrawals.

WTB Gain	The amount by which your covered Contract Value exceeds the WTB Threshold.

WTB Threshold	The sum of all Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

WTB Threshold Cap	The maximum WTB Threshold used for calculating the WTB Gain. The WTB Threshold Cap is equal to one million dollars.

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SUMMARY

This summary provides a brief overview of the Symetra True Variable Annuity. More information is provided in the prospectus, SAI and your Contract.
What is the purpose of the Contract? The Symetra True Variable Annuity Contract is an agreement between you, the Owner, and Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”). The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The Contract provides for guaranteed income and death benefits, subject to applicable terms and conditions. You should not buy the Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.
What kinds of Contracts are described in the prospectus? The Contracts are available as non-qualified contracts that provide you certain tax deferral features under the Code.
The Contracts are also available as one of the following types of qualified contracts:

•	Individual Retirement Annuity (“IRA”);

•	Roth IRA;

•	Simple IRA; or

•	SEP IRA.
Qualified contracts do not provide additional tax deferral benefit.
How do I invest money in the Contract? We accept initial Purchase Payments in the amount of $25,000 or more. Subsequent Purchase Payments may be made at any time in the amount of $1,000 or more, or if made by electronic funds transfer, in the amount of $250 or more. We will not accept without our prior approval aggregate Purchase Payments in excess of $2 million dollars. All Purchase Payments should be sent to our Administrative Office.
What annuity options are available? You can select one of five basic annuity options under the Contract. The options available are:

•	Life Annuity;

•	Life Annuity with Guaranteed Period;

•	Joint and Survivor Life Annuity;

•	Joint and Survivor Life Annuity with Guaranteed Period; or

•	Period Certain Annuity.
All annuity payments will be made on a fixed basis.
What are my investment choices? Currently, the Contract offers Sub-accounts that invest in the Portfolios listed in Appendix B, however not all Sub-accounts may be available for all Contracts.
Can I make transfers between the Sub-accounts? You can transfer money among the available Sub-accounts 25 times per Contract Year free of a transfer charge. All transfers must meet a $500 minimum transfer amount.
You can use the following strategies at no additional charge:

•	Dollar Cost Averaging;

•	Sub-account Rebalancing; and

•	Customized Transfer Instructions.
Transfers made under these strategies do not count against your free transfers and may not be subject to the $500 minimum transfer amount.

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Can I make withdrawals? You can access your money through partial withdrawals, repetitive withdrawals, and a full surrender. You may have to pay income taxes and tax penalties on any money you withdraw from the Contract.
What are the charges and expenses? The Contract has insurance features and investment features, and there are costs related to each. The charges and expenses for this Contract are summarized in the following Fee Table and discussed in detail in “Section 7 – Charges and Expenses.”
What are the death benefit options? The Contract provides a death benefit equal to the Contract Value. You may also elect an optional death benefit rider that is available for an additional charge. The Wealth Transfer Benefit rider (“WTB rider”) provides an additional death benefit in the event of positive investment performance to help offset taxes and other expenses your surviving Owner or Beneficiary may incur after your death. Generally, the WTB rider works by adding the WTB Additional Benefit to your Contract Value, subject to the terms and conditions described in “Section 8 – Death Benefit and Optional Death Benefit Rider.”

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the Contract. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.
The Owner Transaction Expenses table describes the fees and expenses that you will pay when you transfer money between Sub-accounts. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES	AMOUNT DEDUCTED
TRANSFER CHARGE (Assessed for each transfer in excess of 25 transfers in a Contract Year)	$25
The Periodic Charges table below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

PERIODIC CHARGES (Not Including Portfolio Operating Fees and Expenses or Optional Benefit Charges)	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average daily net assets of each Sub-account/deducted daily)
Mortality and Expense Risk Charge	0.60%	0.60%
Sub-account Fund Facilitation Fee (1)	0.15%	0.00%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	0.75%	0.60%

(1)	The Sub-account fund facilitation fee is assessed against the average daily net assets invested in certain Sub-accounts. Currently, we do not assess this fee on any Sub-account.
The Annual Charges For Wealth Transfer Benefit rider table below describes the fees and expenses that you would pay if you added the optional benefit to your Contract. The WTB rider charges shown are per $1,000 of WTB Additional Benefit.

ANNUAL CHARGES FOR WEALTH TRANSFER BENEFIT RIDER (2)	MAXIMUM CHARGE (3)	CURRENT CHARGE (3)
WEALTH TRANSFER BENEFIT RIDER
Joint owners, the oldest age 95, using unisex rates (4)	$524.34	$434.60
Representative Contract Owner - 61 year old male (5)	$13.28	$10.63

(2)	The WTB rider charges are deducted monthly pro-rata from Contract Value invested in the Sub-accounts.

(3)	The charges shown are on an annual basis per $1,000 of WTB Additional Benefit.

(4)
The charges shown for the WTB rider are based on joint owners, the oldest of whom is age 95, and unisex rates. The charge applicable to you will vary based on your attained age, single or joint ownership, and, where allowed by law, sex. A table of current annual charges can be found in Appendix E.

(5)
The charges shown are for an assumed representative Contract Owner who is a 61 year old male using the single life table. The charge applicable to you will vary based on your attained age, single or joint ownership, and, where allowed by law, sex. A table of current annual charges can be found in Appendix E.

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The Total Annual Portfolio Operating Expense Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the Contract. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2013 . Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio are contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (6)	Lowest	Highest
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses (before any waivers or expense reimbursement)	0.16%	27.11%
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses (after any waiver or expense reimbursement) (7)	0.06%	2.96%

(6)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, that may be imposed by any underlying Portfolio.

(7)
The range of total annual Portfolio operating expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment advisor to reimburse or waive Portfolio operating expenses until at least April 30, 2015 . Advisors to certain Portfolios offered in the Contract agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses (including the mortality and expense risk charge, the Sub-account fund facilitation fee and, if applicable, any additional rider), and the Portfolio fees and expenses.
For purposes of calculating the examples showing the highest fees and expenses, we assume the imposition of the Sub-account fund facilitation fee even though we do not currently assess it. The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfers or partial withdrawals. We based annual expenses of the underlying Portfolios on data provided by the Portfolio companies for the year ended December 31, 2013 . The examples do not take into consideration any fee waiver or reimbursement arrangements of the underlying Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. We did not independently verify the data provided, but we did prepare the examples.
The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary and may be more or less than 5%.

EXAMPLES WITH WEALTH TRANSFER BENEFIT RIDER SELECTED (1)

You would pay the following expenses on a $10,000 investment in the Contract for the time periods indicated below assuming that you elect the Wealth Transfer Benefit rider available under the Contract and your investment has a 5% return each year. (2)
THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS AND PURCHASE OF THE WEALTH TRANSFER BENEFIT RIDER AT AGE 61.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$2,490	$6,040	$8,282	$10,906	$2,490	$6,040	$8,282	$10,906	$2,490	$6,040	$8,282	$10,906
THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS AND PURCHASE OF THE WEALTH TRANSFER BENEFIT RIDER AT AGE 61.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$94	$304	$551	$1,397	$94	$304	$551	$1,397	$94	$304	$551	$1,397

(1)	The examples assume a $10,000 investment in the Contract which is less than the minimum required to purchase this Contract.

(2)
For purposes of calculating the examples, we use the maximum annual guaranteed WTB rider charge for a representative Contract Owner, which is based on a male, age 61 in year 1, age 63 in year 3, age 65 in year 5 and age 70 in year 10. The charges assumed in the periods are $13.28 for year 1, $16.63 for year 3, $21.67 for year 5, and $33.26 for year 10. All charges are per $1,000 of WTB Additional Benefit.

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EXAMPLES WITH STANDARD CONTRACT FEATURES (1)

You would pay the following expenses on a $10,000 investment in the Contract for the time periods indicated below assuming that your investment has a 5% return each year.
THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$2,490	$6,040	$8,282	$10,906	$2,490	$6,040	$8,282	$10,906	$2,490	$6,040	$8,282	$10,906
THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$93	$290	$503	$1,117	$93	$290	$503	$1,117	$93	$290	$503	$1,117

(1)	The examples assume a $10,000 investment in the Contract which is less than the minimum required to purchase this Contract.

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1. THE ANNUITY CONTRACT

This prospectus describes generally applicable provisions of the Symetra True Variable Annuity Contract. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The Contract provides for guaranteed income and death benefits, subject to applicable terms and conditions. You should not buy the Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.
The Contract is an agreement between Symetra Life and you, the Owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your Contract is in the Accumulation Phase. Once you begin receiving annuity payments, your Contract is in the Income Phase.
The Contract is called a variable annuity because you can choose among the available Sub-accounts. Each Sub-account invests in a corresponding Portfolio, and you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you select affects the value of your Contract and, therefore, affects the amount of the annuity payments available at the time of annuitization and your death benefit.
VARIATIONS
This prospectus describes the material rights and obligations under the Contract. Certain provisions of the Contract may be different from the general description in this prospectus due to variations required by state law. For example, state law may require different “free-look” periods, which is the amount of time allowed to examine the Contract and return it for a refund, and may impose different issue age limitations. The state in which your Contract is issued also governs whether or not certain riders, options, charges or fees are available or will vary under your Contract. Please see Appendix C for a listing of general state variations as well as your Contract for specific variations applicable to you. Any state variations will be included in your Contract or in riders or endorsements attached to your Contract.
OTHER CONTRACTS
We offer other variable annuity contracts that have different features and investment options. However, these other contracts also have different charges that would affect the Sub-account performance and may not be offered in your state. To obtain more information about these other contracts, contact us.
INQUIRIES
If you need more information, you can contact us at:
Contract Maintenance Office: For all written communications, including applications that are not accompanied by an initial Purchase Payment, general correspondence, and other transactional inquiries, please contact us at:
Symetra Life Insurance Company
PO Box 758545
Topeka, KS 66675
Administrative Office: For all applications that are accompanied by an initial Purchase Payment, and all subsequent Purchase Payments, please contact us at:
Symetra Life Insurance Company
PO Box 758568
Topeka, KS 66675

We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the addresses listed above and delivered to our processing office.

Customer Service By Phone:	1-800-457-9015	For Overnight Mail:	Symetra Life Insurance Company 200 West 6th Avenue Topeka, KS 66603-3704
On the Internet:	http://www.symetra.com
Transactions made through the Internet. Certain transactions made electronically through the Internet will be accepted if you provide us with certain identification information, such as a password or personal identification information. We will not be liable for following instructions we receive electronically through the Internet that we reasonably believe to be genuine. We may suspend, modify, or terminate our electronic transaction procedures at any time.

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OWNER
The Owner (“you”) is as shown on the Contract application, unless changed. You, as the Owner, may exercise all ownership rights under the Contract. The Contract must be issued prior to the Owner reaching the maximum issue age as stated in the Contract. If your birthday falls between the application date and the Contract Date, we will issue the Contract based upon your age as of the application date if requested by you and subject to state regulations.
Joint Owners: A non-qualified Contract can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly, unless both Owners direct us otherwise in writing. Only two Owners are allowed per Contract. An Owner who is a non-natural person (e.g., a corporation or a trust) may not name a joint Owner.
If you elected the WTB rider, any joint Owner named on the Contract must be the spouse of the Owner. For information on spousal continuation, please see “Section 8 – Death Benefit and Optional Death Benefit Rider.” Any election otherwise will terminate the WTB rider elected.
Changes to Ownership: You may change the Owner or joint Owner by sending us a signed and dated request. If you designate someone else as Owner, that person must not have been older than the maximum issue age as of the Contract Date. The WTB rider will terminate if you add or replace an Owner to the Contract. Unless you specify otherwise, a change in ownership is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice.
Use care when naming joint Owners and making changes to the ownership of your Contract and consult your agent or other advisor if you have questions.
ANNUITANT
You initially name the Annuitant and any joint Annuitant on your Contract application. This designation can be changed at any time prior to the Annuity Date, unless the Contract is owned by a non-natural person (e.g., corporations or trusts). Unless you specify otherwise, a change in Annuitant is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice. Only two Annuitants are allowed per Contract. Each Annuitant must be age 85 or younger as of the Contract Date. Annuity payments must begin prior to the Annuitant reaching the maximum annuitization age as stated in the Contract. If there are joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Date.
If you have not designated someone else prior to the Annuity Date, you are the Annuitant. For natural Owners, if you elected the WTB rider, you must also be the Annuitant(s). The WTB rider will terminate if you add or replace an Annuitant to the Contract.

BENEFICIARY
The Beneficiary is the person or entity that is entitled to receive a benefit as described in “Section 8 – Death Benefit and Optional Death Benefit Rider.” You initially name the Beneficiary on your Contract application and can change the Beneficiary at any time (by sending a signed and dated request) unless you have designated the Beneficiary as irrevocable. An irrevocable Beneficiary must consent in writing to any change. A new Beneficiary designation revokes any prior designation and is effective when signed by you. We are not responsible for the validity of any Beneficiary designation nor for any actions we may take prior to receiving and recording a Beneficiary change. After your death, the Beneficiary has the right to receive the death benefit or to change the Payee for remaining annuity payments. Thus, Beneficiaries should notify us of a death as promptly as possible.
ASSIGNMENT
You can assign the Contract unless restricted by applicable law; however, the new Owner cannot be older than the maximum issue age on the Contract Date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. If this Contract is assigned, we will treat it as a change of ownership and all rights will be transferred. If the WTB rider is in effect and you assign the Contract, the WTB rider will terminate. We are not bound by any assignment unless it is in writing. Assignments are effective on the date you sign the notice of assignment, subject to all payments made and actions we take before we receive a signed copy of the assignment form at our Contract Maintenance Office. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid. Assigning the Contract or changing the Owner can have a negative impact on the death benefit. See “Section 8 – Death Benefit and Optional Death Benefit Rider.”
If your Contract is an Individual Retirement Annuity (“IRA”) or otherwise issued in connection with a tax-qualified retirement plan, your ability to assign the Contract may be limited.

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2. PURCHASE

PURCHASE PAYMENTS
If you are age 85 or younger, you may purchase a Contract with a minimum initial Purchase Payment of $25,000. Additional Purchase Payments of $1,000 or more ($250 if made electronically) may be added at anytime during the Accumulation Phase. We may reduce the minimum Purchase Payment requirements under certain circumstances. For IRAs and Roth IRAs, because the minimum initial Purchase Payment we accept exceeds the annual contribution limits for IRAs and Roth IRAs, your initial Purchase Payment must include a rollover contribution.
We will not accept, without our prior approval, aggregate Purchase Payments in excess of $2 million dollars.
Purchase Payments should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to make Purchase Payments:

•	By personal check; or

•	By wire transfer.
We will not accept Purchase Payments made in the following forms:

•	Cash;

•	Credit cards; and

•	Money orders or travelers checks.
We reserve the right to not accept third-party checks, however, in some circumstances and at our discretion, we may accept third-party checks that are from a rollover or transfer from other financial institutions.
Initial Purchase Payments. Your initial Purchase Payment must be forwarded to our Administrative Office and is normally credited to your Contract within two Business Days of our receipt at our Administrative Office. If your initial Purchase Payment is not in Good Order, we will contact you to get the necessary information. If we cannot get all the required information within five Business Days, we will either return your initial Purchase Payment or get permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will reject your application and return the initial Purchase Payment to you. In most situations, your Contract Date is the date your application and initial Purchase Payment are received in Good Order.
We reserve the right to refuse any application or initial Purchase Payment. If we refuse an application or any Purchase Payment, we will return it to you within five Business Days.
We will not deem an application that is accompanied by an initial Purchase Payment sent to any other office besides our Administrative Office as received by us until it reaches our Administrative Office and is picked up and delivered to our processing office.
Additional Purchase Payments. Additional Purchase Payments may be made at any time by sending them to our Administrative Office and should include your Contract number. Additional Purchase Payments received in Good Order and mailed to our Administrative Office and picked up and delivered to our processing office will be credited to your Contract on the same Business Day as received by us. However, any Purchase Payment received after the end of a Business Day will be credited the next Business Day.
We will not deem Purchase Payments sent to any other office besides our Administrative Office as received by us until they reach our Administrative Office and are picked up and delivered to our processing office. Each Purchase Payment is subject to acceptance and approval by us.
We reserve the right to refuse any Purchase Payment that is over $2 million dollars; that aggregated with previous Purchase Payments, exceeds $2 million dollars; that does not meet our minimums; that is not in Good Order; that we determine is made for market timing purposes; or is otherwise contrary to law for Symetra Life to accept.
ALLOCATION OF PURCHASE PAYMENTS
You tell us how to apply your initial Purchase Payment by specifying your desired allocation among the available Sub-accounts on the Contract application. Unless you tell us otherwise, subsequent Purchase Payments will be allocated in the same proportion as your most recent Purchase Payment (unless that was a Purchase Payment you directed us to allocate on a one-time-only basis). You may change the way subsequent Purchase Payments are allocated by providing us with written

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instructions, by telephoning us or electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See “Section 5 – Transfers Among the Sub-accounts.”
ACCUMULATION UNITS
Your Contract Value will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of this, we use a unit of measure called an Accumulation Unit.
We calculate the value of an Accumulation Unit for each Sub-account at the time the NYSE closes each day, which is generally 4:00 PM Eastern Time. To determine the current Accumulation Unit value, we take the prior Business Day’s Accumulation Unit value and multiply it by the net investment factor for the current day. Changes in the Accumulation Unit value reflect the investment performance of each Sub-account as well as the deductions for the mortality and expense risk charge, Sub-account fund facilitation fee and taxes. The value of an Accumulation Unit will usually go up or down from day to day.

The net investment factor is used to measure the daily change in the Accumulation Unit value for each Sub-account. The net investment factor for any Sub-account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) where:

1.
is the net asset value per share of the applicable Portfolio held in the Sub-account determined as of the end of the current Valuation Period, plus the per-share amount of any dividend or capital gain distributions made by the Portfolio on shares held in the Sub-account if the ex-dividend date occurs during the current Valuation Period;

2.	is the net asset value per share of the Portfolio held in the Sub-account determined at the end of the prior Valuation Period; and
3.
is a daily factor representing the mortality and expense risk charge, the Sub-account fund facilitation fee and any taxes or amounts set aside as a reserve for taxes attributable to the applicable Contracts, expressed as a percentage of the total net assets of the Sub-account adjusted for the number of days in the Valuation Period.

When you make Purchase Payments or transfers into a Sub-account, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a particular Sub-account by the value of the Accumulation Unit for that particular Sub-account. If we receive a Purchase Payment before the close of business on a Business Day, we will use that day’s Accumulation Unit value. If we receive a Purchase Payment after the close of business on a Business Day, we will use the following day’s Accumulation Unit value.
Example: Assume that we receive a $10,000 Purchase Payment from you. You have told us you want this to go to the Fidelity VIP Mid Cap Sub-account. At the end of the Business Day that we received the Purchase Payment, we determine that the value of an Accumulation Unit for the Fidelity VIP Mid Cap Sub-account is $34.12. We then divide $10,000 by $34.12 and credit your Contract on that night with 293.10 Accumulation Units for the Fidelity VIP Mid Cap Sub-account.
We process withdrawals and transfers of Contract Value from a Sub-account in a similar manner using the applicable Accumulation Unit value for the Sub-accounts involved in the transaction. A withdrawal involves the deduction of Accumulation Units of the Sub-accounts from which the withdrawal is taken. Transfers involve the deduction of Accumulation Units of the Sub-accounts from which the transfer is taken and the crediting of Accumulation Units of the Sub-accounts to which the transfer is made.
RIGHT TO EXAMINE
You may cancel the Contract without charge by returning it to us or to your registered representative within the period stated on the front page of your Contract. We include a refund of all charges that may have been deducted from your Contract if you cancel your Contract during this period. This period will be at least 10 days (or longer in some states). You will receive your Contract Value plus the refund of all charges. If the Contract is a replacement of another insurance or annuity contract, you may return the Contract within 30 days from the date you received it, and receive a refund of the Contract Value plus any fees or charges deducted under the Contract. Because of the market risks associated with investing in the Sub-accounts, the Contract Value returned may be more or less than the Purchase Payments you have paid. In some states, we may be required to return to you the amount of the Purchase Payments paid to us. In this case, Symetra Life will be subject to the investment risk. When we are required to guarantee a return of Purchase Payments, we will apply amounts designated for the Sub-accounts to the money market Sub-account available under the Contract until the expiration of the right to examine period. These amounts will then be allocated in the manner you selected unless you have canceled the Contract.
For Contracts purchased as an IRA and returned to us within seven days after you receive it, Symetra Life will refund the greater of your Contract Value or your Purchase Payments. During this seven-day period, we will allocate the Purchase Payments designated for the various Portfolios to the then available money market Portfolio. After seven days, your state’s right to examine provision, as shown in your Contract, will continue to apply. If your state’s right to examine provision is

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longer than seven days and requires a return of Purchase Payment, we will continue to allocate amounts designated for the Sub-accounts to the money market Portfolio offered within your Contract until the right to examine period expires. Upon the expiration of the seven-day period or the right to examine period as stated on your Contract (for those states that have a free look provision longer than seven days and require a return of Purchase Payment), Purchase Payments will then be allocated in the manner you selected unless you have cancelled the Contract.
For a state-by-state description of material variations of this Contract, including the right to examine period, see Appendix C later in this Prospectus.

3. ANNUITY PAYMENTS (INCOME PHASE)

During the Income Phase, the Payee will receive payments from your annuity. The annuity option you select will determine, among other things, the annuity payment start date and frequency. Switching to the Income Phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the Accumulation Phase. Once the Income Phase begins, you cannot add Purchase Payments, make withdrawals, change or add an Annuitant, or change the annuity option. When the entire Contract Value has been annuitized, no death benefit will be applicable. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences. If premium taxes are required by state law, these taxes will be deducted from your Contract Value before the annuity payments are calculated.
ANNUITY DATE
Generally, the Income Phase will start no later than the date the oldest Annuitant attains age 95, but may be earlier for certain qualified Contracts or if required by law. We will send notice to you prior to the scheduled Annuity Date and request that you verify all the information we currently have on file. At this time, you may request a different Annuity Date, including a date later than the scheduled Annuity Date. The new Annuity Date may not be later than the 101st birthday of the oldest Annuitant. Any extension of an Annuity Date is subject to our approval. Any extension of the Annuity Date past age 95 will require a termination of the WTB rider, if elected, prior to our approval of the extension.
PARTIAL ANNUITIZATION
You may choose to annuitize a portion of your Contract Value. In this situation, your Contract Value will be divided into two parts. The non-annuitized portion would remain in the Accumulation Phase, while the annuitized portion would be moved to the Income Phase. The amount of the Contract Value you choose to apply to an annuity option will be treated as a withdrawal and impact the death benefit and the amount payable under any optional death benefit rider as shown in Appendix D.
Caution should be exercised in choosing to annuitize a portion of Contract Value. Also, if this is a qualified Contract, you may need to meet required minimum distribution rules, which can be quite complex. Before choosing to annuitize all or a portion of your Contract Value, you should consult your tax advisor. See “Section 9 – Taxes” for more information.
ANNUITY OPTIONS
You can switch to the Income Phase at any time by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. You name the Payee when you elect an annuity option and you may change the Payee designation at any time by writing to us. You may select or change an annuity option at any time prior to switching to the Income Phase by completing an election form that you can request in writing or by phone from us or by downloading the form from our web site.
ANNUITY PAYMENTS
Annuity payments will be made on a fixed basis and the dollar amount of the annuity payments will not vary with investment performance. Your Contract contains the Guaranteed Fixed Annuity Purchase Rate Table we use to determine the amount of your annuity payments under all life annuity options. We determine the amount of your annuity payments by dividing your Contract Value being annuitized by the amount shown in the table for your age and annuity option selected. The table factors in an assumed effective interest rate of 1.0%. Payout rates will never be less than those shown in your Contract but if current rates are more favorable to you, we will determine your annuity payments based upon the more favorable rates.
You may choose one of the annuity options listed below or any other option you want and that we agree to provide. The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the Annuitant’s age at the time you switch to the Income Phase, and, under some Contracts, the Annuitant’s sex. If you choose a life annuity option, the number of annuity payments the Payee receives depends on how long the Annuitant lives, not the Annuitant’s life expectancy. The available annuity options are as follows:

Life Annuity. The Payee receives annuity payments as long as the Annuitant is living. Annuity payments stop when the Annuitant dies. There is no minimum number of payments with this option.

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Life Annuity with Guaranteed Period. The Payee receives annuity payments for the longer of the Annuitant’s life or a guaranteed period, as selected by you and agreed to by us. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period will result in higher annuity payments during the Annuitant’s life and fewer or no remaining guaranteed payments to the Payee. A longer guaranteed period will result in lower annuity payments. If the Annuitant dies before the guaranteed payments have been made, the remaining payments will be made to the Payee. Annuity payments stop on the later of the date the Annuitant dies or the date the last guaranteed payment is made.

Joint and Survivor Life Annuity. The Payee receives annuity payments as long as either Annuitant is living. After either Annuitant dies, the Payee receives a specified percentage of each annuity payment as long as the other Annuitant is living. You name the joint Annuitant, Payee and payment percentages at the time you elect this option and they cannot be changed once the Income Phase begins. Choosing lower percentages to be paid after the death of either Annuitant results in higher payments while both Annuitants are living. Annuity payments stop the later of the date the Annuitant dies or the date the joint Annuitant dies.

Joint and Survivor Life Annuity with Guaranteed Period. The Payee receives annuity payments for the longer of the Annuitant’s life, the joint Annuitant’s life or a guaranteed period, as selected by you and agreed to by us. The full benefit amount will continue to be paid to the Payee until the later of the first death of either the Annuitant or joint Annuitant and the end of the guaranteed period. If only one Annuitant is alive when the guaranteed period ends, a percentage of the payment amount will continue to be paid to the Payee. You name the joint Annuitant, Payee and payment percentages at the time you elect this option. The joint Annuitant and payment percentages cannot be changed once the Income Phase begins. Choosing lower percentages to be paid after the death of either Annuitant results in higher payments while both Annuitants are living. Annuity payments stop the later of the date the Annuitant dies, the joint Annuitant dies or the date the last guaranteed payment is made.

Period Certain Annuity. The Payee receives annuity payments for a guaranteed period of time, as selected by you and agreed to by us. This guaranteed period may not exceed the Annuitant’s life expectancy. This option does not guarantee payments for the rest of the Annuitant’s life. If your Contract is a qualified Contract, period certain payments without a life contingency may not satisfy minimum required distribution rules. Annuity payments stop at the end of the guaranteed period. Consult a tax advisor before electing this option.
If you do not choose an annuity option at least 30 days before the latest Annuity Date specified in your Contract, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

You may choose to have annuity payments made on a monthly, quarterly, semi-annual or annual basis. If state law allows, we may choose to distribute your Contract Value in a lump sum if it is equal to or less than $2,000 or monthly annuity payments would be less than $20. We also reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.
Proof of Age or Sex. We may require proof of age or sex before beginning annuity payments under any basic annuity option based on life or life expectancy. If the age or sex of any Annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We will credit interest on underpayments but will not charge interest on overpayments. We may require evidence satisfactory to us that an Annuitant is living before we make any payment.

4. SUB-ACCOUNT OPTIONS

SUB-ACCOUNT OPTIONS
During the Accumulation Phase, you may allocate your Purchase Payments and Contract Value to any of the Sub-accounts available under the Contract. Each Sub-account invests exclusively in the shares of one underlying Portfolio that has its own investment objective. The Portfolios are not offered directly to the public, but are available to life insurance companies and their separate accounts as investment options for variable annuity and variable life insurance contracts and to qualified plans.
A list of each Portfolio, its investment objective, and its investment advisor is listed under Appendix B. However, not all Portfolios are available to all Contract Owners. There is no assurance that any of the Portfolios will achieve their stated objectives. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Contract Maintenance Office. You

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should read those prospectuses carefully before investing. If you have received a summary prospectus for any of the Portfolios listed in Appendix B, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus.
Currently we do not assess a Sub-account fund facilitation fee under the Contract. However, we reserve the right to impose a Sub-account fund facilitation fee on Contract Value allocated to any of the Sub-accounts. See “Section 7 – Charges and Expenses” for more information.
In addition to selling shares to the Separate Account, the Portfolios may sell shares to other separate accounts of other insurance companies to support variable annuity contracts and variable life insurance policies and to qualified plans. It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of life insurance companies to invest simultaneously in the Portfolios. Currently, neither we nor the Portfolios foresee any such disadvantages. The Portfolios must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Portfolio’s response to any of those events conflicts with or insufficiently protects Contract Owners, we will take appropriate action. For more information about the risks associated with the use of the same funding vehicle for both variable annuity contracts and variable life insurance policies of various insurance companies and/or qualified plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.
The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation, that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager. Certain Portfolios available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Portfolio available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Please note that there can be no assurance that any money market portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of any Sub-account investing in a money market portfolio may also become extremely low and possibly negative.
SHORT-TERM REDEMPTION FEES
Certain Sub-accounts invest in Portfolios that impose a short-term redemption fee. Those Portfolios are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An Owner who chooses to redeem Accumulation Units of a Sub-account invested in any of these Portfolios will be subject to a 1.00% short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last.
Redemption fees will be incurred when you withdraw Contract Value invested in one of the Sub-accounts or you transfer Contract Value out of one of these Sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the Sub-accounts. The redemption fee will not apply to deductions from your Contract Value to pay the mortality and expense risk charge or other charges under the Contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Portfolio or Symetra Life designates as exempt.
Redemption Fee Example 1: Assume you allocate Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with 100 Accumulation Units of that Sub-account. Further assume that 58 days later you make a transfer out of the Fidelity VIP Energy Sub-account redeeming 50 Accumulation Units and the value of those 50 Accumulation Units is equal to $500. We would assess a redemption fee equal to 1% of $500. The redemption fee would be equal to $5.00 (1% of $500).
Redemption Fee Example 2: Assume you allocate Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with 100 Accumulation Units of that Sub-account. On day 50, you allocate additional Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with another 50 Accumulation Units of that Sub-account. Further assume, on day 65, you make a transfer out of the Fidelity VIP Energy Sub-account, redeeming 125 Accumulation Units, and the value of each Accumulation Unit is $10.
The first step is to determine which Accumulation Units are redeemed. Using the first-in, first-out rule, all 100 Accumulation Units purchased on day one are redeemed, and 25 of the 50 Accumulation Units purchased on day 50 are redeemed. The 100 Accumulation Units purchased on day one are not subject to the redemption fee, but the 25 Accumulation Units purchased on day 50 are subject to the fee. The value of the Accumulation Units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

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CHANGES TO THE SUB-ACCOUNTS
We reserve the right to add, combine, restrict, or remove any Sub-account under your Contract. If any shares of the Portfolios are no longer available, or if in our view no longer meet the purpose of the Contract, it may be necessary to substitute shares of another Portfolio. New or substitute Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close a Sub-account to allocations of new Purchase Payments by existing or new Contract Owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the Sub-accounts.
COMPENSATION WE RECEIVE FROM PORTFOLIOS
We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided by us with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the Contract. We also receive this compensation for providing services to Contract Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity contracts and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this Contract is 0.30%. Some investment advisors, administrators, and/or distributors may pay us less; some do not pay us any such compensation.
The compensation we receive is paid by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees indirectly through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Contract Maintenance Office. The compensation that we receive may be significant and we may profit from this compensation.
When determining which Portfolios to offer in our variable Contracts, we consider the Portfolios’ name recognition, investment objective, performance, expenses and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Portfolio if the Portfolio no longer meets one or more of the criteria or other criteria we set from time to time at our sole discretion. We do not recommend any particular Portfolio, and we do not provide investment advice.
Compensation for selling the Contracts is set by Symetra Life. Currently we do not pay any compensation directly to broker-dealers selling this Contract but may pay compensation to wholesalers. See “Section 10 – Other Information – Distribution (Principal Underwriter)” for more information.
VOTING RIGHTS
Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. You, or the Beneficiary of your Contract, will have the right to give voting instructions and we will vote shares in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

5. TRANSFERS AMONG THE SUB-ACCOUNTS

During the Accumulation Phase you can transfer money among the Sub-accounts 25 times per Contract Year free of charge. Each additional transfer in excess of this limit will have a charge of $25. The Contract allows Symetra Life to waive transfer charges for any transfer made using systematic transfer strategies. Currently, the systematic transfer strategies under which we waive transfer charges are dollar cost averaging, Sub-account rebalancing and customized transfer instructions. These are described in more detail under “Scheduled Transfers”. All transfers occurring on the same Business Day will be counted as a single transfer for purposes of assessing the $25 transfer charge.
Example: Assume that your Contract Date is January 1st and you make 5 transfers each Contract Month. Your transfers through May would be free of charge. In June, because you exceeded the limit of 25 free transfers per Contract Year, you would incur a $25 transfer charge for each transfer made during the remainder of that Contract Year.

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	Jan	Feb	Mar	Apr	May	June	July	Aug	Sept	Oct	Nov	Dec
Transfers Per Month	5	5	5	5	5	5	5	5	5	5	5	5
Contract Year Total	5	10	15	20	25	30	35	40	45	50	55	60
Transfer Charge	$0	$0	$0	$0	$0	$125	$125	$125	$125	$125	$125	$125
The minimum amount you can transfer out of any Sub-account at one time is $500, or your entire Contract Value invested in the Sub-account if less. If a transfer will result in the remaining balance in a Sub-account being less than $500, you must transfer the entire amount out of the Sub-account.
TRANSFER TRANSACTIONS AVAILABLE
We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

•	your Contract number;

•	the amount of the transfer; and

•	which Sub-accounts are affected.
We cannot process your transfer request until we have received the request at our Contract Maintenance Office. Transfer requests will be effective and valued on the Business Day they are received by us in Good Order.
Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Symetra Life will not be liable for any failure to question or challenge such request for transfer as long as there is a valid signed authorization on record at Symetra Life.
Transfers by Internet will be accepted if you provide us with certain identification information, such as a password or personal identification information. However, we do not accept transfer requests sent by e-mail. Transfer instructions you send electronically through the Internet are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.
We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your request.
Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider’s, your representative’s, or Symetra Life’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.
You also should protect your identification information because self-service options will be available to anyone who provides your identification information. We will not be able to verify that the person using your personal information and providing instructions is you or a person authorized by you.

SCHEDULED TRANSFERS
During the Accumulation Phase, you can choose among several systematic transfer strategies that are available at no charge. We refer to these systematic transfer strategies as “scheduled transfers” and they will not count against your free transfer limit as discussed above. We may impose restrictions on the number of scheduled transfers that can be initiated during each Contract Year or on the Sub-accounts available for scheduled transfers. If such restrictions are imposed or we change the Sub-accounts available, we will notify you in writing. We reserve the right to restrict or remove any of the scheduled transfer options available.
Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per Accumulation Unit over time. It does not assure a profit or protect against a loss. If your balance in a Sub-account is at least $5,000, you can

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systematically transfer set amounts of at least $500 each month or quarter from that Sub-account to any of the other Sub-accounts. If you choose to transfer amounts among more than one Sub-account, transfers into each Sub-account must be at least $50. Once started, dollar cost averaging will continue until you instruct us to stop or all money has been transferred out of the Sub-account designated as the source of the scheduled transfer.
Sub-account Rebalancing. After your money has been invested, the investment performance of the Sub-accounts may cause the percentage in each Sub-account to change from your original allocations. You can instruct us to adjust your investment in the Sub-accounts, on a monthly, quarterly, semi-annual, or annual basis, to maintain a predetermined percentage allocation of Contract Value among the Sub-accounts. Sub-account rebalancing can be used with dollar cost averaging. The $500 minimum transfer amount and remaining Sub-account balance restriction of $500 are waived for Sub-account rebalancing.
Customized Transfer and Redemption Instructions. You can instruct us to transfer Contract Value among the Sub-accounts or redeem certain amounts in the Sub-accounts in accordance with systematic investment instructions you provide and we agree to implement. You will continue to transfer Contract Value or redeem specific amounts in accordance with these instructions until changed or terminated by you.
LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY
Effects of Excessive Transfers and Market Timing Activity. The Contract and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and among the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by Contract owners. These disruptive activities may increase expenses and adversely affect Portfolio performance, thereby negatively impacting long-term Contract owners.
Detection and Deterrence. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to Contract Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring Contract Owners that may be engaging in frequent trading and/or market timing activities. Under these policies and procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in Portfolios that exceed certain monetary thresholds may be scrutinized. Symetra Life also may review transactions that occur close in time to other transactions in the same Contract or in multiple Contracts under common ownership or influence. Trading activity that is identified through these procedures, or as a result of any other information available, will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.
In addition to the broad ability to restrict potentially harmful trading as described above, Symetra Life has adopted a 90-day purchase block policy under which any Contract Owner redeeming Accumulation Units having a value of $10,000 or more from a Portfolio will be precluded from investing in that Portfolio for 90 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of transfer transactions. Symetra Life will grant two exceptions to the 90-day purchase block policy, per rolling 12-month period. We will provide you written notice after you trigger each exception to the 90-day purchase block policy.
Transactions of $10,000 or less, systematic transactions, transactions in money market Sub-accounts, mandatory retirement distributions, purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and any other transaction we may deem would not lend itself to market timing abuse will be exempt from the 90-day purchase block policy. Transactions in certain rebalancing, asset allocation programs, if available, and other advisory programs may also be exempt from the 90-day purchase block policy, subject to prior written approval by Symetra Life.
A market timer may be the Contract Owner or the Owner’s authorized representative such as a registered investment advisor or registered representative that has trading discretion over a Contract.
In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all Contract Owners.
If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by

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phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular Contract Owners.
We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the Contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Portfolio returns. Thus, your Contract Value may be lower due to lower returns in your Sub-account investments.
Underlying Portfolio Frequent Trading Policies. The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners and variable life policy owners. Those Portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity, they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and contract owner information to the Portfolio managers when requested.
The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual contract owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account that invests in the Portfolio if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.
Omnibus Order. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as contracts and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

6. ACCESS TO YOUR MONEY

Under your Contract, money may be accessed:

•	by making partial withdrawals during the Accumulation Phase;

•	surrendering your Contract during the Accumulation Phase;

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•	by taking repetitive withdrawals during the Accumulation Phase;

•	by receiving payments during the Income Phase (see “Section 3 - Annuity Payments (Income Phase)”); or

•	when a death benefit is paid to your Beneficiary (see “Section 8 - Death Benefit and Optional Death Benefit Rider”).
PARTIAL WITHDRAWALS
During the Accumulation Phase, you can make partial withdrawals from your Contract Value by writing to us at our Contract Maintenance Office. However, partial withdrawals may be restricted or prohibited by the terms of qualified Contracts. Unless you tell us otherwise, partial withdrawals will be taken pro-rata from the Sub-accounts. Withdrawals from the Sub-accounts will be effective as of the Business Day we receive the request in Good Order and are payable within seven calendar days. See “Section 7 - Charges and Expenses” for more information. Withdrawals, including any charges, reduce the number of Accumulation Units and the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See “Section 9 - Taxes.”

MINIMUM VALUE REQUIREMENTS
You must withdraw the entire amount out of a Sub-account if, after a withdrawal, the remaining value in the Sub-account would be less than $500. Similarly, you must withdraw the entire Contract Value that has not been annuitized and your Contract will terminate if, after a withdrawal, the remaining Contract Value would be less than $2,000. However, negative investment performance alone will not cause a forced withdrawal.
SURRENDERING YOUR CONTRACT
You can request a surrender of your Contract Value that has not been annuitized. For a surrender to be effective, we must receive your written request at our Contract Maintenance Office. For a full surrender, all benefits will terminate as of the Business Day we receive the required information to process your surrender request. Your surrender value will be equal to your Contract Value which has not been annuitized. We will determine your surrender value as of the Business Day we receive your request in Good Order and make payment to you within seven calendar days.
REPETITIVE WITHDRAWALS
Repetitive withdrawals allow you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value that you request from a specified Sub-account monthly, quarterly, or annually. You may request repetitive withdrawals by completing the appropriate form and sending it to our Contract Maintenance Office. Repetitive withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain qualified contracts. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

•	your life expectancy; or

•	the joint life expectancy of you and a Beneficiary.
You may begin repetitive withdrawals based on life expectancy by providing us with your gender and verification of age in order for us to calculate the monthly, quarterly, or annual withdrawal amount. We calculate the amount of a repetitive withdrawal based on life expectancy by dividing the applicable Contract Value by the life expectancy of the Owner as determined by using the IRS single life table. If it is a joint life expectancy, then we divide the applicable Contract Value by the life expectancy of the Owner and joint Owner (or Beneficiary) by the IRS joint life table.
Example One: Assume that the Contract Value is equal to $100,000 and the Owner requests a repetitive withdrawal and is age 55. Based on the IRS single life table, the life expectancy of an Owner age 55 is 29.6 years. The first repetitive withdrawal amount is equal to $100,000 divided by 29.6 which equals an annual payment of $3,378.38.
Example Two: Assume that when the Contract Owner is age 56, the Contract Value is equal to $101,453. The life expectancy of the Owner is 28.7 years. The repetitive withdrawal amount is equal to $101,453 divided by 28.7 which equals an annual payment of $3,534.95.
Repetitive withdrawals that are based on life expectancy may allow you to avoid the early withdrawal tax penalty of 10% that you would otherwise pay for taking withdrawals prior to age 59 1/2. If you take additional withdrawals, annuitize either a portion or all of your Contract Value, or otherwise modify or stop these repetitive withdrawals, however, there may be tax consequences and penalties. You should talk to your tax advisor for more information on taking repetitive withdrawals to avoid the 10% tax penalty.
If you make repetitive withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to any other withdrawals also apply to repetitive withdrawals.

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AUTHORITY OF THIRD PARTIES TO MAKE TRANSACTIONS
If you have engaged a third party and submitted our third party authorization form, you authorize the third party to allocate your Contract Value among the Sub-accounts and make changes to these allocations. We are not a party to any agreement you have with a third party to provide advice regarding the allocation of your Contract Value, and we do not supervise or perform due diligence on anyone who may provide such allocation advice. Your authorization includes making transactions over the telephone and Internet as well as receiving statements and other financial information regarding your Contract. We deem that all transactions directed by your third party have been authorized by you. You must contact us immediately if you revoke this authorization. We will not be responsible for acting on instructions from your authorized third party until we receive notification of the revocation of authority. We may also suspend, cancel or limit these authorizations at any time. Transactions made on your behalf are also subject to the restrictions on transfers discussed in “Section 5- Transfers Among the Sub-Accounts - Limits On Excessive Transfers And Market Timing Activity”. Any transfer restriction imposed will be at the Contract level. Therefore, transactions made by your authorized third party that we deem violate these policies will restrict the transactions allowed by you.
Investment Advisor Fees. If you have authorized an investment advisor to make transactions on your behalf, such authorization includes making withdrawals to pay an investment advisor’s fee in the amount and at the times directed to us by the authorized investment advisor. We do not verify that amounts withdrawn from your Contract Value, including amounts withdrawn to pay for the investment advisor’s fees, are within the terms of your agreement with your investment advisor. We may impose limits on the amounts your investment advisor can withdraw from your Contract Value for payment of investment advisor fees pursuant to our administrative rules. The investment advisor fee is described in your disclosure statement provided by the investment advisor. You should consult with your investment advisor for details regarding the services provided and any fees or charges for those services. For non-qualified Contracts, any withdrawals made for payment of investment advisor fees are taxable distributions to you. Please see “Section 9-Taxes” for more information.
SENDING FORMS AND TRANSACTION REQUESTS IN GOOD ORDER
We cannot process your transaction requests until we have received them in Good Order. Good Order means the actual receipt by us of the necessary information and documentation required to process the request. This generally includes your completed request and/or appropriate Symetra Life administrative form, any required spousal or joint Owner’s consents, your Contract number, Social Security Number or Taxpayer Identification Number, and any other supporting documentation we may require. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time.
Signature Guarantees: As a protection against fraud, we require a signature guarantee for the following transaction requests:

•	Any withdrawal or surrender over $250,000;

•	Ownership changes;

•
Any withdrawal when we have been directed to send proceeds payable to someone other than the Owner or to an address different from the one on the Contract (including bank instructions). PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity contract for another with the same owner in a tax-free exchange or direct rollover;

•	Certain requests in which the address of record has been changed in the past 30 days; or

•	Any other transaction where we require one.
We must receive the original signature guarantee and will not accept copies or faxes of the signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notary public cannot provide a signature guarantee. We may change our requirements listed above or add a signature guarantee requirement if we deem it necessary to help protect against fraud.

7. CHARGES AND EXPENSES

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract.
DAILY CHARGES
Each day we make deductions for certain charges. We do this as part of our calculation of the value of Accumulation Units. Daily charges include the mortality and expense risk charge and the Sub-account fund facilitation fee described below.
Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Sub-account. This charge compensates us for the mortality and expense risks we have under all Symetra True Variable Annuity Contracts. Our mortality risk arises primarily from our obligations to make

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annuity payments for the life of the Annuitant. Our expense risks under the Contracts include the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including additional distribution expenses. The rate of the mortality and expense risk charge will not be increased for the life of the Contract. We may profit from this charge and use it for any purpose, including additional distribution expenses.
Sub-account Fund Facilitation Fee. We currently do not assess a Sub-account fund facilitation fee. However, if we choose to impose this fee, the Sub-account fund facilitation fee may be charged to Owners invested in any Sub-accounts offered under the Contract. We will notify you in writing if we choose to impose this fee and the fee will be applied to all new and existing Contracts. The maximum amount charged would be equal, on an annual basis, to 0.15% of the average daily net assets that you have invested in the impacted Sub-accounts. This charge is deducted daily and is for facilitating the offering of Sub-accounts that invest in certain Portfolios. If you are invested in the impacted Sub-accounts at the time we institute the fee, the applicable Sub-account fund facilitation fee will be assessed against the Contract Value allocated in each impacted Sub-account. We may profit from this charge and use it for any purpose, including additional distribution expenses.
WEALTH TRANSFER BENEFIT CHARGE
If available in your state, you may elect the Wealth Transfer Benefit (“WTB”) rider. If you elect this rider, we may deduct an additional charge on the first Business Day of each Contract Month. The charge is first deducted pro-rata from your Contract Value invested in the Sub-accounts. You may elect this benefit only at the time you purchase your Contract. You can terminate the WTB rider at any time. However, once terminated you cannot re-elect the WTB rider and we will not refund any charges previously paid.
We stop deducting this charge on the earlier of the first Business Day of the Contract Month anniversary on or after the Business Day:

•	we are notified of your death;

•	you request to cancel the rider;

•	you surrender the Contract;

•	you assign the Contract;

•	you add or replace an Owner;

•	you replace or add an Annuitant;

•	you annuitize the entire Contract Value; or

•	the oldest Owner, or in the case of non-natural Owners, the oldest Annuitant, attains age 96.

We will refund any rider charges deducted after the first Business Day following your date of death.
The WTB rider charge is based upon an annual rate for the Owner’s or, in the case of a non-natural Owner, the Annuitant’s attained age and sex, if permitted by law. We determine the charge by first determining the rate applicable to the Owner as of the first Business Day of each Contract Month. Each Contract Month we use a Table of Current Rates to determine the rate applicable to you. If the Contract is owned by joint Owners, we will use the Table of Current Rates for Joint Lives and use the attained age of the oldest joint Owner. Your rate will never be higher than the guaranteed rate shown in your Contract. Because the annual rate is based on attained age, every year the rate applicable to you will increase. Appendix E of this prospectus contains the Table of Current Rates we use for this purpose.
Once the rate is determined, it is multiplied by the greater of:

•	your WTB Additional Benefit; and

•	zero.
It is then divided by 12. If the WTB Additional Benefit is greater than zero, we will assess a charge for that Contract Month. If the WTB Additional Benefit is less than zero, no charge will be assessed. Each Contract Month, your charge will be recalculated using these factors. The charge is for the cost and risk associated with offering the WTB rider.
WTB Charge Example #1: Assume you are a 60-year old male with Purchase Payments totaling $100,000, no withdrawals have been made from your Contract and your Contract Value is equal to $150,000. On your Contract Month anniversary, we determine that the annual charge rate for a 60-year old male who elects the WTB rider is 0.9522%. We calculate your WTB rider charge for that month as follows:

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Step 1
We first determine your WTB Gain by taking your Contract Value and subtracting the sum of all your Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

($150,000 – ($100,000 - $0)) = $50,000
		Step 2	We then take this amount and multiply it by 50% and add your Contract Value to get your WTB Benefit Base. ($50,000 x 50%) + $150,000 = $175,000

Step 3	We then take the WTB Benefit Base and subtract your Contract Value. ($175,000 – $150,000) = $25,000 This is your WTB Additional Benefit and in this example, it is greater than zero.	Step 4
Because it is greater than zero, we take this amount and multiply it by the annual WTB rider charge rate of 0.9522% and divide it by 12 months. The result is the amount of your WTB rider charge.

$25,000 x 0.9522%/ 12 = $19.84

WTB Charge Example #2: Assume the same facts as above except that you are one year older. For a 61-year old male who elects the WTB rider, we determine that the annual charge rate is 1.0625%. Steps 1, 2 and 3 as shown above would be calculated the same, but in Step 4 we would use the annual charge rate of 1.0625%. The WTB rider charge for that month would be calculated as follows:

Step 4
We take the WTB Additional Benefit of $25,000
and multiply it by the annual WTB rider charge rate of
1.0625% and divide it by 12 months. This is the
amount of your WTB rider charge.

$25,000 x 1.0625% / 12 = $22.14

Because the WTB rider charge is based on an annual rate for your attained age, as you get older the charge rate will increase. The charge increased from $19.84 in example 1 to $22.14 in example 2 due to the increased age of the assumed Owner.

Before electing this optional benefit, you should consult your financial advisor to help you consider the costs, benefits and risks of the benefit option for your particular circumstances.
WTB Charge Example #3: Assume you are a 60-year old male with Purchase Payments totaling $100,000, no withdrawals have been made but due to poor investment performance your Contract Value is equal to $90,000. On your Contract Month anniversary, we determine that the annual charge rate for a 60-year old male who elects the WTB rider is 0.9522%. We calculate your WTB rider charge for that month as follows:

Step 1
We determine the greater of your WTB Additional Benefit and zero. We first determine your WTB Gain by taking your Contract Value and subtracting the sum of all your Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

($90,000 – ($100,000 - $0)) = -$10,000
		Step 2	We then take this amount and multiply it by 50% and add your Contract Value to get your WTB Benefit Base. (-$10,000 x 50%) + $90,000 = $85,000

Step 3	We then take the WTB Benefit Base and subtract your Contract Value. ($85,000 - $90,000) = -$5,000 This is your WTB Additional Benefit and in this example, it is less than zero.
Because the WTB Additional Benefit is less than zero, we will not assess a WTB rider charge for this Contract Month.
For more information on how the WTB rider works, please see “Section 8 – Death Benefit and Optional Death Benefit Rider.”
TRANSFER CHARGE
You can make 25 free transfers every Contract Year. If your number of transfers exceeds these limits, we will deduct a transfer charge equal to $25 per additional transfer. All transfer activity that occurs on the same Business Day will be counted as a

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single transfer for purposes of applying any applicable transfer charge. The transfer charge is deducted pro-rata from the Sub-accounts that you transfer your funds from. If you transfer the entire balance from a Sub-account, the transfer charge is deducted from the amount transferred.
If the transfer is part of dollar cost averaging, Sub-account rebalancing, customized transfer instructions, other systematic transfer programs, or Symetra Life approved asset allocation programs, if available; it will not be counted against these transfer limits.
PREMIUM TAXES
States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each Purchase Payment is made. In this case, Purchase Payments, as discussed in this prospectus, may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your Contract for the payment of the premium taxes assessed in connection with your Contract as stated in your Contract.
INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your Contract. However, if we ever incur such taxes, we reserve the right to deduct them from your Contract Value. If we choose to deduct these income or other taxes, we will notify you in writing.

PORTFOLIO EXPENSES
By investing in a Sub-account, you indirectly pay a proportionate share of the expense of the corresponding Portfolio in which the Sub-account invests. Portfolio expenses may include, without limitation, investment management fees, Rule 12b-1 fees, administrative fees, acquired fund fees and Portfolio operating expenses. These expenses are summarized in the fee table of the Portfolio prospectuses. For more detailed information, you should refer to the Portfolio prospectuses which if not accompanying this prospectus, are available upon request.

8. DEATH BENEFIT AND OPTIONAL DEATH BENEFIT RIDER

DEATH BENEFIT
If you die during the Accumulation Phase and the WTB rider is not in effect, your Contract provides you with a death benefit equal to your Contract Value as of the Business Day the death benefit is paid.
Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the oldest Owner named on the application will become the Annuitant. If this Contract is owned by a non-natural person (e.g., a corporation or trust), the death of the Annuitant will be treated as the death of an Owner.
OPTIONAL DEATH BENEFIT RIDER: WEALTH TRANSFER BENEFIT
The WTB rider is an optional death benefit rider designed to help offset taxes or other charges incurred by your surviving joint Owner or Beneficiary and is available under the Contract for an additional charge. The WTB rider may provide a WTB Additional Benefit upon the death of the Owner, or in the case of a non-natural Owner, the death of the Annuitant. If a Contract is owned by joint Owners, the benefit will become payable upon the first death of either Owner. If a Contract is owned by a non-natural person and there are joint Annuitants, the benefit will become payable upon the first death of either Annuitant. The amount of the WTB Additional Benefit is subject to the maximum limits discussed below under “Limitation on WTB Amounts”.
If you are younger than age 76 on the Contract Date and the rider is available in your state, you may elect the WTB rider at the time you purchase your Contract. You cannot elect the rider after the Contract Date. Once you elect the WTB rider, you can cancel it at any time. However, once canceled you may not re-elect it and we will not refund any charges previously assessed.
There are several important points to consider before purchasing the WTB rider:

•
The rider will terminate if you assign the Contract or add or replace an Owner to the Contract. Therefore, if you intend to make any ownership changes to your Contract, you should carefully consider whether the WTB rider is appropriate for you.

•	If the rider is attached to a Contract owned by joint Owners, the joint Owners must be spouses.

•	If the rider is attached to a Contract owned by a non-natural person and there are joint Annuitants, the joint Annuitants must be spouses.

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•
If the rider is attached to a Contract owned by a natural person, the Annuitant(s) must be the Owner(s) for the WTB rider to remain in effect. Therefore, if you intend to make any Annuitant changes to your Contract, you should carefully consider whether the WTB rider is appropriate for you.

•	Positive investment performance of the Sub-accounts in which you invest will cause an increase in the WTB rider charge.

•	As you age, the annual rate used to calculate your WTB rider charge will increase and could cause the WTB rider charge applicable to you to also increase. This increase could be significant.

•
If your WTB Additional Benefit is equal to or less than zero as of your date of death, we will not add an amount to your death benefit. Thus, you may have paid for a benefit that your Beneficiary or surviving spouse never receives. We will not refund the assessed charges if a benefit is not paid under the WTB rider.

•	Withdrawals will reduce the WTB Additional Benefit and may significantly reduce or eliminate the value of the WTB rider.

WTB Additional Benefit Calculation: The WTB Additional Benefit is the amount we will add to your Contract Value under this rider. The WTB Additional Benefit will be determined on the first Business Day of each Contract Month and will remain unchanged for that Contract Month. Rider charges will be calculated using the WTB Additional Benefit. For more information, see “Section 7-Charges and Expenses.”
Your WTB Additional Benefit is used solely to calculate the WTB and does not provide a Contract Value or any minimum Contract Value and cannot be withdrawn.
In order to calculate the WTB Additional Benefit, we must first determine the WTB Threshold, WTB Gain and WTB Benefit Base. To calculate your WTB Threshold, we take the sum of your Purchase Payments and reduce it for withdrawals that exceed the WTB Earnings. For the WTB Gain, we take your Contract Value and subtract the WTB Threshold. For purposes of the WTB Gain calculation, the Contract Value used is equal to:

•	the covered Purchase Payment amount (as described in “Limitations on WTB Amounts”); divided by

•	the total Purchase Payments, adjusted by prior withdrawals of Purchase Payments; multiplied by

•	the total Contract Value.
We then determine your WTB Benefit Base by taking 50% of the WTB Gain and adding that to your total Contract Value. The WTB Additional Benefit is equal to your WTB Benefit Base minus your Contract Value.
Example 1: Assume that on the first Business Day of a Contract Month your total Purchase Payments equal $70,000 and that due to investment performance your Contract Value is equal to $75,000. Assume that there have been no withdrawals made during the life of the Contract. We would determine the WTB Additional Benefit as follows:

Step 1: Determine the WTB Threshold Sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings ($70,000 – $0)	=	$70,000

Step 2: Determine the WTB Gain Contract Value minus the WTB Threshold. ($75,000 – $70,000)	=	$5,000

Step 3: Determine the WTB Benefit Base Contract Value plus 50% of WTB Gain ($75,000 + (0.50 x $5,000)	=	$77,500

Step 4: Determine the WTB Additional Benefit WTB Benefit Base minus Contract Value ($77,500 minus $75,000)	=	$2,500
Your WTB Additional Benefit for this Contract Month will be equal to $2,500. If you die during this month, we would add $2,500 to your Contract Value under the WTB rider.
Example 2: Assume that on the first Business Day of a Contract Month your total Purchase Payments equal $70,000 but due to investment performance your Contract Value is equal to $65,000. Assume that there have been no withdrawals made during the life of the Contract. We would determine the WTB Additional Benefit as follows:

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Step 1: Determine the WTB Threshold Sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings. ($70,000 – $0)	=	$70,000

Step 2: Determine the WTB Gain Contract Value minus the WTB Threshold. ($65,000 – $70,000)	=	-$5,000
Negative investment performance has caused your Contract Value to decrease below the WTB Threshold resulting in no WTB Gain. This will cause your WTB Additional Benefit to be less than zero for this Contract Month. If you die during this month, we would not add a WTB Additional Benefit to your Contract Value under the WTB rider.
Impact of Withdrawals on the WTB Additional Benefit. Withdrawals will have an impact on the WTB Additional Benefit calculation. Withdrawals are first taken from the WTB Earnings, as calculated on the Business Day of the withdrawal, on a dollar for dollar basis. Each withdrawal (or portion of such withdrawal) in excess of the WTB Earnings will reduce the WTB Threshold, as calculated on the Business Day of the withdrawal, on a dollar for dollar basis.
Example 3: Assume the same facts from Example 1, that you have WTB Earnings in the amount of $5,000 and a WTB Additional Benefit of $2,500, except assume you make a withdrawal in the amount of $7,000 before the end of the same Business Day. We would first determine the impact of the withdrawals on the WTB Earnings and the WTB Threshold.

Step 1: Determine the impact of the withdrawal to the WTB Earnings We first compare the withdrawal amount to the WTB Earnings to determine how much of the withdrawal will be taken from the WTB Earnings. Because the withdrawal amount of $7,000 exceeds the WTB Earnings of $5,000, the WTB Earnings will be withdrawn first and any remaining amount will be taken from the WTB Threshold.	$7,000	≥ $5,000

Step 2: Determine the impact of the withdrawal to the WTB Threshold Withdrawal amount minus WTB Earnings ($7,000 - $5,000) Because the withdrawal amount of $7,000 is greater than the WTB Earnings of $5,000, the withdrawal will impact the WTB Threshold. The first $5,000 of the withdrawal amount will come from the WTB Earnings and the remaining $2,000 will come from the WTB Threshold.	=	$2,000

Step 3: Determine the WTB Threshold The sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings ($70,000 - $2,000)	=	$68,000

Step 4: Determine the WTB Gain after the withdrawal Contract Value minus the WTB Threshold ($68,000 - $68,000)	=	$0

Step 5: Determine the WTB Benefit Base Contract Value plus 50% of WTB Gain ($68,000 + (0.50 x$0))	=	$68,000

Step 6: Determine the WTB Additional Benefit WTB Benefit Base minus Contract Value ($68,000 - $68,000) Due to the withdrawal, the WTB Additional Benefit for this month is $0 compared to $2,500 in Example 1. The withdrawal reduced the WTB Additional Benefit to zero on the first Business Day of the Contract Month. If you die during this month, no WTB Additional Benefit would be added to your Contract Value.	=	$0

WTB Rider Calculation: If your WTB Additional Benefit was greater than zero on the first Business Day of the Contract Month of your date of death, we will add an additional amount to your Contract Value. After due proof of death is received in

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Good Order, the WTB Additional Benefit will be allocated to the money market Sub-account available under the Contract, unless your Beneficiary or surviving spouse tells us otherwise. The death benefit, plus any applicable WTB Additional Benefit, will be paid as described below under “Payment of Death Benefit.” If your WTB Additional Benefit is equal to or less than zero on the first Business Day of the Contract Month of your date of death, no WTB Additional Benefit will be added to your Contract Value.
The amount of the death benefit paid under the WTB rider will be equal to:

•	any positive WTB Additional Benefit in effect on your date of death; plus

•	your Contract Value as of the date we make a death benefit payment; plus

•	any refunded rider charges deducted after the first Business Day following your date of death; plus

•	any interest required by law.
Any payments made under the WTB rider are subject to our financial strength and claims paying ability.
WTB Rider Termination. The WTB rider will terminate on the earliest Business Day when:

•	you request to cancel the rider;

•	you surrender the Contract;

•	the Owner or oldest joint Owner (or in the case of a non-natural Owner, the Annuitant or oldest joint Annuitant) reaches attained age 96;

•	you assign the Contract;

•	you add or replace an Owner;

•	you add or replace an Annuitant;

•	a death benefit is paid under the Contract, unless your spouse chooses to continue the rider; or

•	you annuitize the entire Contract Value.
Once the WTB rider is terminated, it cannot be re-elected. Therefore, you should carefully consider making changes to the Contract.
Limitation On WTB Amounts. We limit the amounts we will pay under the WTB rider. These limits are:

Maximum WTB Additional Benefit. The maximum WTB Additional Benefit paid under the WTB rider will never be more than five times your WTB Threshold subject to a maximum of $5 million dollars.

WTB Threshold Cap. The maximum WTB Threshold we will use to calculate your WTB Gain will equal $1 million dollars. For purposes of applying this WTB Threshold Cap, we divide your Purchase Payments into covered and uncovered portions where your covered portion equals the WTB Threshold (up to the WTB Threshold Cap) and the uncovered portion equals any remaining Purchase Payments. We calculate the covered portion as well as any uncovered portion after each Purchase Payment is added to and each withdrawal is taken from your Contract Value.

Impact of Purchase Payments on WTB Threshold Cap. Purchase Payments will increase your WTB Threshold. If your WTB Threshold exceeds the WTB Threshold Cap, your covered portion of your total Purchase Payments will initially be equal to the $1 million dollar maximum and the uncovered portion will be equal to the remaining amount of total Purchase Payments.

Impact of Withdrawals on WTB Threshold Cap. Withdrawals are deducted first from WTB Earnings and then from WTB Threshold. If the withdrawal amount exceeds the WTB Earnings in your Contract, the remaining withdrawal amount will be taken from WTB Threshold and proportionally reduce your covered and uncovered portions of Purchase Payments. “WTB Earnings” as defined in this rider may not be defined as “earnings” for income tax purposes.

Covered and Uncovered Contract Value. In the same way your Purchase Payments are divided into covered and uncovered portions, your Contract Value will also be divided into covered and uncovered portions. The ratio of your covered Contract Value to your uncovered Contract Value will be the same as the ratio of your covered Purchase Payments to your uncovered Purchase Payments.
All Symetra True Variable Annuity Contracts purchased by you will be aggregated for these limits.

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Please see the example under Appendix D regarding the WTB rider, including information regarding the application of the limits on the amounts we will pay under the WTB rider.
PAYMENT OF DEATH BENEFIT
We will pay the death benefit upon receipt of due proof of death in Good Order at our Contract Maintenance Office. The Contract Value will be subject to investment performance and applicable charges until the date the death benefit is paid.
Due proof of death can be met only if we receive in Good Order: a certified death certificate, or similar document acceptable to us; written direction regarding how to pay the death benefit by at least one Beneficiary; and all representations we require or which are mandated by applicable law or regulation in relation to payment of the death benefits.
For natural Owners, the death benefit is payable to the following:

•	surviving Owner; or if none, then

•	surviving primary Beneficiaries; or if none, then

•	surviving contingent Beneficiaries; or if none, then

•	estate of the last Owner to die.
For Contracts owned by non-natural Owners, the death benefit is payable to the following:

•	surviving primary Beneficiaries; or if none, then

•	surviving contingent Beneficiaries; or if none, then

•	the Owner.
If the Beneficiary or surviving Owner chooses to leave money invested in the Contract rather than taking it in a lump sum, then, thereafter, the Contract Value will be subject to investment performance and applicable Contract charges until the date the entire death benefit is paid out.
Payment Options. Under a non-qualified Contract, the death benefit may be paid as:

1.	a lump sum payment or series of withdrawals that are completed within five years from the date of death; or
2.
annuity payments made over the Beneficiary's life or life expectancy. To receive annuity payments, the Beneficiary must make this election within 60 days from our receipt of due proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Different death benefit elections may be available under qualified Contracts. See “Section 9 – Taxes” for more information.
If your Beneficiary chooses a lump sum, then we value the death benefit as of the end of the next Business Day after we receive the Beneficiary’s election in Good Order and pay it within 7 days. If your Beneficiary chooses to make a series of withdrawals over time as provided in option 1 above, then your Beneficiary will pay all charges and expenses as described in the “Charges and Expenses” section of this prospectus so long as the death benefit remains invested in the Contract. Your Beneficiary will also be subject to investment performance until the date the entire death benefit is paid out. Different death benefit elections may be available to Beneficiaries.
SPOUSAL CONTINUATION
In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the Contract instead. If you entered into a civil union, same sex partnership, or domestic partnership your rights to continue the Contract may be limited under federal law. See “Section 9 – Taxes” for more information. Only one spousal continuation is permitted per Contract.
If your spouse chooses to continue the Contract and the WTB rider was in effect on the Owner’s date of death, the Contract Value will be increased by any applicable WTB Additional Benefit. Any increase will be added to the Contract Value as of the Business Day due proof of death is received by us in Good Order. Unless you tell us otherwise, the amount will be allocated to the money market Sub-account.
WTB Rider Continuation. If your surviving spouse is younger than age 76 on the date of Contract continuation, your surviving spouse can choose to continue the WTB in effect on the original Contract. This continuation must be elected at the time your surviving spouse elects to continue the Contract. Spousal continuation may be made by submitting the proper Symetra Life administrative form to us in Good Order. If your surviving spouse continues the rider, any future rider calculations will be based on your surviving spouse’s attained age and sex, if allowed under applicable law. Your surviving spouse will start with a new WTB Threshold equal to the Contract Value on the day of continuation after any additional benefit

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has been added. Subsequent Purchase Payments will increase the WTB Threshold, and any subsequent withdrawals will first reduce the WTB Earnings on a dollar-for-dollar basis and then reduce the WTB Threshold on a dollar-for-dollar basis.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See “Section 3 - Annuity Payments (Income Phase)” for more information.

9. TAXES

This section discusses how the federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. We cannot predict the probability that any changes in the interpretation of the laws, or the laws themselves, will occur. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any Contract or any transaction involving a Contract. You bear the complete risk that the Contract may not be treated as an “annuity contract” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. You should consult a competent tax advisor about the possibilities of tax law changes and your individual circumstances.

ANNUITY CONTRACTS IN GENERAL
Different tax rules apply to Purchase Payments made to annuity contracts and distributions from annuity contracts depending on how you take money out and whether the annuity contract is a “non-qualified contract” or a “qualified contract”. A “non-qualified contract” is one that is not purchased as part of a formal retirement plan. A “qualified contract” is purchased as part of an individual retirement plan or an employer-sponsored plan. Currently, we offer this Contract as a qualified contract to fund an IRA, Roth IRA, SIMPLE IRA, or SEP IRA. Non-qualified contracts purchased with after-tax money and not part of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, or other retirement plan, receive different tax treatment than qualified Contracts.
NON-QUALIFIED CONTRACTS
Individuals may purchase non-qualified annuity contracts without any Purchase Payment limits imposed under the Code. The Purchase Payments receive no tax benefit but taxes on the increases in the value of the Contract are generally deferred until distribution occurs, either in the form of a lump sum payment, a partial withdrawal, or as annuity payments under the option elected.
Your cost basis equals the total amount of the after-tax Purchase Payments remaining in the Contract. Under the Code, you generally do not pay tax on Contract earnings until received. If the Contract Value exceeds the aggregate Purchase Payments made to the Contract, any amount withdrawn will generally be treated as coming first from earnings (also referred to in the Code as “income on the contract”) and then, only after the income portion is exhausted, as coming from Purchase Payments. Full surrenders are treated as taxable income to the extent the amount received exceeds the investment in the Contract. Withdrawn earnings are includable in gross income and taxed at ordinary income rates. See also the discussion under Medicare Tax below. Under Revenue Ruling 61-201, an ordinary loss deduction may be available upon the full surrender of a contract if the proceeds of the surrender are less than the investment in the Contract. However, the deduction will be subject to the limitation on itemized deductions. You should consult your tax advisor before deducting any loss resulting from the surrender of a non-qualified annuity contract.
Contracts not owned for the benefit of natural persons, e.g., contracts owned by a corporation or certain other entities, are generally not treated as annuities for federal income tax purposes and any earnings are taxed as ordinary income in the current year. Exceptions may apply. For example, contracts held by a trust which holds the annuity contract as an agent for a natural person, contracts held for non-qualified deferred compensation arrangements, contracts held under qualified plans and immediate annuities as defined in the Code can defer tax on earnings until money is withdrawn from the annuity contract. Purchasers who are not natural persons should consult their own tax counsel or other tax advisor before purchasing the Contract.
In addition to ordinary income tax, Section 72(q) of the Code imposes a ten percent (10%) penalty to the income portion of any premature withdrawals from a non-qualified annuity contract. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and

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his or her beneficiary; or (e) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. There may be other exceptions to the 10% tax penalty and additional conditions to the 10% penalty exceptions described above. Before you make a withdrawal from a non-qualified contract, you should consult your tax advisor to determine the tax treatment of the withdrawal and whether the 10% penalty tax will apply.

DIVERSIFICATION REQUIREMENTS
Non-qualified variable annuity contracts are treated as annuities for tax purposes and receive tax deferral as long as the Sub-accounts meet diversification standards set by the Code and applicable regulations. This favorable tax treatment allows you to select and make transfers among Sub-accounts without paying income tax until you take money out.
The diversification standards generally require each Portfolio to meet certain investment tests so that the concentration of the Portfolio’s underlying investments does not exceed certain percentages. The diversification requirements do not apply to IRA annuities or annuities issued to other qualified plans. If a Sub-account failed to comply with these diversification requirements, a non-qualified Contract would not be treated as an annuity for federal income tax purposes and the Owner would be currently taxed on the excess of the Contract Value over the investment in the Contract. We intend that the Portfolios of the corresponding Sub-accounts offered under the Contract be managed to comply with existing diversification standards. However, you bear the risk that the non-qualified Contract could be disqualified as an annuity due to the failure of a Portfolio or Sub-account to be deemed to be adequately diversified.
OWNER CONTROL
The diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause a variable contract owner to be treated as the owner of the assets of the Separate Account. In certain circumstances, a variable contract owner may be considered to be the owner of the assets of a segregated asset account (also referred to as a “Sub-account”) if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have “investor control” over the underlying Portfolios, then the contract owner could be taxed currently on income and gains under the Contract.
The application of the investor control doctrine is subject to some uncertainty. In Revenue Ruling 2003-91 (the “Revenue Ruling”), the IRS provided guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor to be treated as the owner of the assets in the account (which would result in the current taxation of the income on those assets to the Owner). The Revenue Ruling states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In the Revenue Ruling the IRS provided that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the contract owner to have investment control of the sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The Revenue Ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the contract owner to have investor control over the sub-account assets.
We believe that the design of the Contract and the relationship between our Contract and the Portfolios is such that the investor control doctrine should not apply. We also do not believe that the ownership rights of an Owner under a Contract (e.g. the right to allocate money into a number of Sub-accounts) would result in any Owner being treated as the owner of the assets of the Contract under the Revenue Ruling. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the sub-account. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

DISTRIBUTIONS AT DEATH
In order to be treated as an annuity contract for tax purposes, a non-qualified contract must provide that:

1.
If the Owner dies before annuity payments begin, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. If payable to a designated beneficiary, the distributions must be paid over the life or life expectancy of that designated beneficiary, so long as the payouts begin within one year of the Owner’s death. If the sole designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the

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spouse as Owner; or

2.
If the Owner dies on or after annuity payments begin, the remainder of any interest in the Contract must be distributed at least as rapidly as that provided for in the method in effect on the date of death.

If the Owner is not a natural person, then for purposes of these distribution rules, the Annuitant is considered the Owner. In addition, when the Owner is not a natural person, a change in the Annuitant is treated as the death of the Owner.
ANNUITY DATE
We will deny our consent to a later Annuity Date based upon any current or future legal restrictions imposed by state laws and regulations, by regulatory authorities or by the Code and the IRS. For non-qualified Contracts, if the Contract’s Income Phase occurs at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, gains under the Contract could be currently includable in your income. The IRS has not provided guidance with respect to a maximum date on which annuity payments must start. In the event that any future rulings, regulations, or other pronouncements by the IRS provide us with guidance, we may need to restrict your ability to change to any Annuity Date under a non-qualified Contract which occurs when the Annuitant is at an advanced age (e.g., past age 95).
OPTIONAL BENEFIT RIDER—NON-QUALIFIED CONTRACTS
We do not believe that the fees and charges associated with any optional benefit provided under the Contract should be treated as taxable withdrawals. However, it is possible that the IRS may take the position that the fees and charges deducted for certain optional benefit riders, are deemed to be taxable distributions that are subject to the 10% penalty tax on distributions made before age 59 1/2.
In general, any amount actually received under the Contract as a death benefit, including an optional death benefit, will be treated for tax purposes as provided in the “Non-Qualified Contracts” and “Taxation of Annuity Payments” sections.
QUALIFIED CONTRACTS
Contracts purchased as an IRA, Roth IRA, SIMPLE IRA, or SEP IRA are referred to as “qualified contracts” because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these qualified contracts. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. Numerous special tax rules apply to the participants in qualified plans and to annuity contracts used in connection with qualified plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with qualified plans. If the Contract is purchased as part of your employer’s retirement plan, we are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA). You should consult your tax advisor regarding these features and benefits before you buy a qualified Contract.
Qualified contracts are subject to special rules and limits on Purchase Payments and distributions that vary according to the type of retirement plan. You may be able to make a direct transfer or rollover from other qualified plans and qualified contracts to this qualified Contract. Ineligible or excess contributions to certain qualified contracts can result in substantial penalties and possible loss of the Contract’s or retirement plan’s qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code.
IRAs. Individuals may contribute to an individual retirement arrangement known as a traditional IRA (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. Under some circumstances, you may be able to make “after-tax” contributions. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer’s SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under Contracts issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax deferred basis into an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.
Roth IRAs. Under applicable limitations, individuals may also contribute nondeductible contributions to Roth IRAs. These Roth IRAs are also subject to limitations on eligibility, contributions, transferability and distributions. “Qualified distributions” from Roth IRAs are excluded from taxable gross income. “Qualified distributions” are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions: (1) the annuity owner has reached age 59  1 / 2 ; (2) the distribution is paid to a Beneficiary after the Owner’s death; (3) the annuity Owner is disabled; or (4) the distribution will be used for first time home purchase. (Qualified distributions for first

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time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.
You may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax. However, a 10% penalty tax may apply to a conversion from an IRA if distributions occur during the five taxable years beginning with the year in which the conversion was made. You should consult a tax advisor before converting an IRA to a Roth IRA.
If your Contract is issued as an IRA or Roth IRA, then we will issue the Contract with language intended to qualify the Contract for tax purposes as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. However, you are cautioned that the rights of any person to benefits under a retirement plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract. In addition, we will not be bound by the terms and conditions of a retirement plan to the extent such terms and conditions contradict the Contract, unless we consent.
For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your Contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the Contract provisions and administrative services in this prospectus. Where required, Contracts sold in connection with SEP or SIMPLE plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex.
Limits on Annual Contributions. Under federal tax law, IRAs and Roth IRAs both limit the amount of annual contributions an individual can contribute to his or her IRA or Roth IRA. The IRA and Roth IRA annual contribution limit for 2014 is the smaller of your taxable compensation or $5,500. This amount is lower than the minimum Purchase Payment of $25,000 that we accept. Therefore, you may only contribute an initial Purchase Payment that is a rollover contribution of $25,000 or more from other eligible retirement plans. Generally, rollovers and direct transfers will not be subject to annual contribution limits. IRA Owners age 50 or older may be able to make additional “catch-up” contributions each year. If contributions are being made under a SEP or SIMPLE IRA, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.
Required Minimum Distributions. Generally, qualified contracts (except for Roth IRAs) are subject to lifetime required minimum distributions. For IRAs, SIMPLE IRAs, and SEP IRAs, you must begin receiving required minimum distributions by April 1 of the year following the year in which you reach age 70 1/2. There is a 50% penalty tax on the shortfall if you fail to take required minimum distributions.
The required minimum distribution rules require that the entire interest in the Contract generally must be distributed not later than the required beginning date or distributed, beginning not later than the required beginning date over the life or life expectancy of the Owner, or the joint lives or joint life expectancy of the Owner and his or her designated beneficiary. These requirements do not apply to a Roth IRA during the Owner’s life. Required minimum distributions from all the IRAs you own may be taken in the form of withdrawals from (1) the IRA Contract Value prior to the Contract’s Annuity Date, or (2) from one or more of the other IRAs, Roth IRAs, SIMPLE IRAs, or SEP IRAs that you own, to the extent permitted under federal tax law.
Generally, if the Owner dies before required minimum distributions have begun, the entire interest of the Owner must be distributed by December 31st of the year that is the fifth anniversary of the Owner’s death or over the life or life expectancy of the designated Beneficiary if such distributions begin no later than December 31st of the year after the date of the Owner’s death. If your spouse is your Beneficiary and your Contract permits, your spouse may delay the start of required minimum distributions until December 31st of the year in which you would have reached age 70 1/2. The spouse Beneficiary of an IRA may elect to roll over the death proceeds into his or her own IRA (or a Roth IRA and pay the taxable portion of the death proceeds) and treat the IRA (or Roth IRA) as his or her own. Non-spouse Beneficiaries may also be able to roll over death proceeds to an inherited IRA. If you die after required minimum distributions have begun, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code. Roth IRAs are not subject to the required minimum distributions rule while the Owner is alive. Distributions from a Roth IRA may be deferred until the death of the Owner.
Under final regulations issued by the Internal Revenue Service (“IRS”), the actuarial present value of “other benefits” provided under annuity contracts are included for purposes of calculating required minimum distributions. These other benefits include the value of any death benefits, such as the WTB rider, provided under your Contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution.

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The taxation of the additional benefits provided by the rider offered in this Contract is complex. The IRS may disagree with the tax treatment generally described here, or the IRS may issue additional guidance regarding the taxation of these types of rider. Such IRS actions may result in adverse tax consequences for you or additional tax liability. You should consult your tax advisor prior to selecting any optional benefit rider under the Contract.
Tax Treatment of Withdrawals. To the extent Purchase Payments have a zero cost basis (were made with pre-tax dollars), withdrawals will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out.
In addition to ordinary income tax, Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distributions from certain qualified contracts. To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan; no tax penalty will be imposed. The following is a list of some of the distributions to which the tax penalty will not apply: (a) distributions made on after the date on which the Owner reaches ages 59 1/2; (b) distributions following the death or disability of the Owner as defined by the Code; (c) distributions made after separation from service after attainment of age 55; (d) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of such Owner and his or her beneficiary; (e) distributions made to the Owner to the extent such distributions do not exceed the amount allowable as a deduction under Section 213 of the Code to the Owner for amounts paid during the taxable year for medical care; (f) distributions made to pay health insurance premiums for an unemployed Owner; (g) distributions made to pay qualified higher education expenses; (h) distributions made to an Owner for first time home purchases; (i) distributions due to an IRS levy; (j) “qualified reservist distributions”, as defined by the Code; and (k) distributions to qualified public safety employees from a governmental defined benefit plan after attaining age 50 and separating from service. The exception stated in (c) above does not apply to an IRA and Roth IRA. There may be other exceptions to the 10% tax penalty and additional conditions to the 10% penalty exceptions described above. Before you make a withdrawal, you should consult your tax advisor to determine the tax treatment of the withdrawal and whether the 10% penalty tax will apply.
WITHDRAWALS FOR INVESTMENT ADVISOR FEES
Withdrawals from non-qualified Contracts for the payment of investment advisor fees will be considered taxable distributions from the Contract by the IRS. The IRS has also held, however, that the payment of investment advisor fees from certain tax-qualified contracts need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax advisor for details if you want to pay your investment adviser by withdrawing funds from this Contract.
TAXATION OF ANNUITY PAYMENTS
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment (or “amount received as an annuity”) is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined using an exclusion ratio in a manner that is designed to allow you to recover your after-tax investment in the Contract. The exclusion amount for annuity payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain) bears to the expected return under the Contract. For qualified Contracts, the after-tax investment may be zero. The exclusion ratio is determined when annuity payments start. It is applied to each annuity payment over the expected stream of annuity payments, so that each annuity payment is taxable in part and tax-free in part. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. If the annuity payments stop as a result of the Annuitant’s death before full recovery of the investment in the Contract, you should consult a competent tax adviser to determine whether the unrecovered investment in the Contract is deductible. Owners, Payees and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.
As mentioned above, distributions prior to age 59 1/2 are subject to a 10% penalty tax, subject to certain exceptions. One exception is for distributions that are part of a series of substantially equal periodic payments (made not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary. Another is the “immediate annuity” exception, for annuity payments made pursuant to a partial or complete annuitization of your non-qualified Contract. Whether annuity payments made prior to age 59 1/2 satisfy either of these exceptions will depend on the manner in which such payments are made under the facts and circumstances of each case.
PARTIAL ANNUITIZATION
Under a new tax provision enacted in 2010, if part of an annuity contract value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. In order to get annuity payment tax treatment for the portion of the Contract applied to the annuity payment, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped except by death or surrender (if permitted

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under the Contract). You should consult a competent tax advisor before deciding to annuitize all or a portion of your Contract Value.

DEATH BENEFITS
Any death benefits paid under the Contract are generally taxable to the Beneficiary. The rules governing taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.
EFFECT OF CIVIL UNIONS AND DOMESTIC PARTNERSHIPS
For non-qualified and qualified annuities, there may be certain distribution options or elections available under federal tax law to beneficiaries who are “spouses” as defined under federal tax law. For federal tax law purposes, a “spouse” is a person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law. Accordingly, these same options are not be available to surviving beneficiaries who are “civil union partners”, “domestic partners” or other similar relationships as recognized under the laws of certain states. The administration of spousal rights and the related tax reporting for the Contract will be done in a manner consistent with federal tax law requirements. The rights and benefits of civil union, domestic partnerships and other similar relationships under federal law are evolving and complex. Therefore, you should contact your legal advisor to discuss the availability of options and elections available to your surviving partner.
EXCHANGES
From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the Contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one non-qualified Contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your Contract is a qualified Contract, then it will generally qualify as a tax free rollover or transfer. However, only one rollover is permitted during any one-year period.
If you exchange part of an existing contract for this Contract, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax-free exchange. Rather, the exchange may be treated as if you had made a taxable withdrawal from the existing contract and then purchased this Contract. Subject to certain exceptions, some or all of the amount exchanged into this Contract could be includible in your income and subject to the 10% tax described in the “Non-Qualified Contracts” section of this prospectus.
If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Rev. Proc. 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.

In a recently issued private letter ruling, the IRS allowed the beneficiary of a series of several fixed and variable non-qualified inherited annuities to complete an exchange under Section 1035 of the Code of those contracts into a new variable annuity so long as the technical requirements for the exchange under Section 1035 of the Code were honored, and the beneficiary committed to taking post-death distributions from the new annuity at least as rapidly as were occurring under the old contract. While a private letter ruling gives an insight into the IRS’ view, legally it only applies to the taxpayer who requested the ruling. A beneficiary contemplating an exchange under Section 1035 of the Code of an inherited annuity contract should consult with their tax advisor.
Before making an exchange, you should compare both Contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine that, after knowing all the facts, the exchange is in your best interest. Also, you should consult your tax advisor in connection with an exchange involving the Contract, especially if you anticipate making a withdrawal from either Contract.
A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment or exchange should consult with their tax advisor.

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MULTIPLE CONTRACTS
All deferred non-qualified annuity Contracts that are issued by Symetra Life (or any affiliate) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount. As a result, withdrawals from any such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a 1035 exchange will be considered issued in the year of the exchange. Also, all traditional IRAs you own will be treated as one IRA for tax purposes. You should consult a tax advisor prior to purchasing more than one annuity contract in any calendar year or owning more than one IRA.

TAX WITHHOLDING
Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions, however, from qualified retirement plans may be subject to a mandatory 20% withholding. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
AMERICAN TAXPAYER RELIEF ACT OF 2012
The American Taxpayer Relief Act: (1) permanently provides for a maximum federal estate tax rate, gift tax rate and generation skipping transfer tax rate of 40% with an inflation-adjusted $5 million lifetime unified estate and gift tax exclusion and a $5 million generation skipping transfer exclusion; (2) makes permanent “portability” between spouses which allows the estate of a decedent who is survived by a spouse to permit the surviving spouse to use the decedent’s unused $5 million lifetime exclusion; and (3) extends a number of generation skipping transfer provisions.
MEDICARE TAX
Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted 3.8% Medicare tax on investment income. Thus, in certain circumstances, a tax will be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by your country of citizenship or residence. You should consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to purchasing the Contract.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Contract.

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We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

SYMETRA LIFE INSURANCE COMPANY
Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.
SEPARATE ACCOUNT
We established Symetra Resource Variable Account B under Washington law on February 6, 1986. The Separate Account holds the assets that underlie Contract Values invested in the Sub-accounts. The Separate Account was registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.
Symetra Life is taxed as a life insurance company under the Code. Under Washington law, the assets in the Separate Account are the property of Symetra Life. For federal income tax purposes, the Separate Account is not a separate entity from Symetra Life and its operations form a part of Symetra Life. However, the portion of the assets in the Separate Account equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Income, gains and losses, realized and unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the Contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT
Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the Contracts from one Sub-account to another or from the Separate Account to another separate account;

•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•	Manage the Separate Account under the direction of a committee at any time;

•	Make any changes required by applicable law or regulation; and

•	Modify the provisions of the Contract to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.
Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT
All amounts allocated to an annuity option become part of our General Account. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. Assets in the General Account are not insulated from the claims of Symetra Life’s creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the Contract are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees. Interests in the General Account have not been registered under the Securities Act of 1933, as amended, nor is the General Account registered as an investment company under the Investment Company Act of 1940, as amended.
DISTRIBUTION (PRINCIPAL UNDERWRITER)
The Contracts are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of SSI or broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108 th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934

39

and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.
We do not pay commissions for the promotion and sale of Symetra True Variable Annuity Contracts.
To the extent permitted by FINRA rules, promotional incentives or payments may be provided to broker-dealers and wholesalers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.
This Contract does not assess any sales charge. You indirectly pay for distribution expenses primarily, but not exclusively, through the mortality and expense risk charge and if applicable, the Sub-account fund facilitation fee. We may also pay for sales and distribution expenses out of any payments we receive from the underlying Portfolios or their investment advisors or affiliates for providing administrative, distribution and other services to the Portfolios.
AMENDMENTS TO THE CONTRACT
We reserve the right to amend the Contract to meet the requirements of applicable federal or state laws or regulations. Only an authorized officer of Symetra Life may change the Contract. You will be notified in writing of any changes, modifications or waivers.
LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the Contract, or on SSI’s ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS OR WITHDRAWALS
We may be required to suspend or postpone payment of transfers, withdrawals, and benefits from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);

•	trading on the NYSE is restricted;

•	an SEC declared emergency exists such that disposal of or determination of the value of the Sub-accounts is not reasonably practicable; or

•	the SEC, by order, so permits for your protection.
Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a Purchase Payment and/or “freeze” your Contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your Contract to government regulators.
REDUCTION OF CHARGES
Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain Contracts. For example, sales expenses are expected to be less when Contracts are sold to a large group of individuals. In these situations, we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing of forms and handling of Purchase Payments, withdrawals and surrenders may be administered more efficiently. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing Owner transaction charges.
We may also take such action in connection with Contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

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WEBSITE INFORMATION
You can find more information about the Symetra True Variable Annuity Contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.
FINANCIAL STATEMENTS
The financial statements of Symetra Life Insurance Company and Symetra Resource Variable Account B are included in the Statement of Additional Information.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
Services
Purchase of Contracts
Underwriter
Financial Statements

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(cut along dotted line)
If you would like a free copy of the Statement of Additional Information dated May 1, 2014, for this prospectus, please complete this form, detach and mail to:
Symetra Life Insurance Company PO Box 758545 Topeka, KS 66675
Please send me a free copy of the Statement of Additional Information for the Symetra True Variable Annuity at the following address:
Name:
Address:

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APPENDIX A: ACCUMULATION UNIT VALUE HISTORY

Accumulation Unit Value History
Except for Sub-accounts which were not offered under the Contract as of December 31, 2013 , the following table includes Accumulation Unit values and the total number of Accumulation Units outstanding for the periods indicated. This data has been extracted from the Separate Account’s Financial Statements. This information should be read in conjunction with the Separate Account’s Financial Statements and related notes which are included in the SAI.

	Year	Value	Units
AllianceBernstein VPS Real Estate Investment Portfolio – Class A Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.777	1,022
	2013	$11.162	12,039
AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.394	—
	2013	$15.637	7,693
AllianceBernstein VPS Small Cap Growth Portfolio – Class A Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.569	3,296
	2013	$15.303	2,053
ALPS/Alerian Energy Infrastructure Portfolio Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	10.880	1,542
American Century VP Mid-Cap Value Fund Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.004	1,109
	2013	$14.233	2,749
American Century VP Value Fund Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.891	—
	2013	$14.260	406
American Funds Insurance Series Global Growth & Income Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	11.746	33,561
American Funds Insurance Series Growth Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	12,427	11,282
American Funds Insurance Series Growth-Income Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	12.752	6,736
American Funds Insurance Series International Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	11.669	11,128
American Funds Insurance Series New World Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	10.952	7,957
BlackRock Capital Appreciation V.I. Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.636	1,009
	2013	$14.148	167
BlackRock Global Allocation V.I. Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.726	3,997
	2013	$12.235	10,872
BlackRock High Yield V.I. Fund Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.897	1,774
	2013	$11.842	11,150
Calvert VP EAFE International Index Portfolio – Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.742	—
	2013	$14.093	99,283

	Year	Value	Units
Calvert VP Russell 2000 Small Cap Index Portfolio – Class I Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.007	—
	2013	$15.087	95,672
Columbia Mid Cap Growth Opportunity Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.404	4,938
	2013	$13.572	4,938
Columbia VP Small Cap Value Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.158	1,829
	2013	$14.887	194
Columbia VP Income Opportunities Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.926	6,630
	2013	$11.414	6,475
Columbia VP International Opportunity Fund – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.598	—
	2013	$14.164	8,339
Delaware VIP Smid Cap Growth Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.263	6,664
	2013	$14.417	10,998
Delaware VIP Emerging Markets Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.592	680
	2013	$12.691	34,549
Delaware VIP International Value Equity Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.508	279
	2013	$14.045	2,866
Delaware VIP Small Cap Value Series, Standard Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.945	3,874
	2013	$14.526	6,736
DFA VA Global Bond Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.185	—
	2013	$10.089	17,452
DFA VA International Small Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.667	2,695
	2013	$14.737	14,668
DFA VA International Value Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.904	—
	2013	$14.394	30,830
DFA VA Short -Term Fixed Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.003	6,716
	2013	$9.968	73,511
DFA VA U.S. Large Value Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.482	3,375
	2013	$16.072	66,151
DFA VA U.S. Targeted Value Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.605	4,529
	2013	$16.683	23,744
Dreyfus VIF – Appreciation Portfolio – Initial Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.389	440
	2013	$12.506	3,328

	Year	Value	Units
DWS Alternative Asset Allocation VIP - Class A Shares Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$9.782	3,876
Fidelity VIP Contrafund® Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.750	16,921
	2013	$14.028	37,834
Fidelity VIP Energy Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.275	16,566
	2013	$13.951	17,921
Fidelity VIP Financial Services Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.306	—
	2013	$15.043	3,953
Fidelity VIP Investment Grade Bond Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.222	—
	2013	$9.980	243
Fidelity VIP Mid Cap Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.808	—
	2013	$14.636	6,884
Fidelity VIP Real Estate Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.573	—
	2013	$10.701	4,246
Fidelity VIP Strategic Income Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.610	—
	2013	$10.577	2,178
Fidelity VIP Technology Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.518	1,218
	2013	$13.362	11,167
Franklin Income VIP Fund - Class 1 Sub-Account
January 31, 2013 value (initial public offering) $10.000	2013	$10.993	16,730
Franklin Rising Dividends VIP Fund – Class 1 Sub-Account (Formerly Named Franklin Rising Dividends Fund - Class 1)
May 7, 2012 value (initial public offering) $10.000	2012	$10.691	279
	2013	$13.821	7,898
Franklin Strategic Income VIP Fund – Class 1 Sub-Account (Formerly Named Franklin Strategic Income Securities Fund - Class 1)
May 7, 2012 value (initial public offering) $10.000	2012	$10.787	8,869
	2013	$11.100	22,076
Franklin U.S. Government Securities VIP Fund – Class 1 Sub-Account (Formerly Named Franklin U.S. Government Fund - Class 1)
May 7, 2012 value (initial public offering) $10.000	2012	$10.057	932
	2013	$9.797	623
Franklin Mutual Global Discovery VIP Fund – Class 1 Sub-Account (Formerly Named Mutual Global Discovery Securities Fund - Class 1)
May 7, 2012 value (initial public offering) $10.000	2012	$11.051	5,809
	2013	$14.055	11,054
Franklin Mutual Shares VIP Fund – Class 1 Sub-Account (Formerly Named Mutual Shares Securities Fund - Class 1)
May 7, 2012 value (initial public offering) $10.000	2012	$11.061	—
	2013	$14.132	8,042

	Year	Value	Units
Templeton Developing Markets VIP Fund – Class 1 Sub-Account (Formerly Named Templeton Developing Markets Securities Fund - Class 1)
May 7, 2012 value (initial public offering) $10.000	2012	$11.438	5,748
	2013	$11.286	17,904
Templeton Foreign VIP Fund – Class 1 Sub-Account (Formerly Named Templeton Foreign Securities Fund - Class 1)
May 7, 2012 value (initial public offering) $10.000	2012	$11.993	1,815
	2013	$14.695	5,381
Templeton Global Bond VIP Fund – Class 1 Sub-Account (Formerly Named Templeton Global Bond Securities Fund - Class 1)
May 7, 2012 value (initial public offering) $10.000	2012	$11.082	10,907
	2013	$11.223	88,235
Invesco V.I. Balanced Risk Allocation Fund (Series I Shares) Sub-Account
May 7, 2013 value (initial public offering) $10.000	2013	$9.902	2,837
Invesco V.I. Core Equity Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.860	—
	2013	$13.952	4,414
Invesco V.I. Global Real Estate Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.501	2,785
	2013	$11.743	15,153
Invesco V.I. International Growth Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.344	13,274
	2013	$13.420	13,261
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.699	—
	2013	$13.699	3,615
Invesco V.I. Small Cap Equity Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.216	697
	2013	$15.326	3,356
Invesco V.I. Comstock Fund (Series I Shares) Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.156	—
	2013	$15.078	11,866
Janus Aspen Enterprise Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.837	1,515
	2013	$14.260	4,271
Janus Aspen Flexible Bond Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.320	8,834
	2013	$10.244	20,876
Janus Aspen Overseas Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.397	—
	2013	$12.978	1,398
Janus Aspen Perkins Mid Cap Value Portfolio – Institutional Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.824	3,951
	2013	$13.567	9,965
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.961	9,276
	2013	$14.414	19,124
The Merger Fund VL Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$10.307	3,970

	Year	Value	Units
MFS® Growth Series – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.763	1,210
	2013	$14.641	26,915
MFS® Utilities Series – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.099	35,723
	2013	$13.296	52,444
MFS® International Growth Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.475	1,219
	2013	$12.994	6,562
MFS® International Value Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.309	6,519
	2013	$14.379	22,824
MFS® Government Securities Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.051	1,564
	2013	$9.732	—
MFS® New Discovery Portfolio – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.084	—
	2013	$15.584	3,668
PIMCO All Asset Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.975	636
	2013	$10.956	88,606
PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.909	14,273
	2013	$9.266	16,873
PIMCO Emerging Markets Bond Portfolio– Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.978	38,027
	2013	$10.169	35,003
PIMCO Global Bond Portfolio (Unhedged) – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.238	—
	2013	$9.328	29,880
PIMCO Global Multi-Asset Managed Allocation Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.688	279
	2013	$9.808	279
PIMCO Low Duration Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.266	15,393
	2013	$10.206	40,585
PIMCO Real Return Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.235	13,951
	2013	$9.250	25,471
PIMCO Total Return Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.426	15,889
	2013	$10.176	128,009
PIMCO Unconstrained Bond Portfolio – Institutional Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.391	1,604
	2013	$10.229	83,651
Pioneer Strategic Income VCT Portfolio – Class I Shares Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.654	7,481
	2013	$10.715	22,612

	Year	Value	Units
Royce Capital Fund Micro-Cap Portfolio – Investment Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.726	1,455
	2013	$12.899	2,220
Royce Capital Fund Small-Cap Portfolio – Investment Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.038	1,267
	2013	$14.786	9,540
Sentinel Variable Products Common Stock Fund Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.862	—
	2013	$14.222	1,405
T. Rowe Price Blue Chip Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.506	12,975
	2013	$14.741	50,635
T. Rowe Price New America Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.715	5,387
	2013	$14.699	47,818
T. Rowe Price Equity Income Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.033	4,531
	2013	$14.226	29,038
T. Rowe Price Health Sciences Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.915	19,131
	2013	$16.367	42,478
T. Rowe Price International Stock Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.412	139
	2013	$12.938	14,916
Van Eck VIP Global Hard Assets Fund – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.253	2,180
	2013	$12.364	28,031
Van Eck VIP Multi-Manager Alternatives Fund – Initial Class Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.049	3,223
	2013	$10.493	6,056
Vanguard VIF – Balanced Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.658	—
	2013	$12.701	92,642
Vanguard VIF – Capital Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.028	4,942
	2013	$15.181	20,877
Vanguard VIF – Equity Income Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.709	17,076
	2013	$13.843	108,823
Vanguard VIF – Equity Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.697	2,121
	2013	$14.055	143,838
Vanguard VIF – High Yield Bond Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.826	127,896
	2013	$11.229	99,489
Vanguard VIF – International Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$11.658	1,247
	2013	$14.283	11,257

	Year	Value	Units
Vanguard VIF – Mid-Cap Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.923	1,659
	2013	$14.650	112,608
Vanguard VIF – Money Market Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$9.976	36,148
	2013	$9.926	179,307
Vanguard VIF – REIT Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.478	7,189
	2013	$10.658	45,732
Vanguard VIF – Short-Term Investment-Grade Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.202	3,216
	2013	$10.250	62,811
Vanguard VIF – Small Company Growth Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.943	—
	2013	$15.941	3,104
Vanguard VIF – Total Bond Market Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.122	35,163
	2013	$9.831	35,285
Vanguard VIF – Total Stock Market Index Portfolio Sub-Account
May 7, 2012 value (initial public offering) $10.000	2012	$10.772	6,627
	2013	$14.271	35,712
Virtus International Series Class 1 Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$10.098	280
Virtus Multi-Sector Fixed Income Series Class 1 Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$9.862	2,536
Virtus Premium AlphaSector Series Class 1 Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$11.536	2,183
Virtus Real Estate Securities Series Class 1 Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$8.979	1,379
Virtus Small-Cap Growth Series Class 1 Sub-Account
May 1, 2013 value (initial public offering) $10.000	2013	$12.806	853

APPENDIX B: PORTFOLIO INFORMATION

You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Contract Maintenance Office. You should read those prospectuses carefully before investing. If you have received a summary prospectus for any of the Portfolios listed in Appendix B, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.
THE SUB-ACCOUNTS INVEST IN THE FOLLOWING PORTFOLIOS

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Real Estate Investment Portfolio – Class A	Total return from long-term growth of capital and income.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A	Long-term growth of capital.	AllianceBernstein LP
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio - Class I	Investment results that correspond generally with Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century Variable Portfolios, Inc.
American Century VP Mid-Cap Value Fund	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Value Fund	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series
American Funds Insurance Series Global Growth & Income Fund – Class 1	To provide long-term growth of capital while providing current income.	Capital Research and Management Company
American Funds Insurance Series Growth Fund – Class 1	To provide growth of capital.	Capital Research and Management Company
American Funds Insurance Series Growth-Income Fund – Class 1	To achieve long-term growth of capital and income.	Capital Research and Management Company
American Funds Insurance Series International Fund – Class 1	To provide long-term growth of capital.	Capital Research and Management Company
American Funds Insurance Series New World Fund – Class 1	To provide long-term capital appreciation.	Capital Research and Management Company
Blackrock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund Class I	The fund seeks long-term growth of capital.	BlackRock Advisors, LLC Sub-advised by BlackRock Investment Management, LLC
BlackRock Global Allocation V.I. Fund Class I	The fund seeks high total investment return.	BlackRock Advisors, LLC Sub-advised by BlackRock Investment Management, LLC
BlackRock High Yield V.I. Fund Class I	The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC Sub-advised by BlackRock Financial Management, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio – Class I
The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.
Calvert Investment Management, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio – Class I	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc.
Columbia Funds Variable Insurance Trust
Columbia Mid Cap Growth Opportunity Fund – Class 1	The Fund seeks to provide shareholders with growth of capital.	Columbia Management Investment Advisers, LLC
Effective April 26, 2013, the Columbia Mid Cap Growth Fund was merged into the Columbia Mid Cap Growth Opportunity Fund. As a result of the merger, Class 1 shares of the Columbia Mid Cap Growth Opportunity Fund are available to Contract Owners.

Columbia VP Small Cap Value Fund – Class 1	The Fund seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia VP Income Opportunities Fund – Class 1	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia VP International Opportunity Fund – Class 1	The Fund seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Delaware VIP Trust
Delaware VIP Smid Cap Growth Series, Standard Class	Seeks long-term capital appreciation.	Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.
Delaware VIP Emerging Markets Series, Standard Class	Seeks long-term capital appreciation.	Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.
Delaware VIP International Value Equity Series, Standard Class	Seeks long-term growth without undue risk to principal.	Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.
Delaware VIP Small Cap Value Series, Standard Class	Seeks capital appreciation.	Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.
Dimensional Fund Advisors
VA Global Bond Portfolio	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
VA International Small Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA International Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA Short -Term Fixed Portfolio	Stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
VA U.S. Large Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF – Appreciation Portfolio – Initial Shares	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation Sub-advised by Fayez Sarofim & Co.
DWS Variable Series II
DWS Alternative Asset Allocation VIP – Class A Shares	The fund seeks capital appreciation.	Deutsche Investment Management Americas Inc. RREEF America, L.L.C. is the sub-adviser to the fund
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund - ADV Class	The Fund's investment objective is to provide a high level of current income.	Eaton Vance Management
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio – Initial Class	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR) FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Energy Portfolio – Initial Class	Fidelity VIP Energy Portfolio seeks capital appreciation.	Fidelity SelectCo, LLC
Fidelity VIP Financial Services Portfolio – Initial Class	Fidelity VIP Financial Services Portfolio seeks capital appreciation.	Fidelity SelectCo, LLC
Fidelity VIP Investment Grade Bond Portfolio – Initial Class	Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company (FMR) Fidelity Investment Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Mid Cap Portfolio – Initial Class	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company (FMR) FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Real Estate Portfolio – Initial Class
Fidelity VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Management & Research Company (FMR) FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity VIP Strategic Income Portfolio – Initial Class	Fidelity VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Management & Research Company (FMR) Fidelity Investment Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisers (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

Fidelity VIP Technology Portfolio – Initial Class	Fidelity VIP Technology Portfolio seeks capital appreciation.	Fidelity SelectCo, LLC
Franklin Templeton Variable Insurance Products Trust
Effective May 1, 2014, Franklin Templeton Variable Insurance Products Trust changed the names of the funds available under the Contract as described below.
Franklin Income VIP Fund – Class 1 (formerly known as Franklin Income Securities Fund)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Franklin Rising Dividends VIP Fund – Class 1 (formerly known as Franklin Rising Dividends Securities Fund)
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
Franklin Advisory Services, LLC
Franklin Strategic Income VIP Fund – Class 1 (formerly known as Franklin Strategic Income Securities Fund)
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund – Class 1 (formerly known as Franklin U.S. Government Fund)	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund – Class 1 (formerly known as Mutual Global Discovery Securities Fund)	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund – Class 1 (formerly known as Mutual Shares Securities Fund)
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers, LLC
Templeton Developing Markets VIP Fund – Class 1 (formerly known as Templeton Developing Markets Securities Fund)	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund – Class 1 (formerly known as Templeton Foreign Securities Fund)	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund – Class 1 (formerly known as Templeton Global Bond Securities Fund)
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Goldman Sachs Variable Insurance Trust
GS VIT Strategic Income Fund - Institutional Shares	The Fund seeks total return comprised of income and capital appreciation.	Goldman Sachs Asset Management, L.P.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced Risk Allocation Fund (Series I Shares)	The fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund (Series I Shares)	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund (Series I Shares)	The fund's investment objective is total return through growth of capital and current income.	Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Invesco V.I. International Growth Fund (Series I Shares)	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund (Series I Shares)	The fund's investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund (Series I Shares)
The fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco Advisers, Inc.
Janus Aspen Series
Janus Aspen Enterprise Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio – Institutional Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value Portfolio – Institutional Shares	Seeks capital appreciation.	Janus Capital Management LLC (Perkins Investment Management LLC is Sub-adviser)
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1	The portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	J.P.Morgan Investment Management Inc., an indirect, wholly–owned subsidiary of JPMorgan Chase & Co.
The Merger Fund VL
The Merger Fund VL	The Fund seeks to achieve capital growth by engaging in merger arbitrage.	Westchester Capital Management, LLC
MFS® Variable Insurance Trust
MFS® Growth Series – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Initial Class	Seeks total return.	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
MFS® International Growth Portfolio – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® International Value Portfolio – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Government Securities Portfolio – Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® New Discovery Portfolio – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio – Institutional Class	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC Sub-advised by Research Affiliates LLC
The PIMCO All Asset Portfolio is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class	The Portfolio seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio– Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO EqS Pathfinder Portfolio™ – Institutional Class	The Portfolio seeks capital appreciation.	Pacific Investment Management Company LLC
PIMCO Foreign Bond Portfolio (Unhedged) – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged) – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Managed Allocation Portfolio – Institutional Class	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO Long-Term U.S. Government Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio – Institutional Class	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Unconstrained Bond Portfolio – Institutional Class	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio – Class I Shares	Reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio – Class I Shares	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.
Royce Capital Fund
Royce Capital Fund Micro-Cap Portfolio – Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund Small-Cap Portfolio – Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
SEI Insurance Product Trust
VP Defensive Strategy Fund - Class II Shares	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Management Corporation
VP Conservative Strategy Fund - Class II Shares	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Management Corporation
VP Moderate Strategy Fund - Class II Shares	Capital appreciation, while managing the risk of loss.	SEI Investments Management Corporation
VP Balanced Strategy Fund - Class II Shares	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Management Corporation
VP Market Growth Strategy Fund - Class II Shares	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Management Corporation
VP Market Plus Strategy Fund - Class II Shares	Long-term capital appreciation.	SEI Investments Management Corporation
Sentinel Variable Products Trust
Sentinel Variable Products Bond Fund	The Fund seeks high current income while seeking to control risk.	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	The Fund seeks growth of capital.	Sentinel Asset Management, Inc.
T. Rowe Price Variable Insurance Portfolios
T. Rowe Price Blue Chip Growth Portfolio	Long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price New America Growth Portfolio	Long-term growth of capital by investing primarily in the common stocks of growth companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio	High level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio	Long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock Portfolio	Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price Associates, Inc. Sub-advised by T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd.
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund – Initial Class	The Van Eck VIP Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF – Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Wellington Management Company, LLP
Vanguard VIF – Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	PRIMECAP Management Company

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Vanguard VIF – Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Management Company, LLP and The Vanguard Group, Inc.
Vanguard VIF – Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF – High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Wellington Management Company, LLP
Vanguard VIF – International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.
Vanguard VIF – Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF – Money Market Portfolio	The Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1.	The Vanguard Group, Inc.
Vanguard VIF – REIT Index Portfolio
The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.
The Vanguard Group, Inc.
Vanguard VIF – Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF – Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	Granahan Investment Management, Inc. and The Vanguard Group, Inc.
Vanguard VIF – Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF – Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
Virtus Variable Insurance Trust
Virtus International Series Class 1	High total return consistent with reasonable risk.	Virtus Investment Advisers, Inc. Sub-Advised by Aberdeen Asset Management
Virtus Premium AlphaSector Series Class 1	Long-term capital appreciation.	Virtus Investment Advisers, Inc. Sub-Advised by Euclid Advisors LLC and F-Squared Institutional Advisors, LLC
Virtus Real Estate Securities Series Class 1	Capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc. Sub-Advised by Duff & Phelps Investment Management Co.
Virtus Multi-Sector Fixed Income Series Class 1	Long-term total return.	Virtus Investment Advisers, Inc. Sub-Advised by Newfleet Asset Management, LLC
Virtus Small-Cap Growth Series Class 1	Long-term capital growth.	Virtus Investment Advisers, Inc. Sub-Advised by Kayne Anderson Rudnick Investment Management LLC

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE JANUARY 31, 2013
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Small Cap Growth Portfolio – Class A	Long-term growth of capital.	AllianceBernstein LP

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE NOVEMBER 14, 2013
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Van Eck VIP Trust
Van Eck VIP Multi-Manager Alternatives Fund – Initial Class	The Van Eck VIP Multi-Manager Alternatives Fund seeks to achieve consistent absolute (positive) returns in various market cycles.	Van Eck Associates Corporation

APPENDIX C: STATE VARIATIONS

The following information is a summary of the states where Symetra True Variable Annuity Contracts or certain features and/or benefits vary from the Contract’s features and benefits as previously described in this prospectus. Certain provisions of the Contract may be different from the general description in this prospectus due to variations required by state law. The state in which your Contract is issued also governs whether or not certain riders, options, charges or fees are available or will vary under your Contract. Any state variations will be included in your Contract or in riders or endorsements attached to your Contract.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
Arizona	See “Right To Examine” under “Section 2-Purchase”.
If you reside in Arizona and you are 65 years of age or older on the Contract Date or your Contract is a replacement of another insurance or annuity contract, you may return the Contract within 30 days from the date you received it and receive a refund of the Contract Value plus any fees or charges deducted under the Contract.

California	See “Right To Examine” under “Section 2-Purchase”.
If you reside in California and you are age 60 or older, you may return the Contract within 30 days from the date you received it. During that 30-day period, your money will be placed in the money-market Sub-account, unless you direct that Purchase Payments be invested in a stock or bond Sub-account underlying the Contract during the 30-day period. If you do not direct that the Purchase Payments be invested in a stock or bond Sub-account, and if you return the Contract within the 30-day period, you will be entitled to a refund of the Purchase Payments plus any fees or charges deducted under the Contract. If you direct that the Purchase Payments be invested in a stock or bond Sub-account during the 30-day period, and if you return the Contract during that period, you will be entitled to a refund of the Contract Value, which could be less than the Purchase Payments you paid for the Contract.

See “Optional Death Benefit Rider: Wealth Transfer Benefit” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The WTB Rider will not terminate if you assign the Contract or add or replace an Owner to the Contract. Adding an Owner to, assigning, or transferring the Contract will not change the life on which the WTB rider is based. The WTB rider charge will continue to be based on the life of the original Owner used to determine the WTB rider charge. In the case of a non-natural Owner, the WTB rider charge will continue to be based on the life of the original Annuitant used to determine the WTB rider charge.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
See “WTB Rider Calculation” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The third sentence of this paragraph is deleted and replaced with the following:

Any applicable WTB Additional Benefit will be added to the Contract Value when we receive due proof of death of the:

•    original Owner; or
•    in the case of joint Owners, either Owner; or
•    in the case of a non-natural Owner, the original Annuitant; or
•    in the case of a non-natural Owner with joint Annuitants, either Annuitant.

The WTB rider will terminate and no WTB Additional Benefit will be paid if the Contract is fully annuitized, terminated, or we are notified of the death of the new owner, or, in the case of joint Owners, the death of the first of either new owner prior to:

•    notification of the death of the original Owner (or the first Owner to die if originally owned by joint Owners); or
•    in the case of a non-natural original Owner, notification of death of the original Annuitant (or the death of the first Annuitant in the case of joint Annuitants).

	See “WTB Rider Termination” under “Section 8-Death Benefit and Optional Death Benefit Rider”.	The fourth and fifth bullet regarding assignment of the Contract and the change of ownership as a trigger for termination of the WTB Rider are deleted.
Connecticut	See “Right To Examine” under “Section 2- Purchase”.
If you reside in Connecticut and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

See “Optional Death Benefit Rider: Wealth Transfer Benefit” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The WTB Rider will not terminate if you assign the Contract or add or replace an Owner to the Contract. Adding an Owner to, assigning, or transferring the Contract will not change the life on which the WTB rider is based. The WTB rider charge will continue to be based on the life of the original Owner used to determine the WTB rider charge. In the case of a non-natural Owner, the WTB rider charge will continue to be based on the life of the original Annuitant used to determine the WTB rider charge.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
See “WTB Rider Calculation” under “Section 8-Death Benefit and Optional Death Benefit Rider”.
The third sentence of this paragraph is deleted and replaced with the following:

Any applicable WTB Additional Benefit will be added to the Contract Value when we receive due proof of death of the:

•    original Owner; or
•    in the case of joint Owners, either Owner; or
•    in the case of a non-natural Owner, the original Annuitant; or
•    in the case of a non-natural Owner with joint Annuitants, either Annuitant.

The WTB rider will terminate and no WTB Additional Benefit will be paid if the Contract is fully annuitized, terminated, or we are notified of the death of the new owner, or, in the case of joint Owners, the death of the first of either new owner prior to:

•    notification of the death of the original Owner (or the first Owner to die if originally owned by joint Owners); or
•    in the case of a non-natural original Owner, notification of death of the original Annuitant (or the death of the first Annuitant in the case of joint Annuitants).

	See “WTB Rider Termination” under “Section 8-Death Benefit and Optional Death Benefit Rider”.	The fourth and fifth bullet regarding assignment of the Contract and the change of ownership as a trigger for termination of the WTB Rider are deleted.
Delaware	See “Right To Examine” under “Section 2-Purchase”.
If you reside in Delaware and your Contract is a replacement of another insurance or annuity contract, you may return it within 20 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

District of Columbia	See “Right To Examine” under “Section 2-Purchase”.
If you reside in the District of Columbia and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

Florida	See “Right To Examine” under “Section 2-Purchase”.
If you reside in Florida, you may return the Contract within twenty-one days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

See “Death Benefit” under “Section 8-Death Benefit and Optional Death Benefit Amount”.
The sentence under this paragraph is replaced with the following:

If you die during the Accumulation Phase and the WTB rider is not in effect, your Contract provides you with a death benefit equal to your Contract Value as of the Business Day the death benefit is paid plus any applicable interest.

Montana	Features based on sex	If you reside in Montana, all features and charges where the sex of the Owner or Annuitant would be a factor will be based upon uni-sex rates.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
See “Payment of Death Benefit” under “Section 8-Death Benefit and Optional Death Benefit Amount”.
The first paragraph under this section is replaced with the following:

We will pay the death benefit within 60 days of receipt of due proof of death in Good Order at our Contract Maintenance Office. The Contract Value will be subject to investment performance and applicable charges until the date the death benefit is paid. If we postpone payment of the death benefit for 30 days or more after we receive due proof of death, we will pay interest on the death benefit amount from the 30th day until the death benefit is paid.

North Dakota	See “Right To Examine” under “Section 2-Purchase”.
If you reside in North Dakota, you may return your Contract, including a Contract that is a replacement of another insurance or annuity contract, within 20 days from the date that you receive it and receive a refund of the Contract Value plus any fees or charges deducted under the Contract.

South Dakota	See “Right To Examine” under “Section 2-Purchase”.
If you reside in South Dakota and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

APPENDIX D: WTB RIDER EXAMPLE

The following is a hypothetical projection of Contract Values with resulting WTB Additional Benefits and WTB rider charges. The chart also shows the impact of certain transactions and Sub-account performance on the WTB rider, WTB rider charges, and Contract Value, including the impact of WTB Threshold Cap, and provides more detailed explanations of each such event.
The hypothetical projections shown below and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future performance. Actual investment performance of the Portfolios may vary depending on a number of factors, including the investment allocations by the Contract Owner and different investment rates of return for the Portfolios. The WTB Additional Benefit and Contract Value for a Contract would be different from those shown if the actual investment performance of the Portfolios fluctuated above or below the assumptions used, if more withdrawals or Purchase Payments were made to the Contract, or if a Contract Owner did not match the assumptions below for our representative Contract Owner. No representation can be made by Symetra Life that these assumed projections can be achieved for any one Contract.

ASSUMPTIONS:
Contract Owner Sex:				Male					WTB Rider Charge Rates
Date of Birth:				March 11, 1939					Attained Age 75:		5.4619%
Contract Date:				May 2, 2014					Attained Age 76:		6.0240%
WTB Threshold Cap:				$1,000,000
Explanatory Note	Date	Contract Value Before Transactions	Purchase Payments	Withdrawals	WTB Threshold after Transactions	Purchase Payments Covered Uncovered		Total Contract Value after Transactions	Contract Value Covered Uncovered		WTB Earnings	WTB Gain	WTB Additional Benefit	WTB Benefit Base	WTB Rider Charge
1	5/2/2014	—	$750,000	—	$750,000	$750,000	—	$750,000	$750,000	—	—	—	—	$750,000	—
2	6/2/2014	$775,000	—	—	750,000	750,000	—	775,000	775,000	—	$25,000	$25,000	$12,500	787,500	$56.89
	7/2/2014	765,000	—	—	750,000	750,000	—	765,000	765,000	—	15,000	15,000	7,500	772,500	34.14
	8/4/2014	750,000	—	—	750,000	750,000	—	750,000	750,000	—	—	—	—	750,000	—
	9/2/2014	740,000	—	—	750,000	750,000	—	740,000	740,000	—	—	—	—	740,000	—
	10/2/2014	755,000	—	—	750,000	750,000	—	755,000	755,000	—	5,000	5,000	2,500	757,500	11.38
3	10/14/2014	740,000	500,000	—	1,250,000	1,000,000	$250,000	1,240,000	992,000	$248,000	—	—	2,500	1,242,500	—
	11/3/2014	1,240,000	—	—	1,250,000	1,000,000	250,000	1,240,000	992,000	248,000	—	—	—	1,240,000	—
	12/2/2014	1,250,000	—	—	1,250,000	1,000,000	250,000	1,250,000	1,000,000	250,000	—	—	—	1,250,000	—
	1/2/2015	1,240,000	—	—	1,250,000	1,000,000	250,000	1,120,000	992,000	248,000	—	—	—	1,240,000	—
4	1/21/2015	1,230,000	—	110,000	1,140,000	912,000	228,000	1,130,000	896,000	224,000	—	—	—	1,120,000	—
	2/2/2015	1,130,000	—	—	1,140,000	912,000	228,000	1,160,000	904,000	226,000	—	—	—	1,130,000	—
	3/2/2015	1,160,000	—	—	1,140,000	912,000	228,000	1,150,000	928,000	232,000	20,000	16,000	8,000	1,168,000	36.41
5	4/2/2015	1,150,000	—	—	1,140,000	912,000	228,000	950,000	920,000	230,000	10,000	8,000	4,000	1,154,000	20.08
6	4/22/2015	1,170,000	—	220,000	950,000	760,000	190,000	950,000	760,000	190,000	—	—	4,000	954,000	—
	5/4/2015	950,000	—	—	950,000	760,000	190,000	950,000	760,000	190,000	—	—	—	950,000	—
	6/2/2015	960,000	—	—	950,000	760,000	190,000	960,000	768,000	192,000	10,000	8,000	4,000	964,000	20.08
	7/2/2015	950,000	—	—	950,000	760,000	190,000	950,000	760,000	190,000	—	—	—	950,000	—
7	7/13/2015	955,000	300,000	—	1,250,000	1,000,000	250,000	1,255,000	1,004,000	251,000	5,000	4,000	—	1,255,000	—

Explanatory Notes:

1
On 5/2/2014, the initial $750,000 Purchase Payment is applied to the Contract. The WTB Threshold is $750,000. Because the WTB Threshold is below the WTB Threshold Cap of $1,000,000, the entire Purchase Payment is covered.

2
On 6/2/2014, the Contract Value is equal to $775,000 (as shown under the “Contract Value Before Transactions” column). Because the WTB Threshold is below the WTB Threshold Cap of $1,000,000, the entire Contract Value is covered. The WTB Gain is equal to the Contract Value (as shown under the “Contract Value – Covered” column) less the WTB Threshold, which in this instance is the same as the covered Purchase Payments. ($775,000 - $750,000 = $25,000)

To determine the WTB Benefit Base, the Contract Value is added to 50% of the WTB Gain. ($775,000 + (.50 x $25,000) = $787,500). The WTB Additional Benefit is the WTB Benefit Base minus the Contract Value. ($787,500 - $775,000 = $12,500)

The rider charge for that Contract Month is determined by taking the WTB Additional Benefit and multiplying it by the WTB Charge Rate and then dividing it by 12. ($12,500 x 0.054619 / 12 = $56.89)

3
On 10/14/2014, an additional Purchase Payment of $500,000 is applied to the Contract. The new WTB Threshold is equal to the WTB Threshold shown for 10/2/2014 plus the additional Purchase Payment. ($750,000 + $500,000 = $1,250,000)

Any additional Purchase Payment is applied first to the covered Purchase Payment amount, up to the $1,000,000 WTB Threshold Cap, then the uncovered amount. Thus, the amount applicable to the covered portion of the Purchase Payment is equal to the WTB Threshold Cap less the current covered Purchase Payment amount ($1,000,000 - $750,000 = $250,000). The uncovered Purchase Payment amount is increased by the remaining $250,000.
The Contract Value is also divided into covered and uncovered portions based on the ratio of the covered Purchase Payments to the uncovered Purchase Payments. The ratio of covered Purchase Payment to uncovered Purchase Payments is $1,000,000 / $250,000, resulting in a 4 to 1 ratio.

The Contract Value (as shown under the column “Total Contract Value after Transactions”) is divided in the same 4 to 1 ratio, which results in the following percentage allocation of Contract Value:

80% is covered and 20% is uncovered.
($1,240,000 x 80% = $992,000)
($1,240,000 x 20% = $248,000)

The WTB Additional Benefit for a death occurring anytime during this Contract Month remains $2,500. The WTB Additional Benefit remains constant for the entire Contract Month regardless of any transactions during the Contract Month, and regardless of any changes in the Contract Value.

4
On 1/21/2015, a withdrawal of $110,000 is made from the Contract. The Contract Value before the withdrawal was equal to $1,230,000 (as shown in the column “Contract Value Before Transactions”). The withdrawal first reduces any WTB Earnings to zero, and then reduces the WTB Threshold.

The excess of the Contract Value over the WTB Threshold before the withdrawal equals the Contract Value (as shown in the column “Contract Value Before Transactions”) less the WTB Threshold prior to the transaction, which is shown under the “WTB Threshold After Transactions” column for the 1/2/2015 date. ($1,230,000 - $1,250,000 = -$20,000)

Because the result is a negative number, the WTB Earnings are equal to zero. Because WTB Earnings are equal to zero, the withdrawal reduces the WTB Threshold by the entire withdrawal amount. ($1,250,000 - $110,000 = $1,140,000)

The reduction in the WTB Threshold of $110,000 must now be divided into covered and uncovered portions of Purchase Payments. The reduction applies proportionally based on the covered and uncovered Purchase Payment amounts prior to the withdrawal. Prior to the withdrawal, the covered Purchase Payment amount represented 80% ($1,000,000 / $1,250,000) of the total WTB Threshold. Thus, the covered Purchase Payment amount is reduced by the amount of the withdrawal multiplied by 80%. ($110,000 x 80% = $88,000)

The new covered Purchase Payment amount is the WTB Threshold Cap adjusted for the withdrawal. ($1,000,000 - $88,000 = $912,000)
Similarly, the uncovered Purchase Payment amount is reduced by 20% of the withdrawal amount. The new uncovered Purchase Payment amount is $228,000.

5
On 4/2/2015, the Contract Owner's WTB rider charge increased because the Contract Owner's attained age increased to age 76 on 3/11/2015, and 4/2/2015 is the first Business Day of the next Contract Month following the Contract Owner's birthday. Thus, the WTB rider charge calculations in the following 12 Contract Months will be based on age 76 (6.0240% in this example). Thus, the WTB rider charge calculation for 4/2/2015 is $4,000 (WTB Additional Benefit) x .060240/12= $20.08.

6
On 4/22/2015, a $220,000 withdrawal is made from the Contract. The Contract Value just before the withdrawal equals $1,170,000. The WTB Threshold just before the withdrawal equals $1,140,000. The withdrawal first reduces any WTB Earnings to zero, and then reduces the WTB Threshold.

The WTB Earnings equal the amount by which your covered Contract Value exceeds the WTB Threshold. We use the WTB Threshold prior to the transaction which is shown under the 4/2/2015 date. ($1,170,000 - $1,140,000 = $30,000)

Because the withdrawal was greater than the WTB Earnings, the WTB Earnings are reduced to zero. Thus the excess withdrawal reduces the WTB Threshold. The reduction to the WTB Threshold is equal to the withdrawal amount minus the WTB Earnings. ($220,000 - $30,000 = $190,000)

The new WTB Threshold is thus equal to $1,140,000 - $190,000 = $950,000.

The reduction in the WTB Threshold of $190,000 must now be divided into covered and uncovered portions of Purchase Payments. The reduction applies proportionally based on the covered and uncovered Purchase Payment amounts prior to the withdrawal. Prior to the withdrawal, the covered Purchase Payment amount represented 80% ($912,000 / $1,140,000) of the total WTB Threshold. Thus, the covered Purchase Payment amount is reduced by $152,000 ($190,000 x 80%). The new covered Purchase Payment amount is $912,000 - $152,000 = $760,000. Similarly, the uncovered Purchase Payment amount is reduced by 20% of the withdrawal. The new uncovered Purchase Payment amount is $190,000.

Although the withdrawal depleted all the WTB Earnings, the WTB Additional Benefit for a death anytime this Contract Month remains $4,000. The WTB Additional Benefit is calculated on the first Business Day of the Contract Month. In this case the first Business Day is 4/2/2015 and the WTB Additional Benefit remains constant for the entire Contract Month. It is recalculated for the next Contract Month on the first Business Day of the following Contract Month which is 5/4/2015.

7
On 7/13/2015, a $300,000 Purchase Payment is applied. The new WTB Threshold is equal to $1,250,000 ($950,000 + $300,000). Any additional Purchase Payment is applied first to the covered Purchase Payment amount, up to the $1,000,000 WTB Threshold Cap, then the uncovered amount. Thus, the amount applicable to the covered portion is the WTB Threshold Cap minus the current covered amount. ($1,000,000 - $760,000 = $240,000)

The remaining amount of $60,000 increases the uncovered Purchase Payment amount. The Contract Value is divided into covered and uncovered portions, based on the new ratio of the covered Purchase Payments to the uncovered payments. The ratio of covered Purchase Payment to uncovered Purchase Payment is: $1,000,000 / $250,000, resulting in a 4 to 1 ratio.

The Contract Value (as shown under the column Total Contract Value after Transactions) is divided in the same 4 to 1 ratio.

80% is covered, the other remaining 20% is uncovered.
($1,255,000 x 80% = $1,004,000)
($1255,000 x 20% = $251,000)

The total death benefit is equal to the Contract Value on the Business Day the death benefit is paid, plus any WTB Additional Benefit at the beginning of the Contract Month of the date of death. In addition, any WTB rider charges deducted after the date of death will be refunded. If the Contract Owner died any time on or after 6/2/2014 through 7/2/2014 and Symetra Life received due proof of death to pay the death benefit on 10/2/2014, the total death benefit would be equal to the Contract Value as of the Business Day we pay the death benefit plus the WTB Additional Benefit as of the date of death. ($755,000 + $12,500 = $767,500.) In addition, the July through October WTB rider charges, equal to $45.52 ($34.14 + $11.38) would be refunded. The total death benefit paid would be equal to the death benefit plus the refunded WTB rider charges. ($767,500 + $45.52 = $767,545.52)

If the Contract Owner had died any time on or after 5/2/2015 through 6/1/2015, and Symetra Life received proof of death to pay the death benefit on 6/2/2015, the total death benefit would be equal to the Contract Value as of 6/2/2015 plus the WTB Additional Benefit as of 5/2/2015. ($960,000 + $0 = $960,000). In addition, the June WTB rider charge, equal to $20.08, would be refunded. The total death benefit would be equal to the death benefit plus any refunded WTB rider charges. ($960,000 + $20.08 = $960,020.08)

APPENDIX E: TABLE OF CURRENT ANNUAL CHARGE RATES FOR THE WTB RIDER

The following table shows the current annual rates used for the WTB rider calculations. For a Table of Maximum Rates please see your Contract. The rates shown are per $1,000 of WTB Additional Benefit. To obtain the current WTB rates for attained ages 34 and younger, please contact us at our Contract Maintenance Office.
TABLE OF CURRENT RATES

Sex Specific Rates				Uni-Sex Rates
Attained Age	Male	Female	Joint	Attained Age	Unisex - Single Life	Unisex – Joint
	$	$	$		$	$
35	1.134	0.922	1.870	35	1.091	2.062
36	1.187	0.993	1.975	36	1.148	2.153
37	1.259	1.054	2.109	37	1.218	2.254
38	1.350	1.106	2.271	38	1.302	2.391
39	1.435	1.168	2.427	39	1.382	2.528
40	1.549	1.239	2.602	40	1.487	2.703
41	1.685	1.320	2.789	41	1.612	2.911
42	1.850	1.414	3.016	42	1.763	3.143
43	2.047	1.526	3.283	43	1.942	3.427
44	2.264	1.659	3.582	44	2.143	3.752
45	2.499	1.812	3.909	45	2.361	4.120
46	2.733	1.995	4.255	46	2.586	4.523
47	2.928	2.211	4.582	47	2.784	4.922
48	3.080	2.451	4.887	48	2.954	5.309
49	3.274	2.722	5.262	49	3.163	5.741
50	3.528	3.022	5.731	50	3.427	6.202
51	3.854	3.361	6.296	51	3.755	6.699
52	4.251	3.739	6.962	52	4.149	7.299
53	4.713	4.139	7.721	53	4.598	8.009
54	5.291	4.560	8.635	54	5.145	8.881
55	5.935	5.037	9.652	55	5.755	9.880
56	6.599	5.553	10.711	56	6.390	10.959
57	7.239	6.095	11.766	57	7.010	12.119
58	7.873	6.657	12.870	58	7.630	13.341
59	8.617	7.235	14.122	59	8.341	14.677
60	9.522	7.841	15.558	60	9.186	16.131
61	10.625	8.507	17.212	61	10.202	17.754
62	11.906	9.212	19.054	62	11.367	19.613
63	13.301	9.954	21.038	63	12.631	21.701
64	14.746	10.765	23.128	64	13.950	24.009
65	17.333	12.447	26.385	65	16.355	27.536
66	18.936	13.488	28.701	66	17.846	30.252
67	20.603	14.646	31.146	67	19.412	33.091
68	22.357	15.929	34.525	68	21.071	37.082
69	24.321	17.331	37.481	69	22.923	40.360
70	26.607	18.913	40.864	70	25.068	43.994
71	29.387	20.712	44.848	71	27.652	48.141
72	32.635	22.679	49.400	72	30.644	52.864
73	36.039	24.826	54.270	73	33.796	58.017
74	39.700	27.185	59.589	74	37.197	63.820
75	43.695	29.758	65.384	75	40.908	70.298

Sex Specific Rates				Uni-Sex Rates
Attained Age	Male	Female	Joint	Attained Age	Unisex - Single Life	Unisex – Joint
	$	$	$		$	$
76	48.192	32.576	71.822	76	45.069	77.342
77	53.418	35.685	79.151	77	49.871	85.213
78	59.479	39.068	87.467	78	55.397	94.039
79	66.257	42.773	96.675	79	61.560	103.855
80	77.682	49.871	110.595	80	72.120	118.395
81	86.290	55.822	121.987	81	80.196	131.151
82	95.379	62.099	134.072	82	88.723	144.821
83	105.278	68.667	149.899	83	97.956	163.011
84	116.305	75.930	165.635	84	108.230	179.747
85	128.595	83.214	182.708	85	119.518	197.637
86	142.092	91.800	201.002	86	132.034	217.056
87	156.654	102.410	220.689	87	145.805	238.255
88	172.102	113.540	240.995	88	160.390	260.739
89	188.277	124.527	262.793	89	175.527	284.385
90	204.338	132.444	285.822	90	189.959	308.067
91	220.097	139.935	308.647	91	204.064	331.724
92	236.576	152.592	331.642	92	219.779	356.728
93	253.919	169.809	352.733	93	237.097	382.018
94	272.211	191.468	374.054	94	256.063	407.874
95	290.354	215.222	398.641	95	275.328	434.595
SYMETRA TRUE VARIABLE ANNUITY®
STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
issued by
SYMETRA RESOURCE VARIABLE ACCOUNT B
and
SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-457-9015 or write to Symetra Life Insurance Company, PO Box 758545, Topeka, Kansas 66675.
This SAI and the prospectus are both dated May 1, 2014 .

GENERAL INFORMATION
Terms and phrases used in this SAI have the meaning given to them in the prospectus.
Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957.
We established Symetra Resource Variable Account B (“the Separate Account”) to hold assets that underlie contract values invested in a number of different variable annuity contracts. The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.
Accumulation Units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The Contract Owner bears the entire investment risk. There can be no assurance that the aggregate value in the Contract will equal or exceed the Purchase Payments made under the Contract.

SERVICES
Experts
The consolidated financial statements of Symetra Life Insurance Company as of December 31, 2013 and 2012 , and for each of the three years in the period ended December 31, 2013 , and the financial statements of Symetra Resource Variable Account B as of December 31, 2013 , and for each of the two years in the period ended December 31, 2013 , appearing in the SAI of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Independent Registered Public Accounting Firm
The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.
Service Providers
The administration and customer service for the Contracts is performed by se 2 , LLC (“se 2 ”), a Kansas company having its principal address and place of business at 5801 SW 6 th Avenue, Topeka, Kansas 66636. se 2 performs services in connection with the Contracts, including but not limited to: information technology application services; customer application processing; receipt of Purchase Payments; maintenance of customer service center; mailing; maintenance of books and records, including, paper files, computer data files, electronic images, correspondence with Contract Owners, and all related administrative records. Symetra Life, the Separate Account, and the principal underwriter, Symetra Securities, Inc, have no direct or indirect affiliated relationship with se 2 . Symetra Life entered into an agreement with se 2 and the basis for the compensation to be paid to se 2 is a combination of fixed fees and fees for service.

PURCHASE OF CONTRACTS
The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of Financial Industry Regulatory Authority (“FINRA”).
UNDERWRITER
Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the Contracts pursuant to an underwriter’s agreement with us. SSI is located at 777 108 th Avenue NE, Suite 1200, Bellevue, WA 98004. The Contracts issued by the Separate Account are offered on a continuous basis. For the years ended December 31, 2013 , 2012 , and 2011 SSI received $74,269, $80,652, and $93,916, in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

1

FINANCIAL STATEMENTS
The consolidated financial statements of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the Contract. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

2

Annual Report
December 31, 2013
Symetra Resource Variable Account B

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Resource Variable Account B

We have audited the accompanying statements of assets and liabilities of Symetra Resource Variable Account B (“Separate Account”) comprised of the sub-accounts described in Note 1, as of December 31, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Resource Variable Account B at December 31, 2013, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 30, 2014

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	ALLIANCE BERNSTEIN VPS REAL ESTATE	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH	ALLIANCE BERNSTEIN VPS SMALL/MID CAP VALUE	ALPS/ALERIAN ENERGY INFRASTRUCTURE-CLASS I1	AMERICAN CENTURY BALANCED
ASSETS:
Investments in Underlying:
Investments, at Cost	$142,481	$24,875	$101,759	$15,311	$404,954
Shares Owned	12,020	1,339	5,255	1,560	67,281
Investments, at Fair Value	$134,380	$31,409	$120,292	$16,777	$543,633
Total Assets	134,380	31,409	120,292	16,777	543,633

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$134,380	$31,409	$120,292	$16,777	$543,633

Resource Variable Account B
Net Assets					$543,633
Accumulation Units Outstanding					33,338
Accumulation Unit Value					$16.307

Symetra True Variable Annuity
Net Assets	$134,380	$31,409	$120,292	$16,777
Accumulation Units Outstanding	12,039	2,053	7,693	1,542
Accumulation Unit Value	$11.162	$15.303	$15.637	$10.880

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY MID CAP VALUE	AMERICAN CENTURY VALUE	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND[1]	AMERICAN FUNDS IS GROWTH FUND[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$431,392	$32,447	$141,398	$387,553	$124,670
Shares Owned	51,484	2,118	25,531	31,462	1,785
Investments, at Fair Value	$552,939	$39,124	$215,729	$394,213	$140,206
Dividends Receivable	—	—	—	—	—
Total Assets	552,939	39,124	215,729	394,213	140,206

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$552,939	$39,124	$215,729	$394,213	$140,206

Resource Variable Account B
Net Assets	$552,939		$209,946
Accumulation Units Outstanding	41,685		10,458
Accumulation Unit Value	$13.265		$20.075

Symetra True Variable Annuity
Net Assets		$39,124	$5,783	$394,213	$140,206
Accumulation Units Outstanding		2,749	406	33,561	11,282
Accumulation Unit Value		$14.233	$14.260	$11.746	$12.427
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	AMERICAN FUNDS IS GROWTH-INCOME FUND[1]	AMERICAN FUNDS IS INTERNATIONAL FUND[1]	AMERICAN FUNDS IS NEW WORLD FUND[1]	BLACKROCK CAPITAL APPRECIATION I	BLACKROCK GLOBAL ALLOCATION I
ASSETS:
Investments in Underlying:
Investments, at Cost	$82,482	$122,554	$87,218	$2,183	$127,322
Shares Owned	1,694	6,119	3,475	240	7,554
Investments, at Fair Value	$85,899	$129,848	$87,150	$2,358	$133,016
Total Assets	85,899	129,848	87,150	2,358	133,016

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$85,899	$129,848	$87,150	$2,358	$133,016

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$85,899	$129,848	$87,150	$2,358	$133,016
Accumulation Units Outstanding	6,736	11,128	7,957	167	10,872
Accumulation Unit Value	$12.752	$11.669	$10.952	$14.148	$12.235

	Sub-Accounts
	BLACKROCK HIGH YIELD I	CALVERT EAFE INTERNATIONAL INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX	COLUMBIA INCOME OPPORTUNITIES	COLUMBIA INTERNATIONAL OPPORTUNITY
ASSETS:
Investments in Underlying:
Investments, at Cost	$129,034	$1,409,022	$1,403,757	$83,298	$103,573
Shares Owned	17,132	16,275	17,530	8,485	8,129
Investments, at Fair Value	$131,405	$1,399,183	$1,443,385	$73,909	$118,111
Dividends Receivable	632	—	—	—	—
Total Assets	132,037	1,399,183	1,443,385	73,909	118,111

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$132,037	$1,399,183	$1,443,385	$73,909	$118,111

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$132,037	$1,399,183	$1,443,385	$73,909	$118,111
Accumulation Units Outstanding	11,150	99,283	95,672	6,475	8,339
Accumulation Unit Value	$11.842	$14.093	$15.087	$11.414	$14.164
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	COLUMBIA MID CAP GROWTH OPPORTUNITY[1]	COLUMBIA SMALL CAP VALUE	DELAWARE VIP EMERGING MARKETS	DELAWARE VIP INTL VALUE EQUITY	DELAWARE VIP SMALL CAP VALUE
ASSETS:
Investments in Underlying:
Investments, at Cost	$55,378	$2,284	$420,046	$37,137	$80,772
Shares Owned	3,709	141	20,421	3,302	2,344
Investments, at Fair Value	$67,024	$2,887	$438,456	$40,251	$97,838
Total Assets	67,024	2,887	438,456	40,251	97,838

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$67,024	$2,887	$438,456	$40,251	$97,838

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$67,024	$2,887	$438,456	$40,251	$97,838
Accumulation Units Outstanding	4,938	194	34,549	2,866	6,736
Accumulation Unit Value	$13.572	$14.887	$12.691	$14.045	$14.526

	Sub-Accounts
	DELAWARE VIP SMID CAP GROWTH	DFA VA GLOBAL BOND	DFA VA INTERNATIONAL SMALL PORTFOLIO	DFA VA INTERNATIONAL VALUE PORTFOLIO	DFA VA SHORT TERM FIXED PORTFOLIO
ASSETS:
Investments in Underlying:
Investments, at Cost	$127,231	$178,234	$197,569	$417,207	$733,758
Shares Owned	4,896	16,532	17,589	33,645	71,912
Investments, at Fair Value	$158,557	$176,074	$216,158	$443,779	$732,783
Total Assets	158,557	176,074	216,158	443,779	732,783

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$158,557	$176,074	$216,158	$443,779	$732,783

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$158,557	$176,074	$216,158	$443,779	$732,783
Accumulation Units Outstanding	10,998	17,452	14,668	30,830	73,511
Accumulation Unit Value	$14.417	$10.089	$14.737	$14.394	$9.968
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	DFA VA U.S. LARGE VALUE PORTFOLIO	DFA VA U.S. TARGETED VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
ASSETS:
Investments in Underlying:
Investments, at Cost	$975,558	$328,378	$163,653	$376,903	$242,065
Shares Owned	48,589	21,117	5,028	32,209	21,111
Investments, at Fair Value	$1,063,151	$396,137	$241,095	$672,200	$250,163
Total Assets	1,063,151	396,137	241,095	672,200	250,163

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$1,063,151	$396,137	$241,095	$672,200	$250,163

Resource Variable Account B
Net Assets			$199,476	$672,200	$250,163
Accumulation Units Outstanding			13,465	30,748	14,516
Accumulation Unit Value			$14.815	$21.861	$17.234

Symetra True Variable Annuity
Net Assets	$1,063,151	$396,137	$41,619
Accumulation Units Outstanding	66,151	23,744	3,328
Accumulation Unit Value	$16.072	$16.683	$12.506

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS ALTERNATIVE ASSET ALLOCATION VIP A1	DWS GLOBAL INCOME BUILDER VIP A
ASSETS:
Investments in Underlying:
Investments, at Cost	$83,832	$330,663	$52,223	$37,364	$3,733,407
Shares Owned	2,756	12,195	4,676	2,758	168,736
Investments, at Fair Value	$121,504	$498,653	$85,939	$37,916	$4,606,492
Total Assets	121,504	498,653	85,939	37,916	4,606,492

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$121,504	$498,653	$85,939	$37,916	$4,606,492

Resource Variable Account B
Net Assets	$121,504	$498,653	$85,939		$4,606,492
Accumulation Units Outstanding	11,804	23,894	11,908		151,455
Accumulation Unit Value	$10.294	$20.869	$7.217		$30.415

Symetra True Variable Annuity
Net Assets				$37,916
Accumulation Units Outstanding				3,876
Accumulation Unit Value				$9.782
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	DWS INTERNATIONAL VIP A	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY CONTRAFUND	FIDELITY ENERGY
ASSETS:
Investments in Underlying:
Investments, at Cost	$4,040,495	$267,913	$103,745	$1,283,802	$223,656
Shares Owned	400,550	43,545	11,865	56,965	10,440
Investments, at Fair Value	$3,628,978	$311,346	$134,070	$1,956,736	$250,019
Total Assets	3,628,978	311,346	134,070	1,956,736	250,019

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$3,628,978	$311,346	$134,070	$1,956,736	$250,019

Resource Variable Account B
Net Assets	$3,628,978	$311,346	$134,070	$1,425,984
Accumulation Units Outstanding	183,424	11,840	5,552	52,916
Accumulation Unit Value	$19.785	$26.297	$24.146	$26.948

Symetra True Variable Annuity
Net Assets				$530,752	$250,019
Accumulation Units Outstanding				37,834	17,921
Accumulation Unit Value				$14.028	$13.951

	Sub-Accounts
	FIDELITY EQUITY-INCOME	FIDELITY FINANCIAL SERVICES	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$200,564	$55,609	$387,830	$365,102	$173,280
Shares Owned	11,982	6,373	11,508	27,256	10,251
Investments, at Fair Value	$279,043	$59,458	$657,542	$521,683	$307,122
Total Assets	279,043	59,458	657,542	521,683	307,122

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$279,043	$59,458	$657,542	$521,683	$307,122

Resource Variable Account B
Net Assets	$279,043		$657,542	$521,683	$307,122
Accumulation Units Outstanding	13,343		60,525	32,844	21,151
Accumulation Unit Value	$20.913		$10.864	$15.884	$14.520

Symetra True Variable Annuity
Net Assets		$59,458
Accumulation Units Outstanding		3,953
Accumulation Unit Value		$15.043
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP I	FIDELITY REAL ESTATE	FIDELITY STRATEGIC INCOME	FIDELITY TECHNOLOGY
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,515	$93,384	$50,220	$23,938	$138,562
Shares Owned	196	2,769	2,779	2,056	12,004
Investments, at Fair Value	$2,423	$100,759	$45,439	$23,033	$149,217
Total Assets	2,423	100,759	45,439	23,033	149,217

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$2,423	$100,759	$45,439	$23,033	$149,217

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$2,423	$100,759	$45,439	$23,033	$149,217
Accumulation Units Outstanding	243	6,884	4,246	2,178	11,167
Accumulation Unit Value	$9.980	$14.636	$10.701	$10.577	$13.362

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN INCOME SECURITIES FUND CLASS I1	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN RISING DIVIDENDS	FRANKLIN SMALL-MID CAP GROWTH II
ASSETS:
Investments in Underlying:
Investments, at Cost	$759,006	$175,131	$271,434	$101,434	$267,982
Shares Owned	759,006	11,133	19,827	3,879	17,237
Investments, at Fair Value	$759,006	$183,917	$318,618	$109,154	$468,151
Total Assets	759,006	183,917	318,618	109,154	468,151

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$759,006	$183,917	$318,618	$109,154	$468,151

Resource Variable Account B
Net Assets	$759,006		$318,618		$468,151
Accumulation Units Outstanding	72,801		19,743		36,187
Accumulation Unit Value	$10.426		$16.139		$12.937

Symetra True Variable Annuity
Net Assets		$183,917		$109,154
Accumulation Units Outstanding		16,730		7,898
Accumulation Unit Value		$10.993		$13.821
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	FRANKLIN STRATEGIC INCOME SECURITIES	FRANKLIN U.S. GOVERNMENT I	FRANKLIN U.S. GOVERNMENT II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$250,101	$6,371	$664,586	$93,827	$92,166
Shares Owned	19,386	473	51,034	4,149	4,873
Investments, at Fair Value	$245,044	$6,107	$645,576	$87,391	$93,081
Total Assets	245,044	6,107	645,576	87,391	93,081

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$245,044	$6,107	$645,576	$87,391	$93,081

Resource Variable Account B
Net Assets			$645,576	$87,391	$93,081
Accumulation Units Outstanding			40,090	2,369	3,844
Accumulation Unit Value			$16.103	$36.897	$24.212

Symetra True Variable Annuity
Net Assets	$245,044	$6,107
Accumulation Units Outstanding	22,076	623
Accumulation Unit Value	$11.100	$9.797

	Sub-Accounts
	INVESCO AMERICAN FRANCHISE FUND I1	INVESCO BALANCED-RISK ALLOCATION I1	INVESCO COMSTOCK[1]	INVESCO CORE EQUITY	INVESCO GLOBAL REAL ESTATE
ASSETS:
Investments in Underlying:
Investments, at Cost	$182,470	$27,905	$161,634	$56,804	$395,533
Shares Owned	4,707	2,284	10,080	1,603	32,253
Investments, at Fair Value	$238,335	$28,091	$178,910	$61,582	$493,141
Total Assets	238,335	28,091	178,910	61,582	493,141

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$238,335	$28,091	$178,910	$61,582	$493,141

Resource Variable Account B
Net Assets	$238,335				$315,209
Accumulation Units Outstanding	20,106				10,565
Accumulation Unit Value	$11.854				$29.834

Symetra True Variable Annuity
Net Assets		$28,091	$178,910	$61,582	$177,932
Accumulation Units Outstanding		2,837	11,866	4,414	15,153
Accumulation Unit Value		$9.902	$15.078	$13.952	$11.743
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO MID CAP CORE EQUITY FUND	INVESCO MID CAP GROWTH FUND II1	INVESCO SMALL CAP EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$198,521	$221,384	$44,095	$23,206	$40,267
Shares Owned	7,086	9,058	3,273	8,666	2,022
Investments, at Fair Value	$250,324	$315,948	$49,519	$46,190	$51,430
Total Assets	250,324	315,948	49,519	46,190	51,430

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$250,324	$315,948	$49,519	$46,190	$51,430

Resource Variable Account B
Net Assets	$72,355	$315,948		$46,190
Accumulation Units Outstanding	2,542	22,271		3,416
Accumulation Unit Value	$28.467	$14.187		$13.522

Symetra True Variable Annuity
Net Assets	$177,969		$49,519		$51,430
Accumulation Units Outstanding	13,261		3,615		3,356
Accumulation Unit Value	$13.420		$13.699		$15.326

	Sub-Accounts
	JANUS ASPEN ENTERPRISE PORTFOLIO	JANUS ASPEN FLEXIBLE BOND	JANUS ASPEN OVERSEAS INTERNATIONAL	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$50,617	$221,408	$16,925	$112,768	$191,890
Shares Owned	1,034	18,093	432	7,005	19,648
Investments, at Fair Value	$60,904	$213,855	$18,142	$135,203	$234,009
Total Assets	60,904	213,855	18,142	135,203	234,009

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$60,904	$213,855	$18,142	$135,203	$234,009

Resource Variable Account B
Net Assets					$234,009
Accumulation Units Outstanding					10,874
Accumulation Unit Value					$21.520

Symetra True Variable Annuity
Net Assets	$60,904	$213,855	$18,142	$135,203
Accumulation Units Outstanding	4,271	20,876	1,398	9,965
Accumulation Unit Value	$14.260	$10.244	$12.978	$13.567
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MERGER VL1	MFS GROWTH SERIES	MFS INTERNATIONAL GROWTH PORTFOLIO
ASSETS:
Investments in Underlying:
Investments, at Cost	$473,464	$83,344	$40,315	$316,503	$79,001
Shares Owned	61,373	5,755	3,748	10,087	5,773
Investments, at Fair Value	$648,705	$136,455	$40,923	$394,068	$85,267
Total Assets	648,705	136,455	40,923	394,068	85,267

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$648,705	$136,455	$40,923	$394,068	$85,267

Resource Variable Account B
Net Assets	$373,043	$136,455
Accumulation Units Outstanding	12,765	10,319
Accumulation Unit Value	$29.223	$13.223

Symetra True Variable Annuity
Net Assets	$275,662		$40,923	$394,068	$85,267
Accumulation Units Outstanding	19,124		3,970	26,915	6,562
Accumulation Unit Value	$14.414		$10.307	$14.641	$12.994

	Sub-Accounts
	MFS INTERNATIONAL VALUE PORTFOLIO	MFS NEW DISCOVERY SERIES	MFS UTILITIES SERIES	MUTUAL GLOBAL DISCOVERY SECURITIES	MUTUAL SHARES SECURITIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$285,591	$51,101	$617,278	$145,289	$173,750
Shares Owned	15,013	2,462	21,873	6,665	12,734
Investments, at Fair Value	$328,174	$57,166	$697,316	$155,369	$275,463
Total Assets	328,174	57,166	697,316	155,369	275,463

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$328,174	$57,166	$697,316	$155,369	$275,463

Resource Variable Account B
Net Assets					$275,463
Accumulation Units Outstanding					15,267
Accumulation Unit Value					$18.043

Symetra True Variable Annuity
Net Assets	$328,174	$57,166	$697,316	$155,369
Accumulation Units Outstanding	22,824	3,668	52,444	11,054
Accumulation Unit Value	$14.379	$15.584	$13.296	$14.055
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	MUTUAL SHARES SECURITIES I	PIMCO ALL ASSET INSTITUTIONAL CLASS	PIMCO COMMODITY REALRETURN STRAT. INSTITUTIONAL CLASS	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS	PIMCO GLOBAL BOND (UNHEDGED) INSTITUTIONAL CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$98,825	$1,001,185	$172,361	$371,521	$300,958
Shares Owned	5,185	88,410	26,233	26,485	22,586
Investments, at Fair Value	$113,647	$970,746	$156,346	$355,953	$278,719
Total Assets	113,647	970,746	156,346	355,953	278,719

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$113,647	$970,746	$156,346	$355,953	$278,719

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$113,647	$970,746	$156,346	$355,953	$278,719
Accumulation Units Outstanding	8,042	88,606	16,873	35,003	29,880
Accumulation Unit Value	$14.132	$10.956	$9.266	$10.169	$9.328

	Sub-Accounts
	PIMCO GLOBAL MULTI-ASSET INSTITUTIONAL CLASS	PIMCO LOW DURATION INSTITUTIONAL CLASS	PIMCO REAL RETURN INSTITUTIONAL CLASS	PIMCO TOTAL RETURN INSTITUTIONAL CLASS	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,042	$417,383	$255,313	$1,315,386	$870,021
Shares Owned	242	39,040	18,699	118,633	83,478
Investments, at Fair Value	$2,737	$414,213	$235,611	$1,302,596	$855,649
Total Assets	2,737	414,213	235,611	1,302,596	855,649

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$2,737	$414,213	$235,611	$1,302,596	$855,649

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$2,737	$414,213	$235,611	$1,302,596	$855,649
Accumulation Units Outstanding	279	40,585	25,471	128,009	83,651
Accumulation Unit Value	$9.808	$10.206	$9.250	$10.176	$10.229
Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,522,332	$42,812	$79,086	$24,510,711	$173,903
Shares Owned	309,487	2,161	3,880	1,140,383	16,178
Investments, at Fair Value	$3,407,441	$53,450	$105,539	$29,935,062	$168,892
Total Assets	3,407,441	53,450	105,539	29,935,062	168,892

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$3,407,441	$53,450	$105,539	$29,935,062	$168,892

Resource Variable Account B
Net Assets	$3,407,441	$53,450	$105,539	$29,935,062	$168,892
Accumulation Units Outstanding	88,153	3,086	6,303	387,906	10,458
Accumulation Unit Value	$38.655	$17.318	$16.744	$77.171	$16.153

Symetra True Variable Annuity
Net Assets				$—
Accumulation Units Outstanding				—
Accumulation Unit Value				$—

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER SELECT MID CAP GROWTH VCT CLASS I1	PIONEER STRATEGIC INCOME VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	ROYCE CAPITAL MICRO-CAP
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,808,707	$14,751,603	$247,257	$421,763	$24,512
Shares Owned	157,676	657,875	23,359	39,774	2,231
Investments, at Fair Value	$3,620,224	$21,565,133	$242,232	$411,667	$28,637
Total Assets	3,620,224	21,565,133	242,232	411,667	28,637

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$3,620,224	$21,565,133	$242,232	$411,667	$28,637

Resource Variable Account B
Net Assets	$3,620,224	$21,565,133		$411,667
Accumulation Units Outstanding	105,012	287,166		27,148
Accumulation Unit Value	$34.475	$75.096		$15.164

Symetra True Variable Annuity
Net Assets			$242,232		$28,637
Accumulation Units Outstanding			22,612		2,220
Accumulation Unit Value			$10.715		$12.899

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	ROYCE CAPITAL SMALL-CAP	SENTINEL VP COMMON STOCK	T. ROWE PRICE BLUE CHIP GROWTH	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
ASSETS:
Investments in Underlying:
Investments, at Cost	$125,453	$20,797	$645,678	$373,189	$584,338
Shares Owned	10,134	1,087	39,326	14,520	22,683
Investments, at Fair Value	$141,060	$19,980	$746,398	$413,100	$695,232
Total Assets	141,060	19,980	746,398	413,100	695,232

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$141,060	$19,980	$746,398	$413,100	$695,232

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$141,060	$19,980	$746,398	$413,100	$695,232
Accumulation Units Outstanding	9,540	1,405	50,635	29,038	42,478
Accumulation Unit Value	$14.786	$14.222	$14.741	$14.226	$16.367

	Sub-Accounts
	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON FOREIGN SECURITIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$191,513	$704,512	$203,022	$177,817	$67,054
Shares Owned	12,276	26,454	19,694	25,314	4,503
Investments, at Fair Value	$192,979	$702,893	$202,062	$257,954	$79,081
Total Assets	192,979	702,893	202,062	257,954	79,081

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$192,979	$702,893	$202,062	$257,954	$79,081

Resource Variable Account B
Net Assets				$257,954
Accumulation Units Outstanding				11,255
Accumulation Unit Value				$22.919

Symetra True Variable Annuity
Net Assets	$192,979	$702,893	$202,062		$79,081
Accumulation Units Outstanding	14,916	47,818	17,904		5,381
Accumulation Unit Value	$12.938	$14.699	$11.286		$14.695

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	TEMPLETON GLOBAL BOND SECURITIES I	TEMPLETON GROWTH SECURITIES II	VAN ECK VIP GLOBAL HARD ASSETS	VAN ECK VIP MULTI MANAGER ALTERNATIVE	VANGUARD BALANCED
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,003,285	$37,888	$329,083	$60,661	$1,087,805
Shares Owned	51,713	3,644	11,041	6,152	49,730
Investments, at Fair Value	$990,291	$55,508	$346,579	$63,549	$1,176,610
Total Assets	990,291	55,508	346,579	63,549	1,176,610

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$990,291	$55,508	$346,579	$63,549	$1,176,610

Resource Variable Account B
Net Assets		$55,508
Accumulation Units Outstanding		3,217
Accumulation Unit Value		$17.255

Symetra True Variable Annuity
Net Assets	$990,291		$346,579	$63,549	$1,176,610
Accumulation Units Outstanding	88,235		28,031	6,056	92,642
Accumulation Unit Value	$11.223		$12.364	$10.493	$12.701

	Sub-Accounts
	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INCOME	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
ASSETS:
Investments in Underlying:
Investments, at Cost	$275,756	$1,390,982	$1,871,240	$1,099,218	$139,410
Shares Owned	13,430	67,372	64,180	135,573	7,217
Investments, at Fair Value	$316,938	$1,506,444	$2,021,679	$1,117,114	$160,786
Total Assets	316,938	1,506,444	2,021,679	1,117,114	160,786

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$316,938	$1,506,444	$2,021,679	$1,117,114	$160,786

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$316,938	$1,506,444	$2,021,679	$1,117,114	$160,786
Accumulation Units Outstanding	20,877	108,823	143,838	99,489	11,257
Accumulation Unit Value	$15.181	$13.843	$14.055	$11.229	$14.283

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD MONEY MARKET	VANGUARD REIT INDEX	VANGUARD SHORT TERM INVESTMENT GRADE	VANGUARD SMALL COMPANY GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,523,288	$1,779,887	$512,158	$636,869	$39,742
Shares Owned	79,425	1,779,887	41,063	60,282	1,839
Investments, at Fair Value	$1,649,667	$1,779,887	$487,413	$643,816	$49,473
Total Assets	1,649,667	1,779,887	487,413	643,816	49,473

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$1,649,667	$1,779,887	$487,413	$643,816	$49,473

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$1,649,667	$1,779,887	$487,413	$643,816	$49,473
Accumulation Units Outstanding	112,608	179,307	45,732	62,811	3,104
Accumulation Unit Value	$14.650	$9.926	$10.658	$10.250	$15.941

	Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	VIRTUS INTERNATIONAL SERIES I1	VIRTUS MULTI-SECTOR FIXED INCOME SERIES I1	VIRTUS PREMIUM ALPHASECTOR SERIES I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$352,429	$449,806	$2,822	$25,061	$22,160
Shares Owned	29,573	15,922	155	2,624	1,893
Investments, at Fair Value	$346,896	$509,643	$2,823	$25,011	$25,181
Total Assets	346,896	509,643	2,823	25,011	25,181

LIABILITIES:
Total Liabilities	—	—	—	—	—
NET ASSETS	$346,896	$509,643	$2,823	$25,011	$25,181

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$346,896	$509,643	$2,823	$25,011	$25,181
Accumulation Units Outstanding	35,285	35,712	280	2,536	2,183
Accumulation Unit Value	$9.831	$14.271	$10.098	$9.862	$11.536

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2013

	Sub-Accounts
	VIRTUS REAL ESTATE SECURITIES SERIES I1	VIRTUS SMALL-CAP GROWTH SERIES I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$14,782	$10,559
Shares Owned	531	502
Investments, at Fair Value	$12,384	$10,917
Total Assets	12,384	10,917

LIABILITIES:
Total Liabilities	—	—
NET ASSETS	$12,384	$10,917

Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Symetra True Variable Annuity
Net Assets	$12,384	$10,917
Accumulation Units Outstanding	1,379	853
Accumulation Unit Value	$8.979	$12.806

Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2013.

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	ALLIANCE BERNSTEIN VPS REAL ESTATE	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH	ALLIANCE BERNSTEIN VPS SMALL/MID CAP VALUE	ALPS/ALERIAN ENERGY INFRASTRUCTURE-CLASS 1[1]	AMERICAN CENTURY BALANCED
Investment Income
Dividend Income	$1,200	$—	$567	$—	$8,666
Mortality and Expense Risk Charge	(397)	(183)	(514)	(53)	(6,809)
Net Investment Income (Loss)	803	(183)	53	(53)	1,857
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(7,907)	900	111	—	7,481
Realized Capital Gain Distributions Received	8,320	4,077	5,260	—	12,114
Net Change in Unrealized Appreciation (Depreciation)	(8,554)	5,588	18,533	1,466	60,239
Net Gain (Loss) on Investments	(8,141)	10,565	23,904	1,466	79,834
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(7,338)	$10,382	$23,957	$1,413	$81,691

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY MID CAP VALUE	AMERICAN CENTURY ULTRA II1	AMERICAN CENTURY VALUE	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND[1]
Investment Income
Dividend Income	$8,959	$382	$102	$3,202	$10,617
Mortality and Expense Risk Charge	(6,569)	(182)	(89)	(2,363)	(114)
Net Investment Income (Loss)	2,390	200	13	839	10,503
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(9,716)	27	2,653	6,766	9
Realized Capital Gain Distributions Received	—	199	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	107,755	6,492	(1,529)	41,517	6,659
Net Gain (Loss) on Investments	98,039	6,718	1,124	48,283	6,668
Net Increase (Decrease) in Net Assets
Resulting from Operations	$100,429	$6,918	$1,137	$49,122	$17,171

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	AMERICAN FUNDS IS GROWTH FUND[1]	AMERICAN FUNDS IS GROWTH-INCOME FUND[1]	AMERICAN FUNDS IS INTERNATIONAL FUND[1]	AMERICAN FUNDS IS NEW WORLD FUND[1]	BLACKROCK CAPITAL APPRECIATION I
Investment Income
Dividend Income	$1,214	$1,014	$938	$1,214	$—
Mortality and Expense Risk Charge	(387)	(102)	(196)	(607)	(78)
Net Investment Income (Loss)	827	912	742	607	(78)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	824	729	9	(27,622)	2,592
Realized Capital Gain Distributions Received	—	—	—	184	399
Net Change in Unrealized Appreciation (Depreciation)	15,537	3,417	7,295	(68)	517
Net Gain (Loss) on Investments	16,361	4,146	7,304	(27,506)	3,508
Net Increase (Decrease) in Net Assets
Resulting from Operations	$17,188	$5,058	$8,046	$(26,899)	$3,430

	Sub-Accounts
	BLACKROCK GLOBAL ALLOCATION I	BLACKROCK HIGH YIELD I	CALVERT EAFE INTERNATIONAL INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX	COLUMBIA INCOME OPPORTUNITIES
Investment Income
Dividend Income	$1,470	$5,575	$30,856	$9,686	$9,348
Mortality and Expense Risk Charge	(619)	(579)	(1,549)	(1,725)	(439)
Net Investment Income (Loss)	851	4,996	29,307	7,961	8,909
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,789	200	(21)	153	261
Realized Capital Gain Distributions Received	4,680	—	—	50,183	6,757
Net Change in Unrealized Appreciation (Depreciation)	5,639	2,126	(9,838)	39,628	(12,703)
Net Gain (Loss) on Investments	12,108	2,326	(9,859)	89,964	(5,685)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$12,959	$7,322	$19,448	$97,925	$3,224

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	COLUMBIA INTERNATIONAL OPPORTUNITY	COLUMBIA MID CAP GROWTH[1]	COLUMBIA MID CAP GROWTH OPPORTUNITY[1]	COLUMBIA SMALL CAP VALUE	DELAWARE VIP EMERGING MARKETS
Investment Income
Dividend Income	$1,478	$61	$—	$296	$3,530
Mortality and Expense Risk Charge	(509)	(104)	(251)	(137)	(1,194)
Net Investment Income (Loss)	969	(43)	(251)	159	2,336
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	867	(12,766)	23	5,863	1,371
Realized Capital Gain Distributions Received	—	18,540	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	14,539	(1,506)	11,647	192	17,698
Net Gain (Loss) on Investments	15,406	4,268	11,670	6,055	19,069
Net Increase (Decrease) in Net Assets
Resulting from Operations	$16,375	$4,225	$11,419	$6,214	$21,405

	Sub-Accounts
	DELAWARE VIP INTL VALUE EQUITY	DELAWARE VIP SMALL CAP VALUE	DELAWARE VIP SMID CAP GROWTH	DFA VA GLOBAL BOND	DFA VA INTERNATIONAL SMALL PORTFOLIO
Investment Income
Dividend Income	$280	$589	$22	$795	$4,546
Mortality and Expense Risk Charge	(97)	(465)	(594)	(400)	(616)
Net Investment Income (Loss)	183	124	(572)	395	3,930
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	16	707	583	(5)	576
Realized Capital Gain Distributions Received	—	3,733	4,825	2,499	6,212
Net Change in Unrealized Appreciation (Depreciation)	2,949	15,958	30,142	(2,160)	18,430
Net Gain (Loss) on Investments	2,965	20,398	35,550	334	25,218
Net Increase (Decrease) in Net Assets
Resulting from Operations	$3,148	$20,522	$34,978	$729	$29,148

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	DFA VA INTERNATIONAL VALUE PORTFOLIO	DFA VA SHORT TERM FIXED PORTFOLIO	DFA VA U.S. LARGE VALUE PORTFOLIO	DFA VA U.S. TARGETED VALUE	DREYFUS APPRECIATION
Investment Income
Dividend Income	$9,035	$501	$14,289	$2,894	$4,481
Mortality and Expense Risk Charge	(801)	(840)	(3,422)	(1,196)	(2,810)
Net Investment Income (Loss)	8,234	(339)	10,867	1,698	1,671
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	583	(303)	4,974	6,018	18,471
Realized Capital Gain Distributions Received	—	167	81,719	—	581
Net Change in Unrealized Appreciation (Depreciation)	26,572	(523)	87,003	66,587	23,484
Net Gain (Loss) on Investments	27,155	(659)	173,696	72,605	42,536
Net Increase (Decrease) in Net Assets
Resulting from Operations	$35,389	$(998)	$184,563	$74,303	$44,207

	Sub-Accounts
	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH
Investment Income
Dividend Income	$8,677	$7,132	$1,365	$7,292	$—
Mortality and Expense Risk Charge	(7,872)	(3,173)	(1,390)	(5,769)	(994)
Net Investment Income (Loss)	805	3,959	(25)	1,523	(994)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	13,479	1,519	1,321	13,757	6,147
Realized Capital Gain Distributions Received	—	—	—	4,528	—
Net Change in Unrealized Appreciation (Depreciation)	167,011	(12,546)	29,612	98,187	16,316
Net Gain (Loss) on Investments	180,490	(11,027)	30,933	116,472	22,463
Net Increase (Decrease) in Net Assets
Resulting from Operations	$181,295	$(7,068)	$30,908	$117,995	$21,469

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	DWS ALTERNATIVE ASSET ALLOCATION VIP A1	DWS GLOBAL INCOME BUILDER VIP A	DWS INTERNATIONAL VIP A	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II
Investment Income
Dividend Income	$—	$94,479	$181,255	$22,481	$3,673
Mortality and Expense Risk Charge	(98)	(56,608)	(42,507)	(4,065)	(1,598)
Net Investment Income (Loss)	(98)	37,871	138,748	18,416	2,075
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	—	26,988	(235,262)	(2,724)	2,125
Realized Capital Gain Distributions Received	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	551	579,551	683,792	2,273	19,350
Net Gain (Loss) on Investments	551	606,539	448,530	(451)	21,475
Net Increase (Decrease) in Net Assets
Resulting from Operations	$453	$644,410	$587,278	$17,965	$23,550

	Sub-Accounts
	FIDELITY CONTRAFUND	FIDELITY ENERGY	FIDELITY EQUITY-INCOME	FIDELITY FINANCIAL SERVICES	FIDELITY GROWTH
Investment Income
Dividend Income	$19,106	$3,467	$6,544	$395	$1,689
Mortality and Expense Risk Charge	(19,773)	(1,808)	(3,313)	(53)	(7,413)
Net Investment Income (Loss)	(667)	1,659	3,231	342	(5,724)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	41,849	23,330	16,509	2	23,158
Realized Capital Gain Distributions Received	509	2,273	17,368	—	402
Net Change in Unrealized Appreciation (Depreciation)	418,095	25,852	25,276	3,850	158,354
Net Gain (Loss) on Investments	460,453	51,455	59,153	3,852	181,914
Net Increase (Decrease) in Net Assets
Resulting from Operations	$459,786	$53,114	$62,384	$4,194	$176,190

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP I	FIDELITY REAL ESTATE
Investment Income
Dividend Income	$8,937	$900	$59	$593	$821
Mortality and Expense Risk Charge	(6,130)	(3,707)	(3)	(463)	(158)
Net Investment Income (Loss)	2,807	(2,807)	56	130	663
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,335	15,877	—	1,144	157
Realized Capital Gain Distributions Received	—	153	30	13,812	1,938
Net Change in Unrealized Appreciation (Depreciation)	129,583	77,788	(93)	7,375	(4,781)
Net Gain (Loss) on Investments	131,918	93,818	(63)	22,331	(2,686)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$134,725	$91,011	$(7)	$22,461	$(2,023)

	Sub-Accounts
	FIDELITY STRATEGIC INCOME	FIDELITY TECHNOLOGY	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN INCOME SECURITIES FUND CLASS I1	FRANKLIN INCOME SECURITIES FUND CLASS II
Investment Income
Dividend Income	$942	$209	$87	$247	$20,869
Mortality and Expense Risk Charge	(76)	(303)	(10,936)	(269)	(4,053)
Net Investment Income (Loss)	866	(94)	(10,849)	(22)	16,816
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	—	38	—	(1)	12,539
Realized Capital Gain Distributions Received	199	5,084	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(906)	11,047	—	8,787	8,788
Net Gain (Loss) on Investments	(707)	16,169	—	8,786	21,327
Net Increase (Decrease) in Net Assets
Resulting from Operations	$159	$16,075	$(10,849)	$8,764	$38,143

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	FRANKLIN RISING DIVIDENDS	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN STRATEGIC INCOME SECURITIES	FRANKLIN U.S. GOVERNMENT I	FRANKLIN U.S. GOVERNMENT II
Investment Income
Dividend Income	$214	$—	$13,544	$164	$21,105
Mortality and Expense Risk Charge	(214)	(5,411)	(1,167)	(58)	(9,151)
Net Investment Income (Loss)	—	(5,411)	12,377	106	11,954
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	202	33,815	(5,333)	68	5,763
Realized Capital Gain Distributions Received	—	28,517	2,816	—	—
Net Change in Unrealized Appreciation (Depreciation)	7,665	77,407	(6,830)	(274)	(43,422)
Net Gain (Loss) on Investments	7,867	139,739	(9,347)	(206)	(37,659)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$7,867	$134,328	$3,030	$(100)	$(25,705)

	Sub-Accounts
	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO AMERICAN FRANCHISE FUND I1	INVESCO BALANCED-RISK ALLOCATION I1	INVESCO COMSTOCK[1]
Investment Income
Dividend Income	$789	$1,085	$903	$—	$1,302
Mortality and Expense Risk Charge	(1,053)	(1,276)	(2,543)	(25)	(323)
Net Investment Income (Loss)	(264)	(191)	(1,640)	(25)	979
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,774)	8,084	1,220	—	37
Realized Capital Gain Distributions Received	—	2,099	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	11,863	(16,921)	68,106	186	17,276
Net Gain (Loss) on Investments	10,089	(6,738)	69,326	186	17,313
Net Increase (Decrease) in Net Assets
Resulting from Operations	$9,825	$(6,929)	$67,686	$161	$18,292

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	INVESCO CORE EQUITY	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO MID CAP CORE EQUITY FUND
Investment Income
Dividend Income	$781	$18,607	$2,824	$3,361	$321
Mortality and Expense Risk Charge	(114)	(5,073)	(1,826)	(3,931)	(239)
Net Investment Income (Loss)	667	13,534	998	(570)	82
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	5	4,695	2,408	23,206	25
Realized Capital Gain Distributions Received	—	—	—	—	3,239
Net Change in Unrealized Appreciation (Depreciation)	4,778	(12,195)	34,994	28,033	5,423
Net Gain (Loss) on Investments	4,783	(7,500)	37,402	51,239	8,687
Net Increase (Decrease) in Net Assets
Resulting from Operations	$5,450	$6,034	$38,400	$50,669	$8,769

	Sub-Accounts
	INVESCO MID CAP GROWTH FUND I1	INVESCO MID CAP GROWTH FUND II1	INVESCO SMALL CAP EQUITY I	JANUS ASPEN ENTERPRISE PORTFOLIO	JANUS ASPEN FLEXIBLE BOND
Investment Income
Dividend Income	$—	$162	$4	$419	$3,748
Mortality and Expense Risk Charge	(64)	(811)	(232)	(335)	(838)
Net Investment Income (Loss)	(64)	(649)	(228)	84	2,910
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	3,975	23,867	47	4,971	(28)
Realized Capital Gain Distributions Received	—	—	457	—	4,067
Net Change in Unrealized Appreciation (Depreciation)	(2,328)	(3,456)	10,832	9,703	(6,921)
Net Gain (Loss) on Investments	1,647	20,411	11,336	14,674	(2,882)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,583	$19,762	$11,108	$14,758	$28

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	JANUS ASPEN OVERSEAS INTERNATIONAL	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Investment Income
Dividend Income	$523	$1,521	$4,248	$5,795	$1,636
Mortality and Expense Risk Charge	(97)	(708)	(2,781)	(5,626)	(1,567)
Net Investment Income (Loss)	426	813	1,467	169	69
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(2)	91	341	23,720	5,157
Realized Capital Gain Distributions Received	—	2,343	—	6,227	—
Net Change in Unrealized Appreciation (Depreciation)	1,218	21,840	28,213	115,915	31,861
Net Gain (Loss) on Investments	1,216	24,274	28,554	145,862	37,018
Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,642	$25,087	$30,021	$146,031	$37,087

	Sub-Accounts
	MERGER VL1	MFS GOVERNMENT SECURITIES PORTFOLIO	MFS GROWTH SERIES	MFS INTERNATIONAL GROWTH PORTFOLIO	MFS INTERNATIONAL VALUE PORTFOLIO
Investment Income
Dividend Income	$107	$—	$675	$588	$4,786
Mortality and Expense Risk Charge	(70)	(25)	(1,511)	(291)	(1,508)
Net Investment Income (Loss)	37	(25)	(836)	297	3,278
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1	(4)	1,296	41	9,202
Realized Capital Gain Distributions Received	—	—	2,139	28	—
Net Change in Unrealized Appreciation (Depreciation)	607	28	77,674	5,476	41,547
Net Gain (Loss) on Investments	608	24	81,109	5,545	50,749
Net Increase (Decrease) in Net Assets
Resulting from Operations	$645	$(1)	$80,273	$5,842	$54,027

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	MFS NEW DISCOVERY SERIES	MFS UTILITIES SERIES	MUTUAL GLOBAL DISCOVERY SECURITIES	MUTUAL SHARES SECURITIES	MUTUAL SHARES SECURITIES I
Investment Income
Dividend Income	$—	$12,721	$2,931	$5,584	$2,368
Mortality and Expense Risk Charge	(112)	(3,196)	(634)	(3,302)	(429)
Net Investment Income (Loss)	(112)	9,525	2,297	2,282	1,939
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	12	518	1,758	5,636	52
Realized Capital Gain Distributions Received	204	10,156	10,883	—	—
Net Change in Unrealized Appreciation (Depreciation)	6,065	72,641	9,047	53,744	14,822
Net Gain (Loss) on Investments	6,281	83,315	21,688	59,380	14,874
Net Increase (Decrease) in Net Assets
Resulting from Operations	$6,169	$92,840	$23,985	$61,662	$16,813

	Sub-Accounts
	PIMCO ALL ASSET INSTITUTIONAL CLASS	PIMCO COMMODITY REALRETURN STRAT. INSTITUTIONAL CLASS	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS	PIMCO FOREIGN BOND (UNHEDGED) INSTITUTIONAL CLASS	PIMCO GLOBAL BOND (UNHEDGED) INSTITUTIONAL CLASS
Investment Income
Dividend Income	$38,341	$1,568	$13,568	$99	$2,925
Mortality and Expense Risk Charge	(3,411)	(663)	(1,586)	(33)	(1,512)
Net Investment Income (Loss)	34,930	905	11,982	66	1,413
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(5,091)	(10,722)	(19,231)	(1,190)	(481)
Realized Capital Gain Distributions Received	—	—	2,304	—	1,969
Net Change in Unrealized Appreciation (Depreciation)	(30,419)	(5,932)	(17,454)	—	(22,240)
Net Gain (Loss) on Investments	(35,510)	(16,654)	(34,381)	(1,190)	(20,752)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(580)	$(15,749)	$(22,399)	$(1,124)	$(19,339)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	PIMCO GLOBAL MULTI-ASSET INSTITUTIONAL CLASS	PIMCO LOW DURATION INSTITUTIONAL CLASS	PIMCO REAL RETURN INSTITUTIONAL CLASS	PIMCO TOTAL RETURN INSTITUTIONAL CLASS	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS
Investment Income
Dividend Income	$95	$4,680	$4,819	$13,009	$3,221
Mortality and Expense Risk Charge	(18)	(1,812)	(1,118)	(2,553)	(2,462)
Net Investment Income (Loss)	77	2,868	3,701	10,456	759
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	—	20	(12,883)	(13,917)	(1,075)
Realized Capital Gain Distributions Received	—	—	2,200	4,476	3,357
Net Change in Unrealized Appreciation (Depreciation)	(323)	(3,360)	(13,986)	(10,448)	(14,460)
Net Gain (Loss) on Investments	(323)	(3,340)	(24,669)	(19,889)	(12,178)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(246)	$(472)	$(20,968)	$(9,433)	$(11,419)

	Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Investment Income
Dividend Income	$151,496	$520	$2,389	$353,085	$8,738
Mortality and Expense Risk Charge	(44,708)	(689)	(1,310)	(352,866)	(2,187)
Net Investment Income (Loss)	106,788	(169)	1,079	219	6,551
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	29,348	(2,623)	36	509,299	5,831
Realized Capital Gain Distributions Received	36,627	—	—	1,249,060	10,279
Net Change in Unrealized Appreciation (Depreciation)	(181,029)	647	23,129	5,963,536	(5,440)
Net Gain (Loss) on Investments	(115,054)	(1,976)	23,165	7,721,895	10,670
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(8,266)	$(2,145)	$24,244	$7,722,114	$17,221

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER SELECT MID CAP GROWTH VCT CLASS I1	PIONEER STRATEGIC INCOME VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	ROYCE CAPITAL MICRO-CAP
Investment Income
Dividend Income	$32,538	$—	$6,640	$18,700	$138
Mortality and Expense Risk Charge	(42,795)	(243,000)	(948)	(5,793)	(142)
Net Investment Income (Loss)	(10,257)	(243,000)	5,692	12,907	(4)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	67,890	687,619	(30)	2,877	12
Realized Capital Gain Distributions Received	—	817,405	909	2,832	725
Net Change in Unrealized Appreciation (Depreciation)	872,791	5,308,304	(6,396)	(22,013)	3,847
Net Gain (Loss) on Investments	940,681	6,813,328	(5,517)	(16,304)	4,584
Net Increase (Decrease) in Net Assets
Resulting from Operations	$930,424	$6,570,328	$175	$(3,397)	$4,580

	Sub-Accounts
	ROYCE CAPITAL SMALL-CAP	SENTINEL VP COMMON STOCK	SYMETRA DFA INTERNATIONAL CORE EQUITY FUND[1]	SYMETRA DOUBLELINE EMERGING MARKETS INCOME FUND[1]	SYMETRA DOUBLELINE TOTAL RETURN FUND[1]
Investment Income
Dividend Income	$1,377	$286	$—	$22,895	$71,306
Mortality and Expense Risk Charge	(588)	(7)	(6)	(3,680)	(7,822)
Net Investment Income (Loss)	789	279	(6)	19,215	63,484
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	5,412	—	727	(47,165)	(93,436)
Realized Capital Gain Distributions Received	7,156	1,044	—	967	—
Net Change in Unrealized Appreciation (Depreciation)	15,262	(817)	(425)	2,474	1,014
Net Gain (Loss) on Investments	27,830	227	302	(43,724)	(92,422)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$28,619	$506	$296	$(24,509)	$(28,938)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	SYMETRA YACKTMAN FOCUSED FUND[1]	T. ROWE PRICE BLUE CHIP GROWTH	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Investment Income
Dividend Income	$11,077	$147	$2,938	$—	$37
Mortality and Expense Risk Charge	(8,323)	(1,799)	(1,069)	(2,920)	(24)
Net Investment Income (Loss)	2,754	(1,652)	1,869	(2,920)	13
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(69,694)	9,884	343	53,097	2
Realized Capital Gain Distributions Received	353,538	—	—	20,604	—
Net Change in Unrealized Appreciation (Depreciation)	(27,618)	97,653	39,541	112,860	1,439
Net Gain (Loss) on Investments	256,226	107,537	39,884	186,561	1,441
Net Increase (Decrease) in Net Assets
Resulting from Operations	$258,980	$105,885	$41,753	$183,641	$1,454

	Sub-Accounts
	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON FOREIGN SECURITIES	TEMPLETON GLOBAL BOND SECURITIES I
Investment Income
Dividend Income	$—	$4,296	$5,269	$2,363	$19,812
Mortality and Expense Risk Charge	(1,452)	(982)	(3,319)	(467)	(2,862)
Net Investment Income (Loss)	(1,452)	3,314	1,950	1,896	16,950
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	11,034	(1,993)	11,295	3,862	(759)
Realized Capital Gain Distributions Received	76,266	—	—	—	4,914
Net Change in Unrealized Appreciation (Depreciation)	(1,758)	(4,386)	(19,594)	11,803	(15,932)
Net Gain (Loss) on Investments	85,542	(6,379)	(8,299)	15,665	(11,777)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$84,090	$(3,065)	$(6,349)	$17,561	$5,173

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	TEMPLETON GROWTH SECURITIES II	VAN ECK VIP GLOBAL HARD ASSETS	VAN ECK VIP MULTI MANAGER ALTERNATIVE	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH
Investment Income
Dividend Income	$1,447	$508	$—	$1,971	$1,495
Mortality and Expense Risk Charge	(623)	(779)	(329)	(3,769)	(924)
Net Investment Income (Loss)	824	(271)	(329)	(1,798)	571
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,271	314	76	305	6,029
Realized Capital Gain Distributions Received	—	1,451	187	1,720	2,811
Net Change in Unrealized Appreciation (Depreciation)	10,384	16,948	3,010	88,804	40,052
Net Gain (Loss) on Investments	11,655	18,713	3,273	90,829	48,892
Net Increase (Decrease) in Net Assets
Resulting from Operations	$12,479	$18,442	$2,944	$89,031	$49,463

	Sub-Accounts
	VANGUARD EQUITY INCOME	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX
Investment Income
Dividend Income	$10,640	$3,525	$58,347	$280	$693
Mortality and Expense Risk Charge	(3,446)	(3,828)	(6,022)	(477)	(2,438)
Net Investment Income (Loss)	7,194	(303)	52,325	(197)	(1,745)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	10,013	25,468	(31,582)	895	4,926
Realized Capital Gain Distributions Received	—	4,922	—	—	2,165
Net Change in Unrealized Appreciation (Depreciation)	114,172	149,963	9,281	20,599	125,745
Net Gain (Loss) on Investments	124,185	180,353	(22,301)	21,494	132,836
Net Increase (Decrease) in Net Assets
Resulting from Operations	$131,379	$180,050	$30,024	$21,297	$131,091

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

	Sub-Accounts
	VANGUARD MONEY MARKET	VANGUARD REIT INDEX	VANGUARD SHORT TERM INVESTMENT GRADE	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX
Investment Income
Dividend Income	$1,003	$3,896	$2,824	$—	$1,310
Mortality and Expense Risk Charge	(5,996)	(2,021)	(3,181)	(160)	(1,483)
Net Investment Income (Loss)	(4,993)	1,875	(357)	(160)	(173)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	—	2,094	(1,975)	1,030	(2,164)
Realized Capital Gain Distributions Received	—	4,659	1,082	—	582
Net Change in Unrealized Appreciation (Depreciation)	—	(26,298)	6,796	9,731	(4,480)
Net Gain (Loss) on Investments	—	(19,545)	5,903	10,761	(6,062)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(4,993)	$(17,670)	$5,546	$10,601	$(6,235)

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	VIRTUS INTERNATIONAL SERIES I1	VIRTUS MULTI-SECTOR FIXED INCOME SERIES I1	VIRTUS PREMIUM ALPHASECTOR SERIES I1	VIRTUS REAL ESTATE SECURITIES SERIES I1
Investment Income
Dividend Income	$2,663	$25	$574	$156	$228
Mortality and Expense Risk Charge	(1,682)	(3)	(67)	(90)	(42)
Net Investment Income (Loss)	981	22	507	66	186
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	8,353	—	97	262	(7)
Realized Capital Gain Distributions Received	6,153	—	—	75	1,972
Net Change in Unrealized Appreciation (Depreciation)	59,407	1	(49)	3,021	(2,398)
Net Gain (Loss) on Investments	73,913	1	48	3,358	(433)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$74,894	$23	$555	$3,424	$(247)

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations
Year Ended December 31, 2013

Sub-Accounts
VIRTUS SMALL-CAP GROWTH SERIES I1
Investment Income
Dividend Income	$—
Mortality and Expense Risk Charge	(4)
Net Investment Income (Loss)	(4)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	—
Realized Capital Gain Distributions Received	86
Net Change in Unrealized Appreciation (Depreciation)	358
Net Gain (Loss) on Investments	444
Net Increase (Decrease) in Net Assets
Resulting from Operations	$440

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	ALLIANCE BERNSTEIN VPS REAL ESTATE	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH	ALLIANCE BERNSTEIN VPS SMALL/MID CAP VALUE	ALPS/ALERIAN ENERGY INFRASTRUCTURE-CLASS I1	AMERICAN CENTURY BALANCED
Net Assets at January 1, 2012	$—	$—	$—	$—	$576,854
Increase in Net Assets from Operations
Net Investment Income (Loss)	(12)	(30)	—	—	4,683
Net Realized Gains (Losses)	—	—	—	—	(7,114)
Net Change in Unrealized Appreciation (Depreciation)	453	946	—	—	59,810
Net Increase (Decrease) in Net Assets Resulting from Operations	441	916	—	—	57,379

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	66,772
Symetra True Variable Annuity	10,572	33,923	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(116,134)
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	10,572	33,923	—	—	(49,362)
Total Increase (Decrease) in Net Assets	11,013	34,839	—	—	8,017

Net Assets at December 31, 2012	11,013	34,839	—	—	584,871

Increase in Net Assets from Operations
Net Investment Income (Loss)	803	(183)	53	(53)	1,857
Net Realized Gains (Losses)	413	4,977	5,371	—	19,595
Net Change in Unrealized Appreciation (Depreciation)	(8,554)	5,588	18,533	1,466	60,239
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,338)	10,382	23,957	1,413	81,691

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	21,378
Symetra True Variable Annuity	179,860	—	96,704	15,364	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(144,307)
Symetra True Variable Annuity	(49,155)	(13,812)	(353)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(16)	—	—
Increase (Decrease) from Contract Transactions	130,705	(13,812)	96,335	15,364	(122,929)
Total Increase (Decrease) in Net Assets	123,367	(3,430)	120,292	16,777	(41,238)

Net Assets at December 31, 2013	$134,380	$31,409	$120,292	$16,777	$543,633
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY MID CAP VALUE	AMERICAN CENTURY ULTRA I1	AMERICAN CENTURY ULTRA II1	AMERICAN CENTURY VALUE
Net Assets at January 1, 2012	$502,382	$—	$34,667	$—	$158,707
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,791)	76	(209)	(166)	1,033
Net Realized Gains (Losses)	(36,006)	—	3,247	148	1,876
Net Change in Unrealized Appreciation (Depreciation)	123,032	184	(753)	1,529	17,040
Net Increase (Decrease) in Net Assets Resulting from Operations	85,235	260	2,285	1,511	19,949

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	36,446	—	—	27,433	636
Symetra True Variable Annuity	—	11,945	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(123,643)	—	(36,952)	(6,326)	(28,254)
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(87,197)	11,945	(36,952)	21,107	(27,618)
Total Increase (Decrease) in Net Assets	(1,962)	12,205	(34,667)	22,618	(7,669)

Net Assets at December 31, 2012	500,420	12,205	—	22,618	151,038

Increase in Net Assets from Operations
Net Investment Income (Loss)	2,390	200	—	13	839
Net Realized Gains (Losses)	(9,716)	226	—	2,653	6,766
Net Change in Unrealized Appreciation (Depreciation)	107,755	6,492	—	(1,529)	41,517
Net Increase (Decrease) in Net Assets Resulting from Operations	100,429	6,918	—	1,137	49,122

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	4,871	—	—	—	35,495
Symetra True Variable Annuity	—	20,001	—	—	5,417
Contract Terminations, Transfers Out
Resource Variable Account B	(52,781)	—	—	(23,755)	(24,682)
Symetra True Variable Annuity	—	—	—	—	(661)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(47,910)	20,001	—	(23,755)	15,569
Total Increase (Decrease) in Net Assets	52,519	26,919	—	(22,618)	64,691

Net Assets at December 31, 2013	$552,939	$39,124	$—	$—	$215,729
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

Sub-Accounts
	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND[1]	AMERICAN FUNDS IS GROWTH FUND[1]	AMERICAN FUNDS IS GROWTH-INCOME FUND[1]	AMERICAN FUNDS IS INTERNATIONAL FUND[1]	AMERICAN FUNDS IS NEW WORLD FUND[1]
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	—	—	—	—	—
Net Realized Gains (Losses)	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	—	—	—	—	—
Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets at December 31, 2012	—	—	—	—	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	10,503	827	912	742	607
Net Realized Gains (Losses)	9	824	729	9	(27,438)
Net Change in Unrealized Appreciation (Depreciation)	6,659	15,537	3,417	7,295	(68)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,171	17,188	5,058	8,046	(26,899)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	377,042	129,432	93,448	121,802	1,462,610
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(6,414)	(12,607)	—	(1,348,561)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	377,042	123,018	80,841	121,802	114,049
Total Increase (Decrease) in Net Assets	394,213	140,206	85,899	129,848	87,150

Net Assets at December 31, 2013	$394,213	$140,206	$85,899	$129,848	$87,150
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	BLACKROCK CAPITAL APPRECIATION I	BLACKROCK GLOBAL ALLOCATION I	BLACKROCK HIGH YIELD I	CALVERT EAFE INTERNATIONAL INDEX	CALVERT RUSSELL 2000 SMALL CAP INDEX
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	64	594	190	—	—
Net Realized Gains (Losses)	131	123	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(342)	55	244	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(147)	772	434	—	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	10,876	42,102	18,893	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	10,876	42,102	18,893	—	—
Total Increase (Decrease) in Net Assets	10,729	42,874	19,327	—	—

Net Assets at December 31, 2012	10,729	42,874	19,327	—	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	(78)	851	4,996	29,307	7,961
Net Realized Gains (Losses)	2,991	6,469	200	(21)	50,336
Net Change in Unrealized Appreciation (Depreciation)	517	5,639	2,126	(9,838)	39,628
Net Increase (Decrease) in Net Assets Resulting from Operations	3,430	12,959	7,322	19,448	97,925

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	1,861	96,281	110,650	1,379,735	1,345,460
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(13,662)	(19,098)	(5,260)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(2)	—	—
Increase (Decrease) from Contract Transactions	(11,801)	77,183	105,388	1,379,735	1,345,460
Total Increase (Decrease) in Net Assets	(8,371)	90,142	112,710	1,399,183	1,443,385

Net Assets at December 31, 2013	$2,358	$133,016	$132,037	$1,399,183	$1,443,385

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	COLUMBIA INCOME OPPORTUNITIES	COLUMBIA INTERNATIONAL OPPORTUNITY	COLUMBIA MID CAP GROWTH[1]	COLUMBIA MID CAP GROWTH OPPORTUNITY[1]	COLUMBIA SMALL CAP VALUE
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(152)	—	(129)	—	(1)
Net Realized Gains (Losses)	4	—	3	—	—
Net Change in Unrealized Appreciation (Depreciation)	3,314	—	1,506	—	411
Net Increase (Decrease) in Net Assets Resulting from Operations	3,166	—	1,380	—	410

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	69,272	—	50,000	—	20,000
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	69,272	—	50,000	—	20,000
Total Increase (Decrease) in Net Assets	72,438	—	51,380	—	20,410

Net Assets at December 31, 2012	72,438	—	51,380	—	20,410

Increase in Net Assets from Operations
Net Investment Income (Loss)	8,909	969	(43)	(251)	159
Net Realized Gains (Losses)	7,018	867	5,774	23	5,863
Net Change in Unrealized Appreciation (Depreciation)	(12,703)	14,539	(1,506)	11,647	192
Net Increase (Decrease) in Net Assets Resulting from Operations	3,224	16,375	4,225	11,419	6,214

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	3,147	109,580	—	55,605	5,000
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(4,900)	(7,844)	(55,605)	—	(28,737)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(1,753)	101,736	(55,605)	55,605	(23,737)
Total Increase (Decrease) in Net Assets	1,471	118,111	(51,380)	67,024	(17,523)

Net Assets at December 31, 2013	$73,909	$118,111	$—	$67,024	$2,887
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	DELAWARE VIP EMERGING MARKETS	DELAWARE VIP INTL VALUE EQUITY	DELAWARE VIP SMALL CAP VALUE	DELAWARE VIP SMID CAP GROWTH	DFA VA GLOBAL BOND
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(13)	(6)	(27)	(145)	—
Net Realized Gains (Losses)	—	1	(1)	1	—
Net Change in Unrealized Appreciation (Depreciation)	712	165	1,107	1,183	—
Net Increase (Decrease) in Net Assets Resulting from Operations	699	160	1,079	1,039	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	7,184	3,098	41,322	67,356	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(50)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	7,184	3,048	41,322	67,356	—
Total Increase (Decrease) in Net Assets	7,883	3,208	42,401	68,395	—

Net Assets at December 31, 2012	7,883	3,208	42,401	68,395	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	2,336	183	124	(572)	395
Net Realized Gains (Losses)	1,371	16	4,440	5,408	2,494
Net Change in Unrealized Appreciation (Depreciation)	17,698	2,949	15,958	30,142	(2,160)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,405	3,148	20,522	34,978	729

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	416,652	33,932	42,697	61,568	175,932
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(7,457)	(37)	(7,782)	(6,384)	(587)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(27)	—	—	—	—
Increase (Decrease) from Contract Transactions	409,168	33,895	34,915	55,184	175,345
Total Increase (Decrease) in Net Assets	430,573	37,043	55,437	90,162	176,074

Net Assets at December 31, 2013	$438,456	$40,251	$97,838	$158,557	$176,074

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	DFA VA INTERNATIONAL SMALL PORTFOLIO	DFA VA INTERNATIONAL VALUE PORTFOLIO	DFA VA SHORT TERM FIXED PORTFOLIO	DFA VA U.S. LARGE VALUE PORTFOLIO	DFA VA U.S. TARGETED VALUE
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	725	—	229	657	700
Net Realized Gains (Losses)	494	—	151	—	—
Net Change in Unrealized Appreciation (Depreciation)	159	—	(452)	589	1,172
Net Increase (Decrease) in Net Assets Resulting from Operations	1,378	—	(72)	1,246	1,872

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	30,066	—	67,251	37,500	50,691
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	30,066	—	67,251	37,500	50,691
Total Increase (Decrease) in Net Assets	31,444	—	67,179	38,746	52,563

Net Assets at December 31, 2012	31,444	—	67,179	38,746	52,563

Increase in Net Assets from Operations
Net Investment Income (Loss)	3,930	8,234	(339)	10,867	1,698
Net Realized Gains (Losses)	6,788	583	(136)	86,693	6,018
Net Change in Unrealized Appreciation (Depreciation)	18,430	26,572	(523)	87,003	66,587
Net Increase (Decrease) in Net Assets Resulting from Operations	29,148	35,389	(998)	184,563	74,303

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	159,944	414,371	736,493	861,052	292,720
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(4,378)	(5,981)	(69,891)	(21,180)	(23,434)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(30)	(15)
Increase (Decrease) from Contract Transactions	155,566	408,390	666,602	839,842	269,271
Total Increase (Decrease) in Net Assets	184,714	443,779	665,604	1,024,405	343,574

Net Assets at December 31, 2013	$216,158	$443,779	$732,783	$1,063,151	$396,137

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX
Net Assets at January 1, 2012	$338,731	$566,330	$317,557	$102,607	$440,866
Increase in Net Assets from Operations
Net Investment Income (Loss)	7,540	(4,676)	5,659	(480)	1,749
Net Realized Gains (Losses)	11,564	(11,837)	14,026	133	(11,618)
Net Change in Unrealized Appreciation (Depreciation)	8,921	113,424	(1,750)	10,957	61,524
Net Increase (Decrease) in Net Assets Resulting from Operations	28,025	96,911	17,935	10,610	51,655

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	1,652	7,584	76,023	131	26,875
Symetra True Variable Annuity	4,608	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(66,907)	(73,890)	(155,665)	(17,470)	(152,122)
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	43	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(60,647)	(66,306)	(79,599)	(17,339)	(125,247)
Total Increase (Decrease) in Net Assets	(32,622)	30,605	(61,664)	(6,729)	(73,592)

Net Assets at December 31, 2012	306,109	596,935	255,893	95,878	367,274

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,671	805	3,959	(25)	1,523
Net Realized Gains (Losses)	19,052	13,479	1,519	1,321	18,285
Net Change in Unrealized Appreciation (Depreciation)	23,484	167,011	(12,546)	29,612	98,187
Net Increase (Decrease) in Net Assets Resulting from Operations	44,207	181,295	(7,068)	30,908	117,995

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	3,505	6,617	15,894	243	87,041
Symetra True Variable Annuity	32,464	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(145,069)	(112,647)	(14,556)	(5,525)	(73,657)
Symetra True Variable Annuity	(121)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(109,221)	(106,030)	1,338	(5,282)	13,384
Total Increase (Decrease) in Net Assets	(65,014)	75,265	(5,730)	25,626	131,379

Net Assets at December 31, 2013	$241,095	$672,200	$250,163	$121,504	$498,653

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	DWS ALTERNATIVE ASSET ALLOCATION VIP A1	DWS GLOBAL INCOME BUILDER VIP A	DWS INTERNATIONAL VIP A	FEDERATED HIGH INCOME BOND
Net Assets at January 1, 2012	$94,106	$—	$4,742,464	$3,374,551	$327,976
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,148)	—	14,919	31,125	21,596
Net Realized Gains (Losses)	8,073	—	(56,721)	(567,455)	(7,018)
Net Change in Unrealized Appreciation (Depreciation)	5,827	—	560,496	1,119,649	27,457
Net Increase (Decrease) in Net Assets Resulting from Operations	12,752	—	518,694	583,319	42,035

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	94,770	81,326	20,592
Symetra True Variable Annuity	—	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(26,654)	—	(783,470)	(736,648)	(61,972)
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	(1,328)	(432)	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(26,654)	—	(690,028)	(655,754)	(41,380)
Total Increase (Decrease) in Net Assets	(13,902)	—	(171,334)	(72,435)	655

Net Assets at December 31, 2012	80,204	—	4,571,130	3,302,116	328,631

Increase in Net Assets from Operations
Net Investment Income (Loss)	(994)	(98)	37,871	138,748	18,416
Net Realized Gains (Losses)	6,147	—	26,988	(235,262)	(2,724)
Net Change in Unrealized Appreciation (Depreciation)	16,316	551	579,551	683,792	2,273
Net Increase (Decrease) in Net Assets Resulting from Operations	21,469	453	644,410	587,278	17,965

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	113,910	145,425	4,454
Symetra True Variable Annuity	—	37,463	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(15,734)	—	(721,786)	(405,493)	(39,724)
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	(1,172)	(348)	20
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(15,734)	37,463	(609,048)	(260,416)	(35,250)
Total Increase (Decrease) in Net Assets	5,735	37,916	35,362	326,862	(17,285)

Net Assets at December 31, 2013	$85,939	$37,916	$4,606,492	$3,628,978	$311,346
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	FEDERATED MANAGED VOLATILITY II	FIDELITY CONTRAFUND	FIDELITY ENERGY	FIDELITY EQUITY-INCOME	FIDELITY FINANCIAL SERVICES
Net Assets at January 1, 2012	$110,091	$1,495,865	$—	$332,359	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,957	1,087	1,812	3,723	—
Net Realized Gains (Losses)	6,285	(37,492)	(3)	(18,697)	—
Net Change in Unrealized Appreciation (Depreciation)	4,997	251,610	511	59,403	—
Net Increase (Decrease) in Net Assets Resulting from Operations	13,239	215,205	2,320	44,429	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	687	46,637	—	13,328	—
Symetra True Variable Annuity	—	177,753	184,460	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(2,905)	(390,007)	—	(143,607)	—
Symetra True Variable Annuity	—	(12)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(2,218)	(165,629)	184,460	(130,279)	—
Total Increase (Decrease) in Net Assets	11,021	49,576	186,780	(85,850)	—

Net Assets at December 31, 2012	121,112	1,545,441	186,780	246,509	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	2,075	(667)	1,659	3,231	342
Net Realized Gains (Losses)	2,125	42,358	25,603	33,877	2
Net Change in Unrealized Appreciation (Depreciation)	19,350	418,095	25,852	25,276	3,850
Net Increase (Decrease) in Net Assets Resulting from Operations	23,550	459,786	53,114	62,384	4,194

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	1,039	16,359	—	4,909	—
Symetra True Variable Annuity	—	261,902	157,846	—	55,264
Contract Terminations, Transfers Out
Resource Variable Account B	(11,631)	(317,929)	—	(34,759)	—
Symetra True Variable Annuity	—	(8,806)	(147,719)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(17)	(2)	—	—
Increase (Decrease) from Contract Transactions	(10,592)	(48,491)	10,125	(29,850)	55,264
Total Increase (Decrease) in Net Assets	12,958	411,295	63,239	32,534	59,458

Net Assets at December 31, 2013	$134,070	$1,956,736	$250,019	$279,043	$59,458

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID CAP I
Net Assets at January 1, 2012	$575,291	$490,381	$322,788	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(4,107)	4,246	(2,716)	—	—
Net Realized Gains (Losses)	15,814	9,823	14,067	—	—
Net Change in Unrealized Appreciation (Depreciation)	62,791	64,064	42,962	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	74,498	78,133	54,313	—	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	7,343	30,022	2,270	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(93,821)	(124,973)	(121,502)	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(86,478)	(94,951)	(119,232)	—	—
Total Increase (Decrease) in Net Assets	(11,980)	(16,818)	(64,919)	—	—

Net Assets at December 31, 2012	563,311	473,563	257,869	—	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	(5,724)	2,807	(2,807)	56	130
Net Realized Gains (Losses)	23,560	2,335	16,030	30	14,956
Net Change in Unrealized Appreciation (Depreciation)	158,354	129,583	77,788	(93)	7,375
Net Increase (Decrease) in Net Assets Resulting from Operations	176,190	134,725	91,011	(7)	22,461

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	3,325	7,591	1,986	—	—
Symetra True Variable Annuity	—	—	—	2,430	106,098
Contract Terminations, Transfers Out
Resource Variable Account B	(85,284)	(94,196)	(43,744)	—	—
Symetra True Variable Annuity	—	—	—	—	(27,800)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(81,959)	(86,605)	(41,758)	2,430	78,298
Total Increase (Decrease) in Net Assets	94,231	48,120	49,253	2,423	100,759

Net Assets at December 31, 2013	$657,542	$521,683	$307,122	$2,423	$100,759

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	FIDELITY REAL ESTATE	FIDELITY STRATEGIC INCOME	FIDELITY TECHNOLOGY	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN INCOME SECURITIES FUND CLASS I1
Net Assets at January 1, 2012	$—	$—	$—	$1,135,806	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	—	—	(23)	(12,483)	—
Net Realized Gains (Losses)	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	(393)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	(416)	(12,483)	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	69,582	—
Symetra True Variable Annuity	—	—	13,223	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(302,100)	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	(1,285)	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	—	—	13,223	(233,803)	—
Total Increase (Decrease) in Net Assets	—	—	12,807	(246,286)	—

Net Assets at December 31, 2012	—	—	12,807	889,520	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	663	866	(94)	(10,849)	(22)
Net Realized Gains (Losses)	2,095	199	5,122	—	(1)
Net Change in Unrealized Appreciation (Depreciation)	(4,781)	(906)	11,047	—	8,787
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,023)	159	16,075	(10,849)	8,764

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	200,576	—
Symetra True Variable Annuity	49,329	22,874	120,335	—	175,153
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(319,360)	—
Symetra True Variable Annuity	(1,867)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	(881)	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	47,462	22,874	120,335	(119,665)	175,153
Total Increase (Decrease) in Net Assets	45,439	23,033	136,410	(130,514)	183,917

Net Assets at December 31, 2013	$45,439	$23,033	$149,217	$759,006	$183,917
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN RISING DIVIDENDS	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN STRATEGIC INCOME SECURITIES	FRANKLIN U.S. GOVERNMENT I
Net Assets at January 1, 2012	$493,608	$—	$406,802	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	19,960	(2)	(5,113)	(101)	(17)
Net Realized Gains (Losses)	3,174	—	47,114	1	—
Net Change in Unrealized Appreciation (Depreciation)	21,934	55	(3,324)	1,774	10
Net Increase (Decrease) in Net Assets Resulting from Operations	45,068	53	38,677	1,674	(7)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	10,729	—	12,394	—	—
Symetra True Variable Annuity	—	2,925	—	93,996	9,385
Contract Terminations, Transfers Out
Resource Variable Account B	(224,552)	—	(65,680)	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(213,823)	2,925	(53,286)	93,996	9,385
Total Increase (Decrease) in Net Assets	(168,755)	2,978	(14,609)	95,670	9,378

Net Assets at December 31, 2012	324,853	2,978	392,193	95,670	9,378

Increase in Net Assets from Operations
Net Investment Income (Loss)	16,816	—	(5,411)	12,377	106
Net Realized Gains (Losses)	12,539	202	62,332	(2,517)	68
Net Change in Unrealized Appreciation (Depreciation)	8,788	7,665	77,407	(6,830)	(274)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,143	7,867	134,328	3,030	(100)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	2,712	—	3,149	—	—
Symetra True Variable Annuity	—	99,209	—	247,489	31,149
Contract Terminations, Transfers Out
Resource Variable Account B	(47,090)	—	(61,519)	—	—
Symetra True Variable Annuity	—	(900)	—	(101,145)	(34,320)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(44,378)	98,309	(58,370)	146,344	(3,171)
Total Increase (Decrease) in Net Assets	(6,235)	106,176	75,958	149,374	(3,271)

Net Assets at December 31, 2013	$318,618	$109,154	$468,151	$245,044	$6,107

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO AMERICAN FRANCHISE FUND I1	INVESCO BALANCED-RISK ALLOCATION I1
Net Assets at January 1, 2012	$882,542	$107,562	$102,843	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	10,983	(500)	(1,408)	(1,523)	—
Net Realized Gains (Losses)	18,799	(1,632)	5,799	(501)	—
Net Change in Unrealized Appreciation (Depreciation)	(24,405)	(2,378)	13,647	(12,241)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	5,377	(4,510)	18,038	(14,265)	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	100,258	—	491	200,522	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	(269,709)	(17,085)	(5,346)	(4,884)	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(169,451)	(17,085)	(4,855)	195,638	—
Total Increase (Decrease) in Net Assets	(164,074)	(21,595)	13,183	181,373	—

Net Assets at December 31, 2012	718,468	85,967	116,026	181,373	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	11,954	(264)	(191)	(1,640)	(25)
Net Realized Gains (Losses)	5,763	(1,774)	10,183	1,220	—
Net Change in Unrealized Appreciation (Depreciation)	(43,422)	11,863	(16,921)	68,106	186
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,705)	9,825	(6,929)	67,686	161

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	100,298	—	637	788	—
Symetra True Variable Annuity	—	—	—	—	27,930
Contract Terminations, Transfers Out
Resource Variable Account B	(147,485)	(8,401)	(16,653)	(11,512)	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(47,187)	(8,401)	(16,016)	(10,724)	27,930
Total Increase (Decrease) in Net Assets	(72,892)	1,424	(22,945)	56,962	28,091

Net Assets at December 31, 2013	$645,576	$87,391	$93,081	$238,335	$28,091
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	INVESCO COMSTOCK[1]	INVESCO CORE EQUITY	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II
Net Assets at January 1, 2012	$—	$—	$342,138	$70,116	$354,751
Increase in Net Assets from Operations
Net Investment Income (Loss)	—	—	(2,531)	1,267	(81)
Net Realized Gains (Losses)	—	—	(68,723)	1,597	16,075
Net Change in Unrealized Appreciation (Depreciation)	—	—	150,537	15,054	26,543
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	79,283	17,918	42,537

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	2,238	8,030	2,639
Symetra True Variable Annuity	—	—	30,676	141,037	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(88,042)	(20,893)	(98,814)
Symetra True Variable Annuity	—	—	(4)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	—	—	(55,132)	128,174	(96,175)
Total Increase (Decrease) in Net Assets	—	—	24,151	146,092	(53,638)

Net Assets at December 31, 2012	—	—	366,289	216,208	301,113

Increase in Net Assets from Operations
Net Investment Income (Loss)	979	667	13,534	998	(570)
Net Realized Gains (Losses)	37	5	4,695	2,408	23,206
Net Change in Unrealized Appreciation (Depreciation)	17,276	4,778	(12,195)	34,994	28,033
Net Increase (Decrease) in Net Assets Resulting from Operations	18,292	5,450	6,034	38,400	50,669

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	6,020	—	16,014
Symetra True Variable Annuity	160,618	56,132	152,368	15,146	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	(30,384)	(4,411)	(51,848)
Symetra True Variable Annuity	—	—	(7,173)	(15,019)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(13)	—	—
Increase (Decrease) from Contract Transactions	160,618	56,132	120,818	(4,284)	(35,834)
Total Increase (Decrease) in Net Assets	178,910	61,582	126,852	34,116	14,835

Net Assets at December 31, 2013	$178,910	$61,582	$493,141	$250,324	$315,948
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	INVESCO MID CAP CORE EQUITY FUND	INVESCO MID CAP GROWTH FUND I1	INVESCO MID CAP GROWTH FUND II1	INVESCO SMALL CAP EQUITY I	JANUS ASPEN ENTERPRISE PORTFOLIO
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	—	(180)	(608)	(9)	(9)
Net Realized Gains (Losses)	—	170	2,695	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	2,328	26,440	331	584
Net Increase (Decrease) in Net Assets Resulting from Operations	—	2,318	28,527	322	575

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	19,164	52,065	—	—
Symetra True Variable Annuity	—	—	—	7,500	15,840
Contract Terminations, Transfers Out
Resource Variable Account B	—	(1,793)	(6,858)	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	—	17,371	45,207	7,500	15,840
Total Increase (Decrease) in Net Assets	—	19,689	73,734	7,822	16,415

Net Assets at December 31, 2012	—	19,689	73,734	7,822	16,415

Increase in Net Assets from Operations
Net Investment Income (Loss)	82	(64)	(649)	(228)	84
Net Realized Gains (Losses)	3,264	3,975	23,867	504	4,971
Net Change in Unrealized Appreciation (Depreciation)	5,423	(2,328)	(3,456)	10,832	9,703
Net Increase (Decrease) in Net Assets Resulting from Operations	8,769	1,583	19,762	11,108	14,758

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	157	—	—
Symetra True Variable Annuity	40,750	—	—	32,500	66,963
Contract Terminations, Transfers Out
Resource Variable Account B	—	(21,272)	(47,463)	—	—
Symetra True Variable Annuity	—	—	—	—	(37,222)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	(10)
Increase (Decrease) from Contract Transactions	40,750	(21,272)	(47,306)	32,500	29,731
Total Increase (Decrease) in Net Assets	49,519	(19,689)	(27,544)	43,608	44,489

Net Assets at December 31, 2013	$49,519	$—	$46,190	$51,430	$60,904
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	JANUS ASPEN FLEXIBLE BOND	JANUS ASPEN OVERSEAS INTERNATIONAL	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I
Net Assets at January 1, 2012	$—	$—	$—	$221,709	$317,417
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,193	—	189	2,165	(790)
Net Realized Gains (Losses)	1	—	—	(10,605)	9,195
Net Change in Unrealized Appreciation (Depreciation)	(632)	—	595	45,952	50,516
Net Increase (Decrease) in Net Assets Resulting from Operations	562	—	784	37,512	58,921

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	13,818	33,354
Symetra True Variable Annuity	90,606	—	41,984	—	97,780
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(52,214)	(103,100)
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	90,606	—	41,984	(38,396)	28,034
Total Increase (Decrease) in Net Assets	91,168	—	42,768	(884)	86,955

Net Assets at December 31, 2012	91,168	—	42,768	220,825	404,372

Increase in Net Assets from Operations
Net Investment Income (Loss)	2,910	426	813	1,467	169
Net Realized Gains (Losses)	4,039	(2)	2,434	341	29,947
Net Change in Unrealized Appreciation (Depreciation)	(6,921)	1,218	21,840	28,213	115,915
Net Increase (Decrease) in Net Assets Resulting from Operations	28	1,642	25,087	30,021	146,031

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	8,231	14,664
Symetra True Variable Annuity	149,251	16,500	67,363	—	183,003
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(25,068)	(35,574)
Symetra True Variable Annuity	(26,592)	—	—	—	(63,784)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(15)	—	(7)
Increase (Decrease) from Contract Transactions	122,659	16,500	67,348	(16,837)	98,302
Total Increase (Decrease) in Net Assets	122,687	18,142	92,435	13,184	244,333

Net Assets at December 31, 2013	$213,855	$18,142	$135,203	$234,009	$648,705

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MERGER VL1	MFS GOVERNMENT SECURITIES PORTFOLIO[1]	MFS GROWTH SERIES	MFS INTERNATIONAL GROWTH PORTFOLIO
Net Assets at January 1, 2012	$115,278	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	306	—	(22)	(5)	(25)
Net Realized Gains (Losses)	5,672	—	—	—	1
Net Change in Unrealized Appreciation (Depreciation)	11,991	—	(28)	(108)	789
Net Increase (Decrease) in Net Assets Resulting from Operations	17,969	—	(50)	(113)	765

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	11,403	—	—	—	—
Symetra True Variable Annuity	—	—	15,772	13,136	13,223
Contract Terminations, Transfers Out
Resource Variable Account B	(30,584)	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(19,181)	—	15,772	13,136	13,223
Total Increase (Decrease) in Net Assets	(1,212)	—	15,722	13,023	13,988

Net Assets at December 31, 2012	114,066	—	15,722	13,023	13,988

Increase in Net Assets from Operations
Net Investment Income (Loss)	69	37	(25)	(836)	297
Net Realized Gains (Losses)	5,157	1	(4)	3,435	69
Net Change in Unrealized Appreciation (Depreciation)	31,861	607	28	77,674	5,476
Net Increase (Decrease) in Net Assets Resulting from Operations	37,087	645	(1)	80,273	5,842

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	156	—	—	—	—
Symetra True Variable Annuity	—	40,278	—	305,600	65,437
Contract Terminations, Transfers Out
Resource Variable Account B	(14,854)	—	—	—	—
Symetra True Variable Annuity	—	—	(15,721)	(4,813)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	(15)	—
Increase (Decrease) from Contract Transactions	(14,698)	40,278	(15,721)	300,772	65,437
Total Increase (Decrease) in Net Assets	22,389	40,923	(15,722)	381,045	71,279

Net Assets at December 31, 2013	$136,455	$40,923	$—	$394,068	$85,267
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	MFS INTERNATIONAL VALUE PORTFOLIO	MFS NEW DISCOVERY SERIES	MFS UTILITIES SERIES	MUTUAL GLOBAL DISCOVERY SECURITIES	MUTUAL SHARES SECURITIES
Net Assets at January 1, 2012	$—	$—	$—	$—	$361,539
Increase in Net Assets from Operations
Net Investment Income (Loss)	(45)	—	161	86	1,391
Net Realized Gains (Losses)	—	—	(5)	256	(32,044)
Net Change in Unrealized Appreciation (Depreciation)	1,036	—	7,396	1,032	67,712
Net Increase (Decrease) in Net Assets Resulting from Operations	991	—	7,552	1,374	37,059

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	1,248
Symetra True Variable Annuity	72,729	—	388,965	62,841	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(157,656)
Symetra True Variable Annuity	—	—	(22)	(20)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	72,729	—	388,943	62,821	(156,408)
Total Increase (Decrease) in Net Assets	73,720	—	396,495	64,195	(119,349)

Net Assets at December 31, 2012	73,720	—	396,495	64,195	242,190

Increase in Net Assets from Operations
Net Investment Income (Loss)	3,278	(112)	9,525	2,297	2,282
Net Realized Gains (Losses)	9,202	216	10,674	12,641	5,636
Net Change in Unrealized Appreciation (Depreciation)	41,547	6,065	72,641	9,047	53,744
Net Increase (Decrease) in Net Assets Resulting from Operations	54,027	6,169	92,840	23,985	61,662

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	1,238
Symetra True Variable Annuity	263,073	50,997	211,211	90,585	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	(29,627)
Symetra True Variable Annuity	(62,646)	—	(3,219)	(23,396)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(11)	—	—
Increase (Decrease) from Contract Transactions	200,427	50,997	207,981	67,189	(28,389)
Total Increase (Decrease) in Net Assets	254,454	57,166	300,821	91,174	33,273

Net Assets at December 31, 2013	$328,174	$57,166	$697,316	$155,369	$275,463

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	MUTUAL SHARES SECURITIES I	PIMCO ALL ASSET INSTITUTIONAL CLASS	PIMCO COMMODITY REALRETURN STRAT. INSTITUTIONAL CLASS	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS	PIMCO FOREIGN BOND (UNHEDGED) INSTITUTIONAL CLASS[1]
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	—	199	1,432	1,401	—
Net Realized Gains (Losses)	—	(1)	4,548	5	—
Net Change in Unrealized Appreciation (Depreciation)	—	(21)	(10,083)	1,886	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	177	(4,103)	3,292	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	6,826	159,811	414,180	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(20)	—	(19)	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	—	6,806	159,811	414,161	—
Total Increase (Decrease) in Net Assets	—	6,983	155,708	417,453	—

Net Assets at December 31, 2012	—	6,983	155,708	417,453	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,939	34,930	905	11,982	66
Net Realized Gains (Losses)	52	(5,091)	(10,722)	(16,927)	(1,190)
Net Change in Unrealized Appreciation (Depreciation)	14,822	(30,419)	(5,932)	(17,454)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	16,813	(580)	(15,749)	(22,399)	(1,124)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	96,849	1,063,609	119,464	391,602	16,500
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(99,266)	(103,065)	(430,682)	(15,376)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(15)	—	(12)	(21)	—
Increase (Decrease) from Contract Transactions	96,834	964,343	16,387	(39,101)	1,124
Total Increase (Decrease) in Net Assets	113,647	963,763	638	(61,500)	—

Net Assets at December 31, 2013	$113,647	$970,746	$156,346	$355,953	$—
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	PIMCO GLOBAL BOND (UNHEDGED) INSTITUTIONAL CLASS	PIMCO GLOBAL MULTI-ASSET INSTITUTIONAL CLASS	PIMCO LOW DURATION INSTITUTIONAL CLASS	PIMCO REAL RETURN INSTITUTIONAL CLASS	PIMCO TOTAL RETURN INSTITUTIONAL CLASS
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	—	31	319	46	411
Net Realized Gains (Losses)	—	9	1	6,089	2,673
Net Change in Unrealized Appreciation (Depreciation)	—	18	189	(5,717)	(2,342)
Net Increase (Decrease) in Net Assets Resulting from Operations	—	58	509	418	742

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	2,925	157,631	142,372	164,923
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(118)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	—	2,925	157,513	142,372	164,923
Total Increase (Decrease) in Net Assets	—	2,983	158,022	142,790	165,665

Net Assets at December 31, 2012	—	2,983	158,022	142,790	165,665

Increase in Net Assets from Operations
Net Investment Income (Loss)	1,413	77	2,868	3,701	10,456
Net Realized Gains (Losses)	1,488	—	20	(10,683)	(9,441)
Net Change in Unrealized Appreciation (Depreciation)	(22,240)	(323)	(3,360)	(13,986)	(10,448)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,339)	(246)	(472)	(20,968)	(9,433)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	303,034	—	315,813	209,397	1,454,936
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(4,927)	—	(59,104)	(95,579)	(308,542)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(49)	—	(46)	(29)	(30)
Increase (Decrease) from Contract Transactions	298,058	—	256,663	113,789	1,146,364
Total Increase (Decrease) in Net Assets	278,719	(246)	256,191	92,821	1,136,931

Net Assets at December 31, 2013	$278,719	$2,737	$414,213	$235,611	$1,302,596

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Net Assets at January 1, 2012	$—	$3,830,320	$80,813	$78,406	$27,145,239
Increase in Net Assets from Operations
Net Investment Income (Loss)	10	130,194	(682)	2,281	79,376
Net Realized Gains (Losses)	—	340,669	(12,160)	(1,768)	880,272
Net Change in Unrealized Appreciation (Depreciation)	87	(197,612)	21,320	6,208	1,386,591
Net Increase (Decrease) in Net Assets Resulting from Operations	97	273,251	8,478	6,721	2,346,239

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	513,837	819	22,133	489,504
Symetra True Variable Annuity	16,569	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(826,290)	(31,204)	(8,865)	(3,886,566)
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	(5,730)	—	—	(41,829)
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	16,569	(318,183)	(30,385)	13,268	(3,438,891)
Total Increase (Decrease) in Net Assets	16,666	(44,932)	(21,907)	19,989	(1,092,652)

Net Assets at December 31, 2012	16,666	3,785,388	58,906	98,395	26,052,587

Increase in Net Assets from Operations
Net Investment Income (Loss)	759	106,788	(169)	1,079	219
Net Realized Gains (Losses)	2,282	65,975	(2,623)	36	1,758,359
Net Change in Unrealized Appreciation (Depreciation)	(14,460)	(181,029)	647	23,129	5,963,536
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,419)	(8,266)	(2,145)	24,244	7,722,114

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	193,410	2,908	11,988	390,343
Symetra True Variable Annuity	919,832	—	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(557,842)	(6,219)	(29,088)	(4,192,062)
Symetra True Variable Annuity	(69,404)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	(5,249)	—	—	(37,920)
Symetra True Variable Annuity	(26)	—	—	—	—
Increase (Decrease) from Contract Transactions	850,402	(369,681)	(3,311)	(17,100)	(3,839,639)
Total Increase (Decrease) in Net Assets	838,983	(377,947)	(5,456)	7,144	3,882,475

Net Assets at December 31, 2013	$855,649	$3,407,441	$53,450	$105,539	$29,935,062

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER SELECT MID CAP GROWTH VCT CLASS I1	PIONEER STRATEGIC INCOME VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II
Net Assets at January 1, 2012	$168,188	$3,140,707	$18,570,575	$—	$503,747
Increase in Net Assets from Operations
Net Investment Income (Loss)	7,363	(7,259)	(233,607)	1,140	15,987
Net Realized Gains (Losses)	7,715	(20,372)	459,667	5	16,946
Net Change in Unrealized Appreciation (Depreciation)	8,735	324,843	870,045	1,372	9,853
Net Increase (Decrease) in Net Assets Resulting from Operations	23,813	297,212	1,096,105	2,517	42,786

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	50,882	331,561	—	41,561
Symetra True Variable Annuity	—	—	—	77,288	—
Contract Terminations, Transfers Out
Resource Variable Account B	(8,331)	(361,151)	(3,049,268)	—	(169,244)
Symetra True Variable Annuity	—	—	—	(107)	—
Contract Maintenance Charges
Resource Variable Account B	—	(1,375)	(5,509)	—	561
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(8,331)	(311,644)	(2,723,216)	77,181	(127,122)
Total Increase (Decrease) in Net Assets	15,482	(14,432)	(1,627,111)	79,698	(84,336)

Net Assets at December 31, 2012	183,670	3,126,275	16,943,464	79,698	419,411

Increase in Net Assets from Operations
Net Investment Income (Loss)	6,551	(10,257)	(243,000)	5,692	12,907
Net Realized Gains (Losses)	16,110	67,890	1,505,024	879	5,709
Net Change in Unrealized Appreciation (Depreciation)	(5,440)	872,791	5,308,304	(6,396)	(22,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,221	930,424	6,570,328	175	(3,397)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	23,040	70,849	359,996	—	100,339
Symetra True Variable Annuity	—	—	—	166,109	—
Contract Terminations, Transfers Out
Resource Variable Account B	(55,039)	(506,065)	(2,303,561)	—	(104,686)
Symetra True Variable Annuity	—	—	—	(3,750)	—
Contract Maintenance Charges
Resource Variable Account B	—	(1,259)	(5,094)	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(31,999)	(436,475)	(1,948,659)	162,359	(4,347)
Total Increase (Decrease) in Net Assets	(14,778)	493,949	4,621,669	162,534	(7,744)

Net Assets at December 31, 2013	$168,892	$3,620,224	$21,565,133	$242,232	$411,667
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	ROYCE CAPITAL MICRO-CAP	ROYCE CAPITAL SMALL-CAP	SENTINEL VP COMMON STOCK	SYMETRA DFA INTERNATIONAL CORE EQUITY FUND[1]	SYMETRA DOUBLELINE EMERGING MARKETS INCOME FUND[1]
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(7)	(13)	—	65	1,103
Net Realized Gains (Losses)	338	337	—	1	3,037
Net Change in Unrealized Appreciation (Depreciation)	277	345	—	425	(2,474)
Net Increase (Decrease) in Net Assets Resulting from Operations	608	669	—	491	1,666

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	14,999	13,402	—	8,844	366,840
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(90)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	14,999	13,312	—	8,844	366,840
Total Increase (Decrease) in Net Assets	15,607	13,981	—	9,335	368,506

Net Assets at December 31, 2012	15,607	13,981	—	9,335	368,506

Increase in Net Assets from Operations
Net Investment Income (Loss)	(4)	789	279	(6)	19,215
Net Realized Gains (Losses)	737	12,568	1,044	727	(46,198)
Net Change in Unrealized Appreciation (Depreciation)	3,847	15,262	(817)	(425)	2,474
Net Increase (Decrease) in Net Assets Resulting from Operations	4,580	28,619	506	296	(24,509)

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	8,450	136,615	19,474	—	376,986
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(38,155)	—	(9,631)	(720,983)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	8,450	98,460	19,474	(9,631)	(343,997)
Total Increase (Decrease) in Net Assets	13,030	127,079	19,980	(9,335)	(368,506)

Net Assets at December 31, 2013	$28,637	$141,060	$19,980	$—	$—
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	SYMETRA DOUBLELINE TOTAL RETURN FUND[1]	SYMETRA YACKTMAN FOCUSED FUND[1]	T. ROWE PRICE BLUE CHIP GROWTH	T. ROWE PRICE EQUITY INCOME PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	4,833	1,860	65	410	(86)
Net Realized Gains (Losses)	6	2,546	(4)	2	3,445
Net Change in Unrealized Appreciation (Depreciation)	(1,014)	27,618	3,067	369	(1,968)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,825	32,024	3,128	781	1,391

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	536,162	732,212	133,183	49,207	207,410
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(10,393)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(52)	—	—	—
Increase (Decrease) from Contract Transactions	536,162	721,767	133,183	49,207	207,410
Total Increase (Decrease) in Net Assets	539,987	753,791	136,311	49,988	208,801

Net Assets at December 31, 2012	539,987	753,791	136,311	49,988	208,801

Increase in Net Assets from Operations
Net Investment Income (Loss)	63,484	2,754	(1,652)	1,869	(2,920)
Net Realized Gains (Losses)	(93,436)	283,844	9,884	343	73,701
Net Change in Unrealized Appreciation (Depreciation)	1,014	(27,618)	97,653	39,541	112,860
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,938)	258,980	105,885	41,753	183,641

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	1,404,396	807,773	567,815	322,264	480,018
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(1,915,419)	(1,819,900)	(63,599)	(889)	(177,228)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(26)	(644)	(14)	(16)	—
Increase (Decrease) from Contract Transactions	(511,049)	(1,012,771)	504,202	321,359	302,790
Total Increase (Decrease) in Net Assets	(539,987)	(753,791)	610,087	363,112	486,431

Net Assets at December 31, 2013	$—	$—	$746,398	$413,100	$695,232
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON FOREIGN SECURITIES
Net Assets at January 1, 2012	$—	$—	$—	$291,531	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	16	252	(62)	331	(3)
Net Realized Gains (Losses)	—	352	5	(5,783)	—
Net Change in Unrealized Appreciation (Depreciation)	27	138	3,427	36,111	224
Net Increase (Decrease) in Net Assets Resulting from Operations	43	742	3,370	30,659	221

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	1,005	—
Symetra True Variable Annuity	1,541	56,985	62,446	—	21,541
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(44,598)	—
Symetra True Variable Annuity	—	—	(71)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	1,541	56,985	62,375	(43,593)	21,541
Total Increase (Decrease) in Net Assets	1,584	57,727	65,745	(12,934)	21,762

Net Assets at December 31, 2012	1,584	57,727	65,745	278,597	21,762

Increase in Net Assets from Operations
Net Investment Income (Loss)	13	(1,452)	3,314	1,950	1,896
Net Realized Gains (Losses)	2	87,300	(1,993)	11,295	3,862
Net Change in Unrealized Appreciation (Depreciation)	1,439	(1,758)	(4,386)	(19,594)	11,803
Net Increase (Decrease) in Net Assets Resulting from Operations	1,454	84,090	(3,065)	(6,349)	17,561

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	7,341	—
Symetra True Variable Annuity	189,941	630,621	210,820	—	67,512
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	(21,635)	—
Symetra True Variable Annuity	—	(69,545)	(71,438)	—	(27,754)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	189,941	561,076	139,382	(14,294)	39,758
Total Increase (Decrease) in Net Assets	191,395	645,166	136,317	(20,643)	57,319

Net Assets at December 31, 2013	$192,979	$702,893	$202,062	$257,954	$79,081

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	TEMPLETON GLOBAL BOND SECURITIES I	TEMPLETON GROWTH SECURITIES II	VAN ECK VIP GLOBAL HARD ASSETS	VAN ECK VIP MULTI MANAGER ALTERNATIVE	VANGUARD BALANCED
Net Assets at January 1, 2012	$—	$38,741	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(104)	311	(15)	(25)	—
Net Realized Gains (Losses)	9	(321)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	2,938	7,284	549	(124)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,843	7,274	534	(149)	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	975	—	—	—
Symetra True Variable Annuity	118,184	—	23,997	32,538	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	(4,666)	—	—	—
Symetra True Variable Annuity	(157)	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	118,027	(3,691)	23,997	32,538	—
Total Increase (Decrease) in Net Assets	120,870	3,583	24,531	32,389	—

Net Assets at December 31, 2012	120,870	42,324	24,531	32,389	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	16,950	824	(271)	(329)	(1,798)
Net Realized Gains (Losses)	4,155	1,271	1,765	263	2,025
Net Change in Unrealized Appreciation (Depreciation)	(15,932)	10,384	16,948	3,010	88,804
Net Increase (Decrease) in Net Assets Resulting from Operations	5,173	12,479	18,442	2,944	89,031

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	10,315	—	—	—
Symetra True Variable Annuity	918,353	—	308,411	33,783	1,148,856
Contract Terminations, Transfers Out
Resource Variable Account B	—	(9,610)	—	—	—
Symetra True Variable Annuity	(54,077)	—	(4,779)	(5,567)	(61,277)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(28)	—	(26)	—	—
Increase (Decrease) from Contract Transactions	864,248	705	303,606	28,216	1,087,579
Total Increase (Decrease) in Net Assets	869,421	13,184	322,048	31,160	1,176,610

Net Assets at December 31, 2013	$990,291	$55,508	$346,579	$63,549	$1,176,610

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INCOME	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(42)	(202)	(48)	(562)	(13)
Net Realized Gains (Losses)	—	12	1	12	—
Net Change in Unrealized Appreciation (Depreciation)	1,129	1,290	476	8,616	776
Net Increase (Decrease) in Net Assets Resulting from Operations	1,087	1,100	429	8,066	763

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	53,412	181,769	22,265	1,376,484	13,771
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(1)	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	53,412	181,769	22,264	1,376,484	13,771
Total Increase (Decrease) in Net Assets	54,499	182,869	22,693	1,384,550	14,534

Net Assets at December 31, 2012	54,499	182,869	22,693	1,384,550	14,534

Increase in Net Assets from Operations
Net Investment Income (Loss)	571	7,194	(303)	52,325	(197)
Net Realized Gains (Losses)	8,840	10,013	30,390	(31,582)	895
Net Change in Unrealized Appreciation (Depreciation)	40,052	114,172	149,963	9,281	20,599
Net Increase (Decrease) in Net Assets Resulting from Operations	49,463	131,379	180,050	30,024	21,297

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	256,992	1,334,706	2,089,365	823,069	165,909
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(44,004)	(142,510)	(270,428)	(1,120,529)	(40,954)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(12)	—	(1)	—	—
Increase (Decrease) from Contract Transactions	212,976	1,192,196	1,818,936	(297,460)	124,955
Total Increase (Decrease) in Net Assets	262,439	1,323,575	1,998,986	(267,436)	146,252

Net Assets at December 31, 2013	$316,938	$1,506,444	$2,021,679	$1,117,114	$160,786

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD MONEY MARKET	VANGUARD REIT INDEX	VANGUARD SHORT TERM INVESTMENT GRADE	VANGUARD SMALL COMPANY GROWTH
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(30)	(403)	(77)	(42)	—
Net Realized Gains (Losses)	1	—	1	—	—
Net Change in Unrealized Appreciation (Depreciation)	634	—	1,553	151	—
Net Increase (Decrease) in Net Assets Resulting from Operations	605	(403)	1,477	109	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	17,515	1,752,745	73,853	32,697	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	(1,391,743)	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	17,515	361,002	73,853	32,697	—
Total Increase (Decrease) in Net Assets	18,120	360,599	75,330	32,806	—

Net Assets at December 31, 2012	18,120	360,599	75,330	32,806	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,745)	(4,993)	1,875	(357)	(160)
Net Realized Gains (Losses)	7,091	—	6,753	(893)	1,030
Net Change in Unrealized Appreciation (Depreciation)	125,745	—	(26,298)	6,796	9,731
Net Increase (Decrease) in Net Assets Resulting from Operations	131,091	(4,993)	(17,670)	5,546	10,601

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	1,546,986	11,637,866	519,978	1,599,708	58,186
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(46,530)	(10,213,585)	(90,202)	(994,244)	(19,314)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	(23)	—	—
Increase (Decrease) from Contract Transactions	1,500,456	1,424,281	429,753	605,464	38,872
Total Increase (Decrease) in Net Assets	1,631,547	1,419,288	412,083	611,010	49,473

Net Assets at December 31, 2013	$1,649,667	$1,779,887	$487,413	$643,816	$49,473

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

	Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	VIRTUS INTERNATIONAL SERIES I1	VIRTUS MULTI-SECTOR FIXED INCOME SERIES I1	VIRTUS PREMIUM ALPHASECTOR SERIES I1
Net Assets at January 1, 2012	$—	$—	$—	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	(164)	(25)	—	—	—
Net Realized Gains (Losses)	1	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(1,052)	431	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,215)	406	—	—	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	357,139	70,984	—	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	357,139	70,984	—	—	—
Total Increase (Decrease) in Net Assets	355,924	71,390	—	—	—

Net Assets at December 31, 2012	355,924	71,390	—	—	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	(173)	981	22	507	66
Net Realized Gains (Losses)	(1,582)	14,506	—	97	337
Net Change in Unrealized Appreciation (Depreciation)	(4,480)	59,407	1	(49)	3,021
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,235)	74,894	23	555	3,424

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	335,941	614,430	2,800	27,822	24,757
Contract Terminations, Transfers Out
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	(338,734)	(251,071)	—	(3,366)	(3,000)
Contract Maintenance Charges
Resource Variable Account B	—	—	—	—	—
Symetra True Variable Annuity	—	—	—	—	—
Increase (Decrease) from Contract Transactions	(2,793)	363,359	2,800	24,456	21,757
Total Increase (Decrease) in Net Assets	(9,028)	438,253	2,823	25,011	25,181

Net Assets at December 31, 2013	$346,896	$509,643	$2,823	$25,011	$25,181
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Changes in Net Assets
Years Ended December 31, 2012 and 2013

Sub-Accounts
	VIRTUS REAL ESTATE SECURITIES SERIES I1	VIRTUS SMALL-CAP GROWTH SERIES I1
Net Assets at January 1, 2012	$—	$—
Increase in Net Assets from Operations
Net Investment Income (Loss)	—	—
Net Realized Gains (Losses)	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—
Symetra True Variable Annuity	—	—
Contract Terminations, Transfers Out
Resource Variable Account B	—	—
Symetra True Variable Annuity	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—
Symetra True Variable Annuity	—	—
Increase (Decrease) from Contract Transactions	—	—
Total Increase (Decrease) in Net Assets	—	—

Net Assets at December 31, 2012	—	—

Increase in Net Assets from Operations
Net Investment Income (Loss)	186	(4)
Net Realized Gains (Losses)	1,965	86
Net Change in Unrealized Appreciation (Depreciation)	(2,398)	358
Net Increase (Decrease) in Net Assets Resulting from Operations	(247)	440

Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	—	—
Symetra True Variable Annuity	12,631	10,477
Contract Terminations, Transfers Out
Resource Variable Account B	—	—
Symetra True Variable Annuity	—	—
Contract Maintenance Charges
Resource Variable Account B	—	—
Symetra True Variable Annuity	—	—
Increase (Decrease) from Contract Transactions	12,631	10,477
Total Increase (Decrease) in Net Assets	12,384	10,917

Net Assets at December 31, 2013	$12,384	$10,917
1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION
Symetra Resource Variable Account B (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's and Symetra Financial Corporation's other business activities.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
AllianceBernstein Variable Products Fund Series, Inc.
AllianceBernstein VPS Real Estate	AllianceBernstein VPS Real Estate Investment Portfolio — Class A
AllianceBernstein VPS Small Cap Growth	AllianceBernstein VPS Small Cap Growth Portfolio — Class A
AllianceBernstein VPS Small/Mid Cap Value	AllianceBernstein VPS Small/Mid Cap Value Portfolio — Class A

Alps
ALPS/Alerian Energy Infrastructure-Class I12	ALPS/Alerian Energy Infrastructure Portfolio — Class I

American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century International	VP International Fund
American Century Mid Cap Value	VP Mid Cap Value Fund
American Century Ultra I14	VP Ultra Class I Fund
American Century Ultra II13	VP Ultra Class II Fund
American Century Value	VP Value Fund

American Funds Insurance Series
American Funds IS Global Growth and Income Fund[11]	American Funds Insurance Series Global Growth and Income Fund
American Funds IS Growth Fund[11]	American Funds Insurance Series Growth Fund
American Funds IS Growth-Income Fund[11]	American Funds Insurance Series Growth-Income Fund
American Funds IS International Fund[11]	American Funds Insurance Series International Fund
American Funds IS New World Fund[11]	American Funds Insurance Series New World Fund

Blackrock Variable Series Fund, Inc.
BlackRock Capital Appreciation I	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Global Allocation I	BlackRock Global Allocation V.I. Fund Class I
BlackRock High Yield I	BlackRock High Yield V.I. Fund Class I

Calvert Variable Products, Inc.
Calvert EAFE International Index	Calvert VP EAFE International Index Portfolio — Class I
Calvert Russell 2000 Small Cap Index	Calvert VP Russell 2000 Small Cap Index Portfolio — Class I

Columbia Funds Variable Insurance Trust
Columbia Income Opportunities	Columbia VP Income Opportunities Fund — Class I
Columbia International Opportunity	Columbia VP International Opportunity Fund — Class I

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Columbia Funds Variable Insurance Trust
Columbia Mid Cap Growth[6]	Columbia Mid Cap Growth fund — Class I
Columbia Mid Cap Growth Opportunity[6]	Columbia Mid Cap Growth Opportunity Fund — Class I
Columbia Small Cap Value	Columbia VP Small Cap Value Fund — Class I

Delaware VIP Trust
Delaware VIP Emerging Markets	Delaware VIP Emerging Markets Series, Standard Class
Delaware VIP Intl Value Equity	Delaware VIP International Value Equity Series, Standard Class
Delaware VIP Small Cap Value	Delaware VIP Small Cap Value Series, Standard Class
Delaware VIP Smid Cap Growth	Delaware VIP Smid Cap Growth Series, Standard Class

Dimensional Fund Advisors
DFA VA Global Bond	V.A. Global Bond Portfolio
DFA VA International Small Portfolio	V.A. International Small Portfolio
DFA VA International Value Portfolio	V.A. International Value Portfolio
DFA VA Short Term Fixed Portfolio	V.A. Short Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	V.A. U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	V.A. U.S. Targeted Value

Dreyfus Investment Portfolios
Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares
Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

Dreyfus Variable Investment Fund
Dreyfus Appreciation	Dreyfus VIF Appreciation Portfolio — Initial Shares
Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

DWS Variable Series I and II
DWS Alternative Asset Allocation VIP A12	DWS Alternative Asset Allocation VIP — Class A Shares
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A Shares
DWS International VIP A	DWS International VIP — Class A Shares

Federated Insurance Series
Federated High Income Bond	Federated High Income Bond
Federated Managed Volatility II	Federated Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class
Fidelity Energy	VIP Energy Portfolio — Initial Class

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Financial Services	VIP Financial Services Portfolio — Initial Class
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Real Estate	VIP Real Estate Portfolio — Initial Class
Fidelity Strategic Income	VIP Strategic Income Portfolio — Initial Class
Fidelity Technology	VIP Technology Portfolio — Initial Class
Fidelity VIP Money Market Service Class	VIP Money Market Portfolio — Service Class II

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund Class I11	Franklin Income Securities Fund — Class I
Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2
Franklin Rising Dividends	Franklin Rising Dividends Securities Fund — Class I
Franklin Small-Mid Cap Growth II	Franklin Small-Mid Cap Growth Securities Fund — Class 2
Franklin Strategic Income Securities	Franklin Strategic Income Securities Fund — Class I
Franklin U.S. Government I	Franklin U.S. Government Securities Fund — Class I
Franklin U.S. Government II	Franklin U.S. Government Securities Fund — Class 2

ING Investors Trust
ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio

ING VP Natural Resource Trust
ING Global Resources	ING VP Global Resources Portfolio

Invesco Variable Insurance Funds, Inc
Invesco American Franchise Fund I1	Invesco V.I. American Franchise Fund (Series I Shares)
Invesco Balanced-Risk Allocation I12	Invesco V.I. Balanced-Risk Allocation Fund (Series I Shares)
Invesco Comstock[2]	Invesco V.I. Comstock (Series I Shares)
Invesco Core Equity	Invesco V.I. Core Equity Fund (Series I Shares)
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund (Series I shares)
Invesco International Growth I	Invesco V.I. International Growth Fund (Series I shares)
Invesco International Growth II	Invesco V.I. International Growth Fund (Series II shares)
Invesco Mid Cap Core Equity Fund	Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)
Invesco Mid Cap Growth Fund I3,13	Invesco V.I. Mid Cap Growth Fund (Series I Shares)
Invesco Mid Cap Growth Fund II4	Invesco V.I. Mid Cap Growth Fund (Series II Shares)
Invesco Small Cap Equity I	Invesco V.I. Small Cap Equity Fund ( Series I Shares)

Janus Aspen Series
Janus Aspen Enterprise Portfolio	Janus Aspen Enterprise Portfolio — Institutional Shares
Janus Aspen Flexible Bond Strategy	Janus Aspen Flexible Bond Portfolio — Institutional Shares
Janus Aspen Overseas International	Janus Aspen Overseas Portfolio — Institutional Shares
Janus Aspen Perkins Mid Cap Value Portfolio	Janus Aspen Perkins Mid Cap Value Portfolio — Institutional Shares

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
JP Morgan Insurance Trust
JP Morgan Insurance Trust International Equity I	JP Morgan Insurance Trust International Equity Portfolio
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

MFS Variable Insurance Trust
MFS Growth Series — VIT	MFS Growth Series — Initial Class
MFS New Discovery Series — VIT II	MFS New Discovery Series — Initial Class
MFS Utilities Series — VIT	MFS Utilities Series — Initial Class

MFS Variable Insurance Trust II
MFS Government Securities Portfolio — VIT II13	MFS Government Securities Portfolio — Initial Class
MFS International Growth Portfolio — VIT II	MFS International Growth Portfolio — Initial Class
MFS International Value Portfolio — VIT II	MFS International Value Portfolio — Initial Class

Merger Fund VL
Merger VL12	The Merger Fund VL

Franklin Templeton Variable Insurance Products Trust
Mutual Global Discovery Securities	Mutual Global Discovery Securities Fund — Class I
Mutual Shares Securities I	Mutual Shares Securities Fund — Class I
Mutual Shares Securities	Mutual Shares Securities Fund — Class 2

PIMCO Variable Insurance Trust
PIMCO All Asset Institutional Class	PIMCO All Asset Portfolio — Institutional Class
PIMCO CommodityRealReturn Strat. Institutional Class	PIMCO CommodityRealReturn® Strategy Portfolio — Institutional Class
PIMCO Emerging Markets Bond Institutional Class	PIMCO Emerging Markets Bond Portfolio — Institutional Class
PIMCO EqS Pathfinder Portfolio Institutional Class[15]	PIMCO EqS Pathfinder PortfolioTM — Institutional Class
PIMCO Foreign Bond (Unhedged) Institutional Class[13]	PIMCO Foreign Bond Portfolio (Unhedged) — Institutional Class
PIMCO Global Bond (Unhedged) Institutional Class	PIMCO Global Bond Portfolio (Unhedged) — Institutional Class
PIMCO Global Multi-Asset Institutional Class	PIMCO Global Multi-Asset Portfolio — Institutional Class
PIMCO Long-Term U.S. Govt. Institutional Class[15]	PIMCO Long-Term U.S. Government PortfolioTM — Institutional Class
PIMCO Low Duration Institutional Class	PIMCO Low Duration Portfolio — Institutional Class
PIMCO Real Return Institutional Class	PIMCO Real Return Portfolio — Institutional Class
PIMCO Total Return Institutional Class	PIMCO Total Return Portfolio — Institutional Class
PIMCO Unconstrained Bond Institutional Class	PIMCO Unconstrained Bond Portfolio — Institutional Class

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I5	Pioneer Select Mid Cap Growth VCT Portfolio — Class I
Pioneer Strategic Income VCT Class I	Pioneer Strategic Income VCT Portfolio — Class I

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Pioneer Variable Contracts Trust
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Royce Capital Fund
Royce Capital Micro-Cap	Royce Capital Fund Micro-Cap Portfolio Investment Class
Royce Capital Small-Cap	Royce Capital Fund Small-Cap Portfolio Investment Class

Sentinel Variable Products Trust
Sentinel VP Bond[15]	Sentinel Variable Products Bond Fund
Sentinel VP Common Stock	Sentinel Variable Products Common Stock Fund
Sentinel VP Small Company[15]	Sentinel Variable Products Small Company Fund

Symetra Mutual Funds Trust (a related party)
Symetra DFA International CORE Equity Fund[7,16]	Symetra DFA International CORE Equity Fund
Symetra DoubleLine Emerging Markets Income Fund[8,16]	Symetra DoubleLine Emerging Markets Income Fund
Symetra DoubleLine Total Return Fund[9,16]	Symetra DoubleLine Total Return Fund
Symetra Yacktman Focused Fund[10,16]	Symetra Yacktman Focused Fund

T. Rowe Price Variable Insurance Portfolios
T. Rowe Price Blue Chip Growth	T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio
T. Rowe Price International Stock Portfolio	T. Rowe Price International Stock Portfolio
T. Rowe Price New America Growth Portfolio	T. Rowe Price New America Growth Portfolio

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets I	Templeton Developing Markets Securities Fund — Class 1
Templeton Developing Markets II	Templeton Developing Markets Securities Fund — Class 2
Templeton Foreign Securities	Templeton Foreign Securities Fund — Class 1
Templeton Global Bond Securities I	Templeton Global Bond Securities Fund — Class 1
Templeton Growth Securities II	Templeton Growth Securities Fund — Class 2

Van Eck Variable Insurance Products Trust
Van Eck VIP Global Hard Assets	Van Eck VIP Global Hard Assets Fund — Initial Class
Van Eck VIP Multi Manager Alternative	Van Eck VIP Multi Manager Alternatives Fund — Initial Class

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Money Market	Vanguard VIF — Money Market Portfolio
Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio

Symetra Resource Variable Account B
Notes to Financial Statements

1.	ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios
Vanguard Short Term Investment Grade	Vanguard VIF — Short Term Investment Grade Portfolio
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Virtus Variable Insurance Trust
Virtus International Series I12	Virtus International Series I
Virtus Multi-Sector Fixed Income Series I12	Virtus Multi-Sector Fixed Income Series I
Virtus Premium AlphaSector Series I12	Virtus Premium AlphaSectorTM Series I
Virtus Real Estate Securities Series I12	Virtus Real Estate Securities Series I
Virtus Small-Cap Growth Series I12	Virtus Small-Cap Growth Series I

1Invesco American Franchise Fund I was known as Invesco Van Kampen American Franchise I prior to April 29, 2013.
2Invesco Comstock was known as Invesco Van Kampen VI Comstock prior to April 29, 2013.
3Invesco Mid Cap Growth Fund I was known as Invesco Van Kampen Mid Cap Growth I prior to April 29, 2013.
4Invesco Mid Cap Growth Fund II was known as Invesco Van Kampen Mid Cap Growth II prior to April 29, 2013.
5Pioneer Select Mid Cap Growth VCT Class I was known as Pioneer Growth Opportunities VCT Class I prior to May 1, 2013. The fund is no longer available for new sales.

[6]	Columbia Mid Cap Growth was reorganized with Columbia Mid Cap Growth Opportunity on April 26, 2013.
7Effective February 8, 2013, the Symetra DFA International CORE Equity Fund was liquidated and is no longer available.
8Effective December 27, 2013, the Symetra DoubleLine Emerging Markets Income Fund was liquidated and is no longer available.

[9]	Effective December 27, 2013, the Symetra DoubleLine Total Return Fund was liquidated and is no longer available.
10Effective December 27, 2013, the Symetra Yacktman Focused Fund was liquidated and is no longer available.
11The commencement date was January 31, 2013. The 2013 activity is from such date through December 31, 2013, were applicable.
12The commencement date was May 1, 2013. The 2013 activity is from such date through December 31, 2013, were applicable.
13There was activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2013.
14There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of
December 31, 2012 and December 31, 2013.
15There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of
December 31, 2012 and December 31, 2013.
16    Refer to note 3. Expenses and Related Party Transactions for additional information pertaining to the funds.

Symetra Resource Variable Account B
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNT POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.	EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge for the Resource Variable Account B Annuity is on an annual basis, equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. This charge for the Symetra True Variable Annuity is on an annual basis, equal to the rate of 0.60 percent of the average daily net assets of the Separate Account. The charges are included in the net investment income (loss) in the accompanying Statements of Operations.
SUB-ACCOUNT FUND FACILITATION FEE: At this time Symetra Life does not assess a Sub-account fund facilitation fee for the Symetra True Variable Annuity. However, if we choose to impose this fee, the Sub-account fund facilitation fee may be charged to owners invested in any Sub-account offered under the contract. Symetra Life will notify you in writing if we choose to impose this fee and the fee will be applied to all new and existing contracts. The maximum amount charged is on an annual basis, equal to a rate of 0.15 percent of the average daily net assets. This charge if assessed would be included in the net investment income (loss) in the accompanying Statements of Operations.
WEALTH TRANSFER BENEFIT CHARGE ("WTB"): If you elect this rider for the Symetra True Variable Annuity, Symetra Life may deduct an additional charge on the first business day of each contract month. The charge is deducted pro-rata from your contract value invested in the standard Sub-accounts. The (WTB) charge is reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products and may vary by contract year and other factors as described in the product prospectus.
SHORT TERM REDEMPTION FEES: Certain Sub-accounts invest in Mutual Funds that impose a short term redemption fee. Those Mutual Funds are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An owner who chooses to redeem Accumulation Units of a Sub-account invested in any of these Mutual Funds will be subject to a 1.00 percent short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose,

Symetra Resource Variable Account B
Notes to Financial Statements

3.	EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last. Redemption fees will be incurred when you withdraw Contract Value invested in one of the Sub-accounts or you transfer Contract

Value out of one of these Sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the Sub-accounts. The redemption fee will not apply to deductions from your Contract Value to pay the mortality and expense risk charge or other charges under the Contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Mutual Funds or Symetra Life designates as exempt. The redemption fee charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products.
Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charge in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Resource Variable Account B. A transfer charge of $25 for the Symetra True Variable Annuity will be assessed for transfers exceeding 25 every contract year. These charges are reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.
Additionally, during the year ended December 31, 2013, management fees were paid indirectly to Symetra Investment Management, Inc. an affiliate of the Company, in its capacity as investment advisor to certain funds as follows: a fee at the annual rate of 0.60 percent of the average net assets of the Symetra DFA International CORE Equity Fund, a fee of 0.90 percent of the average net assets of the Symetra DoubleLine Emerging Markets Income Fund, a fee of 0.55 percent of the average net assets of the Symetra DoubleLine Total Return fund, and a fee of 1.00 percent of the average net assets of the Symetra Yacktman Focused Fund.
Symetra Investment Management, Inc. has contractually agreed to waive 0.05 percent of its management fee (the "Fee Waiver) and also agreed to pay fund expenses in order to limit the fund's other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13 percent of the average daily net assets of the Symetra DoubleLine Total Return Fund and Symetra DoubleLine Emerging Markets Income Fund, 0.12 percent of the Symetra Yacktman Focused Fund and 0.14 percent of the Symetra DFA International CORE Equity Fund (the "Expense Caps").

4.	INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2013. The table also summarizes underlying investment information for each sub-account as of December 31, 2013.

	Year Ended		As of December 31, 2013
	December 31, 2013		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Value[2]
AllianceBernstein VPS Real Estate	$186,200	$46,372	$142,481	$134,380	12,020	$11.18
AllianceBernstein VPS Small Cap Growth	4,077	13,995	24,875	31,409	1,339	23.47
AllianceBernstein VPS Small/Mid Cap Value	102,514	867	101,759	120,292	5,255	22.89
ALPS/Alerian Energy Infrastructure-Class I1	15,363	52	15,311	16,777	1,560	10.76
American Century Balanced	42,157	151,115	404,954	543,633	67,281	8.08
American Century International	13,830	59,349	431,392	552,939	51,484	10.74
American Century Mid Cap Value	20,581	182	32,447	39,124	2,118	18.47
American Century Ultra II1	102	23,845	—	—	—	14.52
American Century Value	44,113	27,706	141,398	215,729	25,531	8.45
American Funds IS Global Growth and Income Fund[1]	387,658	114	387,553	394,213	31,462	12.53
American Funds IS Growth Fund[1]	130,633	6,787	124,670	140,206	1,785	78.54

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2013
	December 31, 2013		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Value[2]
American Funds IS Growth-Income Fund[1]	$94,460	$12,706	$82,482	$85,899	1,694	$50.72
American Funds IS International Fund[1]	122,740	195	122,554	129,848	6,119	21.22
American Funds IS New World Fund[1]	1,463,971	1,349,131	87,218	87,150	3,475	25.08
BlackRock Capital Appreciation I	2,259	13,739	2,183	2,358	240	9.80
BlackRock Global Allocation I	102,412	19,698	127,322	133,016	7,554	17.61
BlackRock High Yield I	114,604	4,767	129,034	131,405	17,132	7.67
Calvert EAFE International Index	1,410,591	1,548	1,409,022	1,399,183	16,275	85.97
Calvert Russell 2000 Small Cap Index	1,405,218	1,615	1,403,757	1,443,385	17,530	82.34
Columbia Income Opportunities	19,246	5,334	83,298	73,909	8,485	8.71
Columbia International Opportunity	111,056	8,350	103,573	118,111	8,129	14.53
Columbia Mid Cap Growth[1]	18,601	55,709	—	—	—	—
Columbia Mid Cap Growth Opportunity[1]	55,605	250	55,378	67,024	3,709	18.07
Columbia Small Cap Value	5,296	28,874	2,284	2,887	141	20.46
Delaware VIP Emerging Markets	420,134	8,630	420,046	438,456	20,421	21.47
Delaware VIP Intl Value Equity	34,209	131	37,137	40,251	3,302	12.19
Delaware VIP Small Cap Value	46,982	8,210	80,772	97,838	2,344	41.72
Delaware VIP Smid Cap Growth	66,393	6,957	127,231	158,557	4,896	32.39
DFA VA Global Bond	179,197	958	178,234	176,074	16,532	10.65
DFA VA International Small Portfolio	170,609	4,901	197,569	216,158	17,589	12.29
DFA VA International Value Portfolio	423,347	6,723	417,207	443,779	33,645	13.19
DFA VA Short Term Fixed Portfolio	729,256	62,826	733,758	732,783	71,912	10.19
DFA VA U.S. Large Value Portfolio	955,630	23,202	975,558	1,063,151	48,589	21.88
DFA VA U.S. Targeted Value	294,555	23,586	328,378	396,137	21,117	18.76
Dreyfus Appreciation	41,024	147,990	163,653	241,095	5,028	47.95
Dreyfus Midcap Stock	15,295	120,518	376,903	672,200	32,209	20.87
Dreyfus Quality Bond	23,025	17,728	242,065	250,163	21,111	11.85
Dreyfus Socially Responsible	1,608	6,915	83,832	121,504	2,756	44.08
Dreyfus Stock Index	98,861	79,425	330,663	498,653	12,195	40.89
Dreyfus Technology Growth	—	16,729	52,223	85,939	4,676	18.38
DWS Alternative Asset Allocation VIP A1	37,463	98	37,364	37,916	2,758	13.75
DWS Global Income Builder VIP A	208,389	779,565	3,733,407	4,606,492	168,736	27.30
DWS International VIP A	326,681	448,347	4,040,495	3,628,978	400,550	9.06
Federated High Income Bond	26,936	43,768	267,913	311,346	43,545	7.15
Federated Managed Volatility II	4,712	13,228	103,745	134,070	11,865	11.30
Fidelity Contrafund	297,657	346,304	1,283,802	1,956,736	56,965	34.35
Fidelity Energy	163,540	149,483	223,656	250,019	10,440	23.95
Fidelity Equity-Income	28,821	38,073	200,564	279,043	11,982	23.29
Fidelity Financial Services	55,657	50	55,609	59,458	6,373	9.33
Fidelity Growth	5,416	92,698	387,830	657,542	11,508	57.14
Fidelity Growth & Income	16,528	100,326	365,102	521,683	27,256	19.14
Fidelity Growth Opportunities	3,039	47,449	173,280	307,122	10,251	29.96
Fidelity Investment Grade Bond	2,519	3	2,515	2,423	196	12.36
Fidelity Mid Cap I	120,498	28,259	93,384	100,759	2,769	36.39
Fidelity Real Estate	52,084	2,022	50,220	45,439	2,779	16.35

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2013
	December 31, 2013		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Fidelity Strategic Income	$24,014	$76	$23,938	$23,033	2,056	$11.20
Fidelity Technology	125,626	301	138,562	149,217	12,004	12.43
Fidelity VIP Money Market Service Class	200,663	331,178	759,006	759,006	759,006	1.00
Franklin Income Securities Fund Class I1	175,382	250	175,131	183,917	11,133	16.52
Franklin Income Securities Fund Class II	23,581	51,143	271,434	318,618	19,827	16.07
Franklin Rising Dividends	99,409	1,100	101,434	109,154	3,879	28.14
Franklin Small-Mid Cap Growth II	31,666	66,930	267,982	468,151	17,237	27.16
Franklin Strategic Income Securities	260,923	99,386	250,101	245,044	19,386	12.64
Franklin U.S. Government I	31,312	34,376	6,371	6,107	473	12.91
Franklin U.S. Government II	121,403	156,635	664,586	645,576	51,034	12.65
ING Global Resources	789	9,451	93,827	87,391	4,149	21.06
ING JP Morgan Emerging Markets Equity I	3,821	17,928	92,166	93,081	4,873	19.10
Invesco American Franchise Fund I1	1,691	14,054	182,470	238,335	4,707	50.63
Invesco Balanced-Risk Allocation I1	27,930	24	27,905	28,091	2,284	12.30
Invesco Comstock[1]	161,914	317	161,634	178,910	10,080	17.75
Invesco Core Equity	56,913	115	56,804	61,582	1,603	38.43
Invesco Global Real Estate	176,825	42,473	395,533	493,141	32,253	15.29
Invesco International Growth I	17,948	21,233	198,521	250,324	7,086	35.32
Invesco International Growth II	19,375	55,780	221,384	315,948	9,058	34.88
Invesco Mid Cap Core Equity Fund	44,307	237	44,095	49,519	3,273	15.13
Invesco Mid Cap Growth Fund I1	—	21,336	—	—	—	5.35
Invesco Mid Cap Growth Fund II1	319	48,273	23,206	46,190	8,666	5.33
Invesco Small Cap Equity I	32,957	229	40,267	51,430	2,022	25.44
Janus Aspen Enterprise Portfolio	67,371	37,556	50,617	60,904	1,034	58.96
Janus Aspen Flexible Bond	157,053	27,418	221,408	213,855	18,093	11.82
Janus Aspen Overseas International	17,023	97	16,925	18,142	432	42.02
Janus Aspen Perkins Mid Cap Value Portfolio	71,211	706	112,768	135,203	7,005	19.30
JP Morgan Insurance Trust International Equity I	12,479	27,849	191,890	234,009	19,648	11.91
JP Morgan Insurance Trust Mid Cap Value I	205,803	101,108	473,464	648,705	61,373	10.57
JP Morgan Insurance Trust U.S. Equity I	1,792	16,420	83,344	136,455	5,755	23.71
Merger VL1	40,383	69	40,315	40,923	3,748	10.92
MFS Government Securities Portfolio[1]	—	15,746	—	—	—	12.73
MFS Growth Series	308,407	6,331	316,503	394,068	10,087	39.07
MFS International Growth Portfolio	66,040	281	79,001	85,267	5,773	14.77
MFS International Value Portfolio	267,623	63,918	285,591	328,174	15,013	21.86
MFS New Discovery Series	51,196	107	51,101	57,166	2,462	23.22
MFS Utilities Series	233,845	6,184	617,278	697,316	21,873	31.88
Mutual Global Discovery Securities	104,356	23,989	145,289	155,369	6,665	23.31
Mutual Shares Securities	6,822	32,929	173,750	275,463	12,734	21.63
Mutual Shares Securities I	99,213	440	98,825	113,647	5,185	21.92
PIMCO All Asset Institutional Class	1,101,333	102,062	1,001,185	970,746	88,410	10.98
PIMCO CommodityRealReturn Strat. Institutional Class	120,938	103,646	172,361	156,346	26,233	5.96

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2013
	December 31, 2013		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Value[2]
PIMCO Emerging Markets Bond Institutional Class	$396,440	$421,256	$371,521	$355,953	26,485	$13.44
PIMCO Foreign Bond (Unhedged) Institutional Class[1]	16,599	15,409	—	—	—	10.74
PIMCO Global Bond (Unhedged) Institutional Class	307,916	6,476	300,958	278,719	22,586	12.34
PIMCO Global Multi-Asset Institutional Class	95	18	3,042	2,737	242	11.34
PIMCO Low Duration Institutional Class	320,235	60,706	417,383	414,213	39,040	10.61
PIMCO Real Return Institutional Class	211,351	91,660	255,313	235,611	18,699	12.60
PIMCO Total Return Institutional Class	1,472,107	310,812	1,315,386	1,302,596	118,633	10.98
PIMCO Unconstrained Bond Institutional Class	919,452	64,935	870,021	855,649	83,478	10.25
Pioneer Bond VCT Class I	381,534	607,797	3,522,332	3,407,441	309,487	11.01
Pioneer Emerging Markets VCT Class II	3,428	6,908	42,812	53,450	2,161	24.73
Pioneer Equity Income VCT Class II	14,377	30,399	79,086	105,539	3,880	27.20
Pioneer Fund VCT Class I	1,992,488	4,582,848	24,510,711	29,935,062	1,140,383	26.25
Pioneer High Yield VCT Class II	42,057	57,225	173,903	168,892	16,178	10.44
Pioneer Mid Cap Value VCT Class I	103,387	550,120	2,808,707	3,620,224	157,676	22.96
Pioneer Select Mid Cap Growth VCT Class I1	1,177,401	2,551,655	14,751,603	21,565,133	657,875	32.78
Pioneer Strategic Income VCT Class I	173,598	4,638	247,257	242,232	23,359	10.37
Pioneer Strategic Income VCT Class II	121,871	110,481	421,763	411,667	39,774	10.35
Royce Capital Micro-Cap	9,304	134	24,512	28,637	2,231	12.83
Royce Capital Small-Cap	145,102	38,696	125,453	141,060	10,134	13.92
Sentinel VP Common Stock	20,804	7	20,797	19,980	1,087	18.39
Symetra DFA International Core Equity Fund[1]	—	9,637	—	—	—	—
Symetra DoubleLine Emerging Markets Income Fund[1]	400,369	724,183	—	—	—	—
Symetra DoubleLine Total Return Fund[1]	1,454,204	1,901,769	—	—	—	—
Symetra Yacktman Focused Fund[1]	1,171,648	1,828,127	—	—	—	—
T. Rowe Price Blue Chip Growth	567,870	65,321	645,678	746,398	39,326	18.98
T. Rowe Price Equity Income Portfolio	325,138	1,910	373,189	413,100	14,520	28.45
T. Rowe Price Health Sciences Portfolio	500,511	180,039	584,338	695,232	22,683	30.65
T. Rowe Price International Stock Portfolio	189,977	24	191,513	192,979	12,276	15.72
T. Rowe Price New America Growth Portfolio	706,692	70,804	704,512	702,893	26,454	26.57
Templeton Developing Markets I	192,261	49,565	203,022	202,062	19,694	10.26
Templeton Developing Markets II	12,609	24,954	177,817	257,954	25,314	10.19
Templeton Foreign Securities	69,863	28,208	67,054	79,081	4,503	17.56
Templeton Global Bond Securities I	940,304	54,192	1,003,285	990,291	51,713	19.15
Templeton Growth Securities II	11,762	10,235	37,888	55,508	3,644	15.23
Van Eck VIP Global Hard Assets	310,303	5,515	329,083	346,579	11,041	31.39
Van Eck VIP Multi Manager Alternative	33,912	5,839	60,661	63,549	6,152	10.33
Vanguard Balanced	1,148,591	61,091	1,087,805	1,176,610	49,730	23.66
Vanguard Capital Growth	261,241	44,884	275,756	316,938	13,430	23.60
Vanguard Equity Income	1,304,712	105,322	1,390,982	1,506,444	67,372	22.36
Vanguard Equity Index	2,082,606	259,052	1,871,240	2,021,679	64,180	31.50
Vanguard High Yield Bond	881,128	1,126,262	1,099,218	1,117,114	135,573	8.24

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2013
	December 31, 2013		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Vanguard International	$166,201	$41,444	$139,410	$160,786	7,217	$22.28
Vanguard Mid-Cap Index	1,542,033	41,157	1,523,288	1,649,667	79,425	20.77
Vanguard Money Market	11,442,140	10,022,853	1,779,887	1,779,887	1,779,887	1.00
Vanguard REIT Index	519,849	83,561	512,158	487,413	41,063	11.87
Vanguard Short Term Investment Grade	1,565,798	959,608	636,869	643,816	60,282	10.68
Vanguard Small Company Growth	58,182	19,470	39,742	49,473	1,839	26.90
Vanguard Total Bond Market Index	337,741	340,124	352,429	346,896	29,573	11.73
Vanguard Total Stock Market Index	562,735	192,242	449,806	509,643	15,922	32.01
Virtus International Series I1	2,825	3	2,822	2,823	155	18.22
Virtus Multi-Sector Fixed Income Series I1	28,394	3,430	25,061	25,011	2,624	9.53
Virtus Premium AlphaSector Series I1	24,988	3,090	22,160	25,181	1,893	13.30
Virtus Real Estate Securities Series I1	14,831	42	14,782	12,384	531	23.30
Virtus Small-Cap Growth Series I1	10,563	4	10,559	10,917	502	21.75
1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2Net asset values represent the amounts published by the underlying Mutual Funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units Outstanding for the years ended December 31, 2013 and 2012 were as follows:

	2013			2012
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Resource Variable Account B
American Century Balanced	1,416	(9,672)	(8,256)	4,953	(8,651)	(3,698)
American Century International	418	(4,340)	(3,922)	3,763	(12,937)	(9,174)
American Century Ultra I	—	—	—	—	(2,649)	(2,649)
American Century Ultra II1	—	(1,902)	(1,902)	2,464	(562)	1,902
American Century Value	2,013	(1,343)	670	43	(1,891)	(1,848)
Dreyfus Appreciation	252	(11,130)	(10,878)	137	(5,615)	(5,478)
Dreyfus Midcap Stock	348	(6,003)	(5,655)	498	(4,910)	(4,412)
Dreyfus Quality Bond	914	(835)	79	4,434	(8,929)	(4,495)
Dreyfus Socially Responsible	29	(583)	(554)	17	(2,282)	(2,265)
Dreyfus Stock Index	4,943	(3,940)	1,003	1,754	(10,196)	(8,442)
Dreyfus Technology Growth	—	(2,668)	(2,668)	—	(4,949)	(4,949)
DWS Global Income Builder VIP A	4,036	(25,685)	(21,649)	3,752	(31,017)	(27,265)
DWS International VIP A	8,075	(22,823)	(14,748)	5,380	(48,492)	(43,112)
Federated High Income Bond	174	(1,538)	(1,364)	857	(2,579)	(1,722)
Federated Managed Volatility II	47	(525)	(478)	34	(151)	(117)
Fidelity Contrafund	696	(13,384)	(12,688)	2,357	(19,492)	(17,135)
Fidelity Equity-Income	264	(1,839)	(1,575)	861	(9,243)	(8,382)
Fidelity Growth	384	(9,673)	(9,289)	936	(11,872)	(10,936)
Fidelity Growth & Income	538	(7,021)	(6,483)	2,613	(10,967)	(8,354)
Fidelity Growth Opportunities	163	(3,197)	(3,034)	224	(11,798)	(11,574)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2013			2012
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Fidelity VIP Money Market Service Class	19,175	(30,642)	(11,467)	6,539	(28,543)	(22,004)
Franklin Income Securities Fund Class II	176	(3,083)	(2,907)	757	(16,396)	(15,639)
Franklin Small-Mid Cap Growth II	294	(5,470)	(5,176)	1,351	(6,953)	(5,602)
Franklin U.S. Government II	6,065	(9,051)	(2,986)	6,009	(16,172)	(10,163)
ING Global Resources	—	(245)	(245)	—	(522)	(522)
ING JP Morgan Emerging Markets Equity I	26	(655)	(629)	20	(218)	(198)
Invesco American Franchise Fund I1	81	(1,151)	(1,070)	21,746	(570)	21,176
Invesco Global Real Estate	199	(999)	(800)	85	(3,438)	(3,353)
Invesco International Growth I	—	(168)	(168)	364	(957)	(593)
Invesco International Growth II	1,279	(3,893)	(2,614)	236	(8,720)	(8,484)
Invesco Mid Cap Growth Fund I1	—	(1,124)	(1,124)	1,230	(106)	1,124
Invesco Mid Cap Growth Fund II1	14	(3,954)	(3,940)	8,074	(718)	7,356
JP Morgan Insurance Trust International Equity I	431	(1,257)	(826)	836	(3,177)	(2,341)
JP Morgan Insurance Trust Mid Cap Value I	590	(1,359)	(769)	1,571	(4,905)	(3,334)
JP Morgan Insurance Trust U.S. Equity I	13	(1,298)	(1,285)	1,192	(3,210)	(2,018)
Mutual Shares Securities	77	(1,812)	(1,735)	92	(11,724)	(11,632)
Pioneer Bond VCT Class I	4,965	(14,505)	(9,540)	13,704	(22,170)	(8,466)
Pioneer Emerging Markets VCT Class II	172	(372)	(200)	50	(1,734)	(1,684)
Pioneer Equity Income VCT Class II	785	(1,959)	(1,174)	1,700	(692)	1,008
Pioneer Fund VCT Class I	5,777	(62,249)	(56,472)	8,574	(68,256)	(59,682)
Pioneer High Yield VCT Class II	1,479	(3,578)	(2,099)	—	(602)	(602)
Pioneer Mid Cap Value VCT Class I	2,398	(16,589)	(14,191)	1,990	(14,184)	(12,194)
Pioneer Select Mid Cap Growth VCT Class I1	5,584	(35,846)	(30,262)	6,142	(56,418)	(50,276)
Pioneer Strategic Income VCT Class II	6,532	(6,951)	(419)	2,838	(11,638)	(8,800)
Templeton Developing Markets II	314	(953)	(639)	50	(2,065)	(2,015)
Templeton Growth Securities II	685	(637)	48	81	(380)	(299)
Symetra True Variable Annuity
AllianceBernstein VPS Real Estate	15,596	(4,579)	11,017	1,022	—	1,022
AllianceBernstein VPS Small Cap Growth	148	(1,391)	(1,243)	3,296	—	3,296
AllianceBernstein VPS Small/Mid Cap Value	7,836	(143)	7,693	—	—	—
ALPS/Alerian Energy Infrastructure-Class I1	1,542	—	1,542	—	—	—
American Century Mid Cap Value	1,640	—	1,640	1,109	—	1,109
American Century Value	457	(51)	406	—	—	—
American Funds IS Global Growth and Income Fund[1]	33,561	—	33,561	—	—	—
American Funds IS Growth Fund[1]	11,803	(521)	11,282	—	—	—
American Funds IS Growth-Income Fund[1]	7,874	(1,138)	6,736	—	—	—
American Funds IS International Fund[1]	11,128	—	11,128	—	—	—
American Funds IS New World Fund[1]	135,860	(127,903)	7,957	—	—	—
BlackRock Capital Appreciation I	167	(1,009)	(842)	1,009	—	1,009

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2013			2012
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
BlackRock Global Allocation I	9,167	(2,292)	6,875	4,716	(719)	3,997
BlackRock High Yield I	9,830	(454)	9,376	2,787	(1,013)	1,774
Calvert EAFE International Index	99,283	—	99,283	—	—	—
Calvert Russell 2000 Small Cap Index	95,680	(8)	95,672	—	—	—
Columbia Income Opportunities	285	(440)	(155)	6,630	—	6,630
Columbia International Opportunity	8,916	(577)	8,339	—	—	—
Columbia Mid Cap Growth[1]	—	(4,938)	(4,938)	4,938	—	4,938
Columbia Mid Cap Growth Opportunity[1]	4,938	—	4,938	—	—	—
Columbia Small Cap Value	435	(2,070)	(1,635)	1,829	—	1,829
Delaware VIP Emerging Markets	34,453	(584)	33,869	1,199	(519)	680
Delaware VIP Intl Value Equity	2,832	(245)	2,587	283	(4)	279
Delaware VIP Small Cap Value	3,978	(1,116)	2,862	3,874	—	3,874
Delaware VIP Smid Cap Growth	4,935	(601)	4,334	6,665	(1)	6,664
DFA VA Global Bond	17,511	(59)	17,452	—	—	—
DFA VA International Small Portfolio	12,439	(466)	11,973	2,695	—	2,695
DFA VA International Value Portfolio	31,301	(471)	30,830	—	—	—
DFA VA Short Term Fixed Portfolio	73,785	(6,990)	66,795	6,716	—	6,716
DFA VA U.S. Large Value Portfolio	64,239	(1,463)	62,776	3,375	—	3,375
DFA VA U.S. Targeted Value	20,765	(1,550)	19,215	4,529	—	4,529
Dreyfus Appreciation	3,154	(266)	2,888	440	—	440
DWS Alternative Asset Allocation VIP A1	3,876	—	3,876	—	—	—
Fidelity Contrafund	21,582	(669)	20,913	19,397	(2,477)	16,920
Fidelity Energy	12,350	(10,995)	1,355	26,115	(9,549)	16,566
Fidelity Financial Services	3,953	—	3,953	—	—	—
Fidelity Investment Grade Bond	243	—	243	—	—	—
Fidelity Mid Cap I	8,878	(1,994)	6,884	—	—	—
Fidelity Real Estate	4,399	(153)	4,246	—	—	—
Fidelity Strategic Income	2,178	—	2,178	—	—	—
Fidelity Technology	9,949	—	9,949	1,218	—	1,218
Franklin Income Securities Fund Class I1	17,093	(363)	16,730	—	—	—
Franklin Rising Dividends	7,689	(70)	7,619	279	—	279
Franklin Strategic Income Securities	22,551	(9,344)	13,207	14,484	(5,615)	8,869
Franklin U.S. Government I	3,108	(3,417)	(309)	932	—	932
Invesco Balanced-Risk Allocation I1	2,837	—	2,837	—	—	—
Invesco Comstock[1]	11,866	—	11,866	—	—	—
Invesco Core Equity	4,414	—	4,414	—	—	—
Invesco Global Real Estate	13,374	(1,006)	12,368	3,017	(232)	2,785
Invesco International Growth I	1,443	(1,456)	(13)	13,274	—	13,274
Invesco Mid Cap Core Equity Fund	3,615	—	3,615	—	—	—
Invesco Small Cap Equity I	2,659	—	2,659	697	—	697
Janus Aspen Enterprise Portfolio	5,672	(2,916)	2,756	1,515	—	1,515
Janus Aspen Flexible Bond	14,610	(2,568)	12,042	15,081	(6,247)	8,834
Janus Aspen Overseas International	1,398	—	1,398	—	—	—
Janus Aspen Perkins Mid Cap Value Portfolio	6,025	(11)	6,014	3,951	—	3,951

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2013			2012
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
JP Morgan Insurance Trust Mid Cap Value I	14,665	(4,817)	9,848	9,276	—	9,276
Merger VL1	3,970	—	3,970	—	—	—
MFS Government Securities Portfolio[1]	—	(1,564)	(1,564)	2,706	(1,142)	1,564
MFS Growth Series	26,050	(345)	25,705	1,210	—	1,210
MFS International Growth Portfolio	5,343	—	5,343	1,219	—	1,219
MFS International Value Portfolio	21,079	(4,774)	16,305	6,519	—	6,519
MFS New Discovery Series	3,668	—	3,668	—	—	—
MFS Utilities Series	16,985	(264)	16,721	54,056	(18,333)	35,723
Mutual Global Discovery Securities	7,221	(1,976)	5,245	5,811	(2)	5,809
Mutual Shares Securities I	8,043	(1)	8,042	—	—	—
PIMCO All Asset Institutional Class	97,770	(9,800)	87,970	993	(357)	636
PIMCO CommodityRealReturn Strat. Institutional Class	12,445	(9,845)	2,600	18,101	(3,828)	14,273
PIMCO Emerging Markets Bond Institutional Class	37,975	(40,999)	(3,024)	54,809	(16,782)	38,027
PIMCO Foreign Bond (Unhedged) Institutional Class[1]	1,592	(1,592)	—	—	—	—
PIMCO Global Bond (Unhedged) Institutional Class	30,428	(548)	29,880	—	—	—
PIMCO Global Multi-Asset Institutional Class	—	—	—	279	—	279
PIMCO Low Duration Institutional Class	32,553	(7,361)	25,192	15,404	(11)	15,393
PIMCO Real Return Institutional Class	22,253	(10,733)	11,520	13,951	—	13,951
PIMCO Total Return Institutional Class	142,641	(30,521)	112,120	17,286	(1,397)	15,889
PIMCO Unconstrained Bond Institutional Class	88,835	(6,788)	82,047	1,604	—	1,604
Pioneer Strategic Income VCT Class I	15,493	(362)	15,131	7,491	(10)	7,481
Royce Capital Micro-Cap	767	(2)	765	1,455	—	1,455
Royce Capital Small-Cap	11,212	(2,939)	8,273	1,665	(398)	1,267
Sentinel VP Common Stock	1,405	—	1,405	—	—	—
Symetra DFA International CORE Equity Fund[1]	—	(791)	(791)	1,014	(223)	791
Symetra DoubleLine Emerging Markets Income Fund[1]	35,789	(70,754)	(34,965)	53,196	(18,231)	34,965
Symetra DoubleLine Total Return Fund[1]	137,555	(188,093)	(50,538)	70,860	(20,322)	50,538
Symetra Yacktman Focused Fund[1]	70,164	(141,764)	(71,600)	73,596	(1,996)	71,600
T. Rowe Price Blue Chip Growth	42,899	(5,239)	37,660	13,715	(740)	12,975
T. Rowe Price Equity Income Portfolio	24,877	(370)	24,507	4,531	—	4,531
T. Rowe Price Health Sciences Portfolio	34,724	(11,377)	23,347	28,361	(9,230)	19,131
T. Rowe Price International Stock Portfolio	14,797	(20)	14,777	139	—	139
T. Rowe Price New America Growth Portfolio	47,904	(5,473)	42,431	5,387	—	5,387
Templeton Developing Markets I	19,130	(6,974)	12,156	5,755	(7)	5,748
Templeton Foreign Securities	5,539	(1,973)	3,566	1,815	—	1,815
Templeton Global Bond Securities I	82,682	(5,354)	77,328	11,392	(485)	10,907
Van Eck VIP Global Hard Assets	26,252	(401)	25,851	2,180	—	2,180
Van Eck VIP Multi Manager Alternative	3,389	(556)	2,833	3,223	—	3,223

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2013			2012
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Vanguard Balanced	128,611	(35,969)	92,642	—	—	—
Vanguard Capital Growth	19,362	(3,427)	15,935	4,942	—	4,942
Vanguard Equity Income	110,592	(18,845)	91,747	19,868	(2,792)	17,076
Vanguard Equity Index	162,524	(20,807)	141,717	3,068	(947)	2,121
Vanguard High Yield Bond	74,852	(103,259)	(28,407)	202,122	(74,226)	127,896
Vanguard International	13,472	(3,462)	10,010	1,247	—	1,247
Vanguard Mid-Cap Index	114,770	(3,821)	110,949	2,545	(886)	1,659
Vanguard Money Market	1,207,234	(1,064,075)	143,159	187,216	(151,068)	36,148
Vanguard REIT Index	46,892	(8,349)	38,543	11,049	(3,860)	7,189
Vanguard Short Term Investment Grade	157,207	(97,612)	59,595	3,216	—	3,216
Vanguard Small Company Growth	4,604	(1,500)	3,104	—	—	—
Vanguard Total Bond Market Index	33,737	(33,615)	122	54,889	(19,726)	35,163
Vanguard Total Stock Market Index	50,634	(21,549)	29,085	6,627	—	6,627
Virtus International Series I1	280	—	280	—	—	—
Virtus Multi-Sector Fixed Income Series I1	2,877	(341)	2,536	—	—	—
Virtus Premium AlphaSector Series I1	2,450	(267)	2,183	—	—	—
Virtus Real Estate Securities Series I1	1,379	—	1,379	—	—	—
Virtus Small-Cap Growth Series I1	863	(10)	853	—	—	—

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES
The following table summarizes the Unit values and Units outstanding for sub-accounts by variable annuity product, net investment income ratios, and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2013.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AllianceBernstein VPS Real Estate
Symetra True Variable Annuity
2013	$11.162	12,039	$134,380	1.80%	0.60%	3.57%
2012	10.777	1,022	11,013	0.00%	0.60%	7.77%
AllianceBernstein VPS Small Cap Growth
Symetra True Variable Annuity
2013	15.303	2,053	31,409	0.00%	0.60%	44.79%
2012	10.569	3,296	34,839	0.00%	0.60%	5.69%
AllianceBernstein VPS Small/Mid Cap Value
Symetra True Variable Annuity
2013	15.637	7,693	120,292	0.64%	0.60%	37.24%
2012	11.394	—	—	0.00%	0.60%	13.94%
ALPS/Alerian Energy Infrastructure-Class I1
Symetra True Variable Annuity
2013	10.880	1,542	16,777	0.00%	0.60%	8.80%
American Century Balanced
Resource Variable Account B
2013	16.307	33,338	543,633	1.59%	1.25%	15.97%
2012	14.062	41,594	584,871	2.07%	1.25%	10.41%
2011	12.736	45,292	576,854	1.86%	1.25%	4.03%
2010	12.243	57,255	700,992	1.87%	1.25%	10.25%
2009	11.105	67,717	751,992	5.23%	1.25%	14.05%
American Century International
Resource Variable Account B
2013	13.265	41,685	552,939	1.70%	1.25%	20.89%
2012	10.973	45,607	500,420	0.90%	1.25%	19.66%
2011	9.170	54,781	502,382	1.55%	1.25%	(13.14)%
2010	10.557	70,645	745,808	2.36%	1.25%	11.89%
2009	9.435	79,351	748,717	2.14%	1.25%	32.11%
American Century Mid Cap Value
Symetra True Variable Annuity
2013	14.233	2,749	39,124	1.25%	0.60%	29.34%
2012	11.004	1,109	12,205	0.84%	0.60%	10.04%
American Century Ultra I1
Resource Variable Account B
2013	19.935	—	—	0.00%	1.25%	35.37%
2012	14.726	—	—	0.00%	1.25%	12.51%
2011	13.089	2,649	34,667	0.00%	1.25%	(0.19)%
2010	13.114	2,838	37,222	0.51%	1.25%	14.64%
2009	11.439	3,022	34,572	0.28%	1.25%	32.81%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Ultra II1
Resource Variable Account B
2013	$16.083	—	$—	1.44%	1.25%	35.22%
2012	11.894	1,902	22,618	0.00%	1.25%	12.37%
2011	10.585	—	—	0.00%	1.25%	(0.39)%
2010	10.626	—	—	0.00%	1.25%	14.38%
2009	9.290	—	—	0.00%	1.25%	(23.44)%
American Century Value
Resource Variable Account B
2013	20.075	10,458	209,946	1.67%	1.25%	30.09%
2012	15.432	9,788	151,038	1.90%	1.25%	13.15%
2011	13.638	11,636	158,707	2.03%	1.25%	(0.24)%
2010	13.671	11,963	163,554	2.12%	1.25%	12.02%
2009	12.204	15,972	194,943	5.55%	1.25%	18.37%
Symetra True Variable Annuity
2013	14.260	406	5,783	1.58%	0.60%	30.93%
2012	10.891	—	—	0.00%	0.60%	8.91%
American Funds IS Global Growth and Income Fund[1]
Symetra True Variable Annuity
2013	11.746	33,561	394,213	18.48%	0.60%	17.46%
American Funds IS Growth Fund[1]
Symetra True Variable Annuity
2013	12.427	11,282	14,206	1.05%	0.60%	24.27%
American Funds IS Growth-Income Fund[1]
Symetra True Variable Annuity
2013	12.752	6,736	85,899	3.29%	0.60%	27.52%
American Funds IS International Fund[1]
Symetra True Variable Annuity
2013	11.669	11,128	129,848	1.59%	0.60%	16.69%
American Funds IS New World Fund[1]
Symetra True Variable Annuity
2013	10.952	7,957	87,150	0.92%	0.60%	9.52%
BlackRock Capital Appreciation I
Symetra True Variable Annuity
2013	14.148	167	2,358	0.00%	0.60%	33.02%
2012	10.636	1,009	10,729	0.76%	0.60%	6.36%
BlackRock Global Allocation I
Symetra True Variable Annuity
2013	12.235	10,872	133,016	1.42%	0.60%	14.07%
2012	10.726	3,997	42,874	2.21%	0.60%	7.26%
BlackRock High Yield I
Symetra True Variable Annuity
2013	11.842	11,150	132,037	5.75%	0.60%	8.67%
2012	10.897	1,774	19,327	1.61%	0.60%	8.97%
Calvert EAFE International Index
Symetra True Variable Annuity
2013	14.093	99,283	1,399,183	2.26%	0.60%	20.02%
2012	11.742	—	—	0.00%	0.60%	17.42%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Calvert Russell 2000 Small Cap Index
Symetra True Variable Annuity
2013	$15.087	95,672	$1,443,385	2.40%	0.60%	37.07%
2012	11.007	—	—	0.00%	0.60%	10.07%
Columbia Income Opportunities
Symetra True Variable Annuity
2013	11.414	6,475	73,909	12.78%	0.60%	4.47%
2012	10.926	6,630	72,438	0.00%	0.60%	9.26%
Columbia International Opportunity
Symetra True Variable Annuity
2013	14.164	8,339	118,111	1.57%	0.60%	22.12%
2012	11.598	—	—	0.00%	0.60%	15.98%
Columbia Mid Cap Growth[1]
Symetra True Variable Annuity
2013	11.260	—	—	0.11%	0.60%	8.23%
2012	10.404	4,938	51,380	0.00%	0.60%	4.04%
Columbia Mid Cap Growth Opportunity[1]
Symetra True Variable Annuity
2013	13.572	4,938	67,024	0.00%	0.60%	20.53%
Columbia Small Cap Value
Symetra True Variable Annuity
2013	14.887	194	2,887	1.30%	0.60%	33.42%
2012	11.158	1,829	20,410	0.00%	0.60%	11.58%
Delaware VIP Emerging Markets
Symetra True Variable Annuity
2013	12.691	34,549	438,456	1.76%	0.60%	9.48%
2012	11.592	680	7,883	0.00%	0.60%	15.92%
Delaware VIP Intl Value Equity
Symetra True Variable Annuity
2013	14.045	2,866	40,251	1.72%	0.60%	22.05%
2012	11.508	279	3,208	0.00%	0.60%	15.08%
Delaware VIP Small Cap Value
Symetra True Variable Annuity
2013	14.526	6,736	97,838	0.76%	0.60%	32.72%
2012	10.945	3,874	42,401	0.00%	0.60%	9.45%
Delaware VIP Smid Cap Growth
Symetra True Variable Annuity
2013	14.417	10,998	158,557	0.02%	0.60%	40.48%
2012	10.263	6,664	68,395	0.00%	0.60%	2.63%
DFA VA Global Bond
Symetra True Variable Annuity
2013	10.089	17,452	176,074	0.66%	0.60%	(0.94)%
2012	10.185	—	—	0.00%	0.60%	1.85%
DFA VA International Small Portfolio
Symetra True Variable Annuity
2013	14.737	14,668	216,158	4.39%	0.60%	26.31%
2012	11.667	2,695	31,444	4.90%	0.60%	16.67%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
DFA VA International Value Portfolio
Symetra True Variable Annuity
2013	$14.394	30,830	$443,779	5.35%	0.60%	20.92%
2012	11.904	—	—	0.00%	0.60%	19.04%
DFA VA Short Term Fixed Portfolio
Symetra True Variable Annuity
2013	9.968	73,511	732,783	0.35%	0.60%	(0.35)%
2012	10.003	6,716	67,179	0.86%	0.60%	0.03%
DFA VA U.S. Large Value Portfolio
Symetra True Variable Annuity
2013	16.072	66,151	1,063,151	2.48%	0.60%	39.98%
2012	11.482	3,375	38,746	2.61%	0.60%	14.82%
DFA VA U.S. Targeted Value
Symetra True Variable Annuity
2013	16.683	23,744	396,137	1.44%	0.60%	43.76%
2012	11.605	4,529	52,563	3.59%	0.60%	16.05%
Dreyfus Appreciation
Resource Variable Account B
2013	14.815	13,465	199,476	1.82%	1.25%	19.60%
2012	12.387	24,343	301,537	3.66%	1.25%	9.05%
2011	11.359	29,821	338,731	1.66%	1.25%	7.67%
2010	10.550	31,126	328,399	2.23%	1.25%	13.88%
2009	9.264	38,774	359,207	2.53%	1.25%	21.03%
Symetra True Variable Annuity
2013	12.506	3,328	41,619	2.35%	0.60%	20.38%
2012	10.389	440	4,572	0.58%	0.60%	3.89%
Dreyfus Midcap Stock
Resource Variable Account B
2013	21.861	30,748	672,200	1.38%	1.25%	33.32%
2012	16.398	36,403	596,935	0.47%	1.25%	18.18%
2011	13.875	40,815	566,330	0.52%	1.25%	(0.85)%
2010	13.994	44,537	623,268	0.99%	1.25%	25.52%
2009	11.149	49,550	552,439	1.46%	1.25%	33.83%
Dreyfus Quality Bond
Resource Variable Account B
2013	17.234	14,516	250,163	2.81%	1.25%	(2.76)%
2012	17.724	14,437	255,893	2.98%	1.25%	5.66%
2011	16.774	18,932	317,557	3.68%	1.25%	5.70%
2010	15.869	24,503	388,842	3.91%	1.25%	7.03%
2009	14.827	28,642	424,672	4.81%	1.25%	13.53%
Dreyfus Socially Responsible
Resource Variable Account B
2013	10.294	11,804	121,504	1.23%	1.25%	32.69%
2012	7.758	12,358	95,878	0.81%	1.25%	10.58%
2011	7.016	14,623	102,607	0.89%	1.25%	(0.36)%
2010	7.041	15,428	108,630	0.90%	1.25%	13.40%
2009	6.209	17,900	111,144	0.96%	1.25%	32.08%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Stock Index
Resource Variable Account B
2013	$20.869	23,894	$498,653	1.58%	1.25%	30.07%
2012	16.045	22,891	367,274	1.69%	1.25%	14.04%
2011	14.070	31,333	440,866	1.57%	1.25%	0.36%
2010	14.019	34,875	488,940	1.57%	1.25%	13.11%
2009	12.394	37,314	462,477	1.77%	1.25%	24.48%
Dreyfus Technology Growth
Resource Variable Account B
2013	7.217	11,908	85,939	0.00%	1.25%	31.15%
2012	5.503	14,576	80,204	0.00%	1.25%	14.19%
2011	4.819	19,525	94,106	0.00%	1.25%	(8.92)%
2010	5.291	21,273	112,576	0.00%	1.25%	28.30%
2009	4.124	27,244	112,353	0.46%	1.25%	55.74%
DWS Alternative Asset Allocation VIP A1
Symetra True Variable Annuity
2013	9.782	3,876	37,916	0.00%	0.60%	(2.18)%
DWS Global Income Builder VIP A
Resource Variable Account B
2013	30.415	151,455	4,606,492	2.09%	1.25%	15.18%
2012	26.407	173,104	4,571,130	1.57%	1.25%	11.57%
2011	23.668	200,369	4,742,464	1.60%	1.25%	(2.64)%
2010	24.311	226,309	5,501,994	3.27%	1.25%	9.85%
2009	22.132	251,805	5,573,186	3.82%	1.25%	21.89%
DWS International VIP A
Resource Variable Account B
2013	19.785	183,424	3,628,978	5.33%	1.25%	18.74%
2012	16.663	198,172	3,302,116	2.21%	1.25%	19.14%
2011	13.986	241,284	3,374,551	1.82%	1.25%	(17.71)%
2010	16.995	256,725	4,363,030	2.17%	1.25%	0.37%
2009	16.933	280,611	4,751,771	4.40%	1.25%	31.86%
Federated High Income Bond
Resource Variable Account B
2013	26.297	11,840	311,346	6.91%	1.25%	5.66%
2012	24.889	13,204	328,631	7.65%	1.25%	13.27%
2011	21.973	14,926	327,976	8.63%	1.25%	3.86%
2010	21.156	19,016	402,309	8.12%	1.25%	13.30%
2009	18.672	20,839	389,101	11.78%	1.25%	50.96%
Federated Managed Volatility II
Resource Variable Account B
2013	24.146	5,552	134,070	2.87%	1.25%	20.23%
2012	20.083	6,030	121,112	2.93%	1.25%	12.13%
2011	17.910	6,147	110,091	3.86%	1.25%	3.48%
2010	17.308	6,306	109,145	5.99%	1.25%	10.69%
2009	15.636	6,876	107,518	7.80%	1.25%	26.68%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Contrafund
Resource Variable Account B
2013	$26.948	52,916	$1,425,984	0.99%	1.25%	29.66%
2012	20.784	65,604	1,363,546	1.19%	1.25%	14.96%
2011	18.079	82,739	1,495,865	0.98%	1.25%	(3.73)%
2010	18.780	91,702	1,722,208	1.21%	1.25%	15.76%
2009	16.223	104,925	1,702,233	1.33%	1.25%	34.03%
Symetra True Variable Annuity
2013	14.028	37,834	530,752	1.45%	0.60%	30.49%
2012	10.750	16,921	181,895	1.62%	0.60%	7.50%
Fidelity Energy
Symetra True Variable Annuity
2013	13.951	17,921	250,019	1.15%	0.60%	23.73%
2012	11.275	16,566	186,780	3.90%	0.60%	12.75%
Fidelity Equity-Income
Resource Variable Account B
2013	20.913	13,343	279,043	2.47%	1.25%	26.56%
2012	16.524	14,918	246,509	2.49%	1.25%	15.84%
2011	14.264	23,300	332,359	2.47%	1.25%	(0.28)%
2010	14.304	25,708	367,742	1.85%	1.25%	13.72%
2009	12.578	27,739	348,927	2.31%	1.25%	28.58%
Fidelity Financial Services
Symetra True Variable Annuity
2013	15.043	3,953	59,458	0.95%	0.60%	33.05%
2012	11.306	—	—	0.00%	0.60%	13.06%
Fidelity Growth
Resource Variable Account B
2013	10.864	60,525	657,542	0.28%	1.25%	34.64%
2012	8.069	69,814	563,311	0.58%	1.25%	13.27%
2011	7.124	80,750	575,291	0.36%	1.25%	(1.04)%
2010	7.199	91,669	659,941	0.27%	1.25%	22.64%
2009	5.870	104,442	613,132	0.43%	1.25%	26.70%
Fidelity Growth & Income
Resource Variable Account B
2013	15.884	32,844	521,683	1.82%	1.25%	31.90%
2012	12.042	39,327	473,563	2.12%	1.25%	17.09%
2011	10.284	47,681	490,381	1.76%	1.25%	0.34%
2010	10.249	50,947	522,150	0.70%	1.25%	13.45%
2009	9.034	59,979	541,865	1.14%	1.25%	25.63%
Fidelity Growth Opportunities
Resource Variable Account B
2013	14.520	21,151	307,122	0.30%	1.25%	36.18%
2012	10.662	24,185	257,869	0.35%	1.25%	18.13%
2011	9.026	35,759	322,788	0.15%	1.25%	1.03%
2010	8.934	40,858	365,060	0.21%	1.25%	22.20%
2009	7.311	44,432	324,872	0.48%	1.25%	44.03%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Investment Grade Bond
Symetra True Variable Annuity
2013	$9.980	243	$2,423	2.41%	0.60%	(2.37)%
2012	10.222	—	—	0.00%	0.60%	2.22%
Fidelity Mid Cap I
Symetra True Variable Annuity
2013	14.636	6,884	100,759	0.61%	0.60%	35.42%
2012	10.808	—	—	0.00%	0.60%	8.08%
Fidelity Real Estate
Symetra True Variable Annuity
2013	10.701	4,246	45,439	2.69%	0.60%	1.21%
2012	10.573	—	—	0.00%	0.60%	5.73%
Fidelity Strategic Income
Symetra True Variable Annuity
2013	10.577	2,178	23,033	6.67%	0.60%	(0.31)%
2012	10.610	—	—	0.00%	0.60%	6.10%
Fidelity Technology
Symetra True Variable Annuity
2013	13.362	11,167	149,217	0.41%	0.60%	27.04%
2012	10.518	1,218	12,807	0.00%	0.60%	5.18%
Fidelity VIP Money Market Service Class
Resource Variable Account B
2013	10.426	72,801	759,006	0.01%	1.25%	(1.23)%
2012	10.556	84,268	889,520	0.01%	1.25%	(1.24)%
2011	10.688	106,272	1,135,806	0.01%	1.25%	(1.23)%
2010	10.821	46,782	506,211	0.01%	1.25%	(1.17)%
2009	10.949	70,481	771,684	0.40%	1.25%	(0.77)%
Franklin Income Securities Fund Class I1
Symetra True Variable Annuity
2013	10.993	16,730	183,917	0.43%	0.60%	9.93%
Franklin Income Securities Fund Class II
Resource Variable Account B
2013	16.139	19,743	318,618	6.43%	1.25%	12.53%
2012	14.342	22,650	324,853	6.04%	1.25%	11.25%
2011	12.892	38,289	493,608	5.34%	1.25%	1.11%
2010	12.750	49,481	630,858	6.58%	1.25%	11.28%
2009	11.458	50,748	581,454	7.42%	1.25%	33.92%
Franklin Rising Dividends
Symetra True Variable Annuity
2013	13.821	7,898	109,154	0.59%	0.60%	29.28%
2012	10.691	279	2,978	0.00%	0.60%	6.91%
Franklin Small-Mid Cap Growth II
Resource Variable Account B
2013	12.937	36,187	468,151	0.00%	1.25%	36.44%
2012	9.482	41,363	392,193	0.00%	1.25%	9.48%
2011	8.661	46,965	406,802	0.00%	1.25%	(6.01)%
2010	9.215	52,252	481,540	0.00%	1.25%	26.04%
2009	7.311	59,850	437,606	0.00%	1.25%	41.77%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Strategic Income Securities
Symetra True Variable Annuity
2013	$11.100	22,076	$245,044	6.93%	0.60%	2.90%
2012	10.787	8,869	95,670	0.00%	0.60%	7.87%
Franklin U.S. Government I
Symetra True Variable Annuity
2013	9.797	623	6,107	1.72%	0.60%	(2.59)%
2012	10.057	932	9,378	0.00%	0.60%	0.57%
Franklin U.S. Government II
Resource Variable Account B
2013	16.103	40,090	645,576	2.88%	1.25%	(3.45)%
2012	16.679	43,076	718,468	2.64%	1.25%	0.62%
2011	16.577	53,239	882,542	3.25%	1.25%	4.37%
2010	15.883	59,695	948,120	3.20%	1.25%	3.98%
2009	15.275	71,740	1,095,849	4.03%	1.25%	1.81%
ING Global Resources
Resource Variable Account B
2013	36.897	2,369	87,391	0.94%	1.25%	12.19%
2012	32.887	2,614	85,967	0.80%	1.25%	(4.06)%
2011	34.278	3,136	107,562	0.55%	1.25%	(10.28)%
2010	38.206	3,355	128,247	1.04%	1.25%	20.14%
2009	31.802	4,605	146,520	0.30%	1.25%	35.80%
ING JP Morgan Emerging Markets Equity I
Resource Variable Account B
2013	24.212	3,844	93,081	1.06%	1.25%	(6.67)%
2012	25.941	4,473	116,026	0.00%	1.25%	17.84%
2011	22.013	4,671	102,843	1.29%	1.25%	(19.07)%
2010	27.200	9,180	249,713	0.75%	1.25%	19.14%
2009	22.831	12,289	280,580	1.55%	1.25%	69.87%
Invesco American Franchise Fund I1
Resource Variable Account B
2013	11.854	20,106	238,335	0.44%	1.25%	38.40%
2012	8.565	21,176	181,373	0.00%	1.25%	(3.32)%
Invesco Balanced-Risk Allocation I1
Symetra True Variable Annuity
2013	9.902	2,837	28,091	0.00%	0.60%	(0.98)%
Invesco Comstock[1]
Symetra True Variable Annuity
2013	15.078	11,866	178,910	1.81%	0.60%	35.16%
2012	11.156	—	—	0.00%	0.60%	11.56%
Invesco Core Equity
Symetra True Variable Annuity
2013	13.952	4,414	61,582	1.32%	0.60%	28.47%
2012	10.860	—	—	0.00%	0.60%	8.60%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Global Real Estate
Resource Variable Account B
2013	$29.834	10,565	$315,209	3.66%	1.25%	1.44%
2012	29.411	11,365	334,253	0.51%	1.25%	26.53%
2011	23.245	14,718	342,138	3.69%	1.25%	(7.67)%
2010	25.176	15,945	401,445	4.83%	1.25%	16.06%
2009	21.693	19,715	427,693	0.00%	1.25%	29.89%
Symetra True Variable Annuity
2013	11.743	15,153	177,932	4.13%	0.60%	2.10%
2012	11.501	2,785	32,036	0.14%	0.60%	15.01%
Invesco International Growth I
Resource Variable Account B
2013	28.467	2,542	72,355	1.22%	1.25%	17.54%
2012	24.220	2,710	65,630	1.36%	1.25%	14.09%
2011	21.228	3,303	70,116	2.57%	1.25%	(7.90)%
2010	23.049	10,645	245,368	2.38%	1.25%	11.47%
2009	20.678	7,303	151,012	1.42%	1.25%	33.56%
Symetra True Variable Annuity
2013	13.420	13,261	177,969	1.23%	0.60%	18.30%
2012	11.344	13,274	150,578	1.27%	0.60%	13.44%
Invesco International Growth II
Resource Variable Account B
2013	14.187	22,271	315,948	1.07%	1.25%	17.25%
2012	12.100	24,885	301,113	1.23%	1.25%	13.82%
2011	10.631	33,369	354,751	1.31%	1.25%	(8.15)%
2010	11.574	41,594	481,401	1.80%	1.25%	11.21%
2009	10.407	46,794	487,001	1.71%	1.25%	33.24%
Invesco Mid Cap Core Equity Fund
Symetra True Variable Annuity
2013	13.699	3,615	49,519	0.79%	0.60%	28.04%
2012	10.699	—	—	0.00%	0.60%	6.99%
Invesco Mid Cap Growth Fund I1
Resource Variable Account B
2013	23.710	—	—	0.00%	1.25%	35.32%
2012	17.522	1,124	19,689	0.00%	1.25%	(2.55)%
Invesco Mid Cap Growth Fund II1
Resource Variable Account B
2013	13.522	3,416	46,190	0.25%	1.25%	34.90%
2012	10.024	7,356	73,734	0.00%	1.25%	(2.56)%
Invesco Small Cap Equity I
Symetra True Variable Annuity
2013	15.326	3,356	51,430	0.01%	0.60%	36.64%
2012	11.216	697	7,822	0.00%	0.60%	12.16%
Janus Aspen Enterprise Portfolio
Symetra True Variable Annuity
2013	14.260	4,271	60,904	0.74%	0.60%	31.59%
2012	10.837	1,515	16,415	0.00%	0.60%	8.37%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Janus Aspen Flexible Bond
Symetra True Variable Annuity
2013	$10.244	20,876	$213,855	2.68%	0.60%	(0.74)%
2012	10.320	8,834	91,168	2.48%	0.60%	3.20%
Janus Aspen Overseas International
Symetra True Variable Annuity
2013	12.978	1,398	18,142	3.15%	0.60%	13.87%
2012	11.397	—	—	0.00%	0.60%	13.97%
Janus Aspen Perkins Mid Cap Value Portfolio
Symetra True Variable Annuity
2013	13.567	9,965	135,203	1.28%	0.60%	25.34%
2012	10.824	3,951	42,768	0.48%	0.60%	8.24%
JP Morgan Insurance Trust International Equity I
Resource Variable Account B
2013	21.520	10,874	234,009	1.91%	1.25%	14.02%
2012	18.874	11,700	220,825	2.28%	1.25%	19.55%
2011	15.787	14,041	221,709	1.89%	1.25%	(12.55)%
2010	18.052	15,568	281,080	0.24%	1.25%	5.83%
2009	17.058	17,804	303,751	1.53%	1.25%	39.46%
JP Morgan Insurance Trust Mid Cap Value I
Resource Variable Account B
2013	29.223	12,765	373,043	1.02%	1.25%	30.66%
2012	22.366	13,534	302,707	1.07%	1.25%	18.88%
2011	18.814	16,868	317,417	1.33%	1.25%	0.89%
2010	18.648	18,640	347,641	1.21%	1.25%	21.92%
2009	15.295	19,647	300,543	0.00%	1.25%	29.07%
Symetra True Variable Annuity
2013	14.414	19,124	275,662	1.04%	0.60%	31.50%
2012	10.961	9,276	101,665	0.00%	0.60%	9.61%
JP Morgan Insurance Trust U.S. Equity I
Resource Variable Account B
2013	13.223	10,319	136,455	1.30%	1.25%	34.52%
2012	9.830	11,604	114,066	1.53%	1.25%	16.18%
2011	8.461	13,622	115,278	1.21%	1.25%	(3.08)%
2010	8.730	14,496	126,571	0.91%	1.25%	12.17%
2009	7.783	18,504	144,046	0.00%	1.25%	32.65%
Merger VL1
Symetra True Variable Annuity
2013	10.307	3,970	40,923	0.40%	0.60%	3.07%
MFS Government Securities Portfolio[1]
Symetra True Variable Annuity
2013	9.732	—	—	0.00%	0.60%	(3.17)%
2012	10.051	1,564	15,722	0.00%	0.60%	0.51%
MFS Growth Series
Symetra True Variable Annuity
2013	14.641	26,915	394,068	0.27%	0.60%	36.03%
2012	10.763	1,210	13,023	0.00%	0.60%	7.63%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
MFS International Growth Portfolio
Symetra True Variable Annuity
2013	$12.994	6,562	$85,267	1.20%	0.60%	13.24%
2012	11.475	1,219	13,988	0.00%	0.60%	14.75%
MFS International Value Portfolio
Symetra True Variable Annuity
2013	14.379	22,824	328,174	1.89%	0.60%	27.15%
2012	11.309	6,519	73,720	0.00%	0.60%	13.09%
MFS New Discovery Series
Symetra True Variable Annuity
2013	15.584	3,668	57,166	0.00%	0.60%	40.60%
2012	11.084	—	—	0.00%	0.60%	10.84%
MFS Utilities Series
Symetra True Variable Annuity
2013	13.296	52,444	697,316	2.38%	0.60%	19.79%
2012	11.099	35,723	396,495	0.48%	0.60%	10.99%
Mutual Global Discovery Securities
Symetra True Variable Annuity
2013	14.055	11,054	155,369	2.76%	0.60%	27.18%
2012	11.051	5,809	64,195	0.57%	0.60%	10.51%
Mutual Shares Securities
Resource Variable Account B
2013	18.043	15,267	275,463	2.11%	1.25%	26.66%
2012	14.245	17,002	242,190	1.76%	1.25%	12.82%
2011	12.626	28,634	361,539	2.03%	1.25%	(2.27)%
2010	12.919	39,303	507,763	1.57%	1.25%	9.82%
2009	11.764	42,249	497,032	2.01%	1.25%	24.47%
Mutual Shares Securities I
Symetra True Variable Annuity
2013	14.132	8,042	113,647	3.22%	0.60%	27.76%
2012	11.061	—	—	0.00%	0.60%	10.61%
PIMCO All Asset Institutional Class
Symetra True Variable Annuity
2013	10.956	88,606	970,746	6.67%	0.60%	(0.17)%
2012	10.975	636	6,983	3.24%	0.60%	9.75%
PIMCO CommodityRealReturn Strat. Institutional Class
Symetra True Variable Annuity
2013	9.266	16,873	156,346	1.42%	0.60%	(15.06)%
2012	10.909	14,273	155,708	4.19%	0.60%	9.09%
PIMCO Emerging Markets Bond Institutional Class
Symetra True Variable Annuity
2013	10.169	35,003	355,953	5.18%	0.60%	(7.37)%
2012	10.978	38,027	417,453	2.07%	0.60%	9.78%
PIMCO EqS Pathfinder Portfolio Institutional Class[1]
Symetra True Variable Annuity
2013	12.735	—	—	0.00%	0.60%	18.89%
2012	10.712	—	—	0.00%	0.60%	7.12%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
PIMCO Foreign Bond (Unhedged) Institutional Class[1]
Symetra True Variable Annuity
2013	$9.764	—	$—	0.63%	0.60%	(6.87)%
2012	10.484	—	—	0.00%	0.60%	4.84%
PIMCO Global Bond (Unhedged) Institutional Class
Symetra True Variable Annuity
2013	9.328	29,880	278,719	1.13%	0.60%	(8.89)%
2012	10.238	—	—	0.00%	0.60%	2.38%
PIMCO Global Multi-Asset Institutional Class
Symetra True Variable Annuity
2013	9.808	279	2,737	3.33%	0.60%	(8.23)%
2012	10.688	279	2,983	1.41%	0.60%	6.88%
PIMCO Long-Term U.S. Govt. Institutional Class[1]
Symetra True Variable Annuity
2013	8.473	—	—	0.00%	0.60%	(13.34)%
2012	9.777	—	—	0.00%	0.60%	(2.23)%
PIMCO Low Duration Institutional Class
Symetra True Variable Annuity
2013	10.206	40,585	414,213	1.54%	0.60%	(0.58)%
2012	10.266	15,393	158,022	0.65%	0.60%	2.66%
PIMCO Real Return Institutional Class
Symetra True Variable Annuity
2013	9.250	25,471	235,611	2.58%	0.60%	(9.62)%
2012	10.235	13,951	142,790	0.37%	0.60%	2.35%
PIMCO Total Return Institutional Class
Symetra True Variable Annuity
2013	10.176	128,009	1,302,596	3.04%	0.60%	(2.40)%
2012	10.426	15,889	165,665	0.95%	0.60%	4.26%
PIMCO Unconstrained Bond Institutional Class
Symetra True Variable Annuity
2013	10.229	83,651	855,649	0.78%	0.60%	(1.56)%
2012	10.391	1,604	16,666	0.27%	0.60%	3.91%
Pioneer Bond VCT Class I
Resource Variable Account B
2013	38.655	88,153	3,407,441	4.24%	1.25%	(0.24)%
2012	38.748	97,693	3,785,388	4.64%	1.25%	7.39%
2011	36.081	106,159	3,830,320	4.97%	1.25%	4.24%
2010	34.614	105,652	3,653,505	4.95%	1.25%	7.88%
2009	32.086	113,461	3,637,934	5.57%	1.25%	16.17%
Pioneer Emerging Markets VCT Class II
Resource Variable Account B
2013	17.318	3,086	53,450	0.94%	1.25%	(3.41)%
2012	17.929	3,286	58,906	0.19%	1.25%	10.27%
2011	16.259	4,970	80,813	0.00%	1.25%	(24.56)%
2010	21.553	5,496	118,463	0.31%	1.25%	14.18%
2009	18.877	6,391	120,652	0.88%	1.25%	71.86%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Equity Income VCT Class II
Resource Variable Account B
2013	$16.744	6,303	$105,539	2.28%	1.25%	27.23%
2012	13.160	7,477	98,395	4.05%	1.25%	8.60%
2011	12.118	6,469	78,406	2.02%	1.25%	4.46%
2010	11.601	6,837	79,320	2.08%	1.25%	17.75%
2009	9.852	6,285	61,925	3.10%	1.25%	12.48%
Pioneer Fund VCT Class I
Resource Variable Account B
2013	77.171	387,906	29,935,062	1.25%	1.25%	31.63%
2012	58.627	444,378	26,052,587	1.55%	1.25%	8.87%
2011	53.851	504,060	27,145,239	1.55%	1.25%	(5.49)%
2010	56.980	564,952	32,191,691	1.37%	1.25%	14.59%
2009	49.726	619,150	30,788,962	1.81%	1.25%	23.64%
Symetra True Variable Annuity
2013	14.150	—	—	0.00%	0.60%	32.48%
2012	10.681	—	—	0.00%	0.60%	6.81%
Pioneer High Yield VCT Class II
Resource Variable Account B
2013	16.153	10,458	168,892	5.00%	1.25%	10.43%
2012	14.627	12,557	183,670	5.24%	1.25%	14.31%
2011	12.796	13,159	168,188	5.05%	1.25%	(3.24)%
2010	13.224	9,695	128,036	5.32%	1.25%	16.21%
2009	11.379	10,271	116,733	7.21%	1.25%	58.28%
Pioneer Mid Cap Value VCT Class I
Resource Variable Account B
2013	34.475	105,012	3,620,224	0.95%	1.25%	31.45%
2012	26.226	119,203	3,126,275	1.03%	1.25%	9.72%
2011	23.902	131,397	3,140,707	0.78%	1.25%	(6.80)%
2010	25.647	165,607	4,247,475	1.05%	1.25%	16.75%
2009	21.967	175,422	3,853,630	1.57%	1.25%	24.02%
Pioneer Select Mid Cap Growth VCT Class I1
Resource Variable Account B
2013	75.096	287,166	21,565,133	0.00%	1.25%	40.69%
2012	53.377	317,428	16,943,464	0.00%	1.25%	5.69%
2011	50.503	367,704	18,570,575	0.00%	1.25%	(3.47)%
2010	52.319	421,244	22,039,790	0.00%	1.25%	18.73%
2009	44.066	462,643	20,387,611	0.00%	1.25%	42.77%
Symetra True Variable Annuity
2013	11.654	—	—	0.00%	0.60%	13.91%
2012	10.231	—	—	0.00%	0.60%	2.31%
Pioneer Strategic Income VCT Class I
Symetra True Variable Annuity
2013	10.715	22,612	242,232	4.20%	0.60%	0.57%
2012	10.654	7,481	79,698	1.98%	0.60%	6.54%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Strategic Income VCT Class II
Resource Variable Account B
2013	$15.164	27,148	$411,667	4.03%	1.25%	(0.34)%
2012	15.215	27,567	419,411	4.75%	1.25%	9.82%
2011	13.855	36,367	503,747	4.91%	1.25%	0.31%
2010	13.812	36,319	501,562	5.33%	1.25%	10.01%
2009	12.555	28,219	354,294	7.93%	1.25%	27.67%
Royce Capital Micro-Cap
Symetra True Variable Annuity
2013	12.899	2,220	28,637	0.58%	0.60%	20.26%
2012	10.726	1,455	15,607	0.00%	0.60%	7.26%
Royce Capital Small-Cap
Symetra True Variable Annuity
2013	14.786	9,540	141,060	1.39%	0.60%	33.96%
2012	11.038	1,267	13,981	0.13%	0.60%	10.38%
Sentinel VP Bond[1]
Symetra True Variable Annuity
2013	10.186	—	—	0.00%	0.60%	(0.93)%
2012	10.282	—	—	0.00%	0.60%	2.82%
Sentinel VP Common Stock
Symetra True Variable Annuity
2013	14.222	1,405	19,980	1.46%	0.60%	30.93%
2012	10.862	—	—	0.00%	0.60%	8.62%
Sentinel VP Small Company[1]
Symetra True Variable Annuity
2013	14.432	—	—	0.00%	0.60%	33.91%
2012	10.777	—	—	0.00%	0.60%	7.77%
Symetra DFA International CORE Equity Fund[1]
Symetra True Variable Annuity
2013	12.179	—	—	0.00%	0.60%	3.19%
2012	11.803	791	9,335	0.92%	0.60%	18.03%
Symetra DoubleLine Emerging Markets Income Fund[1]
Symetra True Variable Annuity
2013	10.186	—	—	3.70%	0.60%	(3.35)%
2012	10.539	34,965	368,506	1.83%	0.60%	5.39%
Symetra DoubleLine Total Return Fund[1]
Symetra True Variable Annuity
2013	10.630	—	—	5.40%	0.60%	(0.51)%
2012	10.685	50,538	539,987	3.38%	0.60%	6.85%
Symetra Yacktman Focused Fund[1]
Symetra True Variable Annuity
2013	13.144	—	—	0.79%	0.60%	24.85%
2012	10.528	71,600	753,791	0.61%	0.60%	5.28%
T. Rowe Price Blue Chip Growth
Symetra True Variable Annuity
2013	14.741	50,635	746,398	0.05%	0.60%	40.31%
2012	10.506	12,975	136,311	0.27%	0.60%	5.06%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
T. Rowe Price Equity Income Portfolio
Symetra True Variable Annuity
2013	$14.226	29,038	$413,100	1.64%	0.60%	28.94%
2012	11.033	4,531	49,988	1.30%	0.60%	10.33%
T. Rowe Price Health Sciences Portfolio
Symetra True Variable Annuity
2013	16.367	42,478	695,232	0.00%	0.60%	49.95%
2012	10.915	19,131	208,801	0.00%	0.60%	9.15%
T. Rowe Price International Stock Portfolio
Symetra True Variable Annuity
2013	12.938	14,916	192,979	0.90%	0.60%	13.37%
2012	11.412	139	1,584	1.25%	0.60%	14.12%
T. Rowe Price New America Growth Portfolio
Symetra True Variable Annuity
2013	14.699	47,818	702,893	0.00%	0.60%	37.18%
2012	10.715	5,387	57,727	0.53%	0.60%	7.15%
Templeton Developing Markets I
Symetra True Variable Annuity
2013	11.286	17,904	202,062	2.61%	0.60%	(1.33)%
2012	11.438	5,748	65,745	0.00%	0.60%	14.38%
Templeton Developing Markets II
Resource Variable Account B
2013	22.919	11,255	257,954	1.99%	1.25%	(2.15)%
2012	23.423	11,894	278,597	1.37%	1.25%	11.75%
2011	20.960	13,909	291,531	0.97%	1.25%	(16.90)%
2010	25.222	16,728	421,932	1.62%	1.25%	16.12%
2009	21.720	17,811	386,862	3.07%	1.25%	70.45%
Templeton Foreign Securities
Symetra True Variable Annuity
2013	14.695	5,381	79,081	3.02%	0.60%	22.53%
2012	11.993	1,815	21,762	0.00%	0.60%	19.93%
Templeton Global Bond Securities I
Symetra True Variable Annuity
2013	11.223	88,235	990,291	4.11%	0.60%	1.27%
2012	11.082	10,907	120,870	0.00%	0.60%	10.82%
Templeton Growth Securities II
Resource Variable Account B
2013	17.255	3,217	55,508	2.90%	1.25%	29.20%
2012	13.355	3,169	42,324	2.04%	1.25%	19.56%
2011	11.170	3,468	38,741	1.50%	1.25%	(8.13)%
2010	12.159	4,909	59,693	1.37%	1.25%	6.06%
2009	11.464	5,207	59,691	3.40%	1.25%	29.48%
Van Eck VIP Global Hard Assets
Symetra True Variable Annuity
2013	12.364	28,031	346,579	0.39%	0.60%	9.87%
2012	11.253	2,180	24,531	0.00%	0.60%	12.53%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Van Eck VIP Multi Manager Alternative
Symetra True Variable Annuity
2013	$10.493	6,056	$63,549	0.00%	0.60%	4.42%
2012	10.049	3,223	32,389	0.00%	0.60%	0.49%
Vanguard Balanced
Symetra True Variable Annuity
2013	12.701	92,642	1,176,610	0.26%	0.60%	19.17%
2012	10.658	—	—	0.00%	0.60%	6.58%
Vanguard Capital Growth
Symetra True Variable Annuity
2013	15.181	20,877	316,938	0.96%	0.60%	37.66%
2012	11.028	4,942	54,499	0.00%	0.60%	10.28%
Vanguard Equity Income
Symetra True Variable Annuity
2013	13.843	108,823	1,506,444	1.84%	0.60%	29.27%
2012	10.709	17,076	182,869	0.00%	0.60%	7.09%
Vanguard Equity Index
Symetra True Variable Annuity
2013	14.055	143,838	2,021,679	0.55%	0.60%	31.39%
2012	10.697	2,121	22,693	0.00%	0.60%	6.97%
Vanguard High Yield Bond
Symetra True Variable Annuity
2013	11.229	99,489	1,117,114	5.83%	0.60%	3.72%
2012	10.826	127,896	1,384,550	0.00%	0.60%	8.26%
Vanguard International
Symetra True Variable Annuity
2013	14.283	11,257	160,786	0.35%	0.60%	22.52%
2012	11.658	1,247	14,534	0.00%	0.60%	16.58%
Vanguard Mid-Cap Index
Symetra True Variable Annuity
2013	14.650	112,608	1,649,667	0.17%	0.60%	34.12%
2012	10.923	1,659	18,120	0.00%	0.60%	9.23%
Vanguard Money Market
Symetra True Variable Annuity
2013	9.926	179,307	1,779,887	0.10%	0.60%	(0.50)%
2012	9.976	36,148	360,599	0.07%	0.60%	(0.24)%
Vanguard REIT Index
Symetra True Variable Annuity
2013	10.658	45,732	487,413	1.15%	0.60%	1.72%
2012	10.478	7,189	75,330	0.00%	0.60%	4.78%
Vanguard Short Term Investment Grade
Symetra True Variable Annuity
2013	10.250	62,811	643,816	0.53%	0.60%	0.47%
2012	10.202	3,216	32,806	0.00%	0.60%	2.02%
Vanguard Small Company Growth
Symetra True Variable Annuity
2013	15.941	3,104	49,473	0.00%	0.60%	45.67%
2012	10.943	—	—	0.00%	0.60%	9.43%

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Total Bond Market Index
Symetra True Variable Annuity
2013	$9.831	35,285	$346,896	0.53%	0.60%	(2.87)%
2012	10.122	35,163	355,924	0.00%	0.60%	1.22%
Vanguard Total Stock Market Index
Symetra True Variable Annuity
2013	14.271	35,712	509,643	0.94%	0.60%	32.48%
2012	10.772	6,627	71,390	0.00%	0.60%	7.72%
Virtus International Series I1
Symetra True Variable Annuity
2013	10.098	280	2,823	1.06%	0.60%	0.98%
Virtus Multi-Sector Fixed Income Series I1
Symetra True Variable Annuity
2013	9.862	2,536	25,011	2.39%	0.60%	(1.38)%
Virtus Premium AlphaSector Series I1
Symetra True Variable Annuity
2013	11.536	2,183	25,181	0.68%	0.60%	15.36%
Virtus Real Estate Securities Series I1
Symetra True Variable Annuity
2013	8.979	1,379	12,384	2.09%	0.60%	(10.21)%
Virtus Small-Cap Growth Series I1
Symetra True Variable Annuity
2013	12.806	853	10,917	0.00%	0.60%	28.06%

[1]	Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

[2]
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Funds, net of management fees assessed by the Mutual Fund manager, divided by the trading day's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.

[3]
These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

[4]
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Fund, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

7.	SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 30, 2014, the date on which the Separate Account's financial statements were available to be issued.

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2013 and 2012
and For the Years Ended December 31, 2013, 2012 and 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Symetra Life Insurance Company

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company as of December 31, 2013 and 2012, and the related consolidated statements of income, comprehensive income (loss), changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Symetra Life Insurance Company at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Seattle, Washington
March 31, 2014

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(In millions, except share and per share data)

	As of December 31, 2013	As of December 31, 2012
ASSETS
Investments:
Available-for-sale securities:
Fixed maturities, at fair value (amortized cost: $22,103.3 and $20,999.1, respectively)	$23,183.6	$23,442.3
Marketable equity securities, at fair value (cost: $129.0 and $52.0, respectively)	134.3	49.6
Trading securities:
Marketable equity securities, at fair value (cost: $401.9 and $443.2, respectively)	474.4	498.2
Mortgage loans, net	3,541.0	3,090.6
Policy loans	63.3	65.8
Investments in limited partnerships	265.1	210.7
Other invested assets (includes $44.0 and $16.3 at fair value, respectively)	44.0	18.0
Total investments	27,705.7	27,375.2
Cash and cash equivalents	35.7	120.1
Accrued investment income	297.0	275.8
Reinsurance recoverables	310.8	302.1
Deferred policy acquisition costs	322.5	155.8
Receivables and other assets	182.0	163.4
Separate account assets	978.4	807.7
Total assets	$29,832.1	$29,200.1
LIABILITIES AND STOCKHOLDER’S EQUITY
Funds held under deposit contracts	$24,679.0	$23,103.3
Future policy benefits	397.9	390.6
Policy and contract claims	159.9	162.2
Other policyholders’ funds	128.0	113.9
Deferred income tax liabilities, net	232.7	653.4
Other liabilities	254.2	188.8
Separate account liabilities	978.4	807.7
Total liabilities	26,830.1	25,419.9
Commitments and contingencies (Note 11)
Common stock, $250 par value; 20,000 shares authorized, issued and outstanding as of December 31, 2013 and 2012	5.0	5.0
Additional paid-in capital	1,634.0	1,626.9
Retained earnings	765.5	777.1
Accumulated other comprehensive income, net of taxes	597.5	1,371.2
Total stockholder’s equity	3,002.0	3,780.2
Total liabilities and stockholder’s equity	$29,832.1	$29,200.1
See accompanying notes.

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME
(In millions)

	For the Years Ended December 31,
	2013	2012	2011
Revenues:
Premiums	$627.2	$605.0	$540.5
Net investment income	1,277.3	1,269.2	1,262.8
Policy fees, contract charges, and other	159.5	154.2	143.4
Net realized investment gains (losses):
Total other-than-temporary impairment losses on securities	(20.4)	(37.1)	(13.2)
Less: portion recognized in other comprehensive income (loss)	2.5	8.1	(0.9)
Net impairment losses recognized in earnings	(17.9)	(29.0)	(14.1)
Other net realized investment gains (losses)	50.6	52.6	20.9
Net realized investment gains (losses)	32.7	23.6	6.8
Total revenues	2,096.7	2,052.0	1,953.5
Benefits and expenses:
Policyholder benefits and claims	462.9	439.0	381.4
Interest credited	940.1	941.5	942.1
Other underwriting and operating expenses	335.4	326.9	283.2
Amortization of deferred policy acquisition costs	72.4	66.0	68.8
Total benefits and expenses	1,810.8	1,773.4	1,675.5
Income from operations before income taxes	285.9	278.6	278.0
Provision (benefit) for income taxes:
Current	61.6	15.7	80.2
Deferred	(4.1)	51.9	(1.1)
Total provision for income taxes	57.5	67.6	79.1
Net income	$228.4	$211.0	$198.9
See accompanying notes.

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In millions)

	For the Years Ended December 31,
	2013	2012	2011
Net income	$228.4	$211.0	$198.9
Other comprehensive income (loss), net of taxes and reclassification adjustments:
Changes in unrealized gains (losses) on available-for-sale securities (net of taxes of $(463.7), $215.2 and $345.4)	(861.4)	399.7	641.6
Other-than-temporary impairments on fixed maturities not related to credit losses (net of taxes of $(0.9), $(2.8) and $0.3)	(1.6)	(5.3)	0.6
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and deferred sales inducements (net of taxes of $58.3, $(24.6) and $(34.0))	108.3	(45.9)	(62.8)
Impact of cash flow hedges (net of taxes of $(10.3), $(0.9) and $2.8)	(19.0)	(1.6)	5.1
Other comprehensive income (loss)	(773.7)	346.9	584.5
Total comprehensive income (loss)	$(545.3)	$557.9	$783.4
See accompanying notes.

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(In millions)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Stockholder’s Equity
Balances as of January 1, 2011	$5.0	$1,617.0	$499.2	$439.8	$2,561.0
Net income	—	—	198.9	—	198.9
Other comprehensive income (loss)	—	—	—	584.5	584.5
Capital contributions	—	4.5	—	—	4.5
Dividends declared	—	—	(52.0)	—	(52.0)
Balances as of December 31, 2011	$5.0	$1,621.5	$646.1	$1,024.3	$3,296.9
Balances as of January 1, 2012	$5.0	$1,621.5	$646.1	$1,024.3	$3,296.9
Net income	—	—	211.0	—	211.0
Other comprehensive income (loss)	—	—	—	346.9	346.9
Capital contributions	—	5.4	—	—	5.4
Dividends declared	—	—	(80.0)	—	(80.0)
Balances as of December 31, 2012	$5.0	$1,626.9	$777.1	$1,371.2	$3,780.2
Balances as of January 1, 2013	$5.0	$1,626.9	$777.1	$1,371.2	$3,780.2
Net income	—	—	228.4	—	228.4
Other comprehensive income (loss)	—	—	—	(773.7)	(773.7)
Capital contributions	—	7.1	—	—	7.1
Dividends declared	—	—	(240.0)	—	(240.0)
Balances as of December 31, 2013	$5.0	$1,634.0	$765.5	$597.5	$3,002.0
See accompanying notes.

SYMETRA LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(In millions)

	For the Years Ended December 31,
	2013	2012	2011
Cash flows from operating activities
Net income	$228.4	$211.0	$198.9
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment (gains) losses	(32.7)	(23.6)	(6.8)
Accretion and amortization of invested assets, net	58.6	48.3	48.7
Accrued interest on fixed maturities	(14.1)	(19.6)	(26.4)
Amortization and depreciation	22.7	21.3	15.8
Deferred income tax provision (benefit)	(4.1)	51.9	(1.1)
Interest credited on deposit contracts	940.1	941.5	942.1
Mortality and expense charges and administrative fees	(122.6)	(115.8)	(109.0)
Changes in:
Accrued investment income	(21.2)	(6.8)	(11.7)
Deferred policy acquisition costs, net	(52.0)	0.5	(25.8)
Future policy benefits	7.3	(0.6)	(7.2)
Policy and contract claims	(2.3)	(8.7)	15.3
Current income taxes	28.3	(36.1)	1.8
Other assets and liabilities	0.7	(9.2)	9.6
Other, net	5.2	(16.2)	(20.9)
Total adjustments	813.9	826.9	824.4
Net cash provided by (used in) operating activities	1,042.3	1,037.9	1,023.3
Cash flows from investing activities
Purchases of:
Fixed maturities and marketable equity securities	(4,975.2)	(3,674.7)	(3,849.1)
Other invested assets and investments in limited partnerships	(99.1)	(77.0)	(51.9)
Issuances of mortgage loans	(697.4)	(825.7)	(956.9)
Maturities, calls, paydowns, and other repayments	1,770.0	1,739.1	1,799.1
Sales of:
Fixed maturities and marketable equity securities	2,071.8	1,740.2	1,240.3
Other invested assets and investments in limited partnerships	8.4	3.1	0.5
Repayments of mortgage loans	248.3	246.9	152.5
Other, net	15.8	4.2	17.5
Net cash provided by (used in) investing activities	(1,657.4)	(843.9)	(1,648.0)
Cash flows from financing activities
Policyholder account balances:
Deposits	2,470.9	1,575.3	2,238.5
Withdrawals	(1,713.3)	(1,787.0)	(1,603.0)
Cash dividends paid on common stock	(195.0)	(80.0)	(52.0)
Other, net	(31.9)	(13.4)	9.8
Net cash provided by (used in) financing activities	530.7	(305.1)	593.3
Net increase (decrease) in cash and cash equivalents	(84.4)	(111.1)	(31.4)
Cash and cash equivalents at beginning of period	120.1	231.2	262.6
Cash and cash equivalents at end of period	$35.7	$120.1	$231.2
Supplemental disclosures of cash flow information
Net cash paid during the year for:
Income taxes	32.0	50.6	78.1
Non-cash transactions during the period:
Fixed maturities exchanges	334.5	111.8	255.4
Investments in limited partnerships and capital obligations incurred	34.3	6.3	38.3
See accompanying notes.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

1. Organization and Description of Business
The accompanying financial statements include, on a consolidated basis, the accounts of Symetra Life Insurance Company (“Symetra Life”) and its two wholly-owned subsidiaries, Symetra National Life Insurance Company and First Symetra National Life Insurance Company of New York, collectively referred to as “Symetra” or “the Company.” Symetra Life is a stock life insurance company organized under the laws of the state of Washington and is a wholly-owned subsidiary of Symetra Financial Corporation, a publicly traded Delaware corporation, referred to as “the Parent.”
Symetra offers products that serve the retirement, employee benefits and life insurance markets. These products are marketed through financial institutions, benefits consultants and independent agents and advisors in all states and the District of Columbia. The Company’s principal products include fixed and variable deferred annuities, single premium immediate annuities, medical stop-loss insurance, group life and disability income insurance, individual life insurance and institutional life insurance including bank-owned life insurance (BOLI) and variable corporate owned life insurance (COLI). The Company also services its block of structured settlement annuities.
Subsequent events have been considered through March 31, 2014, the date the financial statements were available to be issued, and have been included within the relevant notes.
2. Summary of Significant Accounting Policies
Basis of Presentation and Use of Estimates
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the consolidated financial statements and accompanying notes. All significant intercompany transactions and balances between Symetra Life and its subsidiaries have been eliminated. Certain reclassifications have been made to prior year financial information for it to conform to the current period presentation.
The most significant estimates include those used to determine the following: valuation of investments carried at fair value; the identification and measurement of other-than-temporary impairments (OTTI) of investments; the balance, recoverability and amortization of deferred policy acquisition costs (DAC) and deferred sales inducements (DSI); and the liabilities for funds held under deposit contracts, future policy benefits, and policy and contract claims. The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.

The Company performs an ongoing qualitative assessment of its involvement with variable interest entities (VIEs). A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support, or where investors lack certain characteristics of a controlling financial interest. The Company assesses its contractual, ownership or other interests in a VIE to determine whether it has a variable interest in the entity, and if so, to determine whether the Company has a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If it is determined the Company is the primary beneficiary of a VIE, the Company includes the assets and liabilities of the VIE in the consolidated financial statements.
Recognition of Insurance Revenue and Related Benefits
The Company’s group insurance policies, which include medical stop-loss, limited benefit medical, and group life and disability income, are short duration contracts. Premiums from these products are recognized as revenue when earned over the life of the policy. Policyholder claims are charged to operations as incurred.
Traditional individual life insurance products, including term and whole life insurance products, are long-duration contracts, and the associated premiums and benefits are fixed. Premiums from these products are considered earned and recognized when due. The Company establishes a reserve for future policy benefits associated with earned premiums, resulting in the recognition of profits over the life of the policy.
Deposits related to universal life (UL) insurance products and investment-type products are credited to policyholder account balances and reflected as liabilities, rather than as premium income, when received. UL insurance products include BOLI and single-premium life (SPL) insurance. Investment-type products include fixed deferred annuities, single premium immediate annuities (SPIA), and structured settlements.
Revenues from UL insurance and investment type products consist of net investment income on the policyholders’ fund balances, and amounts assessed during the period for cost of insurance, policy administration, and surrender charges. The Company includes the amounts assessed in policy fees, contract charges, and other in the consolidated statements of income.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Expenses that are charged to operations for these products include interest credited and claims incurred in excess of related policyholder account balances.
Fees for variable products, including variable annuity, variable life and variable COLI products, include mortality and expense, policy administration and surrender charges. These fees are charged to policyholders’ accounts based upon the daily net assets of the policyholders’ account values, and are recognized in policy fees, contract charges, and other in the consolidated statements of income when assessed.
Investments
Available-for-Sale Securities
The Company classifies its investments in fixed maturities and certain marketable equity securities as available-for-sale and carries them at fair value. Fixed maturities primarily include bonds, mortgage-backed securities and redeemable preferred stock. See Notes 3 and 5 for additional information on these securities as well additional disclosures regarding their fair value measurements.
The Company reports net unrealized investment gains (losses) related to its available-for-sale securities in accumulated other comprehensive income (AOCI) in stockholder's equity, net of related DAC and DSI adjustments and deferred income taxes. The cost of securities sold is determined using the specific-identification method.
The Company reports interest and dividends earned, including prepayment fees or interest-related make whole payments in net investment income. Interest income for fixed maturities is recognized using the effective yield method. When the collectability of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid.
For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.

In the normal course of business, the Company makes passive investments in structured securities issued by VIEs. These structured securities primarily include residential and commercial mortgage-backed securities. Because the Company lacks the ability to direct the activities that most significantly impact the economic performance of the VIEs, it is not considered the primary beneficiary and therefore does not consolidate them. The Company’s maximum exposure to loss with respect to these investments is limited to the amortized cost of the Company’s investment, which is $4,542.6 and $4,683.4 as of December 31, 2013 and 2012, respectively.
Other-Than-Temporary Impairments
An impairment is recorded on an available-for-sale security when a decline in fair value below a security’s amortized cost is judged to be other-than-temporary. The Company’s review of securities includes both quantitative and qualitative criteria. See Note 3 for additional discussion regarding the Company’s process for identifying and recording OTTI.
Trading Securities
The Company is invested in common stock that is classified as trading. Changes in the fair value of the Company’s trading portfolio are recorded in net realized investment gains (losses) in the consolidated statements of income. Dividends earned on trading securities are reported in net investment income.
Mortgage Loans
The Company carries its mortgage loans at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for loan losses. Loan origination fees and costs are deferred and amortized over the life of the loan. Interest income, including amortization of deferred fees and expenses, is recorded in net investment income. See Note 4 for discussion of the Company’s allowance for loan losses.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Policy Loans
Policy loans are carried at unpaid principal balances. Policy loans are not granted for amounts in excess of the accumulated cash surrender value of the policy or contract.

Investments in Limited Partnerships
The Company invests in limited partnerships that generate tax benefits. These are established to invest in low-income housing and other qualifying purposes, where the primary return on investment is in the form of income tax credits (collectively, “tax credit investments”). The Company's investments are accounted for under the equity method and recorded at amortized cost, with amortization recorded as a reduction to net investment income. When the carrying value of an investment exceeds the amount of remaining tax benefits, the Company records an impairment loss, which is included in other net realized investment gains (losses) in the consolidated statements of income. The present value of any unfunded commitments related to these investments is recorded in other liabilities.
The limited partnerships that the Company invests in meet the definition of a VIE. Because the Company, as a limited partner, lacks the ability to direct the activities of any of these partnerships, it is not considered the primary beneficiary and therefore has not consolidated them. The maximum exposure to loss in these VIEs was $271.0 and $213.6 as of December 31, 2013 and 2012, respectively. The maximum exposure to loss includes unconditional commitments to provide future capital contributions.
Derivative Financial Instruments
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk and foreign currency exchange risk. Derivative financial instruments currently held consist primarily of Standard & Poor’s 500 Index® (“S&P 500”) options, interest rate swaps, foreign currency swaps and foreign currency forwards. Derivative instruments may be exchange-traded or contracted in the over-the-counter (“OTC”) market. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the a master netting agreement. All of the Company’s derivative financial instruments are individually recognized at fair value as either assets within other invested assets, or liabilities within other liabilities in the consolidated balance sheets. The Company also issues fixed indexed annuity contracts that contain an embedded derivative, which are recorded at fair value in funds held under deposit contracts in the consolidated balance sheets.
The accounting for changes in the fair value of derivative instruments depends on whether it qualifies and has been designated for hedge accounting. To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of other comprehensive income (loss) (OCI) and reclassified into net income in the same period during which the hedged transaction affects net income. Any hedge ineffectiveness is recorded in the consolidated statements of income within net realized investment gains (losses). If a derivative instrument does not qualify, or is not designated for hedge accounting, the changes in its fair value are recorded in the consolidated statements of income within net realized investment gains (losses).
The Company prospectively discontinues hedge accounting when: (1) the criteria to qualify for hedge accounting is no longer met (e.g., the derivative is no longer highly effective in offsetting the change in cash flows of a hedged item); (2) the derivative expires, is sold, terminated or exercised; or (3) the derivative is de-designated as a hedging instrument. If it is determined that a derivative no longer qualifies as an effective hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, with changes in fair value recognized prospectively in income. See Note 3 for further discussion of the Company’s derivative instruments.
Cash and Cash Equivalents
Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with maturities of three months or less at the time of purchase. Cash equivalents are reported at cost, which approximates fair value.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Reinsurance
The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. See Note 8 for further discussion of the Company's reinsurance agreements.
The Company remains liable to its policyholders to the extent that counterparties to reinsurance contracts do not meet their contractual obligations. Accordingly, the future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets. The Company reports premiums, benefits, and settlement expenses net of reinsurance in the consolidated statements of income. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Deferred Policy Acquisition Costs
The Company defers costs that are directly related to the successful acquisition or renewal of insurance contracts. These primarily include commissions, distribution costs directly related to production, third-party underwriting costs and the portion of salaries and benefits directly related to processing successful new and renewal contracts. All other acquisition-related costs, including costs incurred for soliciting potential customers, managing the distribution and underwriting functions, training, administration, unsuccessful acquisition or renewal efforts, market research and product development are not deferrable and are expensed in the period incurred.
The Company amortizes deferred acquisition costs for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits. The Company makes assumptions as to surrender rates, mortality experience, maintenance expenses, crediting rates, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DAC amortization. The Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in adjustments to DAC amortization. When such estimates are revised, the impact is recorded in the consolidated statements of income.
The Company amortizes acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies, using assumptions consistent with those used in computing policy reserves. The Company amortizes acquisition costs for immediate annuities using a constant yield approach.
The Company conducts regular recoverability analyses for its DAC asset balances associated with deferred and immediate annuity contracts, universal life contracts, and traditional life contracts. The Company compares the current DAC asset balances with the estimated present value of future profitability of the underlying business. The DAC asset balances are considered recoverable if the present value of future profits is greater than the current DAC asset balance. As of December 31, 2013 and 2012, all of the DAC asset balances were considered recoverable.

The Company adjusts the unamortized DAC balance for the effect of net unrealized gains and losses on securities and embedded derivatives as if they had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI. The Company also adjusts its unamortized DAC balance for the effect of realized gains and losses. These adjustments are recognized in net realized investment gains (losses) in the consolidated statements of income.
For some products, policyholders can elect to modify product benefits, features, rights or coverage by exchanging a contract for a new contract; by amendment, endorsement or rider to a contract; or by election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification substantially changes the original contract, the remaining DAC balance is immediately written off through earnings and any eligible costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC is retained and amortized over the life of the modified contract, and any acquisition costs associated with the related modification are expensed as incurred.
Deferred Sales Inducements
The Company offers sales inducements on certain deferred annuity contracts and universal life policies. For certain deferred annuity contracts, the inducement entitles the contract holder to an incremental amount of interest that is credited to the account value over a 12- to 60-month period following the initial deposit, depending on the product. The incremental interest causes the initial credited rate to be higher than the contract’s expected ongoing crediting rates for periods after the inducement. For certain universal life policies, the inducement provides an immediate increment to the policyholder’s account value at the issue date or time of deposit. Deferred sales inducements are included in receivables and other assets and amortized into interest credited using the same methodology and assumptions used to amortize DAC. Deferred sales inducement balances

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

are subject to regular recoverability testing to ensure that capitalized amounts do not exceed the present value of estimated gross profits. As of December 31, 2013 and 2012, all of the deferred sales inducement balances were considered recoverable.
The Company adjusts the unamortized DSI balance for the effect of net unrealized gains and losses on securities and embedded derivatives as if they had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI. The Company also adjusts its unamortized DSI balance for the effect of realized gains and losses. These adjustments are recognized in net realized investment gains (losses) in the consolidated statements of income.
Separate Account Assets and Liabilities
Separate account assets are reported at fair value and represent funds that are invested on behalf of the Company’s variable product policyholders. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Investment risks associated with market value changes are borne by the policyholder, except to the extent of guaranteed minimum death benefits (GMDB) made by the Company with respect to certain accounts. Net investment income and realized investment gains and losses accrue directly to the policyholders and are not included in the Company’s revenues. Separate account liabilities represent the policyholder’s account balance in the separate account. Fees charged to policyholders reduce the account value and the Company includes these fees as revenue in the consolidated statements of income.
For variable annuity contracts with GMDB, the Company contractually guarantees death benefits that may exceed the policyholder's account balance. The Company reinsures nearly all of the GMDB risk on its variable annuity contracts.
Funds Held Under Deposit Contracts
Liabilities for fixed annuity contracts, and universal life policies, including BOLI and variable COLI, are computed as deposits net of withdrawals made by the policyholder, plus interest amounts credited based on contract specifications, less contract fees and charges assessed.
For SPIAs, including structured settlements, liabilities are based on discounted amounts of estimated future benefits. Future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Contingent future benefits are discounted with pricing mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for SPIAs is set at issue. The interest rates within the pattern vary over time and start with interest rates that prevailed at contract issue. As of December 31, 2013, the weighted-average implied interest rate on the existing book of business was 5.71% and is expected to grade to 6.37% during the next 20 years.
Funds held under deposit contracts also include liabilities for the embedded derivative related to our fixed indexed annuity (FIA) policies, which is recorded at fair value. See Note 5 for further discussion of the valuation of the embedded derivative.
Future Policy Benefits
The Company estimates liabilities for future policy benefits for its traditional individual life policies as the present value of expected future policy benefits less future net premiums. The Company selects the net premiums so that the actuarial present value of future benefits equals the actuarial present value of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes a provision for adverse deviation. The provision for adverse deviation is intended to provide coverage for the risk that actual experience may be worse than locked-in best-estimate assumptions. These liabilities are contingent upon the death or disability of the insured while the policy is in force. The Company derives mortality assumptions from both company-specific and industry statistics. Future benefits are discounted at interest rates that vary by year of policy issue. These rates are initially set to be consistent with portfolio rates at the time of issue, and are graded to a lower rate over time. Assumptions are set at the time each product is introduced and are not updated for actual experience unless the total product liability amount is determined to be inadequate to cover future policy benefits.
The Company estimates liabilities for future policy benefits for certain group life and long-term disability policies as the present value of future benefit payments, net of terminations and recoveries, and discounted at interest rates based on portfolio rates at the time of disability.
Policy and Contract Claims
Liabilities for policy and contract claims, which primarily represent liabilities for claims under medical stop-loss and individual life policies, are established on the basis of reported losses. The Company also provides for claims incurred but not

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

reported (IBNR). For medical stop-loss policies, this is based on expected loss ratios, claims paying completion patterns and historical experience. The Company reviews estimates for reported but unpaid claims and IBNR quarterly. Any necessary adjustments are reflected in earnings. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases.
Income Taxes
Symetra Life files a consolidated federal income tax return with its two wholly-owned subsidiaries. Income taxes have been determined using the liability method. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated as the difference between the book and tax bases of the appropriate assets and liabilities and are measured using enacted tax rates. Deferred tax assets are recognized only to the extent that it is more likely than not that future taxable profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized. See Note 10 for further discussion.
Adoption of New Accounting Pronouncements
ASU 2011-11, Disclosures about Offsetting Assets and Liabilities and ASU 2013-01, Scope Clarification of Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities. This ASU requires the Company to disclose information about financial assets and liabilities that are offset or have the potential to be offset, along with the related contractual arrangements, to enable users to understand the effect of such arrangements on its balance sheets. The ASU requires the Company to disclose information on both a gross and net basis about instruments and transactions within the scope of this standard.
In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210) – Scope Clarification of Disclosures about Offsetting Assets and Liabilities. This ASU limits the scope requirements of ASU 2011-11 to derivatives, repurchase agreements, reverse repurchase agreements, and securities borrowing and lending transactions. The Company prospectively adopted ASU 2011-11 and 2013-01 on January 1, 2013 and included the disclosures in Note 3.
ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220) – Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU supersedes the presentation requirements in ASU 2011-05, Presentation of Comprehensive Income, and ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This ASU requires the Company to present, either on the face of the financial statements or in the notes to the consolidated financial statements, the effect of significant reclassifications out of AOCI by the respective line item on the statements of income. This ASU does not change the requirement to present other comprehensive income by component in the consolidated financial statements. The Company prospectively adopted this standard on January 1, 2013 and included the disclosures in Note 7.
Accounting Pronouncements Not Yet Adopted
ASU 2014-01, Accounting for Investments in Qualified Affordable Housing Projects
In January 2014, the FASB issued ASU 2014-01, Investments (Topic 323) – Equity Method and Joint Ventures: Accounting for Investments in Qualified Affordable Housing (AFH) Projects. This ASU provides companies with the option to elect the proportional method of amortization for AFH investments if certain criteria are met. Under this method, a company would amortize the cost of its investment in proportion to the tax credits and other tax benefits received. Amortization would be presented as a component of income tax expense. The standard is effective for annual and interim periods beginning on or after January 1, 2015, with retrospective application required. The standard does not apply to other types of tax credit investments. The Company is currently evaluating whether it will elect the proportional amortization method for its AFH investments and the impact that it may have on the consolidated financial statements.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

3. Investments
The following tables summarize the Company’s available-for-sale fixed maturities and marketable equity securities. The OTTI in AOCI represent the amount of cumulative non-credit OTTI losses recorded in AOCI for securities that also had a credit-related impairment.

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
As of December 31, 2013
Fixed maturities:
U.S. government and agencies	$331.1	$2.1	$(6.2)	$327.0	$—
State and political subdivisions	748.2	17.6	(14.3)	751.5	—
Corporate securities	16,359.2	1,083.0	(198.7)	17,243.5	(14.9)
Residential mortgage-backed securities	2,659.7	114.7	(36.4)	2,738.0	(6.8)
Commercial mortgage-backed securities	1,425.7	94.6	(11.7)	1,508.6	—
Other debt obligations	579.4	39.3	(3.7)	615.0	—
Total fixed maturities	22,103.3	1,351.3	(271.0)	23,183.6	(21.7)
Marketable equity securities, available-for-sale	129.0	5.9	(0.6)	134.3	—
Total	$22,232.3	$1,357.2	$(271.6)	$23,317.9	$(21.7)

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
As of December 31, 2012
Fixed maturities:
U.S. government and agencies	$292.7	$4.8	$(0.8)	$296.7	$(0.1)
State and political subdivisions	737.9	39.5	(0.9)	776.5	(0.1)
Corporate securities	15,245.7	1,971.3	(51.3)	17,165.7	(18.3)
Residential mortgage-backed securities	2,735.6	252.8	(1.7)	2,986.7	(10.2)
Commercial mortgage-backed securities	1,533.4	170.3	(0.9)	1,702.8	(1.4)
Other debt obligations	453.8	61.0	(0.9)	513.9	—
Total fixed maturities	20,999.1	2,499.7	(56.5)	23,442.3	(30.1)
Marketable equity securities, available-for-sale	52.0	—	(2.4)	49.6	—
Total	$21,051.1	$2,499.7	$(58.9)	$23,491.9	$(30.1)
The Company maintains a diversified portfolio of corporate fixed maturity securities across industries. The following table presents the composition of the Company’s corporate securities portfolio by sector:

	As of December 31, 2013		As of December 31, 2012
	Fair Value	% of Total	Fair Value	% of Total
Industrial	$3,229.1	18.7%	$3,321.2	19.3%
Consumer staples	2,655.1	15.4	2,779.5	16.2
Consumer discretionary	2,172.0	12.6	2,110.8	12.3
Utilities	1,910.7	11.1	1,921.9	11.2
Financial	1,819.2	10.6	1,873.3	10.9
Other	5,457.4	31.6	5,159.0	30.1
Total	$17,243.5	100.0%	$17,165.7	100.0%

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

The following tables summarize gross unrealized losses and fair values of the Company’s available-for-sale investments. The tables are aggregated by investment category and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
As of December 31, 2013
Fixed maturities:
U.S. government and agencies	$102.7	$(6.2)	9	$—	$—	—
State and political subdivisions	278.7	(13.9)	44	5.4	(0.4)	3
Corporate securities	3,552.1	(147.5)	258	258.6	(51.2)	42
Residential mortgage-backed securities	671.5	(32.0)	95	52.4	(4.4)	22
Commercial mortgage-backed securities	252.2	(10.8)	17	14.2	(0.9)	9
Other debt obligations	152.0	(3.6)	15	0.6	(0.1)	3
Total fixed maturities	5,009.2	(214.0)	438	331.2	(57.0)	79
Marketable equity securities, available-for-sale	39.7	(0.6)	21	—	—	—
Total	$5,048.9	$(214.6)	$459	$331.2	$(57.0)	$79

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
As of December 31, 2012
Fixed maturities:
U.S. government and agencies	$190.9	$(0.8)	1	$—	$—	—
State and political subdivisions	42.4	(0.3)	11	35.6	(0.6)	4
Corporate securities	334.2	(5.7)	69	314.5	(45.6)	65
Residential mortgage-backed securities	67.7	(0.5)	15	38.0	(1.2)	24
Commercial mortgage-backed securities	9.9	—	5	30.5	(0.9)	12
Other debt obligations	38.9	(0.7)	4	4.1	(0.2)	4
Total fixed maturities	684.0	(8.0)	105	422.7	(48.5)	109
Marketable equity securities, available-for-sale	20.1	(0.8)	2	29.5	(1.6)	2
Total	$704.1	$(8.8)	$107	$452.2	$(50.1)	$111
Based on National Association of Insurance Commissioners (NAIC) ratings as of December 31, 2013 and 2012, the Company held below-investment-grade fixed maturities with fair values of $1,267.5 and $1,279.1, respectively, and amortized costs of $1,229.7 and $1,241.3, respectively. These holdings amounted to 5.5% and 5.5% of the Company’s investments in fixed maturities at fair value as of December 31, 2013 and 2012, respectively.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

The following table summarizes the amortized cost and fair value of fixed maturities as of December 31, 2013, by contractual years to maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized Cost	Fair Value
One year or less	$701.0	$704.7
Over one year through five years	4,383.2	4,724.9
Over five years through ten years	8,410.0	8,669.2
Over ten years	4,066.5	4,350.6
Residential mortgage-backed securities	2,659.7	2,738.0
Commercial mortgage-backed securities	1,425.7	1,508.6
Other asset-backed securities	457.2	487.6
Total fixed maturities	$22,103.3	$23,183.6
The following table summarizes the Company’s net investment income:

	For the Years Ended December 31,
	2013	2012	2011
Fixed maturities	$1,111.4	$1,118.9	$1,148.3
Marketable equity securities, available-for-sale	3.8	3.4	3.4
Marketable equity securities, trading	11.8	12.9	7.7
Mortgage loans	190.2	172.0	133.3
Policy loans	3.7	3.9	3.4
Investments in limited partnerships	(20.5)	(21.4)	(14.1)
Other	6.3	6.5	5.8
Total investment income	1,306.7	1,296.2	1,287.8
Investment expenses	(29.4)	(27.0)	(25.0)
Net investment income	$1,277.3	$1,269.2	$1,262.8

 The following table summarizes the Company’s net realized investment gains (losses):

	For the Years Ended December 31,
	2013	2012	2011
Fixed maturities:
Gross gains on sales	$11.7	$46.0	$38.7
Gross losses on sales	(19.7)	(27.0)	(8.1)
Net impairment losses recognized in earnings	(17.9)	(29.0)	(14.1)
Other (1)	(2.4)	3.0	7.2
Total fixed maturities	(28.3)	(7.0)	23.7
Marketable equity securities, trading (2)	67.2	37.1	(9.1)
Other (3)	(8.9)	(7.2)	(4.2)
DAC and DSI adjustment	2.7	0.7	(3.6)
Net realized investment gains (losses)	$32.7	$23.6	$6.8
____________________

(1)
This includes net gains (losses) on calls and redemptions, and changes in the fair value of the Company’s convertible securities held as of period end totaling $1.9, $0.2 and $(10.2) for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012, the Company’s convertible securities totaled $50.0 and $75.2, respectively.

(2)
This includes net gains (losses) on changes in the fair value of trading securities held as of period end totaling $41.7, $36.1 and $(7.9) for the years ended December 31, 2013, 2012 and 2011, respectively.

(3)	This includes net gains (losses) on derivatives not designated for hedge accounting and other instruments.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments
The Company’s review of investment securities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and, for fixed maturities, whether expected future cash flows indicate that a credit loss exists.
While all securities are monitored for impairment, the Company’s experience indicates that securities for which the cost or amortized cost exceeds fair value by less than 20% do not typically represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•
The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Nonpayment of scheduled interest, or the reduction or elimination of dividends;

•	Other indications that a credit loss has occurred; and

•
For fixed maturities, the Company’s intent to sell or whether it is more likely than not the Company will be required to sell the fixed maturity prior to recovery of its amortized cost, considering any regulatory developments, prepayment or call notifications and the Company’s liquidity needs.

For fixed maturities, the Company concludes that an OTTI has occurred if a security is underwater and there is an intent to sell the security or if the present value of expected cash flows is less than the amortized cost of the security (i.e., a credit loss exists). In order to determine the amount of the credit loss, the Company calculates the recovery value by discounting its estimate of future cash flows from the security. The discount rate is the original effective yield for corporate securities or current effective yield for mortgage-backed and other structured securities.

Determination of Credit-Related OTTI on Corporate Securities
To determine the recovery value for a corporate security, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows of the issuer;

•	Fundamentals of the industry in which the issuer operates;

•	Fundamentals of the issuer to determine what the Company would recover if the issuer were to file for bankruptcy;

•	Expectations regarding defaults and recovery rates;

•	Changes to the rating of the security by a rating agency;

•	Third party guarantees; and

•	Additional available market information.
Determination of Credit-Related OTTI on Structured Securities
To determine the recovery value for a structured security, including residential mortgage-, commercial mortgage- and other asset-backed securities, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows from the security;

•	Creditworthiness;

•	Delinquency ratios and loan-to-value ratios on the underlying collateral;

•	Average cumulative collateral values, vintage year and level of subordination;

•	Geographic concentrations; and

•	Susceptibility to prepayment and anti-selection due to changes in the interest rate environment.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

The Company records OTTI charges on fixed maturities in the consolidated statements of income. The largest write-downs were from investments in the following sectors:

	As of December 31,
	2013		2012		2011
	Amount	% of Total	Amount	% of Total	Amount	% of Total
U.S. Federal Government (1)	$5.9	33.0%	$—	—%	$—	—%
Materials	4.3	24.0	1.7	5.9	4.9	34.8
Consumer Discretionary	3.1	17.3	—	—	0.9	6.4
Financial	1.9	10.6	4.0	13.8	3.5	24.8
Other	2.7	15.1	23.3	80.3	4.8	34.0
Net impairment losses recognized in earnings	$17.9	100.0%	$29.0	100.0%	$14.1	100.0%
____________________

(1)	Relates to the Company's intent to sell the securities.
The following table presents the severity and duration of the gross unrealized losses on the Company’s underwater available-for-sale fixed maturities, after the recognition of OTTI:

	As of December 31, 2013		As of December 31, 2012
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
Underwater by 20% or more:
Less than 6 consecutive months	$33.3	$(12.3)	$20.1	$(5.3)
6 consecutive months or more	26.7	(18.4)	49.6	(21.7)
Total underwater by 20% or more	60.0	(30.7)	69.7	(27.0)
All other underwater fixed maturities	5,280.4	(240.3)	1,037.0	(29.5)
Total underwater fixed maturities	$5,340.4	$(271.0)	$1,106.7	$(56.5)
There were no marketable equity securities recorded as available-for-sale that were underwater by 20% or more as of December 31, 2013 and 2012.
The Company reviewed its available-for-sale investments with unrealized losses as of December 31, 2013 and 2012 in accordance with its impairment policy and determined, after the recognition of OTTI, that the remaining declines in fair value were temporary. The Company did not intend to sell its underwater securities, and it was not more likely than not that the Company will be required to sell the securities before recovery of cost or amortized cost, which may be maturity. For fixed maturities, this conclusion is supported by the Company’s spread analyses, cash flow modeling and expected continuation of contractually required principal and interest payments.
As of December 31, 2013 and 2012, the Company has evaluated the near-term prospects of its available-for-sale equity securities in relation to the severity and duration of the impairment. Based on that evaluation, the Company concluded that it had the ability and intent to hold these investments until a recovery of fair value.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Changes in the amount of credit-related OTTI recognized in net income where the portion related to other factors was recognized in OCI were as follows:

	For the Years Ended December 31,
	2013	2012	2011
Balance, beginning of period	$36.2	$32.5	$59.7
Increases recognized in the current period:
For which an OTTI was not previously recognized	2.9	10.0	1.9
For which an OTTI was previously recognized	2.7	2.1	3.6
Decreases attributable to:
Securities sold or paid down during the period	(18.7)	(6.9)	(32.7)
Previously recognized credit losses on securities impaired during the period due to a change in intent to sell (1)	—	(1.5)	—
Balance, end of period	$23.1	$36.2	$32.5
_________________

(1)	Represents circumstances where the Company determined in the period that it intended to sell the security prior to recovery of its amortized cost.
Summary of Investments – Other than Investments in Related Parties
The following table summarizes investments held by the Company, other than investments in related parties, as of December 31, 2013:

	Cost or Amortized Cost	Fair Value	Amount as shown in Balance Sheet
Type of Investment:
Fixed maturities:
U.S. government and government agencies and authorities	$331.1	$327.0	$327.0
States, municipalities and political subdivisions	748.2	751.5	751.5
Foreign governments	98.5	99.7	99.7
Public utilities	1,741.6	1,845.5	1,845.5
Convertible bonds and bonds with warrants attached	53.6	50.0	50.0
All other corporate bonds	14,286.5	15,062.6	15,062.6
Mortgage-backed securities	4,547.9	4,740.5	4,740.5
Redeemable preferred stock	50.2	40.3	40.3
Total fixed maturities (1)	21,857.6	22,917.1	22,917.1
Marketable equity securities:
Public utilities	14.6	14.5	14.5
Banks, trusts, and insurance companies	191.0	212.7	212.7
Industrial, miscellaneous, and all other	262.4	315.6	315.6
Nonredeemable preferred stock	56.9	56.9	56.9
Total marketable equity securities (2)	524.9	599.7	599.7
Mortgage loans (3)	3,549.1	3,664.6	3,541.0
Policy loans	63.3	63.3	63.3
Other investments (4)	291.1	281.9	309.1
Total investments	$26,286.0	$27,526.6	$27,430.2
_______________

(1)
The amount shown in the consolidated balance sheet for total fixed maturities differs from the cost and fair value presented above, as the consolidated balance sheet includes affiliated fixed maturities with an amortized cost and fair value of $245.7 and $266.5, respectively.

(2)
The amount shown in the consolidated balance sheet for total marketable equity securities differs from the cost and fair value presented above, as the consolidated balance sheet includes affiliated marketable equity securities with a cost and fair value of $6.0 and $9.0, respectively.

(3)
The amount shown in the consolidated balance sheet for mortgage loans differs from the cost presented above, as the amount in the consolidated balance sheet is presented net of a $8.1 allowance for loan losses.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

(4)
The amount shown in the consolidated balance sheet for other investments differs from the fair value presented above, as the Company’s tax credit investments are presented at amortized cost in the consolidated balance sheet.

Derivative Financial Instruments
Derivatives are instruments whose values are derived from underlying instruments, indexes or rates; have a notional amount; and can be net settled. This includes derivatives that are embedded in other financial instruments or in certain existing assets or liabilities. The Company is exposed to various risks relating to its ongoing business operations, primarily equity market risk, interest rate risk, and foreign currency exchange risk. The Company uses derivative instruments as one of its strategies to manage these risks. These derivative instruments primarily consist of equity index options, interest rate swaps, foreign currency swaps and foreign currency forwards. The Company has established policies for managing its derivatives, including prohibitions on derivatives market-making and other speculative derivatives activities.
Derivative Exposure
The following table sets forth the fair value of the Company’s derivative instruments. In the consolidated balance sheets, derivative contracts in an asset position are included in other invested assets, derivative contracts in a liability position are included in other liabilities, and embedded derivative liabilities are included in funds held under deposit contracts. The Company does not offset recognized collateral amounts pledged or received against the fair value amounts recognized for derivative contracts.

	As of December 31, 2013			As of December 31, 2012
		Fair Value			Fair Value
	Notional Amount	Assets	Liabilities	Notional Amount	Assets	Liabilities
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$97.1	$4.6	$—	$97.1	$9.8	$—
Foreign currency swaps	440.4	—	28.4	112.8	—	4.3
Total derivatives designated as hedges	$537.5	$4.6	$28.4	$209.9	$9.8	$4.3
Derivatives not designated as hedges:
Equity index options	$1,060.9	$38.8	$1.6	$213.7	$5.0	$—
Foreign currency forwards	49.3	0.3	0.4	125.2	0.5	0.7
Embedded derivatives	—	—	92.1	—	—	14.1
Other derivatives	66.0	0.3	—	13.4	0.8	—
Total derivatives not designated as hedges	1,176.2	39.4	94.1	352.3	6.3	14.8
Total derivatives	$1,713.7	$44.0	$122.5	$562.2	$16.1	$19.1
Equity Market Contracts and Embedded Derivatives
The Company uses call options based on the S&P 500 or a commodities-based index as part of its equity market risk management strategy. The Company offers a FIA contract that permits the contract holder to allocate a portion of their account value to an equity market component, where interest credited to the contract is linked to the performance of the S&P 500 or a commodities-based index, subject to caps set by the Company. The contract holders may elect to rebalance index options at renewal dates annually. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing cap rates, subject to minimum guarantees.
The index-based crediting feature in these contracts is an embedded derivative instrument that is bifurcated from the host contract for measurement purposes, because it possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract. The embedded derivative, which is reported with the host instrument as funds held under deposit contracts in the consolidated balance sheets, is carried at fair value with changes in fair value recognized in net realized investment gains (losses).
The Company transacts in call options that are correlated to the portfolio allocation decisions of the contract holders, such that the Company is economically hedged with respect to equity returns for the current interest term. These derivatives are not designated for hedge accounting.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Foreign Currency Contracts
The Company uses foreign currency swaps and forwards as part of its foreign currency risk management strategy. The Company uses foreign currency swaps to reduce risks from changes in currency exchange rates with respect to the Company's investments denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with other parties to exchange, at specified intervals, one currency for another at a specified rate of exchange. Generally, the notional amount of each currency is exchanged at the maturity of the currency swap by each party. These derivatives qualify and are designated as cash flow hedges.
The Company is invested in foreign currency forwards to hedge exposure related to purchases of foreign denominated equities and fixed maturities. The Company invests in foreign currency forwards to economically hedge its exposure related to foreign currency-denominated fixed maturity purchases until a foreign currency swap is executed. In a foreign currency forward transaction, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. In general, the Company is selling a foreign currency and receiving U.S. dollars to protect against fluctuations in exchange rates over a short period of time. These derivatives are not designated for hedge accounting.
Interest Rate Swaps
The Company uses interest rate swaps as part of its interest rate risk management strategy. In an interest rate swap, the Company agrees with other parties to exchange, at specified intervals, the difference between floating-rate and fixed-rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company primarily uses interest rate swaps to synthetically convert variable rate fixed maturities to fixed rate securities. These derivatives qualify and are designated as cash flow hedges.
Collateral Arrangements and Offsetting of Financial Instruments
The Company’s derivative contracts are typically governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement, except for foreign currency forwards which do not require an ISDA. For each ISDA, the Company and the counterparty have also entered into a credit support annex (“CSA”) to reduce the risk of counterparty default in derivative transactions by requiring the posting of cash collateral or other financial assets. The CSA requires either party to post collateral when net exposures from all derivative contracts between the parties exceed pre-determined contractual thresholds, which vary by counterparty. The amount of net exposure is the difference between the derivative contract’s fair value and the fair value of the collateral held for such agreements with each counterparty. Collateral amounts required to be posted or received are determined daily based on the net exposure with each counterparty under a master netting agreement.
In the consolidated balance sheets, the Company recognizes cash collateral received in cash and cash equivalents, and the obligation to return cash collateral in other liabilities. Non-cash collateral received is not recognized in the consolidated balance sheets. In the event of default, the counterparty relinquishes claim to the assets pledged as collateral, and the Company recognizes the collateral as its own asset recorded at fair value, or, in the case of cash collateral, derecognizes its obligation to return collateral.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

The following tables present the potential effect of netting arrangements by counterparty on the Company’s consolidated balance sheets:

	As of December 31, 2013
		Gross Amount Not Offset in the Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral (Received) Posted	Net Amount
Counterparty:
Assets:
A	$4.4	$—	$(0.2)	$4.2
B	11.0	—	(3.0)	8.0
C	17.7	—	(17.4)	0.3
D	9.1	—	(6.9)	2.2
Other	1.8	—	—	1.8
Total derivative assets	$44.0	$—	$(27.5)	$16.5

	As of December 31, 2013
		Gross Amount Not Offset in the Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral Received (Posted)	Net Amount
Counterparty:
Liabilities:
A	$5.3	$—	$—	$5.3
B	16.9	—	(0.2)	16.7
E	5.1	(2.8)	—	2.3
Other	3.1	—	—	3.1
Total derivative liabilities (1)	$30.4	$(2.8)	$(0.2)	$27.4
_______________________

(1)	Excludes $92.1 of embedded derivatives which have no counterparty.

	As of December 31, 2012
		Gross Amount Not Offset in the Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments	Cash Collateral (Received) Posted	Net Amount
Counterparty:
Assets:
A	$5.6	$—	$(5.6)	$—
B	4.1	—	(1.6)	2.5
Other	6.4	—	(5.3)	1.1
Total derivative assets	$16.1	$—	$(12.5)	$3.6
The following table presents the amount of gain (loss) recognized in OCI on derivatives that qualify as cash flow hedges:

	For the Years Ended December 31,
	2013	2012	2011
Interest rate swaps	$(2.8)	$4.1	$9.4
Foreign currency swaps	(24.0)	(4.3)	—
Total	$(26.8)	$(0.2)	$9.4

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

See Note 7 for amounts reclassified out of AOCI into net income for the years ended December 31, 2013, 2012 and 2011. The Company expects to reclassify net gains of $1.8 from AOCI into net income in the next 12 months, which includes periodic settlements of active hedges. Actual amounts may vary from this estimate as a result of market conditions.
As of December 31, 2013, the maximum term over which the Company is hedging its exposure to the variability in future cash flows is approximately eleven years. The Company recorded no ineffectiveness for cash flow hedging relationships for the years ended December 31, 2013, 2012 or 2011.

The following table shows the effect of non-designated derivatives in the consolidated statements of income, which is recorded in net realized investment gains (losses):

	For the Years Ended December 31,
	2013	2012	2011
Equity index options	$21.4	$0.4	$(1.4)
Foreign currency forwards	0.9	(0.4)	0.5
Embedded derivatives	(23.0)	(1.2)	—
Other derivatives	(1.9)	(0.3)	(0.1)
Total	$(2.6)	$(1.5)	$(1.0)
4. Mortgage Loans
The Company originates and manages a portfolio of mortgage loans which are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. Loans are underwritten based on loan-to-value (LTV) ratios and debt-service coverage ratios (DSCR) as well as detailed market, property and borrower analyses. The Company’s mortgage loan portfolio is considered a single portfolio segment and class of financing receivables, which is consistent with how the Company assesses and monitors the risk and performance of the portfolio. A large majority of these loans have personal guarantees, and all mortgaged properties are inspected annually. The Company’s mortgage loan portfolio is generally diversified by geographic region, loan size and scheduled maturity. As of December 31, 2013, the three states with the largest concentrations of the Company's commercial mortgage loans were California, primarily the Los Angeles area, Texas and Washington. Loans in these states comprised 29.4%, 11.6% and 9.0% of the total portfolio, respectively.
Allowance for Mortgage Loans
The allowance for losses on mortgage loans provides for the risk of credit loss inherent in the lending process. The allowance includes a portfolio reserve for probable losses incurred but not specifically identified and, as needed, specific reserves for impaired loans. The allowance for losses on mortgage loans is evaluated at each reporting period and adjustments are recorded when appropriate. To assist in its evaluation of the allowance for loan losses, the Company utilizes the following credit quality indicators to categorize its loans as lower, medium or higher risk:

•	Lower Risk Loans – Loans with an LTV ratio of less than 65%, and a DSCR of greater than 1.50.

•	Medium Risk Loans – Loans that have an LTV ratio of less than 65% but a DSCR below 1.50, or loans with an LTV ratio between 65% and 80%, and a DSCR of greater than 1.50.

•	Higher Risk Loans – Loans with an LTV ratio greater than 80%, or loans which have an LTV ratio between 65% and 80%, and a DSCR of less than 1.50.
Loans are specifically evaluated for impairment if the Company considers it probable that amounts due according to the terms of the loan agreement will not be collected, or the loan is modified in a troubled debt restructuring. The Company establishes specific reserves for these loans when the fair value is less than its carrying value.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

The following table sets forth the Company’s mortgage loans by risk category:

	As of December 31, 2013		As of December 31, 2012
	Carrying Value	% of Total	Carrying Value	% of Total
Lower risk	$2,195.1	61.9%	$1,858.4	60.0%
Medium risk	843.5	23.8	664.1	21.5%
Higher risk	506.3	14.3	573.9	18.5%
Credit quality indicator total	3,544.9	100.0%	3,096.4	100.0%
Loans specifically evaluated for impairment (1)	2.0		1.0
Other (2)	(5.9)		(6.8)
Total	$3,541.0		$3,090.6
________________

(1)	As of December 31, 2013 and 2012, reserve amounts of $0.2 and $0.0, respectively, were held for loans specifically evaluated for impairment.

(2)	Includes the allowance for loan losses and deferred fees and costs.
In developing its portfolio reserve for incurred but not specifically identified losses, the Company evaluates loans by risk category and considers its past loan experience, commercial real estate market conditions, and third party data for expected losses on loans with similar LTV ratios and DSCRs. Each loan’s LTV ratio and DSCR is updated annually, primarily during the third quarter. In developing its provision for specifically identified loans, a market valuation on the collateral is performed to determine if a reserve is necessary.
The following table summarizes the activity in the Company’s allowance for mortgage loan losses, which includes portfolio and specific reserves:

	For the Years Ended December 31,
	2013	2012	2011
Allowance at beginning of period	$7.9	$7.4	$7.1
Provision for specific loans	0.2	1.2	0.3
Provision for loans not specifically identified	—	0.8	—
Charge-offs	—	(1.5)	—
Allowance at end of period	$8.1	$7.9	$7.4
Non-performing loans, defined generally as those in default, close to being in default or more than 90 days past due, are placed on non-accrual status. As of December 31, 2013 and 2012, no loans were considered non-performing and included in the assessment of the provision for specific loans.
5. Fair Value of Financial Instruments
The Company determines the fair value of its financial instruments based on the fair value hierarchy, which favors the use of observable inputs over the use of unobservable inputs when measuring fair value. The Company has categorized its financial instruments into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level to which a fair value measurement falls is assigned based on the lowest-level input that is significant to the measurement. The fair value measurements for the Company’s financial instruments are categorized as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical instruments. This category primarily consists of exchange-traded marketable equity securities and mutual fund investments.

•
Level 2 — Quoted prices for similar instruments in active markets and model-derived valuations whose inputs are observable. This category includes those financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the marketplace. Financial instruments in this category primarily include corporate fixed maturities and mortgage-backed securities.

•
Level 3 — Fair value estimates whose significant inputs are unobservable. This includes financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this may also utilize estimates based on non-binding broker quotes. This category primarily consists of funds held under deposit contracts and mortgage loans.
The following tables present the fair value of the Company’s financial instruments classified by the valuation hierarchy described above. The financial instruments are separated between those measured at fair value on a recurring basis and those not carried at fair value, but for which disclosure of fair value is required.

	As of December 31, 2013
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$327.0	$327.0	$—	$309.6	$17.4
State and political subdivisions	751.5	751.5	—	751.5	—
Corporate securities	17,243.5	17,243.5	—	17,215.5	28.0
Residential mortgage-backed securities	2,738.0	2,738.0	—	2,737.8	0.2
Commercial mortgage-backed securities	1,508.6	1,508.6	—	1,502.8	5.8
Other debt obligations	615.0	615.0	—	486.2	128.8
Total fixed maturities, available-for-sale	23,183.6	23,183.6	—	23,003.4	180.2
Marketable equity securities, available-for-sale	134.3	134.3	77.4	56.9	—
Marketable equity securities, trading	474.4	474.4	474.1	—	0.3
Other invested assets	44.0	44.0	—	5.2	38.8
Total investments carried at fair value	23,836.3	23,836.3	551.5	23,065.5	219.3
Separate account assets	978.4	978.4	978.4	—	—
Total assets at fair value	$24,814.7	$24,814.7	$1,529.9	$23,065.5	$219.3
Financial liabilities:
Embedded derivatives	92.1	92.1	—	—	92.1
Total liabilities at fair value	$92.1	$92.1	$—	$—	$92.1

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$3,541.0	$3,664.6	$—	$—	$3,664.6
Investments in limited partnerships	265.1	237.9	—	237.9	—
Cash and cash equivalents	35.7	35.7	35.7	—	—
Financial liabilities:
Funds held under deposit contracts (1):
Deferred annuities	$12,017.0	$11,884.2	$—	$—	$11,884.2
Income annuities	6,550.4	7,590.0	—	—	7,590.0
_______________________

(1)	The carrying value of this balance excludes $6,111.6 of liabilities related to insurance contracts and embedded derivatives.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

	As of December 31, 2012
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$296.7	$296.7	$—	$296.7	$—
State and political subdivisions	776.5	776.5	—	776.5	—
Corporate securities	17,165.7	17,165.7	—	17,126.8	38.9
Residential mortgage-backed securities	2,986.7	2,986.7	—	2,986.7	—
Commercial mortgage-backed securities	1,702.8	1,702.8	—	1,684.0	18.8
Other debt obligations	513.9	513.9	—	440.9	73.0
Total fixed maturities, available-for-sale	23,442.3	23,442.3	—	23,311.6	130.7
Marketable equity securities, available-for-sale	49.6	49.6	0.5	44.1	5.0
Marketable equity securities, trading	498.2	498.2	498.1	—	0.1
Other invested assets	16.3	16.3	—	11.3	5.0
Total investments carried at fair value	24,006.4	24,006.4	498.6	23,367.0	140.8
Separate account assets	807.7	807.7	807.7	—	—
Total assets at fair value	$24,814.1	$24,814.1	$1,306.3	$23,367.0	$140.8
Financial liabilities:
Embedded derivatives	14.1	14.1	—	—	14.1
Total liabilities at fair value	$14.1	$14.1	$—	$—	$14.1

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$3,090.6	$3,366.8	$—	$—	$3,366.8
Investments in limited partnerships	210.7	208.3	—	208.3	—
Cash and cash equivalents	120.1	120.1	120.1	—	—
Financial liabilities:
Funds held under deposit contracts (1):
Deferred annuities	$10,583.5	$10,610.9	$—	$—	$10,610.9
Income annuities	6,620.7	8,430.6	—	—	8,430.6
_______________________

(1)	The carrying value of this balance excludes $5,899.1 of liabilities related to insurance contracts and embedded derivatives.
Financial Instruments Measured at Fair Value on a Recurring Basis
Fixed Maturities
The vast majority of the Company’s fixed maturities have been classified as Level 2 measurements. To make this assessment, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominantly utilizes third party independent pricing services to assist management in determining the fair value of its fixed maturity securities. As of December 31, 2013 and December 31, 2012, respectively, pricing services provided prices for 96.5% and 96.2% of the Company’s fixed maturities.
The Company analyzes the prices received from the pricing services to ensure they represent a reasonable estimate of fair value, including analytical reviews of prices between reporting periods. The Company also performs procedures to gain assurance on the overall reasonableness and consistent use of inputs, valuation methodologies and compliance with fair value accounting standards. This includes an annual review of pricing methodologies and inputs by asset class and performing periodic due diligence procedures, including quarterly deep-dive analyses, monthly price fluctuation analyses, and corroboration of prices by obtaining secondary pricing quotes for selected securities. Based upon its analyses, the Company has not adjusted prices obtained from the pricing services.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

The pricing services provide prices where observable inputs are available, utilizing evaluated pricing models that vary by asset class. If sufficient objectively verifiable information about a security’s valuation is not available, the pricing services will not provide a valuation for the security. In these situations, the security’s fair value is determined using internal pricing models.
As of December 31, 2013, the Company had $653.7 or 2.8%, of its fixed maturities invested in private placement securities. The use of significant observable inputs in determining the fair value of the Company’s investments in private placement securities resulted in the classification of $635.6, or 97.2%, as Level 2 measurements as of December 31, 2013. As of December 31, 2012, the Company had $819.6, or 3.5%, of its fixed maturities invested in private placement securities, of which $787.3, or 96.1%, were classified as Level 2 measurements.
Corporate Securities
As of December 31, 2013 and 2012, the fair value of the Company’s corporate securities classified as Level 2 measurements was $17,215.5 and $17,126.8, respectively. The following table presents additional information about the composition of the Level 2 corporate securities:

	As of December 31, 2013			As of December 31, 2012
	Amount	% of Total	# of Securities	Amount	% of Total	# of Securities
Significant security sectors:
Industrial	$3,229.1	18.8%	223	$3,308.5	19.3%	218
Consumer staples	2,655.1	15.4	159	2,779.5	16.2	157
Consumer discretionary	2,172.0	12.6	184	2,110.2	12.3	167
Utilities	1,891.0	11.0	146	1,904.8	11.1	149

Weighted-average coupon rate	5.62%			5.88%
Weighted-average remaining years to contractual maturity	9.6			10.3
The majority of corporate securities classified as Level 2 measurements are priced by independent pricing services utilizing evaluated pricing models. Because many corporate securities do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare valuations. The significant inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications.
As of December 31, 2013 and 2012, $523.5, or 3.0%, and $675.1, or 3.9%, respectively, of Level 2 corporate securities were privately placed. These securities were valued using a matrix pricing approach. The significant inputs to the measurement are the base credit spread, treasury yield and expected future cash flows of the security, which are all observable inputs. The base spread is determined based on trades of similar publicly-traded securities, and the expected future cash flows are based on the contractual terms of the security. The valuation approach also incorporates an illiquidity spread, determined based on premiums demanded by investors for privately placed securities. The illiquidity spread is an unobservable input, which ranges from 0 to 25 basis points and is based on the credit quality of the security. The illiquidity spread does not significantly impact the resulting valuation.
Residential Mortgage-backed Securities
As of December 31, 2013 and 2012, the fair value of the Company’s residential mortgage-backed securities (RMBS) classified as Level 2 measurements was $2,737.8 and $2,986.7, respectively. These securities were primarily fixed-rate, with a weighted-average coupon rate of 4.39% and 4.67% as of December 31, 2013 and 2012, respectively.
Level 2 RMBS securities are priced by pricing services that utilize evaluated pricing models. Because many RMBS do not trade on a daily basis, evaluated pricing models apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. The significant observable inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications. In addition, the pricing services use models and processes to develop prepayment and interest rate scenarios. The pricing services monitor market indicators, industry and economic events, and their models take into account market convention.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Agency securities comprised 89.1% and 89.3% of the Company’s Level 2 RMBS as of December 31, 2013 and 2012, respectively. The following table presents additional information about the composition of the Level 2 non-agency RMBS securities:

	As of December 31, 2013		As of December 31, 2012
	Fair Value	% of Total	Fair Value	% of Total
Highest rating agency rating:
AAA	$42.5	14.3%	$23.6	7.4%
AA through BBB	88.0	29.5	94.1	29.5
BB & below	167.8	56.2	201.8	63.1
Total non-agency RMBS	$298.3	100.0%	$319.5	100.0%
Non-agency RMBS with super senior subordination	$178.3	59.8%	$202.7	63.5%
As of December 31, 2013 and 2012, the Company’s non-agency Level 2 RMBS had a weighted-average credit enhancement of 8.8% and 8.4%, respectively. As of December 31, 2013 and 2012, $110.3 and $127.7, or 37.0% and 40.0%, respectively, of the Company’s non-agency Level 2 RMBS had an origination or vintage year of 2004 and prior. The underlying collateral in years prior to 2005 is considered higher quality as underwriting standards were more stringent.
Commercial Mortgage-backed Securities
As of December 31, 2013 and 2012, the fair value of the Company’s commercial mortgage-backed securities (CMBS) classified as Level 2 measurements was $1,502.8 and $1,684.0, respectively. The weighted-average coupon rate on these securities was 4.83% and 5.03% as of December 31, 2013 and 2012, respectively.
Level 2 CMBS securities are priced by pricing services that utilize evaluated pricing models. Because many CMBS do not trade on a daily basis, evaluated pricing models apply available information through processes, such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. The significant observable inputs for security evaluations include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, new issues, monthly payment information and other reference data, including market research publications.
The Company’s Level 2 CMBS securities were primarily non-agency securities, which comprised 83.2% and 78.4% of Level 2 CMBS as of December 31, 2013 and 2012, respectively. The non-agency Level 2 CMBS had an estimated weighted-average credit enhancement of 31.4% and 29.9% as of December 31, 2013 and 2012, respectively, and 98.7% and 96.6% were in the most senior tranche as of December 31, 2013 and 2012, respectively.
The following table presents additional information about the composition of the underlying collateral of Level 2 non-agency CMBS securities:

	As of December 31, 2013	As of December 31, 2012
	% of Total	% of Total
Significant underlying collateral locations:
New York	21.5%	20.1%
California	11.6	12.0
Florida	7.4	5.6
Texas	7.3	7.4
Significant underlying collateral property types:
Office buildings	32.2%	31.8%
Retail shopping centers	31.4	32.5

Marketable Equity Securities
Marketable equity securities are investments in common stock and certain nonredeemable preferred stocks. The securities primarily consist of investments in publicly traded companies. When the fair values of the Company’s marketable equity securities are based on quoted market prices in active markets for identical assets, they are classified as Level 1 measurements. The fair values of nonredeemable preferred stocks are valued by pricing services utilizing evaluated pricing models and are classified as Level 2 measurements. These valuations are created based on benchmark curves using industry standard inputs and exchange prices of underlying securities and common stock of the same issuer.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Separate Accounts
Separate account assets are primarily invested in mutual funds with published net asset values (NAVs), which are classified as Level 1 measurements.
Embedded Derivatives
Embedded derivatives relate to the Company’s FIA product, which credits interest to the policyholder’s account balance based on increases in equity or commodity indexes. See Note 3 for further discussion. The fair value of the embedded derivative reflects the excess of the projected benefits based on the indexed fund value over the projected benefits based on the guaranteed fund value. The excess benefits are projected using best estimates for surrenders, mortality and indexed fund interest, and discounted at a risk-free rate plus a spread for nonperformance risk. Because the estimates utilize significant unobservable inputs, the Company classifies the embedded derivative as a Level 3 measurement.
Other Financial Instruments Subject to Fair Value Disclosure Requirements
Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase. Cash equivalents are reported at cost, which approximates fair value, and were $29.5 and $116.3 as of December 31, 2013 and 2012, respectively.

The fair value of the Company’s mortgage loans are measured by discounting the projected future cash flows using the current rate at which the loans would be made to borrowers with similar credit ratings and for the same maturities.

The fair value of the Company’s investments in limited partnerships associated with tax credit investments are estimated based on the discounted cash flows over the remaining life of the tax credits, using the original internal rate of return for each investment.
The fair values of funds held under deposit contracts related to investment-type contracts are estimated based on the present value of the discounted cash flows. Cash flows were projected using best estimates for lapses, mortality and expenses, and discounted at a risk-free rate plus a nonperformance risk spread.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Rollforward of Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the years ended December 31, 2013 and 2012:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2013	Purchases and issues(1)	Sales and settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (Loss)	Realized Gains (Losses)(4)	Balance as of December 31, 2013
Financial Assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$—	$18.0	$—	$—	$—	$—	$(0.6)	$—	$17.4
Corporate securities	38.9	—	—	6.2	(13.6)	—	(3.4)	(0.1)	28.0
Residential mortgage-backed securities	—	—	—	0.2	(0.1)	—	0.1	—	0.2
Commercial mortgage-backed securities	18.8	—	—	—	(12.5)	—	(0.5)	—	5.8
Other debt obligations	73.0	91.7	—	(28.7)	(2.3)	—	(4.9)	—	128.8
Total fixed maturities, available-for-sale	130.7	109.7	—	(22.3)	(28.5)	—	(9.3)	(0.1)	180.2
Marketable equity securities, available-for-sale	5.0	—	—	(5.0)	—	—	—	—	—
Marketable equity securities, trading	0.1	—	—	—	—	0.2	—	—	0.3
Other invested assets	5.0	26.1	—	—	(13.6)	14.4	—	6.9	38.8
Total Level 3 assets	$140.8	$135.8	$—	$(27.3)	$(42.1)	$14.6	$(9.3)	$6.8	$219.3
Financial Liabilities:
Embedded derivatives	14.1	55.2	(0.2)	—	—	23.0	—	—	92.1
Total Level 3 liabilities	$14.1	$55.2	$(0.2)	$—	$—	$23.0	$—	$—	$92.1

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2012	Purchases and issues(1)	Sales and settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income	Realized Gains (Losses)(4)	Balance as of December 31, 2012
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$91.4	$—	$(14.4)	$(38.6)	$(0.5)	$0.1	$3.0	$(2.1)	$38.9
Commercial mortgage-backed securities	15.9	—	—	6.3	(5.1)	—	1.7	—	18.8
Other debt obligations	79.9	—	—	14.0	(25.2)	—	3.8	0.5	73.0
Total fixed maturities, available-for-sale	187.2	—	(14.4)	(18.3)	(30.8)	0.1	8.5	(1.6)	130.7
Marketable equity securities, available-for-sale	5.0	—	—	—	—	—	—	—	5.0
Marketable equity securities, trading	0.6	—	—	(0.5)	—	—	—	—	0.1
Other invested assets	2.3	5.4	(3.1)	—	—	(0.3)	—	0.7	5.0
Total Level 3 assets	$195.1	$5.4	$(17.5)	$(18.8)	$(30.8)	$(0.2)	$8.5	$(0.9)	$140.8
Financial Liabilities:
Embedded derivatives	2.4	10.7	(0.3)	—	—	1.3	—	—	14.1
Total Level 3 liabilities	$2.4	$10.7	$(0.3)	$—	$—	$1.3	$—	$—	$14.1
_______________

(1)	Issues and settlements are related to the Company’s embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $6.9 and $50.9 for the years ended December 31, 2013 and 2012. Gross transfers out of Level 3 were $34.2 and $69.7 for the years ended December 31, 2013 and 2012. For the year ended December 31, 2012, transfers out included certain privately placed fixed maturities for which there was a change in valuation methodology during the first quarter 2012 to a method that uses significant observable inputs.

(3)	Other is comprised of transactions such as pay downs, calls, amortization and redemptions.

(4)
Realized and unrealized gains and losses for investments in limited partnerships are included in net investment income. All other realized and unrealized gains and losses recognized in net income are included in net realized investment gains (losses). Amount shown for financial liabilities reflects (gains) losses in net income.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

6. Deferred Policy Acquisition Costs and Deferred Sales Inducements
The following table provides a reconciliation of the beginning and ending balance for DAC:

	For the Years Ended December 31,
	2013	2012	2011
Unamortized balance at beginning of period	$367.9	$368.4	$342.5
Deferral of acquisition costs	122.3	65.2	97.0
Adjustments for realized (gains) losses	2.1	0.3	(2.3)
Amortization — excluding unlocking	(61.6)	(62.0)	(68.8)
Amortization — impact of assumption and experience unlocking	(10.8)	(4.0)	—
Unamortized balance at end of period	419.9	367.9	368.4
Accumulated effect of net unrealized investment gains	(97.4)	(212.1)	(182.4)
Balance at end of period	$322.5	$155.8	$186.0
The following table provides a reconciliation of the beginning and ending balance for DSI, which is included in receivables and other assets in the consolidated balance sheets. DSI amortization is included in interest credited in the consolidated statements of income.

	For the Years Ended December 31,
	2013	2012	2011
Unamortized balance at beginning of period	$153.4	$142.0	$105.8
Capitalizations	49.5	49.7	68.3
Adjustments for realized (gains) losses	0.6	0.3	(1.2)
Amortization — excluding unlocking	(41.2)	(36.5)	(30.9)
Amortization — impact of assumption and experience unlocking	(7.5)	(2.1)	—
Unamortized balance at end of period	154.8	153.4	142.0
Accumulated effect of net unrealized investment gains	(76.7)	(128.6)	(87.8)
Balance at end of period	$78.1	$24.8	$54.2

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

7. Stockholder's Equity
The following tables summarize the components of AOCI and the adjustments to OCI for amounts reclassified from AOCI into net income for the years ended December 31, 2013, 2012 and 2011:

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI (3)	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2013	$1,608.7	$(19.6)	$(221.4)	$3.5	$1,371.2
Other comprehensive income (loss) before reclassifications, net of taxes (1)	(889.2)	(1.6)	110.1	(17.4)	(798.1)
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(2.4)	(2.4)
Foreign currency swaps	—	—	—	(0.1)	(0.1)
Net realized investment (gains) losses	31.9	10.9	(2.7)	—	40.1
Total provision (benefit) for income taxes	(11.1)	(3.9)	0.9	0.9	(13.2)
Total reclassifications from AOCI, net of taxes	20.8	7.0	(1.8)	(1.6)	24.4
Other comprehensive income (loss) after reclassifications	(868.4)	5.4	108.3	(19.0)	(773.7)
Balance as of December 31, 2013	$740.3	$(14.2)	$(113.1)	$(15.5)	$597.5

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI (3)	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2012	$1,232.0	$(37.3)	$(175.5)	$5.1	$1,024.3
Other comprehensive income (loss) before reclassifications, net of taxes (1)	371.3	(5.3)	(45.4)	(0.1)	320.5
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(2.3)	(2.3)
Net realized investment (gains) losses	8.3	35.3	(0.7)	—	42.9
Total provision (benefit) for income taxes	(2.9)	(12.3)	0.2	0.8	(14.2)
Total reclassifications from AOCI, net of taxes	5.4	23.0	(0.5)	(1.5)	26.4
Other comprehensive income (loss) after reclassifications	376.7	17.7	(45.9)	(1.6)	346.9
Balance as of December 31, 2012	$1,608.7	$(19.6)	$(221.4)	$3.5	$1,371.2

	Net unrealized gains (losses) on available-for- sale securities	OTTI on fixed maturities not related to credit losses (2)	Adjustment for DAC and DSI (3)	Net gains (losses) on cash flow hedges	Accumulated other comprehensive income
Balance as of January 1, 2011	$602.1	$(49.6)	$(112.7)	$—	$439.8
Other comprehensive income (loss) before reclassifications, net of taxes (1)	651.6	0.6	(65.1)	6.1	593.2
Reclassifications recorded in:
Net investment income:
Interest rate swaps	—	—	—	(1.5)	(1.5)
Net realized investment (gains) losses	(33.5)	18.0	3.6	—	(11.9)
Total provision (benefit) for income taxes	11.8	(6.3)	(1.3)	0.5	4.7
Total reclassifications from AOCI, net of taxes	(21.7)	11.7	2.3	(1.0)	(8.7)
Other comprehensive income (loss) after reclassifications	629.9	12.3	(62.8)	5.1	584.5
Balance as of December 31, 2011	$1,232.0	$(37.3)	$(175.5)	$5.1	$1,024.3
___________________

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

(1)
Other comprehensive income (loss) before reclassifications is net of taxes of $(478.7), $(0.9), $59.2, $(9.4) and $(429.8), respectively, for the year ended December 31, 2013, net of taxes of $200.0, $(2.8), $(24.4), $(0.1) and $172.7, respectively, for the year ended December 31, 2012, and net of taxes of $350.9, $0.3, $(35.3), $3.3 and $319.2, respectively, for the year ended December 31, 2011.

(2)
Reclassification adjustments of OTTI on fixed maturities not related to credit losses are included in changes in unrealized gains and losses on available-for-sale securities within the consolidated statements of comprehensive income (loss).

(3)	See Note 6 for the adjustment for the accumulated effect of net unrealized investment gains separately presented for DAC and DSI.
8. Reinsurance
The Company reinsures portions of its insurance risk with reinsurance and other insurance companies in order to diversify risk and manage loss exposure, primarily in the Individual Life and Benefits segments.
In the Individual Life segment, the Company reinsures portions of its risk associated with its universal life, term life, BOLI and variable COLI products. Coverage under these reinsurance agreements varies by product, policy issue year and issue age of the insured. For policies issued through the first quarter of 2013, the Company retained face values of $0.5 to $1.0 on individual policies. In March 2013, the Company increased its retention to $3.0 for certain polices issued thereafter. As of December 31, 2013, most of the Company's fully underwritten term life was 50% to 90% reinsured.
In the Benefits segment, the Company reinsures portions of risk associated with its group life and disability income and medical stop-loss businesses. The Company reinsured its group life risk and capped its liability at $0.25 per individual, per line of coverage. The Company reinsured 40% of its short-term disability risk prior to June 2013, and 20% thereafter. The Company reinsured 90% of its long-term disability risk. The Company reinsured its exposure to medical stop loss claims in excess of $1.0 for aggregate policies and $1.1 per individual for policies issued prior to October 2013, and increased its retention to $1.5 per individual thereafter. The Company also has catastrophic coverage for its group life policies based on geographic location.
The Company evaluates the financial condition of its reinsurers to monitor its exposure to losses from reinsurer insolvencies. As of December 31, 2013, $121.1 or 39.0%, of the reinsurance recoverable was related to one reinsurer. The Company analyzes reinsurance recoverables according to the credit ratings of its reinsurers and is not aware of its major reinsurers currently experiencing financial difficulties. Of the total amount due from reinsurers as of both December 31, 2013 and 2012, 99.6% were with reinsurers rated A- or higher by A.M. Best. The Company had no write-offs or reserve for uncollectible reinsurance in 2013, 2012 or 2011.

Reinsurance recoverables are composed of the following amounts:

	As of December 31,
	2013	2012
Life insurance:
Reinsurance recoverables on:
Funds held under deposit contracts	$92.1	$89.1
Future policy benefits	142.9	142.9
Paid claims, expense allowance and premium tax recoverables	1.5	2.8
Policy and contract claims	3.7	4.5
Total life insurance	240.2	239.3
Accident and health insurance:
Reinsurance recoverables on:
Future policy benefits	60.7	53.4
Paid claims, expense allowance and premium tax recoverables	5.3	3.7
Policy and contract claims	4.6	5.7
Total accident and health insurance	70.6	62.8
Total reinsurance recoverables	$310.8	$302.1

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

The following table sets forth net life insurance in force:

	As of December 31,
	2013	2012	2011
Direct life insurance in force	$60,554.7	$55,750.6	$54,073.0
Amounts assumed from other companies	213.2	215.5	219.8
Amounts ceded to other companies	(21,635.5)	(24,153.4)	(23,385.9)
Net life insurance in force	$39,132.4	$31,812.7	$30,906.9
Percentage of amount assumed to net	0.54%	0.68%	0.71%

The following table sets forth the effect of reinsurance on premiums and policy fees and contract charges. It is disaggregated by accident and health and life insurance products, which are short- and long-duration contracts, respectively.

	For the Years Ended December 31,
	2013	2012	2011
Premiums:
Direct:
Accident and health	$601.9	$567.1	$457.1
Life insurance	92.4	86.4	85.9
Total	694.3	653.5	543.0
Assumed:
Accident and health (1)	—	16.2	56.4
Life insurance	0.1	0.1	0.1
Total	0.1	16.3	56.5
Ceded:
Accident and health	(29.2)	(23.6)	(19.9)
Life insurance	(38.0)	(41.2)	(39.1)
Total	(67.2)	(64.8)	(59.0)
Total premiums	627.2	605.0	540.5
Policy fees and contract charges:
Direct life insurance	132.3	124.7	118.2
Ceded life insurance	(5.6)	(5.4)	(5.6)
Total policy fees and contract charges (2)	126.7	119.3	112.6
Total premiums and other amounts assessed to policyholders	$753.9	$724.3	$653.1
Percentage of assumed to total premiums and other amounts assessed to policyholders (1)	0.01%	2.25%	8.65%
_______________

(1)
The decrease in assumed accident and health premiums and the percentage of assumed to total premiums and other amounts assessed to policyholders in 2012 and 2013 is related to the indemnity reinsurance agreement and acquired renewal rights for medical stop-loss insurance policies issued by American United Life Insurance Company (AUL) on July 1, 2011.

(2)
Total policy fees and contract charges represents amounts charged to policyholders other than premiums and are recorded in policy fees, contract charges and other in the consolidated statements of income. This primarily consists of costs of insurance charges.

Ceded reinsurance reduced policyholder benefits and claims by $65.2, $63.9 and $55.6 for the years ended December 31, 2013, 2012 and 2011, respectively.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

9. Liability for Unpaid Claims and Claim Adjustment Expenses
The following table provides a reconciliation of the beginning and ending liability balances for unpaid claims and claims adjustment expenses. These reserves include policy and contract claims and certain amounts recorded in future policy benefits on the consolidated balance sheets.

	As of December 31,
	2013	2012	2011
Balance as of January 1	$227.7	$234.6	$222.5
Less: reinsurance recoverables	63.7	61.8	60.2
Net balance as of January 1	164.0	172.8	162.3
Incurred related to insured events of:
The current year	479.5	455.3	403.9
Prior years	(10.4)	(10.4)	(13.7)
Total incurred	469.1	444.9	390.2
Paid related to insured events of:
The current year	320.0	297.4	237.2
Prior years	147.9	156.3	142.5
Total paid	467.9	453.7	379.7
Net balance as of December 31	165.2	164.0	172.8
Add: reinsurance recoverables	69.2	63.7	61.8
Balance as of December 31	$234.4	$227.7	$234.6
The Company uses estimates in determining its liability for unpaid claims and claim adjustment expenses. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2013, the change in prior year incurred claims was primarily due to favorable claims experience for medical stop-loss, offset by higher than expected claims on the Company's BOLI product. For the year ended December 31, 2012, the change in prior year incurred claims was primarily due to favorable claims experience for medical stop-loss, primarily related the business we assumed in July 2011. For the year ended December 31, 2011, the change in prior year incurred claims was primarily due to favorable claims experience for medical stop-loss, offset by higher than expected individual life claims.
10. Income Taxes
The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service, or the statute of limitations has expired for all tax periods through December 31, 2009. The Company is not currently subject to any state income tax exams.
Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income from operations before income taxes and the provision for income taxes were as follows:

	For the Years Ended December 31,
	2013		2012		2011
Income from operations before income taxes	$285.9		$278.6		$278.0
Tax provision at U.S. Federal statutory rate	100.1	35.0%	97.5	35.0%	97.3	35.0%
Increase (reduction) in rate resulting from:
Tax credit investment credits	(41.2)	(14.4)	(33.5)	(12.0)	(17.3)	(6.2)
Separate account dividend received deduction	(1.2)	(0.4)	(1.1)	(0.4)	(1.1)	(0.4)
Adjustment to deferred taxes	—	—	4.7	1.7	—	—
Other	(0.2)	(0.1)	—	—	0.2	—
Provision for income taxes	$57.5	20.1%	$67.6	24.3%	$79.1	28.4%

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

The tax effects of temporary differences that gave rise to the deferred income tax assets and liabilities were as follows:

	As of December 31,
	2013	2012
Deferred income tax assets:
Adjustments to life policy liabilities	$287.2	$265.3
Capitalization of policy acquisition costs	65.5	60.6
Other	7.0	8.3
Total deferred income tax assets	359.7	334.2
Deferred income tax liabilities:
Deferred policy acquisition costs	147.0	128.8
Basis adjustment on securities	122.3	119.1
Unrealized gains on investment securities (net of DAC and DSI adjustment: $60.9 and $119.2, respectively)	321.7	738.3
Other	1.4	1.4
Total deferred income tax liabilities	592.4	987.6
Deferred income tax liabilities, net	$232.7	$653.4

As of December 31, 2013, the Company has no net operating loss carry-forwards.
The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Based on an analysis of the Company’s tax position, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2013 and 2012.
The Company includes penalties and interest accrued related to unrecognized tax benefits in the calculation of income tax expense. As of December 31, 2013, the Company has no unrecognized tax benefits and does not expect significant changes within the next year.
11. Commitments and Contingencies
 Litigation
Because of the nature of its business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened, as of December 31, 2013, will have a material adverse effect on its consolidated financial condition, future operating results or liquidity.
Other Commitments
The Company has a service agreement with a third party service provider to outsource the majority of its information technology infrastructure. The initial term of the service agreement expires in July 2014, subject to early termination in certain cases, with two one-year extensions at the Company’s election. On March 3, 2014, the Company executed a one-year extension, which extended the expiration date of the agreement to July 31, 2015. The material terms of the agreement remain unchanged. Under the terms of the service agreement, the Company agreed to pay an annual fixed service fee ranging from $10.6 to $11.4 for five years. The Company incurred service fee expenses of $13.4, $13.6 and $12.3 for the years ended December 31, 2013, 2012 and 2011, respectively, which included the fixed fee as well as a variable fee based on usage.
As of December 31, 2013 and 2012, unfunded mortgage loan commitments were $50.5 and $64.4, respectively. The Company had no other material commitments or contingencies as of December 31, 2013 and 2012.
12. Employee Benefit Plans
Defined Contribution Plan
The Company sponsors a defined contribution 401(k) plan for all eligible employees that includes matching a participant’s contributions up to 6% of eligible compensation. The expense for the matching contributions was $5.8, $5.4 and $4.7 for the years ended December 31, 2013, 2012 and 2011, respectively.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Equity Plan
The Company's employees participate in the Parent's Equity Plan, the Symetra Financial Corporation Equity Plan, amended and restated on November 8, 2011. The Parent has the ability to issue various types of awards, including restricted stock, stock options, stock appreciation rights, restricted stock units, performance shares, performance units and other types of awards at the discretion of the Parent's board of directors.
During 2013, 2012 and 2011, the Parent granted performance units to various members of the Company's management. The value of each performance unit is determined at the discretion of the Parent’s board of directors based on its success over a three-year period. These are accounted for as liability awards, as the Parent intends or is required to settle such awards in cash. The Company recognized $6.6, $4.5 and $2.5 in expense related to performance units granted under the Equity Plan for the years ended December 31, 2013, 2012 and 2011, respectively.
The Company's employees also received stock-based compensation in the form of restricted shares and options issued by the Parent. Compensation expense for these awards is recognized over the requisite service period, using the straight-line method, based on the grant-date fair value. These awards are recorded as capital contributions to the Company.
The Company was allocated compensation expenses related to awards granted to its employees as follows:

	For the Years Ended December 31,
	2013	2012	2011
Restricted stock (1)	$3.6	3.4	2.0
Stock options (2)	0.9	0.5	1.0
___________________

(1)	The related income tax benefit was $1.3, $1.2 and $0.7 for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)	The related income tax benefit was $0.3, $0.2 and $0.4 for the years ended December 31, 2013, 2012 and 2011, respectively.
13. Dividends
Symetra Life is restricted by state regulations as to the aggregate amount of dividends it may pay to the Parent in any consecutive 12-month period without regulatory approval. Accordingly, based on statutory limits as of December 31, 2012, Symetra Life was eligible to distribute dividends to the Parent during 2013 without obtaining regulatory approval as long as the aggregate dividends distributed over the 12 months preceding any dividend disbursement date in 2013 did not exceed $282.2. The total amount of dividends paid by Symetra Life to the Parent during 2013 was $195.0.
Based on state regulations as of December 31, 2013, Symetra Life is eligible to disburse dividends to the Parent during 2014 without obtaining regulatory approval as long as the aggregate dividends disbursed over the 12 months preceding any dividend payment date in 2014 do not exceed $187.0. In January 2014, Symetra Life paid a $45.0 dividend that was declared in December 2013. More information about the capital requirements of the Company can be found in Note 14.
14. Statutory-Basis Information
Symetra Life and its two wholly-owned subsidiaries, Symetra National Life Insurance Company and First Symetra National Life Insurance Company of New York, are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as accounting for investments, certain assets and deferred taxes on a different basis. Permitted statutory accounting practices encompass all accounting practices not so prescribed, which have been specifically allowed by state insurance authorities. The Company has no material permitted accounting practices.
On January 14, 2014, Symetra Life filed an application with the Washington State Office of the Insurance Commissioner and the Iowa Insurance Division to redomesticate from Washington to Iowa. The change in legal domicile is expected to occur during 2014, pending regulatory approvals. The Company does not expect the change in domicile to affect existing policyholders or to have significant effect on the Company's financial position and results of operations.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

The statutory net income (loss) and statutory capital and surplus for Symetra Life and its subsidiaries are as follows:

	For the Years Ended December 31,
	2013	2012	2011
Statutory net income (loss):
Symetra Life Insurance Company	$183.6	$252.3	$155.8
First Symetra National Life Insurance Company of New York	11.9	12.5	5.2
Symetra National Life Insurance Company	0.5	—	(0.3)
Statutory capital and surplus:
Symetra Life Insurance Company (1)	$1,869.7	$1,912.6	$1,822.8
First Symetra National Life Insurance Company of New York	96.7	85.9	74.6
Symetra National Life Insurance Company	10.0	9.5	9.5
_______________

(1)	Symetra Life’s surplus includes the surplus of its two wholly owned subsidiaries, First Symetra National Life Insurance Company of New York and Symetra National Life Insurance Company

Each company's respective state of domicile imposes minimum risk–based capital (RBC) requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to the financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified correction action. As of December 31, 2013 and 2012, Symetra Life and its subsidiaries each exceeded the minimum RBC requirements of 200%, and maintained risk-based capital ratios in excess of 460%. The Company’s minimum statutory capital and surplus necessary to satisfy regulatory requirements in the aggregate was $472.4 at December 31, 2013, of which 96.7% was attributable to Symetra Life.
Symetra Life is subject to certain insurance department regulatory restrictions as to the payment of dividends to the Parent. More information on the restrictions on the payment of dividends can be found in Note 13.
15. Related Parties
Transactions with related parties recorded in the Company’s consolidated financial statements were as follows:

	As of December 31,
	2013	2012
Liabilities to related parties:
Payable to White Mountains Advisors, LLC (1)	$4.2	$3.8
Payable to the Parent and affiliates, net (2)	11.8	7.1

	For the Years Ended December 31,
	2013	2012	2011
Transactions with related parties:
Investment advisory services expense (3)	$16.5	$15.6	$15.2
Payments related to commutation endorsements (4)	25.7	26.1	47.1
Shared services expenses allocated, net (5)	(6.7)	(6.2)	(4.7)
Concessions, general agent fees, administrative and underwriting fees (5)	14.9	12.8	11.1
___________________

(1)	Reported in other liabilities on the consolidated balance sheets.

(2)
As of December 31, 2013 and 2012, $0.4 and $1.1, respectively, are reported in receivables and other assets and $12.2 and $8.2, respectively, are reported in other liabilities on the consolidated balance sheets.

(3)	Reported as a reduction of net investment income on the consolidated statements of income.

(4)	Payments reduce the reserves reported in funds held under deposit contracts on the consolidated balance sheets and interest credited on the consolidated statements of income.

(5)
Reported primarily in other underwriting and operating expenses on the consolidated statements of income. For the years ended December 31, 2013, 2012 and 2011, shared service expenses are net of rent expense allocated to the Company of $5.8, $5.9 and $6.0, respectively.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

The Company is party to an Investment Management Agreement with White Mountains Advisors, LLC (WMA), a subsidiary of White Mountains Insurance Group, Ltd., which is an affiliate of the Parent. This agreement, as amended, provides for investment advisory services related to the Company’s invested assets and portfolio management services.
The Company’s affiliate, Symetra Assigned Benefits Service Company (SABSCO), purchased future payment streams of structured settlement annuity contracts issued by the Company from third-party payees. These contracts were assigned to and owned by SABSCO. The Company issued commutation endorsements to pay SABSCO lump sum amounts in lieu of receiving the future payment streams in the structured settlement annuity contracts and releases its reserves related to the contract.
The Company has entered into various agreements with the Parent and its affiliates for services necessary to conduct its activities. These agreements specify that the parties will provide to and receive from each other certain general services related to sharing common management, personnel and facilities, and that the related expenses will be shared. These expenses include rent, corporate overhead, data processing systems, payroll, benefits and other charges. These expenses were allocated on a basis that management considers to reasonably reflect expenses as if the Company operated as an unaffiliated entity. In addition, the Company paid concessions, general agent fees, administrative and underwriting fees for services provided by its affiliates. These affiliates primarily included Symetra Securities, Inc. and Medical Risk Managers, Inc.
It is the Company’s policy to settle amounts due from affiliated companies within 30 days, except for amounts related to performance unit awards granted under the Equity Plan, which are settled when the awards are paid to the employee. Refer to Note 12 for discussion of these awards.
16. Segment Information
The Company offers a broad range of products and services that include retirement, group health and employee benefits and life insurance products. These operations are managed separately as three divisions, consisting of four business segments based on product groupings, and a fifth reportable segment consisting primarily of unallocated items and surplus investment income. The five segments are Benefits, Deferred Annuities, Income Annuities, Individual Life and Other, described further below.
The primary profitability measure that management uses to manage segment results is pre-tax adjusted operating income (loss). Pre-tax adjusted operating income is defined as income from operations, excluding net realized investment gains (losses) that are not reflective of the performance of the Company's insurance operations. Excluded gains (losses) are associated with investment sales or disposal, other-than-temporary investment impairments, changes in the fair value of mark-to-market investments and derivative investments (except for certain S&P 500 options) and changes in the fair value of embedded derivatives related to our FIA product.
In the Deferred Annuities segment, certain net investment gains (losses) related to FIA products sold in the late 1990s are considered related to the performance of insurance operations and included in the pre-tax adjusted operating income. These products credit interest to policyholder accounts based on equity market performance, which is recorded in interest credited. The Company purchases S&P 500 options to economically hedge exposure to this block of business, which are not designated for hedge accounting. Any realized gains from these options are used to meet policyholder obligations.
Benefits Division

•
Benefits. Benefits offers products and services related to medical stop-loss insurance, limited benefit medical insurance, group life insurance, accidental death and dismemberment insurance and disability income insurance, mainly to employer groups.

Retirement Division

•	Deferred Annuities. Deferred Annuities offers fixed and variable deferred annuities, including fixed indexed annuities, to consumers who want to accumulate tax-deferred assets for retirement.

•
Income Annuities. Income Annuities offers SPIAs to customers seeking a reliable source of retirement income or to protect against outliving their assets during retirement. In addition, Income Annuities services a block of structured settlement policies sold to fund third party personal injury settlements.

Individual Life Division

•	Individual Life. Individual Life offers insurance products such as term and universal life insurance. Individual Life also offers institutional products including BOLI and variable COLI.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

Non-Operating

•
Other. This segment consists of unallocated income, which primarily includes investment income on unallocated surplus, earnings related to tax credit investments, and inter-segment elimination entries.

The accounting policies of the segments are the same as those described in Note 2, except for the method of capital allocation. The Company has an internally developed risk-based capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. This model accounts for the unique and specific nature of the risks inherent in the Company’s segments and a portion of net investment income on surplus investments are allocated to the segments based on the level of allocated capital.

The following tables present selected financial information by segment and reconcile segment pre-tax adjusted operating income (loss) to amounts reported in the consolidated statements of income.

	For the Year Ended December 31, 2013
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$591.4	$—	$—	$35.8	$—	$627.2
Net investment income	20.9	564.2	397.9	280.4	13.9	1,277.3
Policy fees, contract charges, and other	2.3	18.3	2.6	136.3	—	159.5
Certain realized gains (losses)	—	5.1	—	—	—	5.1
Total operating revenues	614.6	587.6	400.5	452.5	13.9	2,069.1
Benefits and expenses:
Policyholder benefits and claims	393.4	0.2	—	69.3	—	462.9
Interest credited	—	337.7	349.4	253.0	—	940.1
Other underwriting and operating expenses	167.7	81.2	17.6	67.2	1.7	335.4
Amortization of DAC	—	60.8	3.9	7.7	—	72.4
Total benefits and expenses	561.1	479.9	370.9	397.2	1.7	1,810.8
Segment pre-tax adjusted operating income (loss)	$53.5	$107.7	$29.6	$55.3	$12.2	$258.3
Operating revenues	$614.6	$587.6	$400.5	$452.5	$13.9	$2,069.1
Add: Excluded realized gains (losses)	—	(10.0)	43.4	(7.8)	2.0	27.6
Total revenues	614.6	577.6	443.9	444.7	15.9	2,096.7
Total benefits and expenses	561.1	479.9	370.9	397.2	1.7	1,810.8
Income (loss) from operations before income taxes	$53.5	$97.7	$73.0	$47.5	$14.2	$285.9
As of December 31, 2013:
Total investments	$6.5	$12,561.5	$7,079.7	$5,938.7	$2,119.3	$27,705.7
Deferred policy acquisition costs	—	194.5	49.2	78.8	—	322.5
Separate account assets	—	836.2	—	142.2	—	978.4
Total assets	127.2	13,928.7	7,213.0	6,470.9	2,092.3	29,832.1
Future policy benefits, losses, claims and loss expense (1)	218.8	12,554.1	6,492.6	5,971.3	—	25,236.8
Other policyholders' funds	18.8	32.8	10.4	58.3	7.7	128.0
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

	For the Year Ended December 31, 2012
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$568.8	$—	$—	$36.2	$—	$605.0
Net investment income	21.7	547.2	409.9	284.4	6.0	1,269.2
Policy fees, contract charges, and other	0.2	17.8	6.6	129.6	—	154.2
Certain realized gains (losses)	—	0.1	—	—	—	0.1
Total operating revenues	590.7	565.1	416.5	450.2	6.0	2,028.5
Benefits and expenses:
Policyholder benefits and claims	370.3	—	—	68.7	—	439.0
Interest credited	—	330.7	352.6	258.2	—	941.5
Other underwriting and operating expenses	158.9	77.3	18.5	67.7	4.5	326.9
Amortization of DAC	—	54.3	3.1	8.6	—	66.0
Total benefits and expenses	529.2	462.3	374.2	403.2	4.5	1,773.4
Segment pre-tax adjusted operating income (loss)	$61.5	$102.8	$42.3	$47.0	$1.5	$255.1
Operating revenues	$590.7	$565.1	$416.5	$450.2	$6.0	$2,028.5
Add: Excluded realized gains (losses)	(0.1)	4.6	9.4	(5.9)	15.5	23.5
Total revenues	590.6	569.7	425.9	444.3	21.5	2,052.0
Total benefits and expenses	529.2	462.3	374.2	403.2	4.5	1,773.4
Income (loss) from operations before income taxes	$61.4	$107.4	$51.7	$41.1	$17.0	$278.6
As of December 31, 2012:
Total investments	$16.0	$11,538.0	$7,476.2	$6,107.3	$2,237.7	$27,375.2
Deferred policy acquisition costs	—	62.1	45.0	48.7	—	155.8
Separate account assets	—	723.3	—	84.4	—	807.7
Total assets	141.1	12,503.6	7,672.8	6,598.5	2,284.1	29,200.1
Future policy benefits, losses, claims and loss expense (1)	210.0	11,050.3	6,567.5	5,828.3	—	23,656.1
Other policyholders' funds	21.3	13.1	9.1	63.2	7.2	113.9
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.

SYMETRA LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All amounts in millions, unless otherwise stated)

	For the Year Ended December 31, 2011
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Operating revenues:
Premiums	$501.1	$—	$—	$39.4	$—	$540.5
Net investment income	18.1	527.6	413.1	288.5	15.5	1,262.8
Policy fees, contract charges, and other	0.1	17.5	1.7	124.1	—	143.4
Certain realized gains (losses)	—	(1.4)	—	—	—	(1.4)
Total operating revenues	519.3	543.7	414.8	452.0	15.5	1,945.3
Benefits and expenses:
Policyholder benefits and claims	316.1	0.2	—	65.1	—	381.4
Interest credited	—	322.5	366.6	253.0	—	942.1
Other underwriting and operating expenses	133.1	67.8	19.4	61.6	1.3	283.2
Amortization of DAC	—	59.3	2.5	7.0	—	68.8
Total benefits and expenses	449.2	449.8	388.5	386.7	1.3	1,675.5
Segment pre-tax adjusted operating income (loss)	$70.1	$93.9	$26.3	$65.3	$14.2	$269.8
Operating revenues	$519.3	$543.7	$414.8	$452.0	$15.5	$1,945.3
Add: Excluded realized gains (losses)	(0.1)	7.6	5.8	1.4	(6.5)	8.2
Total revenues	519.2	551.3	420.6	453.4	9.0	1,953.5
Total benefits and expenses	449.2	449.8	388.5	386.7	1.3	1,675.5
Income (loss) from operations before income taxes	$70.0	$101.5	$32.1	$66.7	$7.7	$278.0
_______________

(1)	Includes funds held under deposit contracts, future policy benefits and policy and contract claims.

SYMETRA RESOURCE VARIABLE ACCOUNT B
PART C
OTHER INFORMATION

Item  24. Financial Statements and Exhibits

a.
Financial Statements The following audited financial statements of Symetra Resource Variable Account B and of Symetra Life Insurance Company (“Symetra Life”) are included in the Statement of Additional Information of this Registration Statement:

1.	The financial statements of Symetra Resource Variable Account B as of December 31, 2013 and for each of the two years in the period then ended.

2.	The consolidated financial statements of Symetra Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013.

b.	Exhibits

Exhibit		Description	Reference
1.		Resolution of Board of Directors of Symetra Life authorizing the Separate Account	1/
2.		Not Applicable
3.	(a) (b)	Principal Underwriter's Agreement Amendment to Principal Underwriter's Agreement Broker-Dealer Selling Agreement	5/ 6/ 27/
4.	(a) (b) (c) (d) (e) (f)
Form of Individual Flexible Premium Deferred Variable Annuity Contract
Endorsement to Individual Flexible Premium Deferred Variable Annuity Contract
Form of IRA & Roth Endorsement (01/12)
Form of Simple IRA Endorsement (01/12)
Form of Wealth Transfer Benefit Rider
Form of Wealth Transfer Benefit Rider Data Page
21/ 28/ 22/ 22/ 21/ 21/
5.		Form of Application for Annuity Contract	28/
6.	(a) (b)
Copy of Articles of Incorporation of Symetra Life as amended 11/26/90
Amendment to Articles of Incorporation of Symetra Life dated 9/1/04
Amendment to Articles of Incorporation of Symetra Life dated 5/27/05
Copy of the Bylaws of Symetra Life as last amended 12/6/05
1/ 3/ 4/ 4/
7.		Form of Reinsurance Agreement	28/

8.		Participation Agreement (AllianceBernstein)	24/

		Participation Agreement (ACVP)	7/
		Amendment No. 1 to Participation Agreement (ACVP)	7/
		Amendment No. 2 to Participation Agreement (ACVP)	7/
		Amendment No. 3 to Participation Agreement (ACVP)	7/
		Amendment No. 4 to Participation Agreement (ACVP)	8/
		Amendment No. 5 to Participation Agreement (ACVP)	9/

1

Exhibit	Description	Reference
	Amendment No. 6 to Participation Agreement (ACVP)	14/
	Amendment No. 7 to Participation Agreement (ACVP)	14/
	Amendment No. 8 to Participation Agreement (ACVP)	14/
	Amendment No. 9 to Participation Agreement (ACVP)	27/
	Amendment No. 10 to Participation Agreement (ACVP)	22/

	Participation Agreement (AIM/INVESCO)	7/
	Amendment No. 1 to Participation Agreement (AIM)	8/
	Amendment No. 2 to Participation Agreement (AIM)	18/
	Amendment No. 3 to Participation Agreement (AIM)	18/
	Amendment No. 4 to Participation Agreement (AIM)	29/
	Amendment No. 5 to Participation Agreement (AIM)	29/

	Participation Agreement (Ibbotson)	26/
	Amendment No. 1 of Participation Agreement (Ibbotson)	18/
	Amendment No. 2 of Participation Agreement (Ibbotson)	29/
	Amendment No. 3 of Participation Agreement (Ibbotson)	28/

	Participation Agreement (American Funds)	25/

	Participation Agreement (BlackRock)	16/
	Amendment No. 1 to Participation Agreement (BlackRock)	21/

	Participation Agreement (Calvert-CVS)	16/
	Amendment No. 1 to Participation Agreement (CVS)	22/

	Participation Agreement (Columbia VIT)	16/
	Amendment No. 1 to Participation Agreement (CVIT)	Filed Herewith

	Participation Agreement (Columbia VIT II)	21/
	Amendment No. 1 to Participation Agreement (CVITII)	Filed Herewith
	Amendment No. 2 to Participation Agreement (CVITII)	Filed Herewith

	Participation Agreement (Delaware)	24/

	Participation Agreement (DFA)	24/

	Participation Agreement (Dreyfus)	20/
	Amendment No. 1 to Participation Agreement (Dreyfus)	8/
	Amendment No. 2 to Participation Agreement (Dreyfus)	12/
	Amendment No. 3 to Participation Agreement (Dreyfus)	22/
	Amendment No. 4 to Participation Agreement (Dreyfus)	29/

	Participation Agreement (DWS/Scudder)	18/
	Amendment No. 1 to Participation Agreement (DWS)	16/
	Amendment No. 2 to Participation Agreement (DWS)	28/

	Participation Agreement (Eaton Vance)	Filed Herewith

2

Exhibit	Description	Reference
	Participation Agreement (Fidelity)	17/
	Amendment No. 1 to Participation Agreement (Fidelity)	15/
	Amendment No. 2 to Participation Agreement (Fidelity)	16/
	Amendment No. 3 to Participation Agreement (Fidelity)	19/
	Amendment No. 4 to Participation Agreement (Fidelity)	22/
	Amendment No. 5 to Participation Agreement (Fidelity)	Filed Herewith
	Sub-Licensing Agreement (Fidelity)	17/

	Participation Agreement (Franklin Templeton)	7/
	Amendment No. 1 to Participation Agreement (FRK)	7/
	Amendment No. 2 to Participation Agreement (FRK)	7/
	Amendment No. 3 to Participation Agreement (FRK)	3/
	Amendment No. 4 to Participation Agreement (FRK)	3/
	Amendment No. 5 to Participation Agreement (FRK)	9/
	Amendment No. 6 to Participation Agreement (FRK)	14/
	Amendment No. 7 to Participation Agreement (FRK)	14/
	Amendment No. 8 to Participation Agreement (FRK)	16/
	Amendment No. 9 to Participation Agreement (FRK)	19/
	Amendment No. 10 to Participation Agreement (FRK)	22/
	Amendment No. 11 to Participation Agreement (FRK)	27/

	Participation Agreement (Goldman Sachs)	30/
	Amendment No. 1 to Participation Agreement (GS)	Filed Herewith

	Participation Agreement (Janus)	24/

	Participation Agreement (J.P. Morgan Insurance Trust)	14/
	Amendment No. 1 to Participation Agreement (J.P. Morgan)	22/
	Amendment No. 2 to Participation Agreement (J.P. Morgan)	27/
	Amendment No. 3 to Participation Agreement (J.P. Morgan)	22/

	Participation Agreement (MFS)	24/
	Amendment No. 1 to Participation Agreement (MFS)	24/

	Participation Agreement (Merger)	28/

	Participation Agreement (PIMCO)	9/
	Amendment No. 1 to Participation Agreement (PIMCO)	11/
	Amendment No. 2 to Participation Agreement (PIMCO)	11/
	Amendment No. 3 to Participation Agreement (PIMCO)	16/
	Novation to Participation Agreement (PIMCO)	19/
	Amendment No. 4 to Participation Agreement (PIMCO)	22/
	Amendment No. 5 to Participation Agreement (PIMCO)	22/

	Participation Agreement (PIMCO Equity Series Trust)	24/

	Participation Agreement (Pioneer)	3/
	Amendment to Participation Agreement (Pioneer)	10/
	Amendment No. 2 to Participation Agreement (Pioneer)	14/

3

Exhibit	Description	Reference
	Amendment No. 3 to Participation Agreement (Pioneer)	18/
	Amendment No. 4 to Participation Agreement (Pioneer)	27/
	Amendment No. 5 to Participation Agreement (Pioneer)	22/

	Participation Agreement (Royce Capital)	24/

	Participation Agreement (SEI)	Filed Herewith

	Participation Agreement (Sentinel)	24/

	Participation Agreement (Summit)	14/
	Amendment No. 1 to Participation Agreement (Summit)	14/
	Amendment No. 2 to Participation Agreement (Summit)	14/
	Amendment No. 3 to Participation Agreement (Summit)	18/
	Consent to Assignment (Summit- Calvert)	13/
	Amendment No. 4 to Participation Agreement (Summit)	22/

	Participation Agreement (T.Rowe Price)	24/
	Amendment No. 1 to Participation Agreement (T.Rowe Price)	28/

	Participation Agreement (Van Eck)	28/

	Participation Agreement (Vanguard)	26/
	Amendment No. 1 to Participation Agreement (Vanguard)	14/
	Amendment No. 2 to Participation Agreement (Vanguard)	23/

	Participation Agreement (Virtus)	28/

9.	Opinion and Consent of Counsel	Filed Herewith

10.	Consent of Ernst & Young, LLP Independent Registered Accounting Firm	Filed Herewith

11.	Not Applicable

12.	Not Applicable

Reference	Description
1/
Incorporated by reference to Initial Product Filing to Form N-4 registration statement of Symetra Separate Account C filed with the Securities and Exchange Commission (“SEC”) on June 16, 1995 (File No. 33-60331).

2/	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).
3/	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

4

4/	Incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on August 28, 2008 (File No. 333-137411).
5/	Incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 filed with the SEC on December 29, 1995 (File No. 33-69600).
6/	Incorporated by reference to Registrant's Initial Product Filing to Form N-4 registration statement filed with the SEC on December 13, 2011 (File No. 333-178461).
7/	Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).
8/	Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).
9/	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).
10/	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).
11/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).
12/	Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).
13/	Incorporated by reference to Initial Product Filing on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141).
14/	Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).
15/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).
16/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).
17/	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).
18/	Incorporated by reference to Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).
19/	Incorporated by reference to Post-Effective Amendment No. 28 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 2011 (File No. 33-69712).
20/	Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).
21/	Incorporated by reference to Registrant's Pre-Effective Amendment No. 3 on Form N-4 registration statement of filed with the SEC on April 5, 2012 (File No. 333-178461).
22/	Incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2012 (File No. 33-69712).
23/	Incorporated by reference to Post-Effective Amendment No. 28 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2012 (File No. 333-136776).

5

24/	Incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-4 registration statement filed with the SEC on May 7, 2012 (File No. 333-178461).
25/	Incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-4 registration statement filed with the SEC on January 30, 2013 (File No. 333-178461).
26/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).
27/	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2013 (File No. 33-69712).
28/	Incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-4 registration statement filed with the SEC on April 30, 2013 (File No. 333-178461).
29/	Incorporated by reference to Post-Effective Amendment No. 31 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2014 (File No. 33-69712).
30/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).

Item 25. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Resource Variable Account B or the variable annuity contracts offered through Symetra Resource Variable Account B.

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Name	Positions with Symetra	Principal Business Address
Thomas M. Marra	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Michael W. Fry	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Daniel R. Guilbert	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Richard G. LaVoice	Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
David S. Goldstein	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Tommie D. Brooks	Senior Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Colleen M. Murphy	Senior Vice President, Controller, Treasurer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Christine A. Katzmar Holmes	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Suzanne Webb Sainato	Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Jacqueline M. Veneziani	Vice President, Associate General Counsel and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Richard P. Smolinski	Vice President and Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Resource Variable Account B (“Registrant”). Symetra Life established Registrant by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements. Following is the organizational chart of Symetra Financial Corporation.

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Item 27. Number of Contract Owners

As of March 31, 2014, there were 1,100 Contract Owners and 1,542 Certificate-Holders of the Registrant.

Item 28. Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or certain officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•
“Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•
“Expenses” includes all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, any Claim; and

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•
“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively, “Losses”) relating to, resulting from or arising out of any Claim by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a. Symetra Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for other Symetra Life Individual Variable Annuity Contracts, Symetra Life’s Group Variable Annuity Contracts and Symetra Life's Individual Flexible Premium Variable Life Insurance Policies.

b. The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Black, Glenn A.	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Farrell, Andrew M.	Director, President and Chief Operating Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Fuehrer, Melissa J.	Assistant Vice President and Chief Compliance Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
LaVoice, Richard G.	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Meister, Margaret A.	Chairman of the Board	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Murphy, Colleen M.	Chief Financial Officer, Treasurer and Financial and Operations Principal	777 108th Ave NE, Suite 1200 Bellevue, WA 98004
Sainato, Suzanne Webb	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

c.
During the fiscal year ended December 31, 2013, Symetra Securities, Inc. received $74,269 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

Item 30. Location of Accounts and Records

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Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

Not Applicable

Item 32. Undertakings

1.	The Registrant hereby undertakes to:

a.    File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the variable annuity Contracts may be accepted;

b.    Include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c.	Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

1.
    Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

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SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 30th day of April, 2014.

Symetra Resource Variable Account B
Registrant

By:    Symetra Life Insurance Company

By:     /s/ THOMAS M. MARRA
Thomas M. Marra, Director

Symetra Life Insurance Company
Depositor

By:     /s/ THOMAS M. MARRA
Thomas M. Marra, Director

NAME                            TITLE

/s/ Michael W. Fry                Director and Executive Vice President
Michael W. Fry

/s/ David S Goldstein                Director, General Counsel, Senior Vice President and Secretary
David S. Goldstein

/s/ Daniel R. Guilbert                 Director and Executive Vice President
Daniel R. Guilbert

/s/ Thomas M. Marra                 Director and President (Principal Executive Officer)
Thomas M. Marra

/s/ Margaret A. Meister                Director, Chief Financial Officer and

Margaret A. Meister	Executive Vice President (Principal Financial Officer and Principal Accounting Officer)

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